UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.4%
Abercrombie & Fitch, Cl A (A)	38,600	$1,270
Amazon.com, Cl A *	11,180	4,459
Apollo Education Group, Cl A *	6,500	178
Autoliv (A)	17,400	1,597
Best Buy	190,800	7,609
Big Lots *	19,300	623
CBS, Cl B	156,600	9,982
Chipotle Mexican Grill, Cl A *	12,510	6,665
Coach (A)	221,869	12,453
Comcast, Cl A	187,400	9,738
CST Brands	7,255	266
Delphi Automotive	24,800	1,491
Dillard’s, Cl A	47,800	4,647
DIRECTV *	69,800	4,822
Foot Locker, Cl A	26,000	1,077
Ford Motor	507,000	7,823
Fossil Group *	39,910	4,787
GameStop, Cl A (A)	163,900	8,074
Gannett	57,600	1,704
Goodyear Tire & Rubber	140,800	3,358
Hanesbrands	3,900	274
Harley-Davidson, Cl A (A)	160,634	11,122
Harman International Industries, Cl A	65,300	5,345
Home Depot	82,740	6,813
International Game Technology	131,900	2,395
Kohl’s	43,200	2,452
L Brands (A)	221,480	13,699
Lear	94,700	7,668
Liberty Media - Interactive, Cl A *	538,650	15,809
Macy’s	37,500	2,002
Magna International, Cl A	64,100	5,260
Murphy USA *	9,200	382
NetFlix *	2,500	920
Nike, Cl B	301,152	23,683
Nordstrom (A)	193,376	11,951
priceline.com *	13,175	15,315
Ralph Lauren, Cl A	42,570	7,517
Sally Beauty Holdings *	139,350	4,213
Signet Jewelers	39,200	3,085
Starbucks	139,139	10,907
Target, Cl A	38,900	2,461
Tesla Motors * (A)	9,000	1,354
Time Warner Cable, Cl A	102,890	13,942
TJX	190,741	12,156
TRW Automotive Holdings *	30,600	2,277
Tupperware Brands	9,300	879
Twenty-First Century Fox, Cl A	14,100	496
Twenty-First Century Fox	283,080	9,794
Viacom, Cl B	15,800	1,380
Walt Disney	170,051	12,992
Whirlpool	49,300	7,733
Wyndham Worldwide	6,700	494
Yum! Brands	80,350	6,075

		315,468

Consumer Staples — 9.4%
Altria Group	22,500	864
Anheuser-Busch InBev ADR	108,422	11,543

Description	Shares	Market Value ($ Thousands)

Archer-Daniels-Midland	198,100	$8,598
Coca-Cola	53,600	2,214
Coca-Cola Enterprises	36,100	1,593
Constellation Brands, Cl A *	8,300	584
Costco Wholesale	199,115	23,697
CVS Caremark	320,530	22,940
Energizer Holdings	22,200	2,403
Estee Lauder, Cl A	261,034	19,661
Green Mountain Coffee Roasters (A)	18,300	1,383
Herbalife (A)	42,300	3,329
Hershey	47,200	4,589
Ingredion	21,100	1,445
Kimberly-Clark	27,100	2,831
Kroger	268,300	10,606
Lorillard	97,400	4,936
Mead Johnson Nutrition, Cl A	157,187	13,166
Mondelez International, Cl A	349,498	12,337
Nu Skin Enterprises, Cl A	62,800	8,680
PepsiCo	21,400	1,775
Philip Morris International	140,400	12,233
Procter & Gamble	58,900	4,795
Reynolds American	13,200	660
Safeway	64,400	2,097
Tyson Foods, Cl A	251,500	8,415
Walgreen	265,175	15,232
Wal-Mart Stores	600	47
Whole Foods Market	302,268	17,480

		220,133

Energy — 9.7%
Apache	45,500	3,910
Baker Hughes	45,000	2,487
Cabot Oil & Gas	9,000	349
Chesapeake Energy (A)	39,700	1,077
Chevron	216,900	27,093
Cimarex Energy	4,200	441
ConocoPhillips	184,400	13,028
Core Laboratories	36,348	6,941
Diamond Offshore Drilling (A)	56,700	3,227
EOG Resources	90,225	15,143
Exxon Mobil	346,700	35,086
FMC Technologies *	113,410	5,921
Halliburton	113,486	5,759
Helmerich & Payne	31,100	2,615
Hess	64,500	5,354
Kinder Morgan	341,928	12,309
Marathon Oil	261,800	9,242
Marathon Petroleum	96,200	8,824
Murphy Oil	124,500	8,078
Nabors Industries	54,300	923
National Oilwell Varco, Cl A	108,790	8,652
Noble	59,900	2,245
Noble Energy	105,310	7,173
Occidental Petroleum	69,800	6,638
Oceaneering International, Cl A	4,200	331
Phillips 66	232,470	17,930
Schlumberger, Cl A	93,264	8,404
SM Energy	55,600	4,621
Superior Energy Services	9,700	258
Valero Energy	94,900	4,783

		228,842

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Financials — 15.5%
ACE	36,300	$3,758
Aflac	43,900	2,932
Allied World Assurance Holdings	50,800	5,731
Allstate	177,800	9,697
American Capital Agency, Cl A †	7,300	141
American Financial Group	90,347	5,215
American International Group	433,310	22,120
American Tower, Cl A †	9,300	742
Ameriprise Financial	49,200	5,660
Annaly Capital Management †	60,600	604
Associated Banc-Corp	55,400	964
Assurant	152,900	10,148
AvalonBay Communities †	1,900	225
Axis Capital Holdings	111,300	5,295
Bank of America	1,248,220	19,435
Bank of New York Mellon	55,300	1,932
BankUnited	5,800	191
BB&T	63,800	2,381
Berkshire Hathaway, Cl B *	23,600	2,798
Boston Properties †	2,200	221
Brandywine Realty Trust †	67,500	951
Capital One Financial	125,500	9,615
CBL & Associates Properties †	35,800	643
CBOE Holdings	62,800	3,263
Charles Schwab	314,064	8,166
Chubb	74,500	7,199
Citigroup	382,760	19,946
CME Group	88,625	6,953
CNA Financial	25,700	1,102
Comerica	60,100	2,857
Commerce Bancshares	5,670	255
CommonWealth †	17,600	410
Discover Financial Services	221,700	12,404
East West Bancorp	10,900	381
Endurance Specialty Holdings	20,000	1,173
Equity Lifestyle Properties †	32,700	1,185
Equity Residential †	8,300	430
Everest Re Group	63,900	9,960
Fifth Third Bancorp	489,900	10,303
First Niagara Financial Group	56,600	601
General Growth Properties †	13,700	275
Goldman Sachs Group	19,400	3,439
Hartford Financial Services Group	52,600	1,906
HCP †	10,500	381
Health Care †	6,600	354
Hospitality Properties Trust †	29,600	800
Host Hotels & Resorts †	10,200	198
Huntington Bancshares	834,700	8,055
IntercontinentalExchange Group	47,075	10,588
JPMorgan Chase	269,300	15,749
KeyCorp	811,100	10,885
Kimco Realty †	5,800	114
Lincoln National	118,100	6,096
McGraw-Hill	26,600	2,080
MetLife	42,000	2,265
MFA Financial †	94,700	669
Morgan Stanley	34,500	1,082

Description	Shares	Market Value ($ Thousands)

Northern Trust	9,500	$588
PartnerRe	67,500	7,117
PNC Financial Services Group	114,900	8,914
Progressive (A)	324,650	8,853
ProLogis †	11,500	425
Protective Life	37,300	1,890
Prudential Financial	35,400	3,265
Public Storage †	3,400	512
Realty Income †	4,500	168
Regions Financial	187,000	1,849
Reinsurance Group of America, Cl A	77,400	5,992
RenaissanceRe Holdings	15,300	1,489
Senior Housing Properties Trust †	28,600	636
Simon Property Group †	7,400	1,126
SLM	300,200	7,889
State Street	43,900	3,222
Travelers	120,600	10,919
Unum Group	182,900	6,416
US Bancorp	45,700	1,846
Validus Holdings	45,100	1,817
Ventas †	3,851	221
Vornado Realty Trust †	2,800	249
Waddell & Reed Financial, Cl A	71,500	4,656
Wells Fargo	486,200	22,073
Weyerhaeuser †	8,000	252

		365,307

Health Care — 13.7%
Abbott Laboratories	94,400	3,618
AbbVie	88,700	4,684
Aetna, Cl A	68,900	4,726
Alexion Pharmaceuticals *	46,910	6,242
Allergan	112,750	12,524
AmerisourceBergen	93,400	6,567
Amgen, Cl A	147,707	16,862
Baxter International	52,400	3,644
Biogen Idec *	73,609	20,592
Bristol-Myers Squibb	167,870	8,922
Cardinal Health	133,200	8,899
Celgene, Cl A *	189,258	31,977
Cigna	87,900	7,690
Covance *	57,595	5,072
Cubist Pharmaceuticals *	13,300	916
DaVita HealthCare Partners *	93,664	5,935
Eli Lilly	61,400	3,132
Express Scripts Holding *	332,785	23,375
Gilead Sciences *	153,455	11,532
Health Net, Cl A *	10,200	303
Humana	90,500	9,341
Incyte * (A)	12,200	618
Intuitive Surgical *	19,740	7,582
Johnson & Johnson	192,722	17,652
McKesson	48,500	7,828
Medtronic	41,200	2,364
Merck	99,300	4,970
Myriad Genetics * (A)	17,700	371
Novo Nordisk ADR	42,125	7,783
Omnicare (A)	120,200	7,255
Perrigo (A)	43,050	6,607
Pfizer	770,237	23,592

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Pharmacyclics *	7,300	$772
Questcor Pharmaceuticals (A)	34,400	1,873
Shire ADR	59,260	8,373
St. Jude Medical	40,500	2,509
United Therapeutics *	75,500	8,538
WellPoint	157,000	14,505
Zimmer Holdings	36,300	3,383

		323,128

Industrials — 8.6%
Aecom Technology *	56,200	1,654
AGCO	48,500	2,871
Alaska Air Group	41,400	3,037
Alliant Techsystems	54,849	6,674
American Airlines Group * (A)	63,900	1,613
Canadian Pacific Railway	93,020	14,076
Caterpillar, Cl A	22,600	2,052
Copa Holdings, Cl A	9,500	1,521
Crane, Cl A	5,500	370
Cummins	67,540	9,521
Danaher, Cl A	100,901	7,790
Deere	57,600	5,261
Delta Air Lines, Cl A	121,100	3,327
Engility Holdings *	4,883	163
Exelis	337,800	6,438
FedEx	12,300	1,768
Fluor	111,718	8,970
General Dynamics	25,900	2,475
General Electric	34,300	962
Huntington Ingalls Industries, Cl A	62,400	5,617
ITT	9,200	399
Kansas City Southern	70,300	8,705
L-3 Communications Holdings	110,200	11,776
Lincoln Electric Holdings	6,200	442
Lockheed Martin	34,900	5,188
Nielsen Holdings	135,370	6,212
Norfolk Southern	22,600	2,098
Northrop Grumman	138,000	15,816
Old Dominion Freight Line, Cl A *	5,100	271
Oshkosh Truck	68,500	3,451
Pall	124,390	10,617
Pentair	153,150	11,895
Raytheon	118,400	10,739
Robert Half International	12,400	521
Roper Industries	45,738	6,343
RR Donnelley & Sons	78,200	1,586
Ryder System	3,500	258
Southwest Airlines, Cl A	195,900	3,691
Stericycle, Cl A *	55,986	6,504
Timken	50,200	2,764
Towers Watson, Cl A	9,300	1,187
United Continental Holdings * (A)	38,400	1,453
United Technologies	1,600	182
URS	45,900	2,432
Waste Management	26,000	1,166

		201,856

Information Technology — 20.2%
Accenture, Cl A	66,931	5,503
Activision Blizzard	78,000	1,391

Description	Shares	Market Value ($ Thousands)

Adobe Systems *	583,256	$34,925
Amdocs	181,900	7,501
Amphenol, Cl A	75,574	6,740
Ansys *	44,466	3,877
AOL *	1,300	61
Apple	40,792	22,889
Applied Materials	648,780	11,477
Arrow Electronics, Cl A *	51,600	2,799
Atmel *	123,400	966
Avnet	71,400	3,150
Broadridge Financial Solutions	7,500	296
Brocade Communications Systems *	169,200	1,501
CA	138,400	4,657
Cisco Systems	319,600	7,175
Cognizant Technology Solutions, Cl A *	42,259	4,267
Computer Sciences	29,100	1,626
CoreLogic *	75,200	2,672
Corning, Cl B	209,800	3,739
eBay *	397,491	21,818
EMC	559,336	14,067
F5 Networks, Cl A *	41,460	3,767
Facebook, Cl A *	240,710	13,157
Fidelity National Information Services, Cl B	47,000	2,523
Fiserv, Cl A *	25,200	1,488
Flextronics International *	218,200	1,695
Flir Systems	11,700	352
Genpact *	222,508	4,087
Google, Cl A *	23,753	26,620
Harris	37,800	2,639
Hewlett-Packard	93,000	2,602
IAC	500	34
Ingram Micro, Cl A *	296,600	6,958
Intel	171,500	4,452
Intuit	130,225	9,939
Leidos Holdings * (A)	26,750	1,244
Lender Processing Services	7,400	277
Lexmark International, Cl A (A)	13,900	494
LinkedIn, Cl A *	20,630	4,473
Marvell Technology Group	447,900	6,441
MasterCard, Cl A	36,155	30,206
Microsoft	582,525	21,804
National Instruments	119,729	3,834
NetApp	120,996	4,978
Nokia ADR *	228,748	1,855
Oracle, Cl B	489,570	18,731
Qualcomm	487,025	36,161
Rovi *	33,300	656
Salesforce.com * (A)	105,411	5,818
SanDisk	73,400	5,178
Science Applications International (A)	15,285	506
Seagate Technology	53,000	2,976
Skyworks Solutions *	9,500	271
Symantec, Cl A	20,900	493
TE Connectivity	37,400	2,061
Tech Data *	20,300	1,048
Teradata *	197,175	8,970
Texas Instruments	185,250	8,135
VeriFone Holdings *	98,175	2,633

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

VeriSign * (A)	125,675	$7,513
Visa, Cl A	133,223	29,666
Western Digital	180,900	15,177
Xerox	545,200	6,635
Yahoo! *	117,600	4,756

		476,400

Materials — 2.8%
Cabot	27,000	1,388
CF Industries Holdings	14,100	3,286
Cliffs Natural Resources (A)	92,400	2,422
Dow Chemical, Cl A	207,860	9,229
Eastman Chemical	23,100	1,864
Ecolab	62,862	6,555
Freeport-McMoRan Copper & Gold, Cl B	62,100	2,343
Huntsman	140,500	3,456
LyondellBasell Industries, Cl A	173,810	13,954
Owens-Illinois *	10,500	376
Packaging Corp of America	49,200	3,113
PPG Industries	24,205	4,591
Reliance Steel & Aluminum	9,900	751
Rock Tenn, Cl A	35,800	3,759
Steel Dynamics	48,200	942
Syngenta ADR	75,675	6,049
Westlake Chemical	22,900	2,795

		66,873

Telecommunication Services — 1.5%
AT&T	64,300	2,261
Crown Castle International	353,692	25,972
Frontier Communications (A)	393,000	1,827
Verizon Communications	95,700	4,703

		34,763

Utilities — 1.6%
AES	375,600	5,450
Ameren	32,300	1,168
American Electric Power	164,600	7,693
DTE Energy	24,800	1,647
Duke Energy	9,500	656
Edison International	170,700	7,903
Entergy	100,400	6,352
Exelon	32,000	877
Public Service Enterprise Group	130,800	4,191
SCANA	52,300	2,454

		38,391

Total Common Stock (Cost $1,645,595) ($ Thousands)		2,271,161

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	98,496	400

Total Warrants (Cost $188) ($Thousands)		400

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 3.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	2,211,856	$2,212
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	76,111,255	76,111

Total Cash Equivalents (Cost $78,323) ($ Thousands)		78,323

AFFILIATED PARTNERSHIP — 2.8%
SEI Liquidity Fund, L.P. 0.070%** †† (B)	64,407,441	64,407

Total Affiliated Partnership (Cost $64,407) ($ Thousands)		64,407

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.070%, 02/06/14	$1,976	1,976
0.040%, 01/09/14	3,041	3,041

Total U.S. Treasury Obligations (Cost $5,017) ($ Thousands)		5,017

Total Investments — 102.7% (Cost $1,793,530) ($ Thousands) ‡		$2,419,308

A list of the open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	274	Mar-2014	$712
S&P Mid 400 Index E-MINI	26	Mar-2014	103

			$815

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,356,782 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $62,918 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $64,407 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡

At December 31, 2013, the tax basis cost of the Fund’s investments was $1,793,530 ($ Thousands), and the unrealized appreciation and depreciation were $637,918 ($ Thousands) and ($12,140) ($ Thousands) respectively.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2013

The following is a list of the level of inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,271,161	$—	$—	$2,271,161
Warrants	400	—	—	400
U.S. Treasury Obligations	—	5,017	—	5,017
Cash Equivalents	78,323	—	—	78,323
Affiliated Partnership	—	64,407	—	64,407

Total Investments in Securities	$2,349,884	$69,424	$—	$2,419,308

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$815	$—	$—	$815

Total Other Financial Instruments	$815	$—	$—	$815

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other Significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3% ‡

Consumer Discretionary — 8.3%
Autoliv (A)	33,900	$3,112
Autozone *	6,200	2,963
Best Buy	163,000	6,501
Comcast, Cl A	160,100	8,111
CST Brands	9,911	364
Dillard’s, Cl A	59,100	5,745
DIRECTV *	73,800	5,099
Foot Locker, Cl A	98,200	4,069
Ford Motor	493,200	7,610
GameStop, Cl A (A)	130,000	6,404
Gannett	73,800	2,183
General Motors *	352,574	14,410
Goodyear Tire & Rubber	147,300	3,513
Hasbro	49,100	2,701
Kohl’s (A)	66,600	3,780
Lear	116,200	9,409
Macy’s	161,900	8,645
Magna International, Cl A	64,000	5,252
McDonald’s	30,300	2,940
Murphy USA *	8,450	351
Target, Cl A	31,100	1,968
Time Warner Cable, Cl A	22,000	2,981
Toyota Motor ADR (A)	74,500	9,083
TRW Automotive Holdings *	26,500	1,971
Viacom, Cl B	83,200	7,266
Whirlpool	32,400	5,082

		131,513

Consumer Staples — 5.6%
Archer-Daniels-Midland	96,200	4,175
CVS Caremark	160,200	11,466
Dr Pepper Snapple Group (A)	51,200	2,495
Green Mountain Coffee Roasters (A)	15,400	1,164
Herbalife (A)	36,200	2,849
Hershey	41,700	4,054
Ingredion	41,000	2,807
Kellogg	47,800	2,919
Kroger	346,900	13,713
Lorillard	97,200	4,926
Molson Coors Brewing, Cl B	116,000	6,513
Nu Skin Enterprises, Cl A	38,900	5,377
PepsiCo	39,500	3,276
Procter & Gamble	23,600	1,921
Safeway	55,800	1,817
SUPERVALU * (A)	111,437	812
SYSCO, Cl A (A)	118,100	4,263
Tyson Foods, Cl A	38,900	1,302
Walgreen	38,000	2,183
Wal-Mart Stores	138,300	10,883

		88,915

Energy — 14.5%
Anadarko Petroleum, Cl A	41,400	3,284
Apache	93,000	7,992
Baker Hughes	42,600	2,354
BP	246,904	12,002
Chesapeake Energy (A)	35,800	972
Chevron	331,800	41,445
ConocoPhillips	205,900	14,547

Description	Shares	Market Value ($ Thousands)

Consol Energy	94,800	$3,606
Diamond Offshore Drilling (A)	43,800	2,493
EOG Resources	12,100	2,031
EQT	23,700	2,128
Exxon Mobil	398,200	40,298
Halliburton	297,401	15,093
Helmerich & Payne	34,400	2,892
Hess	114,300	9,487
Marathon Oil	400,500	14,138
Marathon Petroleum	92,200	8,457
Murphy Oil	124,500	8,077
Nabors Industries	98,000	1,665
National Oilwell Varco, Cl A	35,000	2,784
Noble	42,500	1,593
Occidental Petroleum	152,900	14,541
Phillips 66	55,800	4,304
SM Energy	55,600	4,621
Tesoro	40,700	2,381
Valero Energy	128,400	6,471

		229,656

Financials — 26.5%
ACE	57,400	5,943
Aflac	86,100	5,752
Allied World Assurance Holdings	36,200	4,084
Allstate	269,600	14,704
American Express	39,100	3,548
American Financial Group	62,900	3,631
American International Group	166,100	8,479
Ameriprise Financial	51,800	5,959
Assurant	121,700	8,077
AvalonBay Communities †	18,600	2,199
Axis Capital Holdings	110,400	5,252
Bank of America	1,260,800	19,631
Bank of New York Mellon	52,600	1,838
Berkshire Hathaway, Cl B *	52,700	6,248
Blackstone Group (B)	128,400	4,045
Capital One Financial	122,900	9,415
CBL & Associates Properties †	83,500	1,500
CBOE Holdings	71,600	3,720
CBRE Group, Cl A *	62,400	1,641
Charles Schwab	72,400	1,882
Chubb	86,300	8,339
Citigroup	525,000	27,358
Comerica	44,600	2,120
Discover Financial Services	179,600	10,049
Endurance Specialty Holdings	39,000	2,288
Everest Re Group	97,200	15,151
Fifth Third Bancorp	606,200	12,749
First Niagara Financial Group	47,100	500
Goldman Sachs Group	21,500	3,811
Hartford Financial Services Group	232,000	8,405
Hatteras Financial †	163,400	2,670
Hospitality Properties Trust †	58,400	1,579
Huntington Bancshares	845,000	8,154
Invesco	88,500	3,221
JPMorgan Chase	664,800	38,877
KeyCorp	662,400	8,890
KKR (B)	156,600	3,812
Lincoln National	196,400	10,138

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

McGraw-Hill	15,000	$1,173
MetLife	394,100	21,250
Old Republic International	27,500	475
PartnerRe	52,900	5,577
PNC Financial Services Group	152,800	11,854
Protective Life	71,200	3,607
Prudential Financial	54,100	4,989
Regions Financial	713,500	7,057
Reinsurance Group of America, Cl A	30,200	2,338
RenaissanceRe Holdings	19,900	1,937
SLM	220,100	5,784
State Street	46,200	3,391
SunTrust Banks	83,700	3,081
Tanger Factory Outlet Centers †	63,900	2,046
Travelers	105,800	9,579
Two Harbors Investment †	281,200	2,609
Unum Group	142,600	5,002
US Bancorp	48,000	1,939
Waddell & Reed Financial, Cl A	78,000	5,079
Wells Fargo	784,700	35,625

		420,051

Health Care — 11.7%
Abbott Laboratories	28,700	1,100
AbbVie	28,700	1,516
Aetna, Cl A	118,800	8,148
Align Technology *	30,300	1,732
AmerisourceBergen	77,300	5,435
Amgen, Cl A	98,300	11,222
Baxter International	73,800	5,133
Biogen Idec *	17,400	4,868
Cardinal Health	89,300	5,966
CareFusion *	52,600	2,095
Celgene, Cl A *	29,500	4,984
Cigna	109,200	9,553
Covidien	49,300	3,357
Cubist Pharmaceuticals *	24,800	1,708
Express Scripts Holding *	32,800	2,304
GlaxoSmithKline ADR	70,100	3,743
Humana	96,800	9,992
Johnson & Johnson	105,300	9,644
McKesson	48,050	7,755
Merck	337,000	16,867
Novartis ADR	35,900	2,886
Omnicare (A)	94,000	5,674
Pfizer	876,400	26,844
Questcor Pharmaceuticals (A)	31,100	1,693
St. Jude Medical	39,700	2,459
United Therapeutics * (A)	87,800	9,928
UnitedHealth Group	23,500	1,770
WellPoint	157,100	14,514
Zimmer Holdings	39,900	3,718

		186,608

Industrials — 9.5%
Aecom Technology *	46,100	1,357
AGCO	47,000	2,782
Alliant Techsystems	43,900	5,342
American Airlines Group * (A)	174,500	4,406
Caterpillar, Cl A	144,800	13,149
Cummins	16,500	2,326
Deere	49,700	4,539

Description	Shares	Market Value ($ Thousands)

Delta Air Lines, Cl A	404,300	$11,106
Eaton	42,000	3,197
Engility Holdings *	9,516	318
Exelis	284,000	5,413
General Dynamics	24,800	2,370
General Electric	599,500	16,804
Hertz Global Holdings *	118,100	3,380
Honeywell International	29,300	2,677
Huntington Ingalls Industries, Cl A	62,300	5,608
Joy Global (A)	130,900	7,656
L-3 Communications Holdings	92,400	9,874
Lockheed Martin	34,100	5,069
Norfolk Southern	23,800	2,209
Northrop Grumman	98,100	11,243
Oshkosh Truck	104,700	5,275
Raytheon	116,500	10,566
RR Donnelley & Sons (A)	144,100	2,922
Southwest Airlines, Cl A	96,500	1,818
SPX	18,900	1,883
Textron	59,125	2,174
Triumph Group	29,800	2,267
Union Pacific	14,800	2,487

		150,217

Information Technology — 11.0%
Activision Blizzard	343,700	6,128
Amdocs	184,500	7,609
Apple	28,600	16,048
Applied Materials	264,500	4,679
Arrow Electronics, Cl A *	54,000	2,929
Avnet	62,800	2,770
CA	156,400	5,263
Check Point Software Technologies *	81,300	5,245
Cisco Systems	1,113,400	24,996
Corning, Cl B	175,400	3,126
EMC	257,400	6,474
Flextronics International *	136,800	1,063
Harris	35,200	2,457
Hewlett-Packard	211,100	5,906
Ingram Micro, Cl A *	290,300	6,810
Intel	252,900	6,565
International Business Machines	10,900	2,044
Marvell Technology Group	388,100	5,581
Microsoft	270,500	10,125
Oracle, Cl B	187,900	7,189
SanDisk	74,100	5,227
Seagate Technology	186,800	10,491
TE Connectivity	46,300	2,552
Tech Data *	33,500	1,729
Teradyne * (A)	153,500	2,705
Vishay Intertechnology * (A)	103,400	1,371
Western Digital	174,600	14,649
Xerox	222,600	2,709

		174,440

Materials — 3.6%
Alcoa (A)	87,600	931
CF Industries Holdings	14,900	3,472
Cliffs Natural Resources (A)	87,500	2,294
Crown Holdings *	116,900	5,210

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Domtar	15,100	$1,425
Dow Chemical, Cl A	113,300	5,030
E.I. Du Pont de Nemours	28,400	1,845
Eastman Chemical	83,800	6,763
Freeport-McMoRan Copper & Gold, Cl B	132,400	4,997
Huntsman	135,000	3,321
LyondellBasell Industries, Cl A	53,300	4,279
Mosaic	73,300	3,465
Owens-Illinois *	95,600	3,421
Packaging Corp of America	62,000	3,923
Reliance Steel & Aluminum	65,100	4,937
Rock Tenn, Cl A	22,200	2,331

		57,644

Telecommunication Services — 1.8%
AT&T	532,900	18,737
China Mobile ADR	74,900	3,916
Telephone & Data Systems	27,600	712
Verizon Communications (A)	104,100	5,115

		28,480

Utilities — 2.8%
AES	384,700	5,582
Ameren	52,200	1,887
American Electric Power	254,200	11,881
Duke Energy	36,700	2,533
Edison International	122,600	5,676
Entergy	80,700	5,106
Exelon	59,900	1,641
Pinnacle West Capital	55,900	2,958
Public Service Enterprise Group	131,200	4,204
Westar Energy, Cl A	110,400	3,552

		45,020

Total Common Stock (Cost $1,199,775) ($ Thousands)		1,512,544

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	72,841,991	72,842

Total Cash Equivalent (Cost $72,842) ($ Thousands)		72,842

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P. 0.070%** †† (C)	57,957,984	57,958

Total Affiliated Partnership (Cost $57,958) ($ Thousands)		57,958

U.S. TREASURY OBLIGATIONS (D (E) — 0.2%
U.S. Treasury Bills
0.073%, 02/06/14	$2,380	2,380
0.040%, 01/09/14	234	234

Total U.S. Treasury Obligations (Cost $2,614) ($ Thousands)		2,614

Total Investments — 103.7% (Cost $1,333,189) ($ Thousands) ‡‡		$1,645,958

A list of the open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	23	Mar-2014	$61
S&P 500 Index EMINI	451	Mar-2014	734
			$795

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,587,123 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $56,566 ($ Thousands)
(B)	Securities considered Master Limited Partnership. At December 31, 2013, these securities amounted to $7,857 ($ Thousands) or 0.0% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $57,958 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,333,189 ($ Thousands), and the unrealized appreciation and depreciation were $360,668 ($ Thousands) and ($47,899) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,512,544	—	—	1,512,544
Cash Equivalent	72,842	—	—	72,842
Affiliated Partnership	—	57,958	—	57,958
U.S. Treasury Obligations	—	2,614	—	2,614

Total Investments in Securities	$1,585,386	$60,572	$—	$1,645,958

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$795	$—	$—	$795

Total Other Financial Instruments	$795	$—	$—	$795

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6% ‡

Consumer Discretionary — 15.9%
AMC Networks, Cl A *	11,600	$790
Bed Bath & Beyond *	2,400	193
Best Buy	19,700	786
BorgWarner	3,000	168
Brinker International	11,900	552
Burger King Worldwide	37,000	846
Carter’s	25,000	1,795
CBS, Cl B	29,300	1,868
Charter Communications, Cl A *	9,500	1,299
Chipotle Mexican Grill, Cl A *	100	53
Cinemark Holdings	30,400	1,013
Comcast, Cl A	83,700	4,349
Delphi Automotive	81,600	4,907
Dillard’s, Cl A	300	29
Discovery Communications, Cl A * (A)	61,600	5,570
DISH Network, Cl A *	18,100	1,048
Domino’s Pizza	21,600	1,504
DSW, Cl A	4,900	209
Dunkin’ Brands Group	48,100	2,318
Ford Motor	5,900	91
Fossil Group *	87,179	10,456
Gap	38,900	1,520
Gentex	14,900	492
Genuine Parts	29,100	2,421
GNC Holdings, Cl A	15,700	918
Goodyear Tire & Rubber	8,600	205
H&R Block	92,700	2,692
Hanesbrands	41,600	2,923
Hasbro	1,100	61
Home Depot	167,500	13,792
International Game Technology	800	15
Interpublic Group	78,400	1,388
Jarden *	27,500	1,687
L Brands	308,725	19,095
Lear	3,300	267
Liberty Global, Cl A *	97,109	8,642
Liberty Media - Interactive, Cl A *	928,560	27,253
Liberty Ventures, Ser A *	15,500	1,900
Lions Gate Entertainment	39,600	1,254
LKQ *	41,600	1,368
Lowe’s	34,300	1,699
Macy’s	9,800	523
Madison Square Garden, Cl A *	30,900	1,779
Marriott International, Cl A	6,400	316
Mattel	15,500	738
McDonald’s	3,600	349
NetFlix *	600	221
Newell Rubbermaid, Cl B	62,800	2,035
News *	143,125	2,579
Nike, Cl B	176,225	13,859
Omnicom Group	57,100	4,247
O’Reilly Automotive *	28,300	3,642
Panera Bread, Cl A *	400	71
PetSmart	5,300	386
Polaris Industries	10,900	1,587
priceline.com *	19,550	22,725

Description	Shares	Market Value ($ Thousands)

Sally Beauty Holdings *	263,150	$7,955
Scripps Networks Interactive, Cl A	27,800	2,402
Service International	58,300	1,057
Six Flags Entertainment	5,100	188
Starbucks	225,912	17,709
Starz - Liberty Capital *	44,400	1,298
Target, Cl A	1,100	70
Tesla Motors * (A)	16,700	2,511
Thor Industries	9,700	536
Tiffany	1,900	176
Time Warner Cable, Cl A	55,100	7,466
TJX	36,100	2,301
TripAdvisor * (A)	8,600	713
Tupperware Brands	9,500	898
Twenty-First Century Fox, Cl A	169,200	5,952
VF	4,800	299
Viacom, Cl B	49,400	4,315
Visteon *	2,800	229
Walt Disney	93,900	7,174
Whirlpool	1,000	157
Williams-Sonoma	4,600	268
Wyndham Worldwide	13,100	965

		249,132

Consumer Staples — 8.4%
Altria Group	23,797	913
Archer-Daniels-Midland	4,800	208
Brown-Forman, Cl B	29,800	2,252
Campbell Soup (A)	39,400	1,705
Church & Dwight	30,700	2,035
Clorox (A)	14,100	1,308
Coca-Cola Enterprises	35,600	1,571
Colgate-Palmolive	27,900	1,819
ConAgra Foods	6,800	229
Constellation Brands, Cl A *	23,200	1,633
Costco Wholesale	124,645	14,834
CVS Caremark	49,000	3,507
Estee Lauder, Cl A	221,422	16,678
Flowers Foods (A)	25,300	543
General Mills, Cl A	50,600	2,526
Green Mountain Coffee Roasters (A)	12,000	907
Hershey	39,600	3,850
Hillshire Brands	10,500	351
Hormel Foods	57,100	2,579
JM Smucker	5,900	611
Kellogg	36,500	2,229
Kimberly-Clark	44,100	4,607
Kraft Foods	4,300	232
Kroger	76,700	3,032
McCormick (A)	56,700	3,908
Mead Johnson Nutrition, Cl A	200,220	16,771
Nu Skin Enterprises, Cl A	400	55
PepsiCo	1,800	149
Philip Morris International	4,897	427
Reynolds American	36,800	1,840
Safeway	1,400	45
SYSCO, Cl A	17,700	639
Walgreen	388,300	22,304

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Whole Foods Market (A)	263,585	$15,243

		131,540

Energy — 6.3%
Cabot Oil & Gas	400	15
Cheniere Energy *	1,900	82
Core Laboratories	79,362	15,154
Dril-Quip *	9,200	1,011
EOG Resources	152,850	25,654
EQT	11,200	1,006
FMC Technologies * (A)	249,060	13,004
Gulfport Energy *	1,700	107
Kinder Morgan	579,269	20,854
Noble Energy	12,500	851
Oceaneering International, Cl A	16,400	1,294
Pioneer Natural Resources	3,200	589
Schlumberger, Cl A	203,642	18,350
Seadrill	4,700	193
Williams	19,200	741

		98,905

Financials — 7.2%
Affiliated Managers Group *	12,700	2,754
Allied World Assurance Holdings	4,900	553
American Express	34,300	3,112
American Financial Group	4,200	242
Ameriprise Financial	24,100	2,773
Aon	23,100	1,938
Apartment Investment & Management, Cl A †	5,900	153
Arch Capital Group * (A)	4,400	263
Arthur J. Gallagher	43,200	2,027
Axis Capital Holdings	13,200	628
BlackRock	10,700	3,386
Brown & Brown	1,800	56
CBOE Holdings	35,800	1,860
Charles Schwab	755,715	19,649
Chubb	11,800	1,140
CME Group	150,350	11,796
Corrections Corp of America †	23,500	754
Eaton Vance	32,700	1,399
Endurance Specialty Holdings	7,700	452
Extra Space Storage †	2,800	118
Hanover Insurance Group, Cl A	4,400	263
IntercontinentalExchange Group	79,775	17,943
Leucadia National	900	26
Loews	7,000	338
LPL Financial Holdings	14,900	701
Marsh & McLennan	57,600	2,785
McGraw-Hill	44,400	3,472
Moody’s	35,500	2,786
MSCI, Cl A *	17,000	743
Ocwen Financial *	5,600	310
Omega Healthcare Investors †	44,600	1,329
Plum Creek Timber † (A)	14,400	670
Progressive	565,261	15,415
Prudential Financial	11,900	1,097
Public Storage †	3,700	557
Rayonier †	55,300	2,328

Description	Shares	Market Value ($ Thousands)

Senior Housing Properties Trust †	1,000	$22
Signature Bank NY, Cl B *	900	97
Simon Property Group †	2,300	350
Spirit Realty Capital †	12,200	120
T. Rowe Price Group	16,600	1,390
Travelers	36,500	3,305
Validus Holdings	3,200	129
Ventas †	500	29
Waddell & Reed Financial, Cl A	22,600	1,472
Weyerhaeuser †	900	28

		112,758

Health Care — 12.7%
AbbVie	12,800	676
Actavis *	27,632	4,642
Aetna, Cl A	12,700	871
Agilent Technologies	6,300	360
Allergan	190,950	21,211
AmerisourceBergen	55,600	3,909
Baxter International	28,400	1,975
Becton Dickinson (A)	32,500	3,591
Biogen Idec *	3,200	895
Bristol-Myers Squibb	4,200	223
C.R. Bard	900	121
Celgene, Cl A *	167,950	28,377
Cigna	7,300	639
Community Health Systems *	400	16
Cooper, Cl A	12,800	1,585
Covance *	151,734	13,362
DaVita HealthCare Partners *	212,260	13,451
Eli Lilly	4,500	229
Express Scripts Holding *	300,579	21,113
Gilead Sciences *	177,352	13,328
HCA Holdings *	4,100	196
Health Management Associates, Cl A * (A)	100,300	1,314
Henry Schein *	35,200	4,022
Illumina * (A)	11,800	1,305
Intuitive Surgical *	43,104	16,555
Jazz Pharmaceuticals *	900	114
Johnson & Johnson	41,100	3,764
Laboratory Corp of America Holdings *	9,000	822
Life Technologies *	30,400	2,305
McKesson	1,700	274
MEDNAX *	1,400	75
Mettler Toledo International * (A)	5,100	1,237
Mylan *	67,100	2,912
Novo Nordisk ADR	71,307	13,175
Patterson	12,800	527
Perrigo (A)	72,975	11,199
Pharmacyclics *	8,800	931
ResMed (A)	12,500	589
Salix Pharmaceuticals *	5,100	459
Sirona Dental Systems, Cl A *	900	63
St. Jude Medical	19,100	1,183
Stryker	38,200	2,870
Tenet Healthcare *	21,500	905
United Therapeutics *	13,500	1,527

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Waters *	8,500	$850
Zimmer Holdings	3,400	317
Zoetis, Cl A	2,200	72

		200,136

Industrials — 9.2%
3M	38,900	5,456
Aecom Technology *	3,400	100
Alaska Air Group	12,200	895
Allegion *	10,467	462
Ametek	28,100	1,480
AO Smith	13,300	717
Avis Budget Group * (A)	1,500	61
Babcock & Wilcox	29,600	1,012
BE Aerospace *	38,900	3,385
Chicago Bridge & Iron	26,400	2,195
Cintas	5,200	310
Colfax *	29,000	1,847
Copa Holdings, Cl A	15,100	2,418
Crane, Cl A	14,400	968
Danaher, Cl A	236,188	18,234
Delta Air Lines, Cl A	47,600	1,307
Dover	14,900	1,438
Dun & Bradstreet (A)	14,400	1,768
Emerson Electric	9,100	639
Equifax	38,100	2,632
Flowserve	24,600	1,939
Fluor	245,343	19,698
Fortune Brands Home & Security	2,700	123
Graco	3,200	250
Hertz Global Holdings *	97,100	2,779
Hexcel, Cl A *	14,800	661
Honeywell International	15,700	1,435
Hubbell, Cl B	10,000	1,089
Huntington Ingalls Industries, Cl A	16,400	1,476
IDEX	23,700	1,750
Illinois Tool Works	35,600	2,993
Ingersoll-Rand	35,000	2,156
ITT	34,700	1,507
Kansas City Southern	15,500	1,919
KAR Auction Services	9,900	293
Lennox International	17,500	1,489
Lincoln Electric Holdings	31,000	2,212
Lockheed Martin	19,300	2,869
Masco	2,500	57
Nielsen Holdings	9,500	436
Nordson	12,000	892
Norfolk Southern	1,200	111
Old Dominion Freight Line, Cl A *	7,100	377
Pall	21,100	1,801
Precision Castparts	400	108
Robert Half International	9,900	416
Rockwell Collins (A)	5,300	392
Roper Industries	131,544	18,243
RR Donnelley & Sons	3,900	79
Snap-on	2,700	296
Southwest Airlines, Cl A	29,100	548

Description	Shares	Market Value ($ Thousands)

Spirit Aerosystems Holdings, Cl A *	800	$27
Stericycle, Cl A *	139,651	16,223
TransDigm Group *	8,600	1,385
Triumph Group	700	53
Union Pacific	20,300	3,410
United Continental Holdings *	500	19
United Parcel Service, Cl B	7,700	809
United Technologies	2,500	285
Valmont Industries	100	15
Verisk Analytics, Cl A *	8,700	572
Wabtec	29,700	2,206
Waste Connections (A)	17,400	759
Waste Management	17,300	776
WW Grainger	500	128

		144,385

Information Technology — 31.1%
3D Systems *	1,800	167
Accenture, Cl A	176,087	14,478
Adobe Systems *	386,675	23,154
Alliance Data Systems * (A)	18,600	4,891
Amphenol, Cl A	176,307	15,723
Analog Devices	5,000	254
Ansys *	97,134	8,470
Apple	71,295	40,004
Applied Materials	76,100	1,346
Automatic Data Processing	146,800	11,863
Broadridge Financial Solutions	5,000	198
Cognizant Technology Solutions, Cl A *	92,806	9,372
Concur Technologies * (A)	4,300	444
Cree * (A)	27,900	1,746
DST Systems	10,600	962
eBay *	297,500	16,330
Electronic Arts *	27,900	640
Factset Research Systems	1,700	185
Fidelity National Information Services, Cl B	12,300	660
Fiserv, Cl A *	100,000	5,905
FleetCor Technologies *	28,200	3,304
Gartner *	7,100	504
Genpact *	515,149	9,463
Google, Cl A *	50,430	56,517
Harris	4,300	300
IAC	2,200	151
Intel	5,000	130
International Business Machines	974	183
Intuit	220,500	16,828
Jack Henry & Associates	26,800	1,587
Lender Processing Services	1,300	49
LinkedIn, Cl A *	12,400	2,689
MasterCard, Cl A	39,650	33,126
Microsoft	662,008	24,779
Motorola Solutions	27,600	1,863
National Instruments (A)	262,936	8,419
NCR *	46,700	1,591
NetApp	264,124	10,866
NetSuite *	7,200	742
ON Semiconductor *	8,000	66

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Oracle, Cl B	1,500	$57
Pandora Media *	7,400	197
Paychex (A)	61,000	2,777
Qualcomm	595,908	44,246
Rovi *	4,900	96
Salesforce.com * (A)	231,492	12,776
SanDisk	4,800	339
Solera Holdings	3,700	262
Splunk *	12,300	845
Symantec, Cl A	8,600	203
Teradata *	209,000	9,507
Total System Services	23,000	765
Vantiv, Cl A *	32,100	1,047
VeriFone Holdings *	165,675	4,443
VeriSign * (A)	212,750	12,718
Visa, Cl A (A)	295,814	65,872
Western Union	17,300	298
Workday, Cl A *	13,200	1,098
Xilinx	1,300	60

		487,555

Materials — 3.6%
Airgas	14,200	1,588
Avery Dennison	10,100	507
Ball	2,600	134
Bemis (A)	22,400	918
Compass Minerals International, Cl A	2,800	224
E.I. Du Pont de Nemours	23,200	1,507
Ecolab	163,750	17,074
FMC	21,100	1,592
International Flavors & Fragrances	31,800	2,734
LyondellBasell Industries, Cl A	13,100	1,052
Monsanto	4,700	548
NewMarket	2,200	735
Packaging Corp of America	41,000	2,595
PPG Industries	13,900	2,636
Praxair	11,200	1,456
Rock Tenn, Cl A	3,800	399
RPM International	22,600	938
Sherwin-Williams, Cl A	28,700	5,267
Sigma-Aldrich	2,800	263
Silgan Holdings	400	19
Syngenta ADR	128,471	10,270
Valspar	18,700	1,333
Westlake Chemical	1,200	147
WR Grace *	24,400	2,413

		56,349

Telecommunication Services — 2.0%
Crown Castle International	354,325	26,018
SBA Communications, Cl A * (A)	49,600	4,456
Sprint *	8,500	92
tw telecom, Cl A *	4,800	146
Verizon Communications	5,800	285

		30,997

Utilities — 0.2%
Aqua America (A)	38,300	904

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Calpine *	10,200	$199
ITC Holdings	19,500	1,868
Questar	2,300	53

		3,024

Total Common Stock (Cost $1,165,125) ($ Thousands)		1,514,781

	Number of Warrants
WARRANTS — 0.0%
Kinder Morgan Expires 2017 *	171,592	696

Total Warrants (Cost $327) ($Thousands)		696

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P. 0.070%** †† (B)	62,679,243	62,679

Total Affiliated Partnership (Cost $62,679) ($ Thousands)		62,679

CASH EQUIVALENTS — 3.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	3,708,059	3,708
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	47,687,776	47,688

Total Cash Equivalents (Cost $51,396) ($ Thousands)		51,396

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.088%, 02/06/14	$728	728
0.061%, 07/24/14	699	699
0.040%, 01/09/14	337	337

Total U.S. Treasury Obligations (Cost $1,763) ($ Thousands)		1,764

Total Investments — 104.0% (Cost $1,281,290) ($ Thousands) ‡		$1,631,316

A list of the open futures contracts held by the Fund at December 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	33	Mar-2014	$96
S&P 500 Index EMINI	353	Mar-2014	539

			$635

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2013

Percentages are based on Net Assets of $1,568,800 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $61,476 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $62,679 ($ Thousands).

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Security, or portion thereof, is pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡

At December 31, 2013, the tax basis cost of the Fund’s investments was $1,281,290 ($ Thousands), and the unrealized appreciation and depreciation were $361,348 ($ Thousands) and ($11,322) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,514,781	—	—	1,514,781
Warrants	696	—	—	696
Affiliated Partnership	—	62,679	—	62,679
Cash Equivalents	51,396	—	—	51,396
U.S. Treasury Obligations	—	1,764	—	1,764

Total Investments in Securities	$1,566,873	$64,443	$—	$1,631,316

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$635	$—	$—	$635

Total Other Financial Instruments	$635	$—	$—	$635

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.1%

Consumer Discretionary — 12.9%
Amazon.com, Cl A *	11,645	$4,644
Autoliv (A)	22,650	2,079
Bed Bath & Beyond *	18,911	1,519
Best Buy	170,869	6,814
Big Lots *	10,863	351
CarMax *	1,883	88
CBS, Cl B	208,745	13,305
Charter Communications, Cl A *	18,086	2,474
Chipotle Mexican Grill, Cl A *	13,788	7,346
Coach	123,836	6,951
Comcast, Cl A	199,521	10,368
CST Brands (A)	26,846	986
Darden Restaurants	3,127	170
Delphi Automotive	91,343	5,492
Dillard’s, Cl A	25,714	2,500
DIRECTV *	58,230	4,023
Discovery Communications, Cl A * (A)	26,104	2,360
DISH Network, Cl A *	17,303	1,002
Domino’s Pizza	18,894	1,316
DR Horton (A)	6,500	145
Family Dollar Stores	701	46
Foot Locker, Cl A	30,000	1,243
Ford Motor	590,849	9,117
Fossil Group *	45,038	5,402
GameStop, Cl A (A)	179,661	8,850
Gannett	176,643	5,225
Gap	100,419	3,924
General Motors *	4,749	194
Genuine Parts	2,400	200
Gildan Activewear, Cl A	38,829	2,070
Goodyear Tire & Rubber	145,740	3,476
Graham Holdings, Cl B	809	537
H&R Block	52,113	1,513
Harley-Davidson, Cl A (A)	184,226	12,756
Harman International Industries, Cl A	89,212	7,302
Hasbro	9,640	530
Home Depot	119,248	9,819
International Game Technology	28,909	525
Interpublic Group	2,743	49
Johnson Controls	4,300	221
Kohl’s	37,965	2,154
L Brands	185,912	11,499
Las Vegas Sands	4,119	325
Lear	115,549	9,356
Liberty Global, Cl A *	3,095	276
Liberty Media - Interactive, Cl A *	473,311	13,892
LKQ *	13,165	433
Lowe’s	45,020	2,231
Macy’s	86,900	4,640
Magna International, Cl A	36,582	3,002
Marriott International, Cl A	11	0
Mattel	6,987	333
McDonald’s	6,294	611
MGM Mirage * (A)	33,662	792

Description	Shares	Market Value ($ Thousands)

Murphy USA *	24,225	$1,007
Newell Rubbermaid, Cl B	63,977	2,073
News *	107,436	1,925
Nike, Cl B	289,499	22,766
Nordstrom	130,008	8,034
Omnicom Group	3,479	259
PetSmart	1,608	117
priceline.com *	15,044	17,487
RadioShack * (A)	490,392	1,275
Ralph Lauren, Cl A	38,406	6,781
Royal Caribbean Cruises	3,900	185
Sally Beauty Holdings *	54,993	1,662
Sears Holdings * (A)	900	44
Signet Jewelers	40,637	3,198
Sirius XM Holdings * (A)	19,560	68
Staples	4,274	68
Starbucks	142,466	11,168
Starwood Hotels & Resorts Worldwide	4,743	377
Target, Cl A	21,414	1,355
Tempur-Pedic International * (A)	21,091	1,138
Time Warner	41,985	2,927
Time Warner Cable, Cl A	83,309	11,288
TJX	164,784	10,502
TRW Automotive Holdings *	44,414	3,304
Tupperware Brands	5,517	522
Twenty-First Century Fox, Cl A	114,501	4,028
Twenty-First Century Fox	276,483	9,566
Under Armour, Cl A * (A)	33,041	2,885
Urban Outfitters *	763	28
VF	4,748	296
Walt Disney	133,332	10,187
Whirlpool	71,496	11,215
Wyndham Worldwide	55,235	4,070
Yum! Brands	84,264	6,371

		354,652

Consumer Staples — 9.1%
Altria Group	89,960	3,454
Anheuser-Busch InBev ADR	114,494	12,189
Archer-Daniels-Midland	240,966	10,458
Beam	8,611	586
Bunge	22,852	1,876
Church & Dwight	11,874	787
Clorox (A)	832	77
Coca-Cola	97,088	4,011
Coca-Cola Enterprises	38,954	1,719
Colgate-Palmolive	6,566	428
ConAgra Foods	76,205	2,568
Constellation Brands, Cl A *	10,975	773
Costco Wholesale	208,096	24,765
CVS Caremark	329,617	23,591
Dean Foods (A)	34,824	599
Dr Pepper Snapple Group (A)	25,908	1,262
Estee Lauder, Cl A	219,839	16,558
Green Mountain Coffee Roasters (A)	11,520	871
Herbalife (A)	10,600	834
Hershey	47,876	4,655
Ingredion	22,400	1,533
JM Smucker	7,014	727

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Kimberly-Clark	41,873	$4,374
Kraft Foods	13,143	709
Kroger	279,355	11,043
Lorillard	115,126	5,835
Mead Johnson Nutrition, Cl A	168,217	14,090
Mondelez International, Cl A	259,304	9,153
Nu Skin Enterprises, Cl A	84,284	11,650
PepsiCo	3,825	317
Philip Morris International	160,635	13,996
Procter & Gamble	83,374	6,788
Reynolds American	47,973	2,398
Safeway	107,954	3,516
SYSCO, Cl A (A)	6,029	218
Tyson Foods, Cl A (A)	381,578	12,767
Walgreen	281,641	16,177
Wal-Mart Stores	48,480	3,815
WhiteWave Foods, Cl A *	17,791	408
Whole Foods Market (A)	327,550	18,942

		250,517

Energy — 9.8%
Anadarko Petroleum, Cl A	3,563	283
Apache	49,223	4,230
Baker Hughes	37,639	2,080
Cameron International *	5,018	299
Chesapeake Energy (A)	4,174	113
Chevron	257,372	32,148
Cimarex Energy	5,845	613
Concho Resources *	900	97
ConocoPhillips	257,902	18,221
Core Laboratories	53,712	10,256
Devon Energy	6,790	420
Diamond Offshore Drilling (A)	33,070	1,882
Energen	750	53
EOG Resources	105,210	17,658
EQT	2,100	189
Exxon Mobil	404,752	40,961
FMC Technologies *	135,319	7,065
Gulfport Energy *	22,256	1,405
Halliburton	133,662	6,784
Helmerich & Payne	55,735	4,686
Hess	96,213	7,986
HollyFrontier	5,691	283
Kinder Morgan	286,975	10,331
Laredo Petroleum Holdings *	37,575	1,040
Marathon Oil	247,998	8,754
Marathon Petroleum	153,109	14,045
Murphy Oil	159,123	10,324
Nabors Industries	33,146	563
National Oilwell Varco, Cl A	144,880	11,522
Noble	55,000	2,061
Noble Energy	92,668	6,312
Occidental Petroleum	17,280	1,643
Phillips 66	230,018	17,741
Pioneer Natural Resources	2,401	442
Schlumberger, Cl A	108,211	9,751
SM Energy	38,500	3,200
Spectra Energy	6,373	227
Suncor Energy	73,838	2,588
Superior Energy Services	31,248	832
Tesoro	20,299	1,188
Valero Energy	174,730	8,806

Description	Shares	Market Value ($ Thousands)

Williams	5,410	$209

		269,291

Financials — 15.4%
ACE	32,344	3,349
Aflac	68,072	4,547
Allied World Assurance Holdings	37,344	4,213
Allstate	223,823	12,207
American Capital *	129,457	2,025
American Express	6,330	574
American Financial Group	51,401	2,967
American International Group	472,875	24,140
American Tower, Cl A	2,495	199
Ameriprise Financial	82,444	9,485
Arch Capital Group * (A)	6,051	361
Associated Banc-Corp	21,133	368
Assurant	185,288	12,297
AvalonBay Communities †	1,788	211
Axis Capital Holdings	113,203	5,385
Bank of America	1,478,424	23,019
Bank of New York Mellon	51,336	1,794
BB&T	51,249	1,913
Berkshire Hathaway, Cl B *	43,666	5,177
BlackRock	2,401	760
Boston Properties †	4,827	484
Brandywine Realty Trust †	101,137	1,425
Capital One Financial	113,167	8,670
CBL & Associates Properties †	43,851	788
CBOE Holdings	131,366	6,826
CBRE Group, Cl A *	2,800	74
Charles Schwab	458,204	11,913
Chubb	76,800	7,421
Citigroup	448,598	23,376
CME Group	87,815	6,890
Comerica	24,959	1,187
Cullen/Frost Bankers (A)	15,682	1,167
Digital Realty Trust, Cl A † (A)	1,300	64
Discover Financial Services	241,586	13,517
Equity Residential †	4,687	243
Everest Re Group (A)	57,218	8,919
Fidelity National Financial, Cl A	5,399	175
Fifth Third Bancorp	689,655	14,503
Franklin Resources	12,064	696
Fulton Financial	25,026	327
Genworth Financial, Cl A *	83,086	1,290
Goldman Sachs Group	21,644	3,837
Hartford Financial Services Group	101,910	3,692
Health Care †	5,009	268
Hospitality Properties Trust †	55,114	1,490
Host Hotels & Resorts †	15,849	308
Huntington Bancshares	616,445	5,949
ING US	39,187	1,377
IntercontinentalExchange Group	50,225	11,297
JPMorgan Chase	474,451	27,746
KeyCorp	816,571	10,958
Kimco Realty †	15,742	311
Lincoln National	182,558	9,424
Loews	5,360	259

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Macerich †	5,647	$333
MetLife	56,878	3,067
Morgan Stanley	24,877	780
PartnerRe	55,947	5,898
People’s United Financial (A)	23,725	359
PNC Financial Services Group	133,835	10,383
Popular *	44,819	1,288
Principal Financial Group, Cl A	27,917	1,377
Progressive	249,291	6,798
ProLogis †	14,709	544
Protective Life	103,767	5,257
Prudential Financial	44,724	4,124
Public Storage †	4,106	618
Raymond James Financial	4,992	260
Regions Financial	507,300	5,017
Reinsurance Group of America, Cl A	80,696	6,247
RenaissanceRe Holdings	16,714	1,627
RLJ Lodging Trust †	38,000	924
Simon Property Group †	6,723	1,023
SLM	321,005	8,436
Spirit Realty Capital †	131,075	1,288
State Street	40,538	2,975
SunTrust Banks	16,281	599
Torchmark, Cl A (A)	11,690	914
Travelers	166,607	15,085
Unum Group	110,928	3,891
US Bancorp	65,779	2,657
Validus Holdings	28,272	1,139
Ventas †	7,372	422
Vornado Realty Trust †	5,334	474
Wells Fargo	571,346	25,939
Weyerhaeuser †	17,503	553

		422,158

Health Care — 12.7%
Abbott Laboratories	99,343	3,808
AbbVie	87,679	4,630
Actavis *	21,654	3,638
Aetna, Cl A	56,625	3,884
Agilent Technologies	5,250	300
Alexion Pharmaceuticals *	53,484	7,117
Allergan	123,287	13,695
AmerisourceBergen	88,988	6,257
Amgen, Cl A	189,504	21,634
Ariad Pharmaceuticals * (A)	428,752	2,924
Baxter International	36,801	2,560
Becton Dickinson (A)	2,360	261
Biogen Idec *	82,036	22,950
Bristol-Myers Squibb	171,919	9,137
Cardinal Health	83,112	5,553
Celgene, Cl A *	177,007	29,907
Cerner * (A)	4,400	245
Cigna	121,354	10,616
Community Health Systems *	39,000	1,532
Covance *	92,947	8,185
Covidien	15,456	1,053
Cubist Pharmaceuticals *	3,881	267
DaVita HealthCare Partners *	91,254	5,783
Edwards Lifesciences, Cl A *	1,400	92
Eli Lilly	51,961	2,650

Description	Shares	Market Value ($ Thousands)

Endo Pharmaceuticals Holdings * (A)	29,070	$1,961
Express Scripts Holding *	289,070	20,304
Gilead Sciences *	120,443	9,051
HCA Holdings *	60,732	2,898
Health Net, Cl A *	11,102	329
Henry Schein *	1,000	114
Hill-Rom Holdings	14,983	619
Humana	101,522	10,479
Idexx Laboratories * (A)	36,178	3,848
Intuitive Surgical *	17,124	6,577
Jazz Pharmaceuticals *	2,471	313
Johnson & Johnson	181,443	16,618
Life Technologies *	3,691	280
Mallinckrodt *	1,932	101
McKesson	63,426	10,237
Medtronic	60,275	3,459
Merck	162,674	8,142
Novo Nordisk ADR	39,474	7,293
Omnicare (A)	95,994	5,794
Patterson	2,100	87
Perrigo (A)	39,865	6,118
Pfizer	870,203	26,654
Shire ADR	56,337	7,960
St. Jude Medical	64,996	4,026
United Therapeutics * (A)	71,499	8,085
UnitedHealth Group	4,280	322
Waters *	1,600	160
WellPoint	147,088	13,589
Zimmer Holdings	37,448	3,490

		347,586

Industrials — 9.5%
ADT, Cl A	1,662	67
Aecom Technology *	11,743	345
AGCO	84,302	4,990
Alaska Air Group (A)	45,723	3,355
Allegion *	3,049	135
Alliant Techsystems	52,536	6,393
Babcock & Wilcox (A)	37,080	1,268
Boeing	12,550	1,713
C.H. Robinson Worldwide (A)	2,502	146
Canadian Pacific Railway	99,230	15,015
Carlisle	1,500	119
Caterpillar, Cl A	16,328	1,483
Chicago Bridge & Iron	199	16
Copa Holdings, Cl A	2,992	479
CSX	10,047	289
Cummins	78,995	11,136
Danaher, Cl A	125,204	9,666
Deere	34,544	3,155
Delta Air Lines, Cl A	248,720	6,832
Donaldson, Cl A (A)	3,800	165
Dover	3,105	300
Eaton	3,913	298
Emerson Electric	4,998	351
Engility Holdings *	13,582	454
Equifax	2,500	173
Exelis	418,527	7,977
Expeditors International of Washington	1,343	59
Fastenal, Cl A (A)	5,744	273

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

FedEx	38,230	$5,496
Fluor	110,375	8,862
Fortune Brands Home & Security	1,837	84
General Cable (A)	25,000	735
General Dynamics	19,797	1,892
General Electric	224,840	6,302
Hertz Global Holdings *	4,200	120
Honeywell International	4,905	448
Huntington Ingalls Industries, Cl A	63,273	5,695
Illinois Tool Works	3,529	297
Ingersoll-Rand	9,146	563
ITT	12,586	546
Jacobs Engineering Group *	17,906	1,128
Kansas City Southern	86,374	10,696
KBR	46,215	1,474
L-3 Communications Holdings (A)	112,509	12,023
Lincoln Electric Holdings	16,823	1,200
Lockheed Martin	47,417	7,049
Manitowoc	4,100	95
Manpowergroup	18,167	1,560
Navistar International * (A)	9,626	368
Nielsen Holdings	164,893	7,567
Norfolk Southern	26,000	2,414
Northrop Grumman	156,994	17,993
Oshkosh Truck	112,940	5,690
Pall	130,768	11,161
Parker Hannifin, Cl A	18,236	2,346
Pentair	171,938	13,354
Precision Castparts	10,755	2,896
Quanta Services *	1,386	44
Raytheon	160,818	14,586
Republic Services	2,031	67
Robert Half International	2,900	122
Roper Industries	62,497	8,667
RR Donnelley & Sons	93,388	1,894
Southwest Airlines, Cl A	153,456	2,891
Stericycle, Cl A *	73,247	8,509
Textron	5,200	191
Timken	24,553	1,352
Tyco International	3,325	137
Union Pacific	34,783	5,844
United Continental Holdings * (A)	43,870	1,660
United Parcel Service, Cl B	4,585	482
United Rentals * (A)	7,390	576
United Technologies	17,341	1,973
URS	44,835	2,376
Waste Management	18,232	818
WW Grainger	762	195

		259,090

Information Technology — 19.8%
Accenture, Cl A	117,736	9,680
Activision Blizzard	17,055	304
Adobe Systems *	544,064	32,579
Alliance Data Systems * (A)	1,100	289
Altera	16,400	533
Amdocs	125,285	5,167
Amphenol, Cl A	97,621	8,706

Description	Shares	Market Value ($ Thousands)

Analog Devices	42,023	$2,140
Ansys *	62,424	5,443
AOL * (A)	81,042	3,778
Apple	60,287	33,828
Applied Materials	701,380	12,407
Atmel *	156,217	1,223
Autodesk, Cl A *	31,671	1,594
Avnet	36,856	1,626
Brocade Communications Systems *	180,808	1,604
CA	156,121	5,254
Cisco Systems	347,308	7,797
Citrix Systems *	42,181	2,668
Cognizant Technology Solutions, Cl A *	45,473	4,592
Computer Sciences	28,981	1,619
CoreLogic *	9,831	349
Corning, Cl B	215,764	3,845
DST Systems	11,635	1,056
eBay *	370,889	20,358
Electronic Arts *	58,203	1,335
EMC	439,411	11,051
Equinix *	800	142
F5 Networks, Cl A *	29,243	2,657
Facebook, Cl A *	198,271	10,838
Fidelity National Information Services, Cl B	64,209	3,447
Fiserv, Cl A *	42,046	2,483
Freescale Semiconductor * (A)	89,002	1,428
Genpact *	340,595	6,257
Global Payments	8,847	575
Google, Cl A *	28,161	31,560
Harris	25,220	1,761
Hewlett-Packard	144,831	4,052
Ingram Micro, Cl A *	262,656	6,162
Intel	258,431	6,709
International Business Machines	20,181	3,785
Intuit	156,005	11,906
Juniper Networks *	10,346	233
Lam Research *	4,787	261
Leidos Holdings * (A)	27,825	1,294
Lender Processing Services	79,517	2,972
Lexmark International, Cl A (A)	23,673	841
LinkedIn, Cl A *	22,497	4,878
Marvell Technology Group	516,465	7,427
MasterCard, Cl A	43,856	36,640
Microchip Technology (A)	1,219	55
Microsoft	704,757	26,379
National Instruments	70,199	2,248
NetApp	137,076	5,639
Nokia ADR *	300,000	2,433
Oracle, Cl B	382,668	14,641
Qualcomm	534,150	39,661
Rackspace Hosting *	1,378	54
Red Hat *	1,214	68
Rovi *	33,373	657
Salesforce.com * (A)	129,532	7,149
SanDisk	85,771	6,050
Science Applications International (A)	15,900	526
Seagate Technology	108,594	6,099

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Symantec, Cl A	160,824	$3,792
TE Connectivity	36,055	1,987
Tech Data *	35,149	1,813
Teradata *	124,205	5,650
Texas Instruments	269,748	11,845
Total System Services	13,564	451
VeriFone Holdings *	155,882	4,181
VeriSign * (A)	141,384	8,452
Visa, Cl A (A)	141,753	31,566
Vishay Intertechnology * (A)	88,686	1,176
Western Digital	230,097	19,305
Xerox	527,667	6,422
Yahoo! *	140,887	5,697

		543,129

Materials — 3.0%
Avery Dennison	11,196	562
Cabot	18,468	949
CF Industries Holdings	21,896	5,103
Commercial Metals, Cl A	35,073	713
Domtar	23,413	2,209
Dow Chemical, Cl A	265,094	11,770
E.I. Du Pont de Nemours	5,201	338
Eastman Chemical	34,295	2,768
Ecolab	78,941	8,231
Freeport-McMoRan Copper & Gold, Cl B	12,700	479
Huntsman	130,787	3,217
International Paper	30,956	1,517
LyondellBasell Industries, Cl A	197,175	15,829
Martin Marietta Materials, Cl A	550	55
Monsanto	45,004	5,245
Newmont Mining	4,000	92
Owens-Illinois *	32,385	1,159
Packaging Corp of America	58,377	3,694
PPG Industries	19,537	3,706
Praxair	2,548	331
Reliance Steel & Aluminum	25,000	1,896
Rock Tenn, Cl A	13,940	1,464
Sherwin-Williams, Cl A	3,368	618
Sigma-Aldrich	2,200	207
Steel Dynamics	94,148	1,840
Syngenta ADR (A)	84,000	6,715
United States Steel (A)	12,086	357
Vulcan Materials	1,097	65
Westlake Chemical	12,337	1,506

		82,635

Telecommunication Services — 1.3%
AT&T	152,969	5,378
CenturyTel	6,892	220
Crown Castle International	321,932	23,639
SBA Communications Cl A * (A)	19,500	1,752
Sprint *	74,597	802
T-Mobile US *	1,671	56
Verizon Communications (A)	97,068	4,770

		36,617

Utilities — 1.5%
AES	318,246	4,618
Ameren	113,300	4,097
American Electric Power	179,636	8,396

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

American Water Works	5,896	$249
Centerpoint Energy	4,900	114
CMS Energy	7,966	213
Consolidated Edison	3,405	188
Dominion Resources	5,292	343
DTE Energy	10,523	699
Duke Energy	7,375	509
Edison International	234,583	10,861
Entergy	67,753	4,287
Exelon	11,287	309
Hawaiian Electric Industries	3,200	83
MDU Resources Group	2,200	67
National Fuel Gas (A)	1,300	93
NextEra Energy	4,538	389
OGE Energy	5,224	177
PG&E	6,066	244
PNM Resources	43,000	1,037
Public Service Enterprise Group	122,869	3,937
Sempra Energy	1,517	136
UGI	710	29

		41,075

Total Common Stock (Cost $1,606,301) ($ Thousands)		2,606,750

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	131,785,750	131,786

Total Cash Equivalent (Cost $131,786) ($ Thousands)		131,786

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	117,439,875	117,440

Total Affiliated Partnership (Cost $117,440) ($ Thousands)		117,440

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.071%, 7/24/2014	$1,568	1,567
0.040%, 1/9/2014	3,241	3,241

Total U.S. Treasury Obligations (Cost $4,808) ($ Thousands)		4,808

Total Investments — 104.4% (Cost $1,860,335) ($ Thousands) ‡		$2,860,784

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2013

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	928	Mar-2014	$1,887
S&P Mid 400 Index E-MINI	89	Mar-2014	283

			$2,170

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,739,768 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $114,823 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $117,440 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,860,335 ($ Thousands), and the unrealized appreciation and depreciation were $1,003,374 ($ Thousands) and ($2,925) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,606,750	—	—	2,606,750
U.S. Treasury Obligations	—	4,808	—	4,808
Cash Equivalent	131,786	—	—	131,786
Affiliated Partnership	—	117,440	—	117,440

Total Investments in Securities	$2,738,536	$122,248	$—	$2,860,784

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,170	$—	$—	$2,170

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 12.3%
Amazon.com, Cl A *	62,900	$25,084
Autonation *	10,726	533
Autozone *	5,694	2,721
Bed Bath & Beyond *	36,533	2,934
Best Buy	46,641	1,860
BorgWarner (A)	38,800	2,170
Cablevision Systems, Cl A (A)	36,400	653
CarMax *	38,200	1,796
Carnival (A)	73,284	2,944
CBS, Cl B	94,801	6,043
Chipotle Mexican Grill, Cl A *	5,300	2,824
Coach	47,810	2,684
Comcast, Cl A	442,022	22,970
Darden Restaurants	21,313	1,159
Delphi Automotive	47,700	2,868
DIRECTV *	83,000	5,734
Discovery Communications, Cl A * (A)	37,800	3,418
Dollar General *	50,200	3,028
Dollar Tree *	35,500	2,003
DR Horton * (A)	47,049	1,050
Expedia (A)	17,950	1,250
Family Dollar Stores	16,022	1,041
Ford Motor	669,580	10,332
Fossil Group *	8,300	995
GameStop, Cl A (A)	19,100	941
Gannett	37,447	1,108
Gap	44,431	1,736
Garmin (A)	20,600	952
General Motors *	193,400	7,904
Genuine Parts	25,736	2,141
Goodyear Tire & Rubber	41,093	980
Graham Holdings, Cl B *	686	455
H&R Block	46,804	1,359
Harley-Davidson, Cl A (A)	37,708	2,611
Harman International Industries, Cl A	11,400	933
Hasbro	19,091	1,050
Home Depot	238,896	19,671
International Game Technology	42,956	780
Interpublic Group	68,901	1,219
Johnson Controls	116,357	5,969
Kohl’s	33,447	1,898
L Brands	40,827	2,525
Leggett & Platt (A)	24,054	744
Lennar, Cl A (A)	27,807	1,100
Lowe’s	177,536	8,797
Macy’s	62,764	3,352
Marriott International, Cl A	37,652	1,859
Mattel (A)	57,618	2,742
McDonald’s	168,870	16,385
Michael Kors Holdings *	30,600	2,484
Mohawk Industries *	10,400	1,548
NetFlix *	10,100	3,719
Newell Rubbermaid, Cl B	49,147	1,593
News *	85,158	1,534
Nike, Cl B	126,888	9,978
Nordstrom	24,502	1,514
Omnicom Group	43,804	3,258

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	17,900	$2,304
PetSmart	17,000	1,237
priceline.com *	8,780	10,206
PulteGroup	57,282	1,167
PVH	13,900	1,891
Ralph Lauren, Cl A	9,900	1,748
Ross Stores	36,268	2,717
Scripps Networks Interactive, Cl A	18,200	1,573
Staples (A)	112,814	1,793
Starbucks	127,958	10,031
Starwood Hotels & Resorts Worldwide	32,235	2,561
Target, Cl A	107,419	6,796
Tiffany	18,273	1,695
Time Warner	153,612	10,710
Time Warner Cable, Cl A	47,883	6,488
TJX	120,834	7,701
TripAdvisor * (A)	18,350	1,520
Twenty-First Century Fox, Cl A	333,033	11,716
Urban Outfitters *	17,800	660
VF	59,956	3,738
Viacom, Cl B	69,001	6,026
Walt Disney	277,227	21,180
Whirlpool	13,105	2,056
Wyndham Worldwide (A)	21,702	1,599
Wynn Resorts	13,500	2,622
Yum! Brands	75,670	5,721

		350,389

Consumer Staples — 9.6%
Altria Group	339,456	13,032
Archer-Daniels-Midland	111,866	4,855
Avon Products	74,351	1,280
Beam	27,819	1,893
Brown-Forman, Cl B	26,892	2,032
Campbell Soup (A)	30,775	1,332
Clorox (A)	21,542	1,998
Coca-Cola	644,106	26,608
Coca-Cola Enterprises	40,917	1,806
Colgate-Palmolive	149,186	9,729
ConAgra Foods	71,952	2,425
Constellation Brands, Cl A *	28,400	1,999
Costco Wholesale	74,218	8,833
CVS Caremark	201,935	14,452
Dr Pepper Snapple Group (A)	33,500	1,632
Estee Lauder, Cl A	43,600	3,284
General Mills, Cl A	107,782	5,379
Hershey	25,112	2,442
Hormel Foods	22,400	1,012
JM Smucker	17,948	1,860
Kellogg	43,067	2,630
Kimberly-Clark	64,799	6,769
Kraft Foods	101,299	5,462
Kroger	88,559	3,501
Lorillard	62,728	3,179
McCormick (A)	22,561	1,555
Mead Johnson Nutrition, Cl A	33,734	2,825
Molson Coors Brewing, Cl B	27,046	1,518
Mondelez International, Cl A	297,698	10,509
Monster Beverage *	22,500	1,525
PepsiCo	260,185	21,580

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Philip Morris International	271,765	$23,679
Procter & Gamble	461,001	37,530
Reynolds American	53,380	2,668
Safeway	42,246	1,376
SYSCO, Cl A (A)	99,020	3,574
Tyson Foods, Cl A	45,390	1,519
Walgreen	147,844	8,492
Wal-Mart Stores	274,444	21,596
Whole Foods Market	63,300	3,661

		273,031

Energy — 10.1%
Anadarko Petroleum, Cl A	85,480	6,780
Apache	67,800	5,827
Baker Hughes	75,349	4,164
Cabot Oil & Gas	70,500	2,733
Cameron International *	39,800	2,369
Chesapeake Energy (A)	84,600	2,296
Chevron	326,178	40,743
ConocoPhillips	207,843	14,684
Consol Energy	39,200	1,491
Denbury Resources *	60,800	999
Devon Energy	64,913	4,016
Diamond Offshore Drilling (A)	11,700	666
Ensco, Cl A	39,800	2,276
EOG Resources	46,344	7,778
EQT	25,700	2,307
Exxon Mobil	740,698	74,959
FMC Technologies *	40,400	2,109
Halliburton	144,033	7,310
Helmerich & Payne	18,300	1,539
Hess	48,375	4,015
Kinder Morgan	114,565	4,124
Marathon Oil	118,456	4,182
Marathon Petroleum	51,178	4,695
Murphy Oil	30,063	1,951
Nabors Industries	42,978	730
National Oilwell Varco, Cl A	72,768	5,787
Newfield Exploration *	22,800	562
Noble	43,300	1,622
Noble Energy	61,100	4,162
Occidental Petroleum	136,759	13,006
Peabody Energy	44,500	869
Phillips 66	101,871	7,857
Pioneer Natural Resources	24,300	4,473
QEP Resources	29,700	910
Range Resources	27,900	2,352
Rowan, Cl A *	20,897	739
Schlumberger, Cl A	223,443	20,134
Southwestern Energy, Cl A *	58,700	2,309
Spectra Energy	113,961	4,059
Tesoro	22,100	1,293
Transocean	57,700	2,852
Valero Energy	91,708	4,622
Williams	116,265	4,484
WPX Energy *	33,621	685

		287,520

Financials — 15.9%
ACE	57,800	5,984
Aflac	79,208	5,291
Allstate	77,359	4,219
American Express	156,315	14,183

Description	Shares	Market Value ($ Thousands)

American International Group	249,908	$12,758
American Tower, Cl A †	67,100	5,356
Ameriprise Financial	33,084	3,807
Aon	51,229	4,298
Apartment Investment & Management, Cl A †	24,539	636
Assurant	12,700	843
AvalonBay Communities †	20,708	2,448
Bank of America	1,809,028	28,167
Bank of New York Mellon	195,086	6,816
BB&T	119,897	4,475
Berkshire Hathaway, Cl B *	305,247	36,190
BlackRock	21,557	6,822
Boston Properties †	26,100	2,620
Capital One Financial	97,962	7,505
CBRE Group, Cl A *	45,800	1,204
Charles Schwab	197,227	5,128
Chubb	42,856	4,141
Cincinnati Financial	25,279	1,324
Citigroup	514,408	26,806
CME Group	53,635	4,208
Comerica	30,183	1,435
Discover Financial Services	81,430	4,556
E*Trade Financial *	46,843	920
Equity Residential †	57,040	2,959
Fifth Third Bancorp	150,311	3,161
Franklin Resources	68,645	3,963
General Growth Properties †	91,600	1,838
Genworth Financial, Cl A *	81,800	1,270
Goldman Sachs Group	71,556	12,684
Hartford Financial Services Group	75,186	2,724
HCP †	76,300	2,771
Health Care †	49,200	2,636
Host Hotels & Resorts †	126,548	2,460
Hudson City Bancorp, Cl A	80,000	754
Huntington Bancshares	142,275	1,373
IntercontinentalExchange Group	19,581	4,404
Invesco	74,200	2,701
JPMorgan Chase	637,557	37,284
KeyCorp	149,983	2,013
Kimco Realty †	70,200	1,386
Legg Mason (A)	18,400	800
Leucadia National	52,100	1,477
Lincoln National	44,698	2,307
Loews	51,149	2,468
M&T Bank (A)	22,161	2,580
Macerich †	23,600	1,390
Marsh & McLennan	93,350	4,514
McGraw-Hill	46,121	3,607
MetLife	190,326	10,262
Moody’s	32,008	2,512
Morgan Stanley	235,361	7,381
NASDAQ OMX Group, Cl A	18,900	752
Northern Trust	37,405	2,315
People’s United Financial (A)	52,300	791
Plum Creek Timber † (A)	29,035	1,350
PNC Financial Services Group	90,375	7,011
Principal Financial Group, Cl A (A)	46,648	2,300
Progressive	92,368	2,519

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

ProLogis †	84,900	$3,137
Prudential Financial	78,666	7,255
Public Storage †	24,628	3,707
Regions Financial	229,763	2,272
Simon Property Group †	52,702	8,019
SLM	74,443	1,956
State Street	74,591	5,474
SunTrust Banks	91,096	3,353
T. Rowe Price Group	44,408	3,720
Torchmark, Cl A (A)	14,957	1,169
Travelers	61,852	5,600
Unum Group	43,052	1,510
US Bancorp	309,906	12,520
Ventas †	49,232	2,820
Vornado Realty Trust †	29,673	2,635
Wells Fargo	812,963	36,908
Weyerhaeuser †	99,240	3,133
XL Group, Cl A	47,505	1,513
Zions Bancorporation (A)	30,460	913

		452,471

Health Care — 12.7%
Abbott Laboratories	262,446	10,059
AbbVie	269,946	14,256
Actavis *	29,571	4,968
Aetna, Cl A	62,502	4,287
Agilent Technologies	55,306	3,163
Alexion Pharmaceuticals *	33,300	4,431
Allergan	50,466	5,606
AmerisourceBergen	39,192	2,755
Amgen, Cl A	127,955	14,608
Baxter International	92,238	6,415
Becton Dickinson	33,062	3,653
Biogen Idec *	40,100	11,218
Boston Scientific *	227,512	2,735
Bristol-Myers Squibb	279,375	14,849
C.R. Bard	13,188	1,766
Cardinal Health	58,055	3,878
CareFusion *	34,977	1,393
Celgene, Cl A *	69,900	11,810
Cerner * (A)	49,400	2,754
Cigna	46,971	4,109
Covidien	78,200	5,325
DaVita HealthCare Partners *	29,300	1,857
Dentsply International (A)	23,800	1,154
Edwards Lifesciences, Cl A *	18,300	1,203
Eli Lilly	168,330	8,585
Express Scripts Holding *	136,761	9,606
Forest Laboratories, Cl A *	40,463	2,429
Gilead Sciences *	260,144	19,550
Hospira *	28,504	1,177
Humana	26,097	2,694
Intuitive Surgical *	6,420	2,466
Johnson & Johnson	478,482	43,824
Laboratory Corp of America Holdings *	14,963	1,367
Life Technologies *	29,443	2,232
McKesson	39,069	6,306
Medtronic	169,517	9,729
Merck	495,644	24,807
Mylan *	65,211	2,830
Patterson	14,100	581

Description	Shares	Market Value ($ Thousands)

PerkinElmer	18,840	$777
Perrigo (A)	22,600	3,468
Pfizer	1,099,091	33,665
Quest Diagnostics (A)	25,124	1,345
Regeneron Pharmaceuticals *	13,400	3,688
St. Jude Medical	48,756	3,021
Stryker	50,242	3,775
Tenet Healthcare *	16,619	700
Thermo Fisher Scientific (A)	61,343	6,830
UnitedHealth Group	170,847	12,865
Varian Medical Systems * (A)	17,600	1,367
Vertex Pharmaceuticals *	39,100	2,905
Waters * (A)	14,097	1,410
WellPoint	50,198	4,638
Zimmer Holdings	28,655	2,670
Zoetis, Cl A	83,646	2,734

		362,293

Industrials — 10.7%
3M	108,482	15,215
ADT, Cl A (A)	33,150	1,342
Allegion *	14,767	652
Ametek	41,800	2,202
Boeing	117,332	16,014
C.H. Robinson Worldwide (A)	25,500	1,488
Caterpillar, Cl A	107,997	9,807
Cintas	17,207	1,025
CSX	172,350	4,958
Cummins	29,640	4,178
Danaher, Cl A	101,796	7,859
Deere	65,102	5,946
Delta Air Lines, Cl A	145,500	3,997
Dover	29,037	2,803
Dun & Bradstreet (A)	6,600	810
Eaton	80,610	6,136
Emerson Electric	119,506	8,387
Equifax (A)	20,825	1,439
Expeditors International of Washington	34,000	1,505
Fastenal, Cl A (A)	46,600	2,214
FedEx	50,505	7,261
Flowserve	23,800	1,876
Fluor	27,344	2,195
General Dynamics	56,826	5,430
General Electric	1,715,574	48,087
Honeywell International	133,155	12,166
Illinois Tool Works	69,424	5,837
Ingersoll-Rand	45,600	2,809
Iron Mountain	27,675	840
Jacobs Engineering Group *	22,600	1,424
Joy Global (A)	17,500	1,024
Kansas City Southern	18,800	2,328
L-3 Communications Holdings	14,723	1,573
Lockheed Martin	45,694	6,793
Masco	61,168	1,393
Nielsen Holdings	42,100	1,932
Norfolk Southern	52,526	4,876
Northrop Grumman	37,719	4,323
PACCAR	60,291	3,568
Pall	18,395	1,570
Parker Hannifin, Cl A	24,971	3,212
Pentair	33,966	2,638

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Pitney Bowes (A)	32,975	$768
Precision Castparts	24,700	6,652
Quanta Services *	35,800	1,130
Raytheon	54,268	4,922
Republic Services	44,883	1,490
Robert Half International	22,627	950
Rockwell Automation	23,226	2,744
Rockwell Collins (A)	23,078	1,706
Roper Industries	16,900	2,344
Ryder System	8,554	631
Snap-on	9,553	1,046
Southwest Airlines, Cl A	116,249	2,190
Stanley Black & Decker	26,335	2,125
Stericycle, Cl A *	14,700	1,708
Textron	47,998	1,764
Tyco International	77,800	3,193
Union Pacific	78,194	13,137
United Parcel Service, Cl B	121,311	12,747
United Technologies	143,232	16,300
Waste Management	74,328	3,335
WW Grainger	10,565	2,699
Xylem	30,600	1,059

		305,772

Information Technology — 18.3%
Accenture, Cl A	107,900	8,872
Adobe Systems *	79,036	4,733
Akamai Technologies * (A)	30,600	1,444
Alliance Data Systems *	8,300	2,182
Altera	54,851	1,784
Amphenol, Cl A	27,000	2,408
Analog Devices	51,999	2,648
Apple	152,531	85,587
Applied Materials	204,950	3,626
Autodesk, Cl A *	37,817	1,903
Automatic Data Processing	81,750	6,606
Broadcom, Cl A	90,236	2,675
CA	54,327	1,828
Cisco Systems	907,004	20,362
Citrix Systems *	31,142	1,970
Cognizant Technology Solutions, Cl A *	51,400	5,191
Computer Sciences	25,233	1,410
Corning, Cl B	246,078	4,385
eBay *	197,732	10,854
Electronic Arts *	52,978	1,215
EMC	349,440	8,788
F5 Networks, Cl A *	13,100	1,190
Facebook, Cl A *	279,100	15,256
Fidelity National Information Services, Cl B	49,565	2,661
First Solar * (A)	11,440	625
Fiserv, Cl A *	43,960	2,596
Flir Systems	23,400	704
Google, Cl A *	47,563	53,304
Harris	18,300	1,278
Hewlett-Packard	326,265	9,129
Intel	843,215	21,890
International Business Machines	173,137	32,475
Intuit	48,486	3,701
Jabil Circuit	30,979	540

Description	Shares	Market Value ($ Thousands)

Juniper Networks *	86,200	$1,946
KLA-Tencor	28,471	1,835
Lam Research *	27,817	1,515
Linear Technology	39,994	1,822
LSI Logic	92,546	1,020
MasterCard, Cl A	17,600	14,704
Microchip Technology (A)	32,800	1,468
Micron Technology *	178,969	3,894
Microsoft	1,288,193	48,217
Motorola Solutions	38,729	2,614
NetApp	58,076	2,389
Nvidia	98,948	1,585
Oracle, Cl B	595,288	22,776
Paychex (A)	55,356	2,520
Qualcomm	286,632	21,282
Red Hat *	32,400	1,816
Salesforce.com *	94,300	5,204
SanDisk	38,500	2,716
Seagate Technology	54,500	3,061
Symantec, Cl A	118,547	2,795
TE Connectivity	69,800	3,847
Teradata *	26,768	1,218
Texas Instruments	185,849	8,161
Total System Services	26,980	898
VeriSign * (A)	21,700	1,297
Visa, Cl A (A)	86,372	19,233
Western Digital	35,200	2,953
Western Union (A)	91,612	1,580
Xerox	197,306	2,401
Xilinx (A)	44,909	2,062
Yahoo! *	160,238	6,480

		521,129

Materials — 3.4%
Air Products & Chemicals	35,926	4,016
Airgas	11,400	1,275
Alcoa (A)	182,635	1,941
Allegheny Technologies (A)	17,659	629
Avery Dennison	16,015	804
Ball	23,682	1,224
Bemis (A)	17,290	708
CF Industries Holdings	9,790	2,282
Cliffs Natural Resources (A)	25,011	656
Dow Chemical, Cl A	205,875	9,141
E.I. Du Pont de Nemours	157,235	10,216
Eastman Chemical	25,616	2,067
Ecolab	46,130	4,810
FMC	22,500	1,698
Freeport-McMoRan Copper & Gold, Cl B	176,336	6,655
International Flavors & Fragrances	13,994	1,203
International Paper	75,470	3,700
LyondellBasell Industries, Cl A	74,200	5,957
MeadWestvaco	29,315	1,083
Monsanto	89,248	10,402
Mosaic	57,000	2,694
Newmont Mining	85,008	1,958
Nucor	53,182	2,839
Owens-Illinois *	26,800	959
PPG Industries	24,145	4,579
Praxair	49,999	6,501

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Sealed Air	32,928	$1,121
Sherwin-Williams, Cl A	14,416	2,645
Sigma-Aldrich (A)	20,436	1,921
United States Steel (A)	23,426	691
Vulcan Materials	22,249	1,322

		97,697

Telecommunication Services — 2.3%
AT&T	893,440	31,413
CenturyTel (A)	100,657	3,206
Crown Castle International *	56,800	4,171
Frontier Communications (A)	167,825	780
Verizon Communications (A)	485,448	23,855
Windstream Holdings (A)	99,746	796

		64,221

Utilities — 2.9%
AES	110,190	1,599
AGL Resources	19,800	935
Ameren	41,544	1,502
American Electric Power	82,915	3,875
Centerpoint Energy	73,268	1,698
CMS Energy	45,592	1,221
Consolidated Edison (A)	49,933	2,760
Dominion Resources	98,640	6,381
DTE Energy	29,645	1,968
Duke Energy	119,907	8,275
Edison International	54,553	2,526
Entergy	30,464	1,927
Exelon	145,746	3,992
FirstEnergy	71,310	2,352
Integrys Energy Group (A)	13,234	720
NextEra Energy	73,220	6,269
NiSource	53,579	1,762
Northeast Utilities	53,735	2,278
NRG Energy	55,300	1,588
Oneok	34,600	2,152
Pepco Holdings (A)	41,500	794
PG&E	75,129	3,026
Pinnacle West Capital	18,249	966
PPL	105,371	3,170
Public Service Enterprise Group	84,630	2,712
SCANA	23,100	1,084
Sempra Energy	38,665	3,471
Southern	149,835	6,160
TECO Energy (A)	34,412	593
Wisconsin Energy	37,500	1,550
Xcel Energy	84,819	2,370

		81,676

Total Common Stock (Cost $1,377,428) ($ Thousands)		2,796,199

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	88,079,002	88,079

Total Affiliated Partnership (Cost $88,079) ($ Thousands)		88,079

Description	Shares/Face Amounts ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	23,799,007	$23,799

Total Cash Equivalent (Cost $23,799) ($ Thousands)		23,799

U.S. TREASURY OBLIGATION (C)(D) — 0.1%
U.S. Treasury Bills
0.194%, 2/20/2014	3,310	3,310

Total U.S. Treasury Obligation (Cost $3,310) ($ Thousands)		3,310

Total Investments — 102.1% (Cost $1,492,616) ($ Thousands) ‡		$2,911,387

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
S&P 500 Index EMINI	346	Mar-2014	$1,256

For the period ended December 31, 2013, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,850,895 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2013. The total market value of securities on loan at December 31, 2013 was $85,865 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on loan as of December 31, 2013, was $88,079 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,492,616 ($ Thousands), and the unrealized appreciation and depreciation were $1,428,621 ($ Thousands) and ($9,850) ($ Thousands), respectively.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2013

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,796,199	$—	$—	$2,796,199
U.S. Treasury Obligation	—	3,310	—	3,310
Affiliated Partnership	—	88,079	—	88,079
Cash Equivalent	23,799	—	—	23,799

Total Investments in Securities	$2,819,998	$91,389	$—	$2,911,387

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,256	$—	$—	$1,256

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Consumer Discretionary — 14.0%
Aeropostale * (A)	12,200	$111
AFC Enterprises *	12,900	497
American Axle & Manufacturing Holdings *	28,953	592
American Public Education *	1,600	69
ANN *	15,906	582
Arctic Cat	10,220	582
Asbury Automotive Group *	13,994	752
Beazer Homes USA, Cl A *	38,130	931
Big 5 Sporting Goods	26,365	523
Big Lots *	8,200	265
Biglari Holdings *	540	274
BJ’s Restaurants * (A)	11,511	357
Blue Nile * (A)	11,816	556
Bravo Brio Restaurant Group *	25,700	418
Bright Horizons Family Solutions *	18,672	686
Brown Shoe	33,739	949
Brunswick	34,765	1,601
Cabela’s *	8,470	565
Capella Education	14,350	953
Career Education *	25,400	145
Carmike Cinemas *	9,985	278
Carriage Services	4,800	94
Cato, Cl A	7,694	245
CEC Entertainment	1,300	58
Childrens Place Retail Stores *	8,410	479
Conn’s * (A)	15,307	1,206
Container Store Group * (A)	15,904	741
Cooper Tire & Rubber	6,200	149
Core-Mark Holding, Cl A	11,979	910
CROCS *	20,900	333
CST Brands	3,200	117
Dana Holding	23,500	461
Denny’s, Cl A *	38,573	277
Destination Maternity	1,600	48
Destination XL Group *	32,900	216
Dex Media * (A)	12,536	85
Dick’s Sporting Goods	11,180	650
Dorman Products *	7,300	409
Drew Industries *	14,651	750
Entravision Communications, Cl A	60,323	367
Express *	18,457	345
Fiesta Restaurant Group *	8,670	453
Five Below * (A)	28,536	1,233
Francesca’s Holdings * (A)	18,789	346
Fred’s, Cl A	12,400	229
FTD *	1,660	54
Fuel Systems Solutions *	5,800	80
Genesco *	7,035	514
Gentherm *	15,700	421
G-III Apparel Group *	7,640	564
Gray Television *	16,700	249
Haverty Furniture	24,179	757
Helen of Troy *	6,300	312
hhgregg, Cl A * (A)	11,300	158
Hibbett Sports * (A)	10,600	712
HomeAway * (A)	54,440	2,226
Hovnanian Enterprises, Cl A * (A)	24,656	163

Description	Shares	Market Value ($ Thousands)

Ignite Restaurant Group * (A)	4,800	$60
Imax * (A)	34,143	1,007
Jack in the Box *	22,068	1,104
Jones Group	6,200	93
K12 * (A)	22,300	485
Krispy Kreme Doughnuts *	27,589	532
La-Z-Boy, Cl Z	41,482	1,286
LGI Homes *	5,800	103
Libbey *	35,400	743
Life Time Fitness * (A)	11,955	562
Lithia Motors, Cl A	6,677	464
Live Nation *	27,474	543
LKQ *	13,924	458
Loral Space & Communications *	6,000	486
Lumber Liquidators Holdings * (A)	14,474	1,489
M/I Homes *	400	10
Marriott Vacations Worldwide *	13,009	686
Matthews International, Cl A (A)	7,200	307
MDC Partners, Cl A	33,650	858
Men’s Wearhouse	3,064	156
Meredith	30,844	1,598
Meritage Homes *	18,034	866
Modine Manufacturing *	44,116	566
Movado Group	10,790	475
Multimedia Games Holding *	11,200	351
NACCO Industries, Cl A	2,000	124
National CineMedia	27,566	550
Noodles, Cl A * (A)	8,889	319
Nutrisystem	11,800	194
Orbitz Worldwide *	38,634	277
Orient-Express Hotels, Cl A *	3,700	56
Overstock.com *	7,300	225
Oxford Industries, Cl A (A)	4,470	360
Papa John’s International, Cl A	1,200	54
Penske Auto Group, Cl A	10,414	491
Pep Boys-Manny Moe & Jack *	27,440	333
PetMed Express	25,800	429
Pier 1 Imports	48,368	1,116
Pool	15,230	886
ReachLocal * (A)	40,957	521
Red Robin Gourmet Burgers *	12,750	938
Restoration Hardware Holdings *	8,745	589
Ruth’s Chris Steak House	30,809	438
Ryland Group (A)	25,752	1,118
Scholastic, Cl B	2,600	88
Scientific Games, Cl A *	26,320	446
Shoe Carnival	15,623	453
Shutterfly *	41,783	2,128
Six Flags Entertainment	22,174	816
Skechers U.S.A., Cl A *	14,326	475
Skullcandy *	3,200	23
Sonic *	8,600	174
Standard Motor Products	8,500	313
Steiner Leisure *	4,200	207
Steven Madden *	10,435	382
Stoneridge *	29,401	375
TAL Education Group ADR *	33,687	741
TRI Pointe Homes * (A)	13,846	276
Vail Resorts	11,140	838
Vince Holding *	10,269	315
Vitamin Shoppe *	14,829	771
Wet Seal, Cl A *	76,700	209

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Winnebago Industries *	2,800	$77
Wolverine World Wide (A)	16,618	564
Zagg * (A)	13,308	58
zulily, Cl A *	9,239	383
Zumiez * (A)	9,404	244

		62,759

Consumer Staples — 2.2%
Andersons	6,600	589
Annie’s * (A)	7,012	302
Casey’s General Stores	9,457	664
Chefs’ Warehouse Holdings * (A)	20,721	604
Chiquita Brands International *	72,700	851
Darling International *	24,145	504
Fairway Group Holdings, Cl A * (A)	4,742	86
Fresh Del Monte Produce	17,200	487
Fresh Market *	9,477	384
J&J Snack Foods	7,445	659
Lancaster Colony	2,800	247
Medifast * (A)	11,233	294
Pilgrim’s Pride *	19,600	318
Post Holdings *	1,100	54
Rite Aid *	74,000	374
Sanderson Farms (A)	2,000	145
Snyders-Lance	10,890	313
Spartan Stores	21,133	513
Sprouts Farmers Market *	12,746	490
Susser Holdings * (A)	6,477	424
TreeHouse Foods *	6,296	434
Universal (A)	7,700	420
USANA Health Sciences * (A)	6,500	491

		9,647

Energy — 5.9%
Alberta Oilsands *	184,500	27
Alon USA Energy	2,100	35
Alpha Natural Resources * (A)	22,100	158
Approach Resources, Cl A * (A)	44,200	853
Bonanza Creek Energy *	6,710	292
Bristow Group	7,060	530
Carrizo Oil & Gas *	13,026	583
Cloud Peak Energy *	11,900	214
Delek US Holdings	15,010	516
Dril-Quip *	10,865	1,194
Emerald Oil *	22,644	173
Energy XXI Bermuda (A)	9,600	260
EPL Oil & Gas *	32,790	935
Evolution Petroleum	8,700	107
Exterran Holdings *	12,735	435
Forest Oil *	29,300	106
Forum Energy Technologies * (A)	54,025	1,527
Geospace Technologies *	6,162	584
Green Plains Renewable Energy	17,000	330
Gulfmark Offshore, Cl A	9,879	466
Gulfport Energy *	4,993	315
Halcon Resources, Cl A * (A)	—	—
Helix Energy Solutions Group *	63,747	1,478
Hercules Offshore *	4,600	30
Hornbeck Offshore Services *	6,385	314
Kodiak Oil & Gas *	73,868	828
Laredo Petroleum Holdings *	40,039	1,109
Matador Resources * (A)	31,290	583
Matrix Service *	11,431	280

Description	Shares	Market Value ($ Thousands)

McDermott International *	26,300	$241
Navigator Holdings *	13,500	364
Newpark Resources, Cl A *	18,900	232
Nuverra Environmental Solutions * (A)	30,830	518
Oasis Petroleum *	32,236	1,514
Ocean Rig UDW *	19,225	370
Oil States International *	3,747	381
Parker Drilling *	22,100	180
PDC Energy, Cl A * (A)	20,969	1,116
Pioneer Energy Services *	72,605	582
Precision Drilling	24,500	230
Quicksilver Resources * (A)	29,400	90
Renewable Energy Group *	19,500	223
Ring Energy *	12,880	157
Rosetta Resources *	31,011	1,490
Scorpio Tankers	72,500	855
StealthGas * (A)	33,400	340
Stone Energy, Cl A *	2,600	90
Synergy Resources *	54,071	501
Tesco *	26,600	526
TETRA Technologies *	40,490	500
Triangle Petroleum *	26,470	220
Vaalco Energy *	43,340	299
W&T Offshore	13,000	208
Western Refining (A)	7,600	322
Willbros Group *	55,100	519

		26,330

Financials — 19.9%
Acadia Realty Trust †	21,535	535
Agree Realty †	6,000	174
Altisource Residential †	22,321	672
Ambac Financial Group *	10,700	263
American Assets Trust †	17,340	545
American Campus Communities †	12,510	403
American Capital Mortgage Investment †	13,400	234
American Equity Investment Life Holding (A)	46,375	1,223
Amerisafe	1,300	55
Amtrust Financial Services (A)	24,481	800
Argo Group International Holdings	11,660	542
Arlington Asset Investment, Cl A	8,700	230
Ashford Hospitality Prime †	960	17
Ashford Hospitality Trust †	9,800	81
Associated Estates Realty †	25,910	416
Banco Latinoamericano de Exportaciones, Cl E	10,600	297
Bancorp *	12,906	231
Bancorpsouth, Cl A (A)	66,904	1,701
Bank of the Ozarks (A)	20,378	1,153
Banner	41,149	1,844
BBCN Bancorp	10,920	181
BGC Partners, Cl A	9,600	58
BlackRock Kelso Capital	25,100	234
Boston Private Financial Holdings	51,803	654
Brandywine Realty Trust †	31,410	443
Brookline Bancorp, Cl A	3,800	36
Campus Crest Communities †	22,200	209
Capital Bank Financial, Cl A *	13,223	301

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Capitol Federal Financial	31,560	$382
Cardinal Financial	8,036	145
Cedar Shopping Centers †	22,100	138
Central Pacific Financial	77,252	1,551
Chatham Lodging Trust †	10,100	207
Chesapeake Lodging Trust †	14,300	362
City Holding	1,600	74
City National	4,020	318
CNO Financial Group	158,340	2,801
CoBiz Financial	48,025	574
Cohen & Steers (A)	10,810	433
Columbia Banking System (A)	14,720	405
Community Bank System (A)	4,000	159
Coresite Realty †	5,800	187
Cousins Properties, Cl A †	10,000	103
Credit Acceptance, Cl A *	1,800	233
CubeSmart †	40,845	651
Customers Bancorp *	8,700	178
CVB Financial	2,100	36
CYS Investments †	36,500	270
DiamondRock Hospitality †	97,740	1,129
Douglas Emmett †	9,111	212
DuPont Fabros Technology † (A)	17,150	424
Eagle Bancorp *	18,843	577
East West Bancorp	17,765	621
EastGroup Properties †	20,724	1,201
Education Realty Trust, Cl A †	50,742	448
Employers Holdings	20,500	649
Endurance Specialty Holdings	7,750	455
Essent Group * (A)	19,144	460
Evercore Partners, Cl A	6,220	372
FBR *	20,175	532
FelCor Lodging Trust †	56,900	464
Fidelity & Guaranty Life *	19,500	369
Financial Engines (A)	11,311	786
First BanCorp Puerto Rico * (A)	100,145	620
First Cash Financial Services *	672	42
First Commonwealth Financial	93,360	823
First Financial Bancorp	23,155	404
First Financial Holdings	9,911	659
First Horizon National	54,426	634
First Interstate Bancsystem, Cl A	13,748	390
First Midwest Bancorp	29,800	522
First Potomac Realty Trust †	14,689	171
Forest City Enterprises, Cl A *	20,705	395
Forestar Group *	16,185	344
Fulton Financial	58,192	761
FXCM, Cl A (A)	27,366	488
Geo Group †	25,600	825
Glacier Bancorp, Cl A	23,715	706
Glimcher Realty Trust †	53,313	499
Government Properties Income Trust, Cl A †	14,100	350
Gramercy Property Trust * †	5,400	31
Hanmi Financial	9,090	199
Hanover Insurance Group, Cl A	22,200	1,326
HCI Group (A)	1,900	102
Hercules Technology Growth Capital, Cl A (A)	6,300	103
HFF, Cl A *	4,000	107
Highwoods Properties †	18,988	687
Home Loan Servicing Solutions	16,600	381
HomeStreet	8,600	172

Description	Shares	Market Value ($ Thousands)

Horace Mann Educators, Cl A	22,800	$719
Hudson Pacific Properties †	1,000	22
IBERIABANK	17,080	1,074
Infinity Property & Casualty	4,100	294
Inland Real Estate †	33,900	357
International Bancshares	7,600	201
Investment Technology Group *	53,149	1,093
Investors Real Estate Trust †	4,500	39
Janus Capital Group (A)	48,798	604
Jones Lang LaSalle	8,340	854
Kennedy-Wilson Holdings	33,800	752
Kite Realty Group Trust †	81,592	536
LaSalle Hotel Properties †	14,140	436
Lexington Realty Trust † (A)	89,513	914
LTC Properties †	5,100	180
Mack-Cali Realty †	16,600	357
Maiden Holdings	56,400	616
MarketAxess Holdings	7,092	474
MB Financial	900	29
Meadowbrook Insurance Group (A)	99,600	693
Medical Properties Trust †	70,521	862
MGIC Investment *	70,695	597
Montpelier Re Holdings	12,800	373
National Penn Bancshares	55,120	625
NBT Bancorp	12,800	332
Nelnet, Cl A	24,100	1,016
New Mountain Finance	15,800	238
Northfield Bancorp	35,350	467
NorthStar Realty Finance †	43,602	586
Northwest Bancshares	7,200	106
Ocwen Financial *	11,500	638
OFG Bancorp	42,741	741
Old National Bancorp, Cl A	43,414	667
OmniAmerican Bancorp, Cl A *	7,200	154
Oritani Financial	6,500	104
PacWest Bancorp (A)	24,427	1,031
Parkway Properties † (A)	23,593	455
Pebblebrook Hotel Trust †	37,116	1,142
PennantPark Investment	57,562	668
Pennsylvania †	23,109	439
Pinnacle Financial Partners	3,800	124
Piper Jaffray *	6,600	261
Platinum Underwriters Holdings	10,600	650
Post Properties †	6,440	291
Potlatch †	6,377	266
Primerica	2,900	124
Prospect Capital	23,100	259
Prosperity Bancshares (A)	7,350	466
Provident Financial Services	13,700	265
PS Business Parks †	1,900	145
Radian Group (A)	92,621	1,308
RAIT Financial Trust † (A)	57,193	513
Ramco-Gershenson Properties †	26,500	417
RE, Cl A *	13,431	431
Retail Opportunity Investments † (A)	2,900	43
RLI (A)	7,407	721
RLJ Lodging Trust †	6,100	148
Rouse Properties † (A)	3,300	73
Ryman Hospitality Properties † (A)	10,695	447
Sabra Health Care †	14,300	374

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Safeguard Scientifics *	27,207	$547
Select Income REIT †	1,900	51
Selective Insurance Group	20,955	567
Signature Bank NY, Cl B *	10,790	1,159
Silver Bay Realty Trust †	463	7
Solar Capital	1,300	29
STAG Industrial †	9,600	196
Starwood Property Trust †	17,900	496
Stewart Information Services	26,734	863
Stifel Financial * (A)	13,820	662
Summit Hotel Properties †	1,800	16
Sunstone Hotel Investors †	51,643	692
Susquehanna Bancshares	86,252	1,108
SVB Financial Group, Cl B *	7,066	741
Symetra Financial	12,300	233
Synovus Financial	162,231	584
TCP Capital	5,300	89
Texas Capital Bancshares *	15,304	952
THL Credit	23,700	391
TICC Capital (A)	31,800	329
Two Harbors Investment †	30,500	283
UMB Financial	500	32
United Community Banks *	40,800	724
Validus Holdings	7,500	302
ViewPoint Financial Group	26,000	714
Virtus Investment Partners *	3,287	657
Walter Investment Management *	13,300	470
Washington †	5,400	126
Webster Financial	15,310	477
Western Alliance Bancorp *	66,458	1,586
Winthrop Realty Trust †	32,700	361
Wintrust Financial	8,580	396
WisdomTree Investments *	11,400	202
WSFS Financial	15,720	1,219

		89,251

Health Care — 12.4%
Acadia Healthcare, Cl A * (A)	49,684	2,352
ACADIA Pharmaceuticals * (A)	12,538	313
Acceleron Pharma *	7,907	313
Accuray * (A)	109,200	951
AcelRx Pharmaceuticals * (A)	6,300	71
Achillion Pharmaceuticals * (A)	60,100	200
Acorda Therapeutics *	2,900	85
Addus HomeCare *	17,933	403
Aegerion Pharmaceuticals, Cl A *	9,573	679
Akorn * (A)	43,095	1,061
Alere *	17,500	633
Align Technology *	13,980	799
AMAG Pharmaceuticals *	19,290	468
Amedisys * (A)	11,100	162
AMN Healthcare Services *	14,000	206
Amsurg *	18,034	828
Analogic	6,250	553
Aratana Therapeutics *	7,533	144
Array BioPharma *	10,300	52
Arrowhead Research *	10,180	110
ArthroCare *	4,000	161
athenahealth * (A)	4,972	669
Bruker BioSciences *	18,160	359
Cadence Pharmaceuticals *	17,823	161
Cambrex *	13,400	239
Cantel Medical	5,250	178

Description	Shares	Market Value ($ Thousands)

Cardiovascular Systems *	10,084	$346
Celldex Therapeutics, Cl A *	26,257	636
Centene *	10,315	608
Charles River Laboratories International *	14,943	793
Chimerix *	14,715	222
Computer Programs & Systems	2,200	136
Conmed	19,080	811
Cross Country Healthcare *	14,300	143
Cubist Pharmaceuticals *	6,448	444
Depomed *	29,500	312
DexCom *	21,113	748
Emergent Biosolutions *	23,800	547
Emeritus *	23,336	505
Endocyte * (A)	11,100	119
Endologix *	23,831	416
Ensign Group	6,300	279
Exact Sciences * (A)	16,321	191
ExamWorks Group * (A)	27,708	828
Five Star Quality Care *	37,184	204
Fluidigm * (A)	22,516	863
Furiex Pharmaceuticals *	13,233	556
GenMark Diagnostics *	27,740	369
Gentiva Health Services *	27,400	340
Globus Medical, Cl A *	15,480	312
Greatbatch *	20,395	902
GTx * (A)	12,400	20
Haemonetics *	8,784	370
Halozyme Therapeutics * (A)	38,048	570
HealthSouth	47,277	1,575
HeartWare International *	7,609	715
Hi-Tech Pharmacal *	2,500	109
HMS Holdings * (A)	10,924	248
Hyperion Therapeutics * (A)	1,093	22
ICON *	17,099	691
ICU Medical *	9,390	598
Immunogen * (A)	5,000	73
Impax Laboratories *	7,900	198
Imris *	66,577	106
Insmed *	13,250	225
Insulet *	19,655	729
Intercept Pharmaceuticals *	3,600	246
Intrexon * (A)	7,010	167
Invacare	10,000	232
IPC The Hospitalist * (A)	2,907	173
Isis Pharmaceuticals * (A)	23,884	952
Jazz Pharmaceuticals *	6,690	847
Karyopharm Therapeutics *	5,989	137
Keryx Biopharmaceuticals * (A)	96,947	1,256
KYTHERA Biopharmaceuticals * (A)	5,851	218
LDR Holding *	10,210	241
LHC Group *	2,300	55
Magellan Health Services *	12,476	747
Masimo *	13,590	397
Medical Action Industries *	17,600	151
MEDNAX *	21,836	1,166
MiMedx Group * (A)	8,000	70
Molina Healthcare *	13,012	452
Momenta Pharmaceuticals *	24,170	427
MWI Veterinary Supply *	500	85
Natus Medical *	10,000	225
Nektar Therapeutics *	40,822	463

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Neurocrine Biosciences *	27,500	$257
NewLink Genetics * (A)	22,127	487
Novadaq Technologies * (A)	43,734	721
NPS Pharmaceuticals *	18,780	570
NuVasive *	1,100	36
Orexigen Therapeutics * (A)	80,039	451
Orthofix International *	7,700	176
Pacira Pharmaceuticals * (A)	16,610	955
Parexel International *	12,510	565
PharMerica *	14,100	303
Portola Pharmaceuticals * (A)	10,347	266
Premier, Cl A *	10,099	371
Prestige Brands Holdings, Cl A *	11,250	403
Providence Service *	18,992	489
Puma Biotechnology *	15,274	1,581
Repligen *	18,593	254
Rigel Pharmaceuticals *	66,900	191
Sagent Pharmaceuticals *	10,877	276
Santarus *	2,300	74
Sciclone Pharmaceuticals *	4,600	23
Sirona Dental Systems, Cl A *	6,385	448
Spectranetics *	24,102	602
STERIS, Cl A	600	29
Surgical Care Affiliates *	20,937	729
SurModics *	9,300	227
Symmetry Medical *	45,400	458
Synageva BioPharma, Cl A * (A)	3,726	241
Syneron Medical *	34,110	420
Synta Pharmaceuticals * (A)	27,401	144
Tandem Diabetes Care *	26,035	671
Team Health Holdings *	24,551	1,118
TearLab * (A)	17,821	166
TESARO *	14,752	417
Threshold Pharmaceuticals, Cl A * (A)	38,350	179
Triple-S Management, Cl B *	9,000	175
Unilife * (A)	135,636	597
Veeva Systems, Cl A * (A)	6,833	219
WellCare Health Plans *	22,367	1,575

		55,600

Industrials — 17.6%
AAON	2,700	86
AAR	26,026	729
ACCO Brands * (A)	46,900	315
Actuant, Cl A (A)	78,303	2,869
Acuity Brands (A)	8,762	958
Aegean Marine Petroleum Network	27,700	311
Aegion, Cl A *	15,600	342
Air Transport Services Group *	41,800	338
Aircastle	21,100	404
Albany International, Cl A	6,800	244
Altra Holdings	4,800	164
American Airlines Group * (A)	2,800	71
American Science & Engineering, Cl A	1,200	86
American Woodmark *	12,736	503
Apogee Enterprises	14,490	520
Arkansas Best	3,600	121
Astronics, Cl B *	640	33
Astronics *	10,956	559
Avis Budget Group *	10,932	442

Description	Shares	Market Value ($ Thousands)

Barnes Group	17,940	$687
Barrett Business Services	5,460	506
Beacon Roofing Supply * (A)	19,850	800
Brink’s	8,900	304
Carlisle	18,333	1,456
Chart Industries *	12,092	1,156
CIRCOR International	16,795	1,357
Coleman Cable	14,678	385
Con-way	7,330	291
Corporate Executive Board	11,875	920
Curtiss-Wright	19,115	1,190
Deluxe	11,779	615
Diana Shipping *	35,663	474
DigitalGlobe *	25,468	1,048
DXP Enterprises *	5,956	686
Dycom Industries *	54,468	1,514
EMCOR Group	36,839	1,563
EnerNOC *	9,900	170
EnerSys (A)	17,047	1,195
Engility Holdings *	13,765	460
Erickson Air-Crane * (A)	1,400	29
Esterline Technologies *	16,569	1,689
Exponent	4,200	325
Flow International *	46,200	187
Fortune Brands Home & Security	14,985	685
FreightCar America, Cl A	2,400	64
FTI Consulting *	18,180	748
G&K Services	17,085	1,063
Generac Holdings *	22,905	1,297
General Cable	14,093	415
Genesee & Wyoming, Cl A *	13,356	1,283
Gibraltar Industries *	15,364	285
Global Power Equipment Group	18,200	356
Graco	8,780	686
GrafTech International * (A)	28,400	319
Great Lakes Dredge & Dock *	71,600	659
Greenbrier *	20,652	678
H&E Equipment Services *	11,710	347
HEICO (A)	11,200	649
Hexcel, Cl A *	49,230	2,200
Hyster-Yale Materials Handling	4,300	401
ICF International, Cl A *	10,500	364
IDEX	11,400	842
Insperity, Cl A	6,200	224
Interface, Cl A	53,079	1,166
JetBlue Airways * (A)	101,400	867
John Bean Technologies, Cl A	11,000	323
Kadant	12,437	504
KAR Auction Services	8,400	248
Kelly Services, Cl A	2,900	72
Keyw Holding, Cl A * (A)	25,311	340
Kforce	13,600	278
Kirby *	15,662	1,555
Korn/Ferry International *	16,840	440
Kratos Defense & Security Solutions *	5,900	45
Lincoln Electric Holdings	9,360	668
Lindsay (A)	6,772	560
Manitowoc	13,890	324
Marten Transport	20,334	411
MasTec * (A)	14,130	462
Meritor *	11,100	116
Middleby *	8,018	1,924

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Mine Safety Appliances	2,000	$102
Mistras Group *	1,100	23
Mobile Mini	21,279	876
Moog, Cl A *	11,740	798
MRC Global *	7,500	242
MSC Industrial Direct, Cl A	5,593	452
Mueller Water Products, Cl A	17,300	162
MYR Group *	30,800	772
Navigant Consulting *	12,600	242
Northwest Pipe *	12,950	489
Old Dominion Freight Line, Cl A *	15,209	806
On Assignment *	9,580	335
Orbital Sciences *	22,260	519
Orion Marine Group *	24,000	289
Performant Financial *	8,900	92
PGT *	27,069	274
Pike Electric *	22,089	233
Ply Gem Holdings * (A)	20,119	363
PowerSecure International *	13,800	237
Primoris Services	54,943	1,710
Rand Logistics * (A)	22,700	131
RBC Bearings *	7,870	557
Ritchie Bros. Auctioneers (A)	5,300	122
RPX *	5,300	90
Rush Enterprises, Cl A * (A)	18,557	550
Saia *	34,289	1,099
Scorpio Bulkers * (A)	44,700	449
Simpson Manufacturing	15,865	583
Skywest	2,200	32
Spirit Airlines *	15,346	697
Standex International	6,466	406
Steelcase, Cl A	48,484	769
Swift Transportation, Cl A * (A)	62,051	1,378
Taser International *	32,200	511
Titan Machinery * (A)	33,300	593
Trex *	12,484	993
Trimas *	7,650	305
TrueBlue *	68,879	1,776
Tutor Perini *	22,300	587
United Rentals * (A)	11,663	909
US Ecology	17,065	635
USG * (A)	22,152	629
Valmont Industries	5,431	810
Viad	3,200	89
Wabash National * (A)	54,889	678
WageWorks *	15,044	894
Watsco	10,628	1,021
Wesco Aircraft Holdings *	18,273	400
Woodward	6,960	317
YRC Worldwide * (A)	4,300	75

		79,071

Information Technology — 17.7%
ACI Worldwide *	6,160	400
Acxiom *	18,075	668
Adtran	20,416	551
Advanced Energy Industries *	9,300	213
Ambarella *	6,000	204
Applied Micro Circuits *	5,800	78
Arris Group *	36,146	881
Aruba Networks *	20,470	366
Aspen Technology *	47,117	1,969
Atmel *	58,695	460

Description	Shares	Market Value ($ Thousands)

ATMI *	2,800	$85
Audience *	1,000	12
AVG Technologies *	21,908	377
Belden	13,860	976
Benchmark Electronics *	4,000	92
Blackhawk Network Holdings, Cl A *	3,300	83
Blucora *	7,800	227
Brightcove *	2,900	41
BroadSoft * (A)	27,171	743
Brooks Automation	50,279	527
Cabot Microelectronics *	2,400	110
Cadence Design Systems * (A)	45,890	643
CalAmp *	4,800	134
Calix *	24,600	237
Cardtronics *	9,450	411
Cavium * (A)	54,912	1,895
Ceva, Cl A *	4,300	66
ChannelAdvisor *	9,242	385
Checkpoint Systems *	4,300	68
CIBER *	118,200	489
Ciena * (A)	52,733	1,262
Cognex (A)	8,210	313
CommVault Systems *	15,109	1,131
Computer Task Group	26,500	501
comScore *	13,600	389
Comverse *	3,500	136
Convergys	2,500	53
Cornerstone OnDemand * (A)	19,417	1,036
CoStar Group *	10,765	1,987
Criteo ADR *	6,830	234
CSG Systems International	10,100	297
Cyan * (A)	22,477	119
Dealertrack Technologies *	52,666	2,532
Demandware *	20,221	1,297
Digi International *	35,300	428
Digital River *	6,900	128
Diodes *	11,300	266
EarthLink	76,390	387
Electronics for Imaging *	9,640	373
Ellie Mae *	5,900	158
Emulex *	22,300	160
Entegris *	95,618	1,109
Envestnet *	52,713	2,124
EPAM Systems *	11,130	389
Exar *	40,900	482
ExlService Holdings *	5,800	160
Extreme Networks *	77,700	544
Fabrinet *	18,000	370
Fairchild Semiconductor International *	51,529	688
Finisar *	4,200	100
FireEye *	10,065	439
FleetMatics Group * (A)	8,892	385
FormFactor *	36,600	220
Forrester Research	2,996	115
Fortinet *	11,700	224
Genpact *	26,670	490
Gigamon *	18,842	529
Global Cash Access Holdings *	41,300	413
Guidewire Software, Cl Z *	42,338	2,078
Harmonic, Cl A *	28,900	213
Himax Technologies ADR (A)	46,914	690

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Hittite Microwave, Cl A *	6,275	$387
Hutchinson Technology *	53,450	171
iGate *	1,000	40
Immersion *	40,195	417
Imperva *	12,081	581
Infinera * (A)	64,179	628
Infoblox *	55,970	1,848
Inphi *	67,237	867
Insight Enterprises *	12,000	273
Integrated Device Technology *	97,488	993
Interactive Intelligence Group *	16,830	1,134
International Rectifier *	14,850	387
Intersil, Cl A	72,653	833
IntraLinks Holdings, Cl A *	34,275	415
InvenSense, Cl A * (A)	15,230	316
Kulicke & Soffa Industries *	8,100	108
Lattice Semiconductor *	33,600	185
Limelight Networks *	29,300	58
Littelfuse	11,201	1,041
LogMeIn *	13,110	440
Manhattan Associates *	6,070	713
Marketo * (A)	7,776	288
MAXIMUS	14,886	655
Maxwell Technologies *	13,600	106
Mentor Graphics	45,202	1,088
Methode Electronics	4,400	150
Micrel	4,400	44
Monotype Imaging Holdings	9,100	290
Move * (A)	21,800	349
MTS Systems, Cl A	800	57
Netscout Systems *	900	27
Nimble Storage *	9,000	408
OpenTable *	3,196	254
OSI Systems *	6,081	323
Palo Alto Networks *	8,570	493
Pandora Media *	20,680	550
Photronics *	67,472	609
Plantronics	8,500	395
Plexus *	15,744	682
Power Integrations	10,804	603
PRGX Global *	59,300	398
Progress Software *	21,313	551
Proofpoint *	1,300	43
PROS Holdings *	2,400	96
PTC *	38,375	1,358
QLogic *	9,800	116
Rally Software Development *	16,532	322
Responsys *	67,972	1,863
Rosetta Stone *	4,100	50
Ruckus Wireless * (A)	25,966	369
Saba Software *	42,600	517
Sanmina *	32,785	548
Sapient *	1,200	21
Scansource *	1,900	81
Shutterstock, Inc. * (A)	7,064	591
Silicon Graphics International * (A)	8,645	116
Silicon Image *	41,100	253
Sonus Networks *	127,563	402
Splunk *	6,145	422
SPS Commerce *	11,303	738
SS&C Technologies Holdings *	18,843	834
Stamps.com *	11,255	474

Description	Shares	Market Value ($ Thousands)

Sykes Enterprises * (A)	6,400	$139
Synaptics *	8,400	435
SYNNEX *	5,777	389
Tableau Software, Cl A *	16,684	1,150
Tech Data *	2,405	124
TeleTech Holdings *	2,700	65
Teradyne * (A)	29,275	516
Textura * (A)	9,935	297
Tivo *	7,400	97
Tremor Video *	64,400	374
TriQuint Semiconductor * (A)	61,558	513
Trulia * (A)	19,751	697
Tyler Technologies *	1,300	133
Ubiquiti Networks * (A)	1,200	55
Ultimate Software Group *	8,592	1,316
Ultra Clean Holdings *	21,362	214
Ultratech *	20,800	603
Unisys *	5,500	185
United Online	12,100	166
Valueclick *	3,400	79
Verint Systems *	11,360	488
Virtusa *	2,100	80
Vishay Intertechnology * (A)	53,947	715
Vocus *	13,315	152
WEX *	8,154	807
Xoom *	4,500	123
Yelp, Cl A *	20,764	1,432
Zillow, Cl A * (A)	3,910	320

		79,373

Materials — 3.1%
AEP Industries *	2,000	106
AM Castle *	6,300	93
Century Aluminum *	7,615	80
Chemtura *	21,569	602
Ferro *	19,100	245
FutureFuel	5,700	90
Glatfelter	1,700	47
GSE Holding * (A)	42,800	89
H.B. Fuller	31,743	1,652
Haynes International	1,800	99
Innospec	7,800	360
Kaiser Aluminum	9,140	642
KapStone Paper and Packaging *	9,098	508
Koppers Holdings	1,500	69
Kraton Performance Polymers *	5,200	120
Landec *	9,300	113
LSB Industries *	15,900	652
Materion	3,000	93
Minerals Technologies	18,317	1,100
Novagold Resources *	46,100	117
PolyOne	79,921	2,825
Quaker Chemical	8,914	687
RTI International Metals * (A)	26,707	914
Schulman A	9,100	321
Sensient Technologies	12,600	611
Silgan Holdings	9,169	440
SunCoke Energy *	1,500	34
Tredegar	300	9
US Silica Holdings (A)	11,520	393
Worthington Industries	19,853	835

		13,946

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.2%
8x8 *	3,200	$32
Boingo Wireless * (A)	38,540	247
IDT, Cl B	4,900	88
magicJack VocalTec * (A)	5,700	68
NTELOS Holdings	3,300	67
Premiere Global Services *	7,700	89
RingCentral, Cl A *	12,269	225
Vonage Holdings *	30,200	101

		917

Utilities — 2.0%
ALLETE	21,355	1,065
American States Water	10,000	287
Cadiz * (A)	38,900	271
California Water Service Group, Cl A	1,900	44
Cleco	13,395	624
El Paso Electric, Cl A	13,401	470
Empire District Electric	12,100	275
Great Plains Energy	10,700	259
NorthWestern	13,925	603
Otter Tail	5,500	161
Piedmont Natural Gas (A)	10,500	348
PNM Resources	47,886	1,155
Portland General Electric	7,600	230
South Jersey Industries, Cl A	7,845	439
Southwest Gas	11,279	631
UIL Holdings (A)	37,125	1,439
Vectren	12,458	442

		8,743

Total Common Stock (Cost $313,951) ($ Thousands)		425,637

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 Growth Index Fund (A)	9,090	1,232
iShares Russell 2000 Value Index Fund (A)	9,300	926

Total Exchange Traded Funds (Cost $1,909) ($ Thousands)		2,158

	Number of Rights

RIGHTS — 0.0%
Allos Therapeutics	45,500	—

Total Rights (Cost $—) ($Thousands)		—

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 14.2%
SEI Liquidity Fund, L.P. 0.070% ** †† (B)	63,622,300	$63,622

Total Affiliated Partnership (Cost $63,622) ($ Thousands)		63,622

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	19,090,358	19,090

Total Cash Equivalent (Cost $19,090) ($ Thousands)		19,090

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.076%, 2/6/2014	$208	208
0.040%, 1/9/2014	766	766

Total U.S. Treasury Obligations (Cost $974) ($ Thousands)		974

Total Investments — 114.0% (Cost $399,546) ($ Thousands) ‡		$511,481

A list of the open future contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russel 2000 Index E-MINI	73	Mar-2014	$352

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $448,655 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $62,169 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $63,622 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $399,546 ($ Thousands), and the unrealized appreciation and depreciation were $118,255 ($ Thousands) and ($6,320) ($ Thousands), respectively.

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2013

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$425,605	$32	$—	$425,637
Exchange Traded Funds	2,158	—	—	2,158
Right	—	—	—	—
Warrant	—	—	—	—
U.S. Treasury Obligations	—	974	—	974
Affiliated Partnership	—	63,622	—	63,622
Cash Equivalent	19,090	—	—	19,090

Total Investments in Securities	$446,853	$64,628	$—	$511,481

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$352	$—	$—	$352

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6% ‡

Consumer Discretionary — 8.6%
Abercrombie & Fitch, Cl A	8,662	$285
Aeropostale * (A)	23,700	215
AFC Enterprises, Ser *	7,750	299
American Eagle Outfitters	24,468	352
America’s Car-Mart *	3,957	167
ANN *	12,733	466
Arctic Cat	11,055	630
Big 5 Sporting Goods	14,100	279
Big Lots *	26,600	859
Bravo Brio Restaurant Group *	17,200	280
Brinker International	13,700	635
Callaway Golf (A)	42,994	362
Cato, Cl A	12,400	394
CEC Entertainment	14,600	647
Childrens Place Retail Stores *	7,995	456
Columbia Sportswear (A)	2,499	197
Core-Mark Holding, Cl A	5,408	411
CROCS *	36,600	583
CSS Industries	24,100	691
CST Brands	6,500	239
Dana Holding	47,370	929
Destination XL Group *	67,200	442
Dorman Products *	6,080	341
DreamWorks Animation SKG, Cl A * (A)	42,748	1,518
Ethan Allen Interiors (A)	12,058	367
Express *	18,964	354
FTD *	17,640	575
Genesco *	7,200	526
Gentherm *	13,080	351
G-III Apparel Group *	4,030	297
Hilton Worldwide Holdings *	1,050	23
Ignite Restaurant Group * (A)	10,100	126
JAKKS Pacific * (A)	24,100	162
Jones Group	12,800	191
JOS A Bank Clothiers *	3,699	202
Journal Communications, Cl A *	74,900	697
K12 * (A)	44,400	965
Krispy Kreme Doughnuts *	28,251	545
LGI Homes *	11,500	205
Libbey *	70,500	1,480
Life Time Fitness * (A)	12,240	575
Matthews International, Cl A (A)	40,201	1,713
MDC Partners, Cl A	51,300	1,309
Men’s Wearhouse	3,144	161
Meredith	18,736	971
Meritage Homes *	3,040	146
Movado Group	5,830	257
NACCO Industries, Cl A	6,900	429
Outerwall * (A)	12,884	867
Oxford Industries, Cl A (A)	8,668	699
Pep Boys-Manny Moe & Jack *	28,100	341
Pier 1 Imports	23,395	540
Pool	5,460	318
Regis	33,826	491
Remy International	16,543	386
Rent-A-Center (A)	69,545	2,319
Scholastic, Cl B	22,200	755
Scientific Games, Cl A *	18,922	320

Description	Shares	Market Value ($ Thousands)

Select Comfort *	15,415	$325
Skechers U.S.A., Cl A *	8,900	295
Smith & Wesson Holding * (A)	34,100	460
Stage Stores (A)	21,300	473
Standard Motor Products	17,300	636
Steven Madden *	8,690	318
Stoneridge *	23,900	305
Universal Electronics *	10,079	384
Vail Resorts	10,595	797
Valassis Communications (A)	10,700	366
Vera Bradley * (A)	23,760	571

		36,270

Consumer Staples — 2.7%
Casey’s General Stores	3,282	230
Chiquita Brands International *	86,900	1,017
Cott	51,182	413
Darling International *	95,081	1,985
Fresh Del Monte Produce	27,107	767
Ingles Markets, Cl A	28,600	775
Ingredion	4,265	292
J&J Snack Foods	6,090	539
Pantry *	20,384	342
Roundy’s *	22,600	223
Snyders-Lance	18,932	544
Spartan Stores	54,885	1,333
Susser Holdings * (A)	4,830	316
TreeHouse Foods *	5,350	369
Universal (A)	27,500	1,501
USANA Health Sciences * (A)	6,400	484
Weis Markets	4,700	247

		11,377

Energy — 7.9%
Abraxas Petroleum *	30,309	99
Alon USA Energy	34,200	566
Approach Resources, Cl A * (A)	122,576	2,364
Bonanza Creek Energy *	6,870	299
Bristow Group	4,050	304
C&J Energy Services *	17,482	404
Carrizo Oil & Gas *	5,989	268
Cloud Peak Energy *	84,437	1,520
Comstock Resources	22,456	411
Delek US Holdings	16,600	571
Emerald Oil *	23,154	177
Energy XXI Bermuda (A)	24,000	649
EPL Oil & Gas *	51,830	1,477
Era Group *	12,978	401
Evolution Petroleum	17,400	215
Exterran Holdings *	13,040	446
Forum Energy Technologies * (A)	9,360	265
Goodrich Petroleum * (A)	11,824	201
Gulfmark Offshore, Cl A	36,323	1,712
Gulfport Energy *	5,111	323
Helix Energy Solutions Group *	35,795	830
Hercules Offshore *	13,700	89
Key Energy Services *	142,372	1,125
McDermott International *	93,853	860
Navigator Holdings *	26,900	725
Newpark Resources, Cl A * (A)	51,294	630
Northern Oil And Gas *	19,533	294

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Nuverra Environmental Solutions * (A)	61,420	$1,031
Oasis Petroleum *	6,668	313
Parker Drilling *	199,105	1,619
PDC Energy, Cl A *	5,430	289
Precision Drilling	48,800	457
REX American Resources *	9,900	442
Ring Energy *	13,187	161
Rosetta Resources *	13,380	643
Scorpio Tankers (A)	136,800	1,613
SEACOR Holdings, Cl A * (A)	4,446	405
StealthGas * (A)	66,600	679
Superior Energy Services	16,101	428
Swift Energy, Cl A * (A)	21,690	293
Synergy Resources *	16,615	154
Tesco *	12,076	239
TETRA Technologies *	41,470	513
TGC Industries	26,435	193
Tidewater, Cl A	20,283	1,202
Triangle Petroleum *	25,800	215
Unit *	22,886	1,181
USEC * (A)	5,392	36
W&T Offshore (A)	25,900	414
Western Refining (A)	32,400	1,374
World Fuel Services (A)	49,263	2,126

		33,245

Financials — 34.0%
1st Source	28,150	899
Acadia Realty Trust †	22,045	547
Access National	3,200	48
Agree Realty †	8,280	240
Alexandria Real Estate Equities †	4,550	289
Allied World Assurance Holdings	5,583	630
American Assets Trust †	17,755	558
American Campus Communities †	12,815	413
American Capital Mortgage Investment †	26,800	468
American Equity Investment Life Holding (A)	76,500	2,018
American National Bankshares	2,150	56
Ameris Bancorp *	9,394	198
Anworth Mortgage Asset †	160,168	674
Apartment Investment & Management, Cl A †	24,515	635
Arrow Financial	1,900	50
Ashford Hospitality Prime †	9,260	169
Ashford Hospitality Trust †	60,200	498
Aspen Insurance Holdings	9,700	401
Associated Estates Realty †	15,730	252
Astoria Financial	1,650	23
AvalonBay Communities †	6,569	777
Bancfirst	2,450	137
Banco Latinoamericano de Exportaciones, Cl E	32,700	916
Bancorp *	7,200	129
Bancorpsouth, Cl A (A)	91,600	2,328
Bank Mutual	12,400	87
Bank of Kentucky Financial	2,650	98
Bank of Marin Bancorp	1,950	85
Bank of the Ozarks (A)	9,695	549
BankFinancial	3,000	28

Description	Shares	Market Value ($ Thousands)

BankUnited	23,417	$771
Banner	18,330	822
BBCN Bancorp	27,440	455
Berkshire Hills Bancorp	27,058	738
BioMed Realty Trust † (A)	23,900	433
BlackRock Kelso Capital	52,500	490
BNC Bancorp	5,100	87
Boston Private Financial Holdings	74,269	937
Boston Properties †	4,835	485
Brandywine Realty Trust †	69,730	982
Bridge Capital Holdings *	750	15
Brixmor Property Group †	1,250	25
Brookfield Office Properties	9,450	182
Bryn Mawr Bank	3,200	97
C&F Financial	2,450	112
Camden National	12,600	532
Campus Crest Communities † (A)	116,733	1,099
Capital Bank Financial, Cl A *	11,720	267
Capital City Bank Group *	2,250	27
Capitol Federal Financial	36,050	437
Capstead Mortgage †	27,400	331
Cardinal Financial	12,850	231
Cathay General Bancorp	15,150	405
CBL & Associates Properties †	29,514	530
Center Bancorp, Cl A	2,100	39
Centerstate Banks	4,800	49
Central Pacific Financial	88,250	1,772
Chemical Financial	7,050	223
Citizens & Northern	2,150	44
City Holding	4,100	190
CNB Financial	2,450	47
CNO Financial Group	233,540	4,131
CoBiz Financial	50,935	609
Columbia Banking System (A)	15,100	415
CommonWealth †	18,100	422
Community Bank System (A)	3,450	137
Community Trust Bancorp	14,050	635
ConnectOne Bancorp *	550	22
CubeSmart †	13,650	218
Customers Bancorp *	16,900	346
CVB Financial	3,900	67
CYS Investments † (A)	144,564	1,071
DDR †	22,250	342
DiamondRock Hospitality †	32,890	380
Dime Community Bancshares	24,295	411
Douglas Emmett †	13,600	317
Duke Realty †	14,050	211
DuPont Fabros Technology † (A)	33,160	819
Dynex Capital †	49,200	394
Eagle Bancorp *	42,653	1,306
East West Bancorp	18,195	636
EastGroup Properties †	8,850	513
Education Realty Trust, Cl A †	87,032	768
Employers Holdings	55,477	1,756
Endurance Specialty Holdings	25,825	1,515
Enterprise Bancorp	1,550	33
Enterprise Financial Services	4,400	90
Equity One, Cl A † (A)	19,443	436
Equity Residential †	21,700	1,126
ESSA Bancorp	2,800	32
Essex Property Trust †	1,400	201

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

EverBank Financial, Cl A	8,850	$162
Evercore Partners, Cl A	4,270	255
Extra Space Storage †	4,050	171
Ezcorp, Cl A *	11,400	133
Farmers Capital Bank *	2,400	52
FBR *	40,300	1,063
Federal Agricultural Mortgage, Cl C	14,950	512
Federated Investors, Cl B (A)	12,825	369
FelCor Lodging Trust †	113,200	924
Fidelity & Guaranty Life *	38,800	735
Fidelity Southern	6,287	104
Financial Institutions	3,200	79
First Bancorp	4,700	78
First BanCorp Puerto Rico * (A)	31,200	193
First Busey	14,050	82
First Community Bancshares	25,445	425
First Defiance Financial	2,750	71
First Financial	3,200	117
First Financial Bancorp	19,350	337
First Financial Holdings (A)	3,016	201
First Horizon National	38,099	444
First Interstate Bancsystem, Cl A	9,400	267
First Merchants	23,700	539
First Midwest Bancorp	100,807	1,767
First NBC Bank Holding *	17,334	560
FirstMerit, Cl A	17,655	392
Flagstar Bancorp *	13,400	263
Flushing Financial	53,575	1,109
FNB (Pennsylvania)	24,650	311
Forest City Enterprises, Cl A *	21,205	405
Forestar Group *	16,570	352
Fulton Financial	54,010	706
FXCM, Cl A (A)	24,440	436
General Growth Properties †	24,832	498
Geo Group †	43,200	1,392
German American Bancorp	1,850	53
Glacier Bancorp, Cl A (A)	28,390	846
Glimcher Realty Trust †	27,900	261
Government Properties Income Trust, Cl A †	14,400	358
Gramercy Property Trust * †	11,000	63
Great Southern Bancorp	2,900	88
Hancock Holding, Cl A	38,525	1,413
Hanmi Financial	12,250	268
Hanover Insurance Group, Cl A	37,908	2,263
Hatteras Financial †	71,688	1,171
HCP †	22,962	834
Health Care †	11,400	611
Heartland Financial USA	3,450	99
Heritage Commerce	3,050	25
Heritage Financial	2,200	38
Heritage Oaks Bancorp *	2,900	22
Highwoods Properties †	17,105	619
Home Bancorp *	1,200	23
Home BancShares	5,000	187
Home Federal Bancorp	3,050	45
Home Loan Servicing Solutions	46,450	1,067
HomeTrust Bancshares *	3,500	56
Horace Mann Educators, Cl A	47,909	1,511
Horizon Bancorp	3,075	78

Description	Shares	Market Value ($ Thousands)

Hospitality Properties Trust †	12,900	$349
Host Hotels & Resorts †	37,306	725
IBERIABANK	15,498	974
Independent Bank	3,250	127
Infinity Property & Casualty	8,463	607
Inland Real Estate †	47,600	501
International Bancshares	31,105	821
Intervest Bancshares *	5,950	45
Investors Bancorp, Cl A	16,685	427
Janus Capital Group (A)	68,300	845
Kennedy-Wilson Holdings	67,600	1,504
Kilroy Realty †	2,700	135
Kimco Realty †	26,000	514
Lakeland Bancorp	3,971	49
Lakeland Financial	5,500	215
LaSalle Hotel Properties †	14,480	447
Lexington Realty Trust † (A)	124,584	1,272
Liberty Property Trust † (A)	3,100	105
Macerich †	11,461	675
Mack-Cali Realty †	33,200	713
Maiden Holdings	104,300	1,140
MainSource Financial Group	56,700	1,022
MB Financial	13,100	420
Meadowbrook Insurance Group	198,400	1,381
Medical Properties Trust †	27,850	340
Mercantile Bank	1,600	35
Merchants Bancshares	50	2
Meta Financial Group	3,200	129
Metro Bancorp *	2,900	62
MFA Financial †	126,302	892
MGIC Investment *	7,950	67
Mid-America Apartment Communities †	7,283	442
Middleburg Financial	2,200	40
MidSouth Bancorp	1,800	32
MidWestOne Financial Group	1,700	46
Montpelier Re Holdings	23,800	693
Mortgage Investment Trust †	5,300	83
NASB Financial *	500	15
National Bank Holdings, Cl A	300	6
National Bankshares, Cl A	800	30
National Penn Bancshares	64,604	732
NBT Bancorp	3,700	96
Nelnet, Cl A	46,700	1,968
Northfield Bancorp	70,687	933
Northrim BanCorp	1,800	47
Northwest Bancshares	14,275	211
OceanFirst Financial	31,900	546
Ocwen Financial *	22,800	1,264
OFG Bancorp (A)	40,657	705
Old National Bancorp, Cl A	103,899	1,597
OmniAmerican Bancorp, Cl A *	14,400	308
Pacific Mercantile Bancorp *	700	4
Pacific Premier Bancorp *	6,550	103
PacWest Bancorp (A)	31,701	1,338
Palmetto Bancshares *	500	6
Peapack Gladstone Financial	1,500	29
Pebblebrook Hotel Trust †	20,554	632
Pennsylvania †	20,800	395
PennyMac Financial Services, Cl A *	1,750	31

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

PennyMac Mortgage Investment Trust †	23,500	$540
Peoples Bancorp	2,950	66
PHH * (A)	21,700	528
PICO Holdings *	30,165	697
Pinnacle Financial Partners	5,150	168
Platinum Underwriters Holdings	39,993	2,451
Popular *	24,200	695
Post Properties †	6,595	298
Preferred Bank *	2,950	59
Primerica	7,800	335
PrivateBancorp, Cl A	17,650	511
ProAssurance	10,216	495
ProLogis †	30,644	1,132
Prosperity Bancshares (A)	13,935	883
Protective Life	14,200	719
Provident Financial Holdings	5,950	89
Provident Financial Services	18,300	354
Public Storage †	5,107	769
Radian Group (A)	51,000	720
RAIT Financial Trust †	9,799	88
Regency Centers †	5,881	272
Reinsurance Group of America, Cl A	4,897	379
Renasant	7,500	236
Republic Bancorp, Cl A (A)	27,505	675
RLJ Lodging Trust †	14,250	347
S&T Bancorp	9,100	230
Safeguard Scientifics *	27,867	560
Sandy Spring Bancorp	4,200	118
Selective Insurance Group	21,460	581
Sierra Bancorp	2,350	38
Simmons First National, Cl A	3,100	115
Simon Property Group †	12,744	1,939
SL Green Realty †	3,392	313
Southside Bancshares (A)	13,440	367
Southwest Bancorp *	5,400	86
StanCorp Financial Group (A)	7,800	517
Starwood Property Trust †	26,400	731
State Bank Financial	9,200	167
Sterling Financial	1,750	60
Suffolk Bancorp *	3,200	67
Sunstone Hotel Investors †	23,500	315
Susquehanna Bancshares	98,672	1,267
SY Bancorp, Cl A	2,600	83
Symetra Financial	33,900	643
Taubman Centers †	5,100	326
TCF Financial	31,232	508
Territorial Bancorp	2,500	58
Texas Capital Bancshares *	22,473	1,398
THL Credit	27,400	452
Tompkins Financial	4,600	236
TowneBank (A)	5,300	82
Trico Bancshares	5,300	150
Trustmark	16,650	447
Two Harbors Investment †	41,900	389
UDR †	16,000	374
UMB Financial	2,550	164
Umpqua Holdings (A)	42,716	818
Union First Market Bankshares (A)	30,795	764
United Bankshares (A)	2,600	82

Description	Shares	Market Value ($ Thousands)

United Community Banks *	65,800	$1,168
United Community Financial *	3,750	13
Univest Corp of Pennsylvania	5,950	123
Validus Holdings	24,800	999
Ventas †	9,769	560
ViewPoint Financial Group	36,900	1,013
Virginia Commerce Bancorp *	2,150	37
Vornado Realty Trust †	7,900	701
Walker & Dunlop *	3,750	61
Walter Investment Management *	26,400	934
Washington Banking	3,850	68
Washington Trust Bancorp	3,300	123
Waterstone Financial *	2,650	29
Webster Financial	47,290	1,475
Weingarten Realty Investors † (A)	7,900	217
WesBanco	9,550	306
West Bancorporation	2,200	35
Westamerica Bancorporation	1,100	62
Western Alliance Bancorp *	39,755	949
Wilshire Bancorp	30,250	331
Winthrop Realty Trust †	85,400	944
Wintrust Financial	16,640	767
World Acceptance * (A)	3,989	349
WSFS Financial	27,205	2,109
Yadkin Financial *	4,500	77

		144,189

Health Care — 4.9%
Accuray * (A)	217,500	1,894
Akorn * (A)	13,250	326
Albany Molecular Research *	5,200	52
Alere *	35,000	1,267
Amsurg *	19,213	882
Analogic	3,290	291
Bio-Reference Labs * (A)	7,100	181
Charles River Laboratories International *	16,232	861
Conmed	25,080	1,066
Cross Country Healthcare *	28,500	285
Globus Medical, Cl A *	12,900	260
Greatbatch *	35,930	1,590
HealthSouth	22,486	749
Hill-Rom Holdings	13,400	554
Hi-Tech Pharmacal *	587	26
ICON *	7,809	316
Kindred Healthcare	38,800	766
Landauer	7,150	376
Magellan Health Services *	12,355	740
Masimo *	11,310	331
Medical Action Industries *	35,800	306
MEDNAX * (A)	11,260	601
Merit Medical Systems *	31,618	498
Natus Medical *	20,000	450
Orthofix International *	8,800	201
Owens & Minor (A)	10,513	385
PDL BioPharma (A)	48,900	413
PerkinElmer	13,642	563
PharMerica *	35,300	759
PhotoMedex * (A)	18,900	245
Prestige Brands Holdings, Cl A *	13,780	493
Questcor Pharmaceuticals (A)	12,600	686
Sciclone Pharmaceuticals *	42,500	214

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Select Medical Holdings	48,950	$568
Skilled Healthcare Group, Cl A *	64,200	309
Symmetry Medical *	67,000	675
Team Health Holdings *	6,810	310
Teleflex	3,847	361

		20,850

Industrials — 17.1%
AAR	14,000	392
ACCO Brands * (A)	93,400	628
Actuant, Cl A (A)	33,106	1,213
Aegean Marine Petroleum Network	55,300	620
Aegion, Cl A *	31,000	679
Air Transport Services Group *	83,300	674
Aircastle	49,300	945
Alamo Group	8,928	542
Alaska Air Group	8,900	653
Alliant Techsystems	11,900	1,448
American Railcar Industries (A)	9,800	448
American Science & Engineering, Cl A	1,759	126
Ampco-Pittsburgh	21,328	415
Apogee Enterprises	7,910	284
Astec Industries	14,591	564
AZZ	9,003	440
Barnes Group	18,370	704
Brady, Cl A	7,596	235
Brink’s	39,000	1,332
Celadon Group	20,226	394
Chart Industries *	2,780	266
CIRCOR International	13,000	1,050
Clean Harbors *	12,099	725
Comfort Systems USA	18,312	355
Consolidated Graphics *	11,500	776
Con-way	6,110	243
CRA International *	15,036	298
Cubic	16,101	848
Curtiss-Wright	48,193	2,999
Deluxe	15,700	819
EMCOR Group	74,030	3,142
Encore Wire	12,206	662
EnerSys (A)	4,780	335
EnPro Industries * (A)	6,255	361
Esterline Technologies *	3,880	396
Flow International *	89,700	362
FreightCar America, Cl A	5,100	136
FTI Consulting * (A)	70,328	2,893
G&K Services	19,053	1,186
Generac Holdings *	11,660	660
General Cable	11,624	342
Global Brass & Copper Holdings	18,263	302
Global Power Equipment Group	36,200	708
GrafTech International * (A)	56,700	637
Granite Construction	19,880	695
Great Lakes Dredge & Dock *	142,600	1,312
H&E Equipment Services *	9,740	289
Hawaiian Holdings * (A)	40,871	394
Hyster-Yale Materials Handling	11,000	1,025
ICF International, Cl A *	14,800	514
Interface, Cl A	34,213	751
ITT	13,018	565

Description	Shares	Market Value ($ Thousands)

JetBlue Airways * (A)	201,900	$1,726
John Bean Technologies, Cl A	900	26
Kadant	33,595	1,361
Kaman, Cl A	14,976	595
KAR Auction Services	40,414	1,194
Kelly Services, Cl A	13,700	342
Korn/Ferry International *	25,390	663
LB Foster, Cl A	5,700	270
Manitowoc	11,580	270
MasTec *	11,780	385
Moog, Cl A *	12,019	817
MRC Global *	14,800	477
Mueller Industries	2,393	151
MYR Group *	32,000	802
Navigant Consulting *	12,700	244
NN, Cl A	26,300	531
Northwest Pipe *	13,265	501
On Assignment *	7,980	278
Orbital Sciences *	43,060	1,003
Orion Marine Group *	106,053	1,276
Quad (A)	18,704	509
Quanex Building Products	1,083	22
Rand Logistics *	44,400	256
Regal-Beloit	6,685	493
Republic Airways Holdings * (A)	21,500	230
Resources Connection	835	12
Ritchie Bros. Auctioneers (A)	10,600	243
Ryder System	34,089	2,515
Safe Bulkers (A)	31,000	322
Saia *	19,350	620
Scorpio Bulkers * (A)	89,000	895
Simpson Manufacturing	16,250	597
Skywest	40,400	599
Steelcase, Cl A	25,500	404
TAL International Group (A)	23,672	1,358
Team *	10,466	443
Teledyne Technologies *	4,164	382
Terex	7,250	304
Tetra Tech *	58,558	1,638
Textainer Group Holdings (A)	4,627	186
Titan Machinery * (A)	66,400	1,183
Towers Watson, Cl A	4,472	571
Trimas *	19,879	793
Triumph Group	9,985	760
TrueBlue *	20,307	524
Tutor Perini *	73,108	1,923
United Stationers	6,500	298
VSE	13,900	667
Wabash National * (A)	20,700	256
Watsco	3,440	330
Watts Water Technologies, Cl A (A)	8,385	519
Woodward	23,788	1,085

		72,631

Information Technology — 11.8%
ACI Worldwide *	5,120	333
Acxiom *	18,510	684
Adtran (A)	94,950	2,565
Amkor Technology *	99,500	610
Arrow Electronics, Cl A *	24,762	1,343
Atmel *	60,115	471

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Belden	18,804	$1,325
Benchmark Electronics *	52,231	1,205
Black Box	12,300	366
Blucora *	12,348	360
BroadSoft *	7,100	194
CACI International, Cl A * (A)	16,184	1,185
Cadence Design Systems * (A)	71,939	1,008
Cardtronics *	7,860	342
CIBER *	235,500	975
Cognex	6,840	261
Coherent *	5,191	386
Computer Task Group	52,800	998
Comtech Telecommunications	12,516	394
Convergys	22,010	463
CSG Systems International	34,100	1,002
Diebold	12,688	419
Digi International *	70,300	852
Diodes *	22,500	530
EarthLink	220,452	1,118
Electronics for Imaging *	8,020	310
Emulex *	34,095	244
Entegris *	57,770	670
EPAM Systems *	9,270	324
Exar *	81,600	962
ExlService Holdings *	12,945	358
Fairchild Semiconductor International *	35,366	472
FARO Technologies *	4,037	235
Genpact *	27,305	502
Imation *	30,500	143
Inphi *	26,564	343
Insight Enterprises *	27,600	627
Integrated Device Technology *	24,026	245
International Rectifier *	12,370	322
IntraLinks Holdings, Cl A *	35,105	425
InvenSense, Cl A * (A)	12,690	264
Ixia *	29,495	393
Kulicke & Soffa Industries *	54,200	721
Lexmark International, Cl A (A)	15,514	551
Littelfuse	3,160	294
Manhattan Associates *	2,220	261
Mentor Graphics	30,830	742
MicroStrategy, Cl A *	10,412	1,294
MKS Instruments (A)	36,674	1,098
Multi-Fineline Electronix *	16,100	224
Nanometrics *	33,582	640
Park Electrochemical	23,318	670
Photronics *	86,000	777
Plantronics	17,000	790
PRGX Global *	118,200	794
Progress Software *	47,004	1,214
PTC *	36,384	1,288
Pulse Electronics * (A)	3,630	10
QLogic *	96,779	1,145
RF Micro Devices, Cl A *	112,328	580
Rudolph Technologies *	38,871	456
Saba Software *	85,400	1,036
Semtech *	12,347	312
Sykes Enterprises * (A)	50,832	1,109
Synaptics * (A)	8,800	456
SYNNEX *	10,600	714
Tech Data *	34,316	1,771

Description	Shares	Market Value ($ Thousands)

TeleCommunication Systems, Cl A *	102,300	$237
TeleTech Holdings *	12,100	290
Tessco Technologies	12,000	484
Ultra Clean Holdings *	21,871	219
Ultratech *	90,359	2,620
United Online (A)	12,600	173
Verint Systems *	9,470	407
Zebra Technologies, Cl A *	9,282	502

		50,107

Materials — 4.3%
Alamos Gold	18,041	219
Allegheny Technologies (A)	11,389	406
American Vanguard, Cl B	17,318	421
AuRico Gold	74,558	273
Cabot	7,500	386
Cytec Industries	4,652	433
Glatfelter	21,200	586
Greif, Cl A	8,097	424
GSE Holding * (A)	85,900	178
H.B. Fuller	50,524	2,629
Innophos Holdings	8,308	404
Innospec	7,300	337
Intrepid Potash * (A)	27,635	438
Landec *	18,500	224
LSB Industries *	31,800	1,304
Minerals Technologies	20,125	1,209
Neenah Paper, Cl A	17,900	766
Novagold Resources *	91,700	233
Olin (A)	36,400	1,050
Owens-Illinois *	7,346	263
PolyOne	31,045	1,097
RTI International Metals * (A)	24,606	842
Schnitzer Steel Industries, Cl A	36,226	1,183
Schweitzer-Mauduit International	9,000	463
Scotts Miracle-Gro, Cl A (A)	7,133	444
Sensient Technologies	23,662	1,148
Silgan Holdings	16,866	810

		18,170

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	12,962	733
Inteliquent	34,300	392
Iridium Communications * (A)	55,300	346
USA Mobility	28,700	410
Vonage Holdings *	134,300	447

		2,328

Utilities — 2.8%
ALLETE	20,140	1,005
Avista	33,400	941
Cadiz * (A)	77,400	539
Cleco	21,383	997
Empire District Electric	21,000	477
Great Plains Energy	59,812	1,450
Idacorp, Cl A	6,970	361
NorthWestern	8,900	386
Piedmont Natural Gas (A)	21,000	696
PNM Resources	26,340	635
Portland General Electric (A)	63,422	1,915
Southwest Gas	11,550	646

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

UIL Holdings (A)	45,705	$1,771

		11,819

Total Common Stock (Cost $325,893) ($ Thousands)		400,986

EXCHANGE TRADED FUNDS — 0.7%
iShares Russell 2000 Index Fund (A)	10,448	1,205
iShares Russell 2000 Value Index Fund (A)	17,700	1,761

Total Exchange Traded Funds (Cost $2,486) ($ Thousands)		2,966

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 14.5%
SEI Liquidity Fund, L.P. 0.070%**†† (B)	61,616,219	61,616

Total Affiliated Partnership (Cost $61,616) ($ Thousands)		61,616

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	18,708,497	18,709

Total Cash Equivalent (Cost $18,709) ($ Thousands)		18,709

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.040%, 1/9/2014	$732	732

Total U.S. Treasury Obligation (Cost $732) ($ Thousands)		732

Total Investments — 114.5% (Cost $409,436) ($ Thousands) ‡‡		$485,009

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	63	Mar-2014	$206

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $423,688 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $60,255 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $61,616 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

‡‡	At December 30, 2013, the tax basis cost of the Fund’s investments was $409,436 ($ Thousands), and the unrealized appreciation and depreciation were $92,625 ($ Thousands) and ($17,052) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$400,986	$—	$—	$400,986
Exchange Traded Funds	2,966	—	—	2,966
Warrant	—	—	—	—
U.S. Treasury Obligation	—	732	—	733
Affiliated Partnership	—	61,616	—	61,616
Cash Equivalent	18,709	—	—	18,709

Total Investments in Securities	$422,661	$62,348	$—	$485,009

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$206	$—	$—	$206

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.8%

Consumer Discretionary — 16.5%
AFC Enterprises *	16,179	$623
ANN *	4,600	168
Arctic Cat	23,365	1,332
Asbury Automotive Group *	9,884	531
Ascent Capital Group, Cl A *	6,265	536
Beazer Homes USA, Cl A *	18,540	453
Big 5 Sporting Goods	47,400	940
Biglari Holdings *	1,941	983
BJ’s Restaurants * (A)	5,597	174
Blue Nile *	18,709	881
Bravo Brio Restaurant Group *	16,600	270
Bright Horizons Family Solutions *	23,426	861
Brown Shoe	25,900	729
Brunswick	34,570	1,592
Cabela’s *	10,630	709
Capella Education	27,810	1,848
Carmike Cinemas *	4,600	128
Carriage Services	15,800	308
Carter’s	22,535	1,618
Cato, Cl A	12,106	385
Conn’s * (A)	19,214	1,514
Container Store Group * (A)	24,908	1,161
Cooper Tire & Rubber	900	21
Core-Mark Holding, Cl A	13,100	995
Cracker Barrel Old Country Store	4,600	506
CROCS *	2,200	35
Denny’s, Cl A *	91,800	660
Destination Maternity	3,800	114
Diamond Resorts International *	12,460	230
Dick’s Sporting Goods	14,035	815
DineEquity	700	58
Drew Industries *	8,905	456
Entravision Communications, Cl A	95,900	584
Express *	20,900	390
Fiesta Restaurant Group *	5,315	278
Five Below * (A)	39,633	1,712
Francesca’s Holdings * (A)	29,284	539
G-III Apparel Group *	4,300	317
Gordmans Stores *	30,005	230
Haverty Furniture	19,372	606
Hibbett Sports * (A)	33,298	2,238
HomeAway * (A)	62,259	2,545
Hovnanian Enterprises, Cl A * (A)	16,100	107
HSN, Cl A	2,400	150
Imax * (A)	16,602	489
Jack in the Box *	14,859	743
Krispy Kreme Doughnuts *	2,200	42
La-Z-Boy, Cl Z	33,266	1,031
Lithia Motors, Cl A	3,246	225
LKQ *	17,464	574
Loral Space & Communications *	7,500	607
Lumber Liquidators Holdings * (A)	19,788	2,036
MDC Partners, Cl A	17,400	444
Meritage Homes *	1,000	48
Monro Muffler (A)	8,139	459
Movado Group	8,600	378

Description	Shares	Market Value ($ Thousands)

Multimedia Games Holding *	14,400	$452
National CineMedia	92,290	1,842
Nautilus *	7,600	64
Noodles, Cl A * (A)	13,799	496
Nutrisystem	24,500	403
Orbitz Worldwide *	81,600	586
Overstock.com *	10,100	311
Papa John’s International, Cl A	13,000	590
Penske Auto Group, Cl A	16,230	765
PetMed Express (A)	50,600	841
Pier 1 Imports	25,308	584
Pinnacle Entertainment *	3,000	78
Pool	13,470	783
Quiksilver *	25,032	220
ReachLocal * (A)	63,640	809
Red Robin Gourmet Burgers *	13,006	956
Restoration Hardware Holdings *	10,979	739
Ruth’s Chris Steak House	43,600	620
Ryland Group	4,376	190
Scientific Games, Cl A *	41,390	701
SFX Entertainment * (A)	29,155	350
Shutterfly *	32,137	1,637
Sinclair Broadcast Group, Cl A	3,400	122
Six Flags Entertainment	10,782	397
Skechers U.S.A., Cl A *	22,157	734
Smith & Wesson Holding * (A)	25,000	337
SodaStream International * (A)	14,416	716
Sonic *	2,700	55
Standard Motor Products	17,300	637
Steiner Leisure *	3,800	187
Steven Madden *	1,350	49
Stoneridge *	31,000	395
Sturm Ruger	900	66
TAL Education Group ADR *	16,380	360
Tenneco *	11,400	645
Texas Roadhouse, Cl A	12,200	339
TRI Pointe Homes * (A)	21,445	427
Vince Holding *	29,657	910
Vitamin Shoppe *	7,210	375
Wet Seal, Cl A *	46,900	128
Winnebago Industries *	9,400	258
Wolverine World Wide (A)	79,435	2,698
zulily, Cl A *	11,567	479
Zumiez * (A)	4,572	119

		62,856

Consumer Staples — 2.5%
Annie’s * (A)	10,928	470
Casey’s General Stores	17,639	1,239
Chefs’ Warehouse Holdings *	26,001	758
Darling International *	2,500	52
Fairway Group Holdings, Cl A * (A)	7,330	133
Fresh Market *	4,608	186
J&J Snack Foods	5,300	469
Lancaster Colony	6,803	600
Medifast * (A)	23,067	603
Pilgrim’s Pride *	79,000	1,284
Pricesmart *	2,200	254
Rite Aid *	203,300	1,029
Sanderson Farms (A)	9,500	687
Sprouts Farmers Market *	15,996	615

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

SUPERVALU *	32,100	$234
USANA Health Sciences * (A)	8,500	642
WhiteWave Foods, Cl A *	8,895	204
		9,459

Energy — 4.4%
Bonanza Creek Energy *	3,200	139
Carrizo Oil & Gas *	1,600	72
Delek US Holdings	27,512	947
Dresser-Rand Group *	23,847	1,422
Dril-Quip *	23,761	2,612
Emerald Oil *	28,408	218
EPL Oil & Gas *	11,700	333
Forum Energy Technologies * (A)	30,397	859
Hornbeck Offshore Services *	3,105	153
Kodiak Oil & Gas *	36,800	413
Laredo Petroleum Holdings *	56,423	1,562
LinnCo	7,896	243
Matador Resources * (A)	25,833	482
Matrix Service *	14,000	343
Midcoast Energy Partners *	22,410	438
Mitcham Industries *	11,600	205
Newpark Resources, Cl A *	4,600	57
Oasis Petroleum *	34,435	1,617
Oil States International *	4,709	479
Phillips 66 Partners	11,560	438
Pioneer Energy Services *	25,112	201
Quicksilver Resources * (A)	30,500	94
Renewable Energy Group *	37,700	432
Rosetta Resources *	10,487	504
Synergy Resources *	28,400	263
Targa Resources	9,530	840
Triangle Petroleum *	23,800	198
Vaalco Energy *	96,660	666
Western Refining (A)	10,500	445
Willbros Group *	2,100	20

		16,695

Financials — 6.9%
Alexander’s †	100	33
Altisource Residential †	9,346	281
Amtrust Financial Services (A)	18,129	593
Argo Group International Holdings	10,700	498
Artisan Partners Asset Management, Cl A	5,810	379
Bank of the Ozarks (A)	15,091	854
Banner	6,423	288
City National	5,040	399
Cohen & Steers (A)	16,786	672
Credit Acceptance, Cl A *	4,700	610
CubeSmart †	22,380	357
Douglas Emmett †	14,115	329
EastGroup Properties †	16,279	943
Employers Holdings	11,300	358
Financial Engines (A)	23,659	1,644
First Cash Financial Services *	1,028	64
First Financial Holdings	4,818	320
FXCM, Cl A	5,600	100
Glimcher Realty Trust †	61,640	577
HCI Group (A)	5,800	310
HFF, Cl A *	13,600	365

Description	Shares	Market Value ($ Thousands)

Highwoods Properties †	18,450	$667
IBERIABANK	12,000	754
Jones Lang LaSalle	14,230	1,457
LPL Financial Holdings	24,720	1,163
Maiden Holdings	33,600	367
MarketAxess Holdings	12,769	854
MGIC Investment *	89,400	755
MSCI, Cl A *	18,760	820
National Health Investors †	4,600	258
Pebblebrook Hotel Trust †	8,247	254
PennantPark Investment	60,363	700
Portfolio Recovery Associates *	6,400	338
Potlatch †	9,623	402
PS Business Parks †	4,400	336
RE, Cl A *	31,641	1,015
Signature Bank NY, Cl B *	14,864	1,597
Sovran Self Storage †	6,800	443
St. Joe * (A)	22,815	438
Stifel Financial * (A)	17,350	831
Sun Communities †	8,700	371
SVB Financial Group, Cl B *	8,883	932
Value Creation (B) (C)	145,600	72
Virtus Investment Partners *	3,100	620
WisdomTree Investments *	37,085	657

		26,075

Health Care — 18.8%
Acadia Healthcare, Cl A * (A)	56,026	2,652
ACADIA Pharmaceuticals * (A)	27,455	686
Acceleron Pharma *	12,322	488
AcelRx Pharmaceuticals * (A)	47,700	539
Achillion Pharmaceuticals * (A)	111,100	369
Acorda Therapeutics *	13,500	394
Addus HomeCare *	15,800	355
Aegerion Pharmaceuticals, Cl A *	17,409	1,235
Affymax * (A)	22,900	18
Akorn * (A)	34,134	841
Align Technology *	24,240	1,385
Alnylam Pharmaceuticals *	1,400	90
AMAG Pharmaceuticals *	37,950	921
AMN Healthcare Services *	23,100	339
Analogic	3,700	328
Aratana Therapeutics *	9,127	174
Arqule *	6,400	14
Array BioPharma *	17,900	90
Arrowhead Research *	15,870	172
ArthroCare *	5,900	237
athenahealth * (A)	8,923	1,200
AVEO Pharmaceuticals, Cl A * (A)	37,400	69
BioScrip *	15,000	111
Bruker BioSciences *	28,190	557
Cadence Pharmaceuticals *	30,700	278
Cambrex *	23,200	413
Cantel Medical	9,900	336
Capital Senior Living *	17,600	422
Cardiovascular Systems *	15,277	524
Celldex Therapeutics, Cl A *	35,435	858
Centene *	10,803	637
Chimerix *	22,932	347
Computer Programs & Systems	7,800	482
Coronado Biosciences * (A)	22,700	60
Cubist Pharmaceuticals *	8,097	558

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Cyberonics * (A)	2,300	$151
Depomed *	61,400	650
DexCom *	11,962	424
Emergent Biosolutions *	36,300	835
Emeritus *	36,248	784
Endocyte * (A)	17,100	183
Endologix *	70,014	1,221
Ensign Group	6,600	292
Exact Sciences * (A)	48,490	567
ExamWorks Group * (A)	33,852	1,011
Fluidigm *	35,093	1,345
Furiex Pharmaceuticals *	6,425	270
GenMark Diagnostics *	43,230	575
Gentiva Health Services *	27,900	346
Haemonetics *	4,263	180
Halozyme Therapeutics * (A)	65,117	976
HealthSouth	10,807	360
Healthways *	1,000	15
HeartWare International *	13,279	1,248
HMS Holdings * (A)	19,196	436
Hyperion Therapeutics * (A)	1,935	39
ICON *	21,454	867
ICU Medical *	10,800	688
Immunogen * (A)	18,000	264
Imris *	111,657	178
Incyte * (A)	8,959	454
Insmed *	20,660	351
Insulet * (A)	30,566	1,134
Intercept Pharmaceuticals *	4,518	308
Intrexon * (A)	10,860	258
IPC The Hospitalist * (A)	3,652	217
Ironwood Pharmaceuticals Cl A * (A)	30,090	349
Isis Pharmaceuticals * (A)	33,939	1,352
Jazz Pharmaceuticals *	8,390	1,062
Karyopharm Therapeutics *	7,521	172
Keryx Biopharmaceuticals * (A)	66,151	857
KYTHERA Biopharmaceuticals * (A)	7,337	273
LDR Holding *	35,526	838
LHC Group *	200	5
Masimo *	35,396	1,035
MedAssets *	8,300	165
Medidata Solutions *	2,400	145
Medivation *	7,225	461
MEDNAX *	13,612	727
Molina Healthcare *	1,400	49
Momenta Pharmaceuticals *	18,440	326
MWI Veterinary Supply *	1,400	239
Nektar Therapeutics *	86,454	981
Neurocrine Biosciences *	39,800	372
NewLink Genetics * (A)	10,759	237
Novadaq Technologies * (A)	119,611	1,972
NPS Pharmaceuticals *	42,228	1,282
NuVasive *	18,100	585
Orexigen Therapeutics * (A)	38,917	219
Pacira Pharmaceuticals * (A)	20,840	1,198
Parexel International *	18,300	827
PDL BioPharma (A)	32,200	272
Portola Pharmaceuticals *	16,135	415
Pozen * (A)	11,900	96
Premier, Cl A *	12,666	466

Description	Shares	Market Value ($ Thousands)

Prestige Brands Holdings, Cl A *	40,075	$1,435
Providence Service *	29,600	761
Puma Biotechnology *	25,944	2,686
Questcor Pharmaceuticals (A)	3,300	180
Quidel * (A)	37,138	1,147
Repligen *	61,800	843
Sagent Pharmaceuticals *	16,955	430
Santarus *	6,600	211
Sciclone Pharmaceuticals *	75,500	381
Sequenom * (A)	5,100	12
Sirona Dental Systems, Cl A *	8,011	562
Spectranetics *	11,719	293
STERIS, Cl A	2,900	139
Surgical Care Affiliates *	20,530	715
SurModics *	10,200	249
Synageva BioPharma, Cl A * (A)	11,346	734
Syneron Medical *	62,667	771
Synta Pharmaceuticals * (A)	42,428	222
Tandem Diabetes Care *	36,658	945
Team Health Holdings *	20,541	936
TearLab * (A)	22,677	212
Techne, Cl A	8,765	830
TESARO *	24,547	693
Threshold Pharmaceuticals, Cl A * (A)	59,390	277
Triple-S Management, Cl B *	15,400	299
Unilife * (A)	211,392	930
Veeva Systems, Cl A * (A)	10,650	342
ViroPharma *	7,800	389
Volcano * (A)	15,420	337
WellCare Health Plans *	20,465	1,441
XenoPort *	22,000	126
Zeltiq Aesthetics *	13,450	254

		71,565

Industrials — 20.1%
AAON	10,000	319
Actuant, Cl A (A)	33,980	1,245
Acuity Brands (A)	13,661	1,493
Aegion, Cl A *	2,400	53
Aircastle	5,800	111
Albany International, Cl A	4,600	165
Allegiant Travel, Cl A *	1,600	169
Altra Holdings	21,400	732
American Airlines Group * (A)	9,600	242
American Science & Engineering, Cl A	5,100	367
American Woodmark *	8,500	336
Apogee Enterprises	1,800	65
Astronics, Cl B *	1,960	99
Astronics *	10,800	551
Avis Budget Group *	5,316	215
Barrett Business Services	9,100	844
Beacon Roofing Supply * (A)	9,649	389
Brink’s	1,500	51
Carlisle	25,190	2,000
Chart Industries *	10,985	1,051
CIRCOR International	3,400	275
Clean Harbors *	6,170	370
Coleman Cable	27,100	711
Corporate Executive Board	14,961	1,158
Deluxe	1,100	57

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Diana Shipping *	17,340	$230
DigitalGlobe *	12,383	509
DXP Enterprises *	8,044	927
Dycom Industries *	42,445	1,179
EnerNOC *	10,300	177
EnerSys (A)	4,400	308
Erickson Air-Crane * (A)	6,200	129
Exponent	7,800	604
Fortune Brands Home & Security	23,329	1,066
G&K Services	1,300	81
Generac Holdings *	28,503	1,614
Genesee & Wyoming, Cl A *	12,592	1,210
Graco	13,660	1,067
GrafTech International * (A)	99,726	1,120
Heico, Cl A	43,535	1,834
HEICO (A)	17,410	1,009
Heritage-Crystal Clean *	41,915	859
Hexcel, Cl A *	55,599	2,485
Hub Group, Cl A *	30,395	1,212
Huron Consulting Group *	2,700	169
Hyster-Yale Materials Handling	8,900	829
IDEX	14,300	1,056
Insperity, Cl A	21,400	773
Interface, Cl A	36,810	808
John Bean Technologies, Cl A	27,800	815
Kennametal	27,100	1,411
Keyw Holding, Cl A * (A)	31,763	427
Kforce	40,200	823
Kirby *	21,326	2,117
Landstar System	14,229	817
Lincoln Electric Holdings	11,750	838
Lindsay (A)	3,791	314
Marten Transport	31,651	639
Middleby *	11,342	2,722
Mine Safety Appliances	3,300	169
Mistras Group *	11,700	244
Mobile Mini	10,347	426
MSC Industrial Direct, Cl A	8,685	702
Mueller Industries	3,500	221
Mueller Water Products, Cl A	56,200	527
MYR Group *	11,100	278
Nordson	13,316	989
Old Dominion Freight Line, Cl A *	39,417	2,090
Performant Financial *	15,700	162
PGT *	73,500	744
Pike Electric *	25,300	268
Ply Gem Holdings * (A)	35,860	646
Polypore International * (A)	24,305	946
PowerSecure International *	32,000	550
Primoris Services	23,039	717
RBC Bearings *	9,877	699
Republic Airways Holdings *	15,500	166
Ritchie Bros. Auctioneers (A)	38,865	891
RPX *	22,900	387
Rush Enterprises, Cl A *	28,836	855
Saia *	38,670	1,239
SP Plus *	41,968	1,093
Sparton *	1,542	43
Spirit Airlines *	26,460	1,201
Standex International	4,200	264
Steelcase, Cl A	43,976	698
Swift Transportation, Cl A * (A)	16,982	377

Description	Shares	Market Value ($ Thousands)

Taser International *	52,300	$830
Tennant	7,370	500
Trex *	18,157	1,444
TrueBlue *	94,117	2,426
United Rentals * (A)	14,640	1,141
US Ecology	8,298	309
USG * (A)	10,771	306
Valmont Industries	6,808	1,015
Wabtec	19,583	1,454
WageWorks *	13,289	790
Watsco	10,117	972
WESCO International * (A)	16,618	1,513
YRC Worldwide * (A)	40,100	697

		76,235

Information Technology — 24.3%
Actuate *	37,400	288
Advanced Energy Industries *	18,500	423
Advent Software *	27,645	967
Ambarella *	14,400	489
Anixter International *	3,600	323
Aruba Networks *	55,391	991
Aspen Technology *	53,365	2,231
Atmel *	132,575	1,038
ATMI *	2,100	64
AVG Technologies *	33,200	571
Belden	10,975	773
Blackbaud, Cl A	47,648	1,794
Blucora *	24,300	709
Broadridge Financial Solutions	40,860	1,615
BroadSoft * (A)	29,055	794
Cadence Design Systems * (A)	93,625	1,313
CalAmp *	4,500	126
Calix *	47,000	453
Cavium * (A)	53,329	1,840
ChannelAdvisor *	23,478	979
Ciena * (A)	53,012	1,269
Cirrus Logic *	5,300	108
CommVault Systems *	16,986	1,272
comScore *	24,500	701
Cornerstone OnDemand * (A)	36,921	1,969
CoStar Group *	17,426	3,217
Criteo ADR *	8,578	293
CSG Systems International	28,600	841
CTS	7,615	152
Cyan * (A)	34,840	184
Dealertrack Technologies *	54,381	2,615
Demandware *	29,140	1,869
DTS *	14,639	351
Electronics for Imaging *	1,600	62
Ellie Mae *	5,000	134
Envestnet *	63,968	2,578
Euronet Worldwide *	20,875	999
EVERTEC	3,200	79
ExlService Holdings *	5,400	149
FARO Technologies *	3,900	227
FireEye *	13,954	609
FleetMatics Group * (A)	20,030	866
Forrester Research	1,200	46
Fortinet *	18,138	347
Gigamon *	29,363	824
Global Cash Access Holdings *	21,000	210

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Guidewire Software, Cl Z *	53,416	$2,621
Himax Technologies ADR (A)	22,811	336
Hittite Microwave, Cl A *	9,919	612
iGate *	6,300	253
Immersion *	41,100	427
Imperva *	18,829	906
Infinera * (A)	89,568	876
Infoblox *	40,652	1,342
Inphi *	64,181	828
Interactive Intelligence Group *	12,872	867
IPG Photonics * (A)	4,940	383
Ixia *	17,000	226
j2 Global (A)	9,755	488
Lattice Semiconductor *	43,800	241
Littelfuse	300	28
LogMeIn *	16,460	552
Manhattan Associates *	9,800	1,151
Marketo * (A)	12,120	449
MAXIMUS	10,738	472
Maxwell Technologies *	20,000	155
Measurement Specialties *	21,154	1,284
Methode Electronics	14,500	496
Model N *	12,700	150
Monotype Imaging Holdings	22,100	704
Move *	20,600	329
National Instruments	16,835	539
Netscout Systems *	14,400	426
NICE Systems ADR	19,510	799
Nimble Storage *	14,100	639
OmniVision Technologies *	5,300	91
OpenTable *	4,957	393
OSI Systems *	3,557	189
Palo Alto Networks *	13,357	768
Pandora Media *	25,950	690
Pegasystems	3,900	192
Power Integrations	13,556	757
Proofpoint *	1,600	53
PROS Holdings *	10,000	399
PTC *	27,640	978
QIWI ADR	3,606	202
Rally Software Development *	34,155	664
RealD * (A)	43,350	370
RealPage * (A)	59,271	1,386
Responsys *	52,674	1,444
RF Micro Devices, Cl A *	22,500	116
Rogers *	3,200	197
Rosetta Stone *	13,400	164
Ruckus Wireless *	40,339	573
Sapient *	17,200	298
Shutterstock * (A)	8,871	742
Silicon Graphics International * (A)	3,200	43
Silicon Image *	104,700	644
Solera Holdings	14,700	1,040
Sonus Networks *	109,599	345
Splunk *	9,576	658
SPS Commerce *	5,491	359
SS&C Technologies Holdings *	87,185	3,859
Stamps.com *	17,600	741
Stratasys * (A)	2,815	379
SunPower, Cl A * (A)	12,800	382
Synaptics *	10,550	546

Description	Shares	Market Value ($ Thousands)

Syntel *	3,800	$346
Tableau Software, Cl A *	22,455	1,548
Take-Two Interactive Software, Cl A *	3,000	52
Teradyne * (A)	36,730	647
Textura * (A)	4,831	145
Tivo *	7,900	104
Travelzoo *	13,900	296
Tremor Video *	31,313	182
Trulia * (A)	30,786	1,086
Tyler Technologies *	9,948	1,016
Ubiquiti Networks * (A)	5,800	267
Ultimate Software Group *	9,030	1,384
Unisys *	24,000	806
Valueclick * (A)	28,700	671
Virtusa *	7,100	270
VistaPrint * (A)	21,272	1,209
Vocus *	16,500	188
WebMD Health, Cl A * (A)	10,394	411
WEX *	8,525	844
Xoom *	8,300	227
Yelp, Cl A *	21,572	1,487
Zillow, Cl A * (A)	11,035	902

		92,081

Materials — 2.0%
Berry Plastics Group *	5,000	119
Chemtura *	24,500	684
Clearwater Paper *	1,300	68
Ferro *	48,500	622
FutureFuel	22,700	359
Graphic Packaging Holding *	6,400	61
H.B. Fuller	6,597	343
Haynes International	700	39
Innospec	18,400	850
Intrepid Potash * (A)	14,445	229
KapStone Paper and Packaging *	900	51
Koppers Holdings	8,000	366
Materion	2,300	71
Myers Industries	7,900	167
Noranda Aluminum Holding	25,800	85
PolyOne	40,556	1,434
Sensient Technologies	15,715	763
Tredegar	12,100	349
US Silica Holdings (A)	5,602	191
Worthington Industries	16,600	698

		7,549

Telecommunication Services — 0.3%
Boingo Wireless *	70,845	454
magicJack VocalTec * (A)	12,200	145
Premiere Global Services *	13,800	160
RingCentral, Cl A * (A)	27,585	507
		1,266

Utilities — 0.0%
American States Water	5,800	167

Total Common Stock (Cost $283,468) ($ Thousands)		363,948

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Growth Index Fund (A)	4,470	$606

Total Exchange Traded Fund (Cost $593) ($ Thousands)		606

PREFERRED STOCK — 0.0%

Utiilities — 0.0%
Genie Energy *	9,400	75

Total Preferred Stock (Cost $106) ($ Thousands)		75

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 18.3%
SEI Liquidity Fund, L.P. 0.070%**†† (D)	69,459,250	69,459

Total Affiliated Partnership (Cost $69,459) ($ Thousands)		69,459

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	14,333,770	14,334

Total Cash Equivalent (Cost $14,334) ($ Thousands)		14,334

U.S. TREASURY OBLIGATIONS (E) (F) — 0.2%
U.S. Treasury Bills
0.076%, 2/6/2014	$189	189
0.071%, 7/24/2014	311	311
0.040%, 1/9/2014	317	317

Total U.S. Treasury Obligations (Cost $817) ($ Thousands)		817

Total Investments — 118.3% (Cost $368,777) ($ Thousands) ‡		$449,239

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
Russell 2000 Index E-MINI	69	Mar-2014	$231

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $379,906 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $67,894 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2013 was $72 ($Thousands) and represented 0.02% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $72 ($ Thousands) and represented 0.02% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $69,459 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2013

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $368,777 ($ Thousands), and the unrealized appreciation and depreciation were $92,423 ($ Thousands) and ($11,961) ($ Thousands), respectively.

The restricted securities held by the Fund as of December 31, 2013, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$72	0.02%

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$363,876	$—	$72	$363,948
Exchange Traded Fund	606	—	—	606
Preferred Stock	—	75	—	75
Warrant	—	—	—	—
U.S. Treasury Obligations	—	817	—	817
Affiliated Partnership	—	69,459	—	69,459
Cash Equivalent	14,334	—	—	14,334

Total Investments in Securities	$378,816	$70,351	$72	$449,239

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$231	$—	$—	$231

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Consumer Discretionary — 13.6%
Aaron’s	2,100	$62
Abercrombie & Fitch, Cl A	19,558	644
Advance Auto Parts	4,936	546
Aeropostale *	1,217	11
AMC Networks, Cl A *	1,032	70
American Axle & Manufacturing Holdings *	3,600	74
American Eagle Outfitters	50,150	722
America’s Car-Mart * (A)	1,300	55
ANN *	13,993	512
Apollo Education Group, Cl A *	867	24
Arctic Cat (A)	4,821	275
Asbury Automotive Group *	2,041	110
Ascena Retail Group *	3,400	72
Ascent Capital Group, Cl A *	1,500	128
Autoliv (A)	7,000	643
Autonation *	1,905	95
Bally Technologies * (A)	3,100	243
Barnes & Noble *	1,500	22
Beazer Homes USA, Cl A * (A)	532	13
Big 5 Sporting Goods	25,900	513
Big Lots *	14,500	468
Biglari Holdings *	90	46
BJ’s Restaurants * (A)	1,500	47
Bloomin’ Brands *	37,416	898
Bob Evans Farms	1,700	86
Body Central *	2,591	10
BorgWarner	9,640	539
Boyd Gaming *	3,600	41
Bright Horizons Family Solutions * (A)	19,739	725
Brinker International	13,400	621
Brown Shoe	2,700	76
Brunswick	2,100	97
Buckle	194	10
Buffalo Wild Wings *	3,835	565
Burger King Worldwide	506	12
Cabela’s * (A)	10,880	725
Cablevision Systems, Cl A (A)	5,644	101
Caesars Acquisition, Cl A *	782	9
Caesars Entertainment *	782	17
Callaway Golf	33,412	282
Capella Education	11,380	756
Career Education * (A)	2,696	15
Carrols Restaurant Group *	1,575	10
Carter’s	2,200	158
Cato, Cl A	9,700	308
CEC Entertainment	7,300	323
Central European Media Enterprises, Cl A *	3,333	13
Cheesecake Factory	1,400	68
Chico’s FAS	5,500	104
Childrens Place Retail Stores *	11,594	660
Chipotle Mexican Grill, Cl A *	560	298
Christopher & Banks *	1,651	14
Cinemark Holdings	1,125	37
Citi Trends *	653	11
Columbia Sportswear	2,442	192
Conn’s *	16,525	1,302

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Container Store Group *	12,444	$580
Cooper Tire & Rubber	11,900	286
Core-Mark Holding, Cl A	7,461	566
Cracker Barrel Old Country Store	600	66
CSS Industries	649	19
CST Brands	319	12
Cumulus Media, Cl A *	2,995	23
Dana Holding	55,290	1,085
Deckers Outdoor *	131	11
Denny’s, Cl A *	1,399	10
DeVry	292	10
Dick’s Sporting Goods	13,817	803
Dillard’s, Cl A	2,522	245
DineEquity	800	67
Discovery Communications, Cl A *	6,946	628
Dollar General *	6,142	370
Domino’s Pizza	2,231	155
DR Horton	6,100	136
DreamWorks Animation SKG, Cl A *	1,015	36
DSW, Cl A	846	36
Dunkin’ Brands Group	2,386	115
Entercom Communications *	1,583	17
Entravision Communications, Cl A	1,746	11
Ethan Allen Interiors	10,468	318
Express *	15,794	295
Fiesta Restaurant Group *	293	15
Fifth & Pacific *	1,401	45
Finish Line, Cl A	862	24
Five Below * (A)	26,713	1,154
Foot Locker, Cl A	3,237	134
Fossil Group *	1,503	180
Francesca’s Holdings *	571	11
FTD *	5,940	194
GameStop, Cl A (A)	25,473	1,255
Gannett	18,864	558
Genesco *	10,083	737
Gentex	2,600	86
Gentherm *	3,300	88
GNC Holdings, Cl A	1,662	97
Goodyear Tire & Rubber	24,900	594
Grand Canyon Education *	533	23
Group 1 Automotive	1,724	122
Groupon, Cl A *	10,468	123
Guess?, Cl 3	1,400	43
Hanesbrands	1,400	98
Harley-Davidson, Cl A	27,268	1,888
Harman International Industries, Cl A	7,800	638
Harte-Hanks	35,212	275
Hasbro (A)	7,887	434
Helen of Troy *	2,400	119
Hibbett Sports * (A)	12,714	854
Hillenbrand	2,500	74
Hilton Worldwide Holdings *	19,070	424
HomeAway * (A)	20,755	849
HSN, Cl A	14,545	906
Iconix Brand Group *	1,300	52
Ignite Restaurant Group *	834	10
Imax * (A)	27,510	811

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Game Technology	28,882	$524
International Speedway, Cl A	900	32
Interpublic Group	32,406	574
iRobot * (A)	1,700	59
Isle of Capri Casinos *	3,300	30
ITT Educational Services *	700	24
J.C. Penney *	5,413	50
JAKKS Pacific *	10,339	70
Jamba *	853	11
Jarden *	3,150	193
John Wiley & Sons, Cl A	900	50
Jones Group	692	10
JOS A Bank Clothiers *	1,000	55
Journal Communications, Cl A *	24,200	225
K12 *	1,000	22
KB Home	6,755	124
Krispy Kreme Doughnuts *	40,111	774
Lamar Advertising, Cl A *	1,300	68
La-Z-Boy, Cl Z	513	16
LeapFrog Enterprises *	1,569	12
Lear	15,285	1,238
Leggett & Platt	2,000	62
Lennar, Cl A	3,465	137
Libbey *	11,000	231
Liberty Ventures, Ser A *	669	82
Life Time Fitness * (A)	17,685	831
LifeLock * (A)	846	14
Lions Gate Entertainment	5,485	174
Lithia Motors, Cl A	1,589	110
Live Nation *	5,200	103
LKQ *	20,997	691
Loral Space & Communications *	800	65
Luby’s *	2,388	18
Lululemon Athletica *	9,154	540
Lumber Liquidators Holdings * (A)	17,672	1,818
M/I Homes *	595	15
Madison Square Garden, Cl A *	1,900	109
Matthews International, Cl A	8,693	370
MDC Holdings	2,000	65
Men’s Wearhouse	5,566	284
Meredith	15,890	823
Meritage Homes *	1,800	86
Michael Kors Holdings *	11,398	925
Modine Manufacturing *	2,100	27
Mohawk Industries *	6,537	973
Monro Muffler	1,600	90
Morgans Hotel Group * (A)	3,749	30
Morningstar, Cl A	300	23
NACCO Industries, Cl A	400	25
National CineMedia	34,897	696
NetFlix *	2,106	775
New York Times, Cl A (A)	11,962	190
Newell Rubbermaid, Cl B	16,605	538
Nexstar Broadcasting Group, Cl A	532	30
Norwegian Cruise Line Holdings *	14,270	506
NVR *	100	103
Office Depot *	27,939	148
O’Reilly Automotive *	4,970	640
Orient-Express Hotels, Cl A *	5,400	82
Outerwall * (A)	1,200	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oxford Industries, Cl A	5,244	$423
Pacific Sunwear of California *	3,984	13
Panera Bread, Cl A *	6,942	1,227
Penn National Gaming *	1,300	19
Penske Auto Group, Cl A	1,800	85
Pep Boys-Manny Moe & Jack *	41,950	509
PetSmart	5,870	427
Pier 1 Imports	66,275	1,530
Pinnacle Entertainment *	527	14
Polaris Industries	1,672	243
Pool (A)	2,100	122
PulteGroup	7,423	151
PVH	893	122
Quiksilver *	1,394	12
RadioShack * (A)	3,677	10
Red Robin Gourmet Burgers *	800	59
Regal Entertainment Group, Cl A (A)	1,592	31
Regis	7,397	107
Rent-A-Center	10,200	340
Restoration Hardware Holdings *	9,299	626
Ross Stores	8,752	656
Ruby Tuesday * (A)	3,000	21
Ruth’s Chris Steak House	1,450	21
Ryland Group (A)	2,100	91
Sally Beauty Holdings *	21,533	651
Samsonite International	195,650	596
Scholastic, Cl B (A)	4,931	168
Scientific Games, Cl A *	14,702	249
Sears Holdings * (A)	659	32
Select Comfort *	13,572	286
Service International	6,700	121
Shutterfly * (A)	18,045	919
Signet Jewelers	11,687	920
Sinclair Broadcast Group, Cl A	1,451	52
Six Flags Entertainment	312	11
Skechers U.S.A., Cl A *	30,165	999
Skullcandy *	3,473	25
Sonic *	552	11
Sonic Automotive, Cl A	477	12
Sotheby’s	1,400	75
Stage Stores (A)	17,500	389
Standard-Pacific * (A)	101,849	922
Starz - Liberty Capital *	1,976	58
Steven Madden *	11,387	417
Stoneridge *	1,763	22
Taylor Morrison Home, Cl A * (A)	27,816	625
Tempur Sealy International *	1,600	86
Tenneco *	14,569	824
Tesla Motors *	3,010	452
Texas Roadhouse, Cl A	401	11
Thor Industries	700	39
Titan International	591	10
Toll Brothers *	3,234	120
TRW Automotive Holdings *	2,235	166
Tuesday Morning *	21,090	337
Tumi Holdings *	450	10
Tupperware Brands	1,200	113
Ulta Salon Cosmetics & Fragrance *	1,800	174
Under Armour, Cl A * (A)	5,821	508
Urban Outfitters *	12,802	475

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vail Resorts	10,775	$811
Valassis Communications (A)	14,800	507
Vera Bradley * (A)	5,391	130
Visteon *	5,986	490
Vitamin Shoppe *	502	26
Wendy’s	4,493	39
Whirlpool	5,200	816
Williams-Sonoma	10,426	608
Winnebago Industries *	1,852	51
Wolverine World Wide	1,400	48
World Wrestling Entertainment, Cl A	900	15
Wynn Resorts	2,920	567
zulily, Cl A * (A)	9,722	403

		72,219

Consumer Staples — 3.0%
B&G Foods, Cl A	2,800	95
Boston Beer, Cl A * (A)	489	118
Boulder Brands *	655	10
Cal-Maine Foods	1,100	66
Casey’s General Stores	7,919	556
Central Garden and Pet, Cl A *	7,100	48
Chefs’ Warehouse Holdings * (A)	21,977	641
Coca-Cola Enterprises	8,949	395
Constellation Brands, Cl A *	353	25
Darling International *	91,266	1,906
Dean Foods	2,650	45
Diamond Foods * (A)	1,500	39
Energizer Holdings	7,400	801
Fairway Group Holdings, Cl A * (A)	612	11
Flowers Foods	4,500	97
Fresh Del Monte Produce	10,000	283
Green Mountain Coffee Roasters (A)	739	56
Hain Celestial Group *	1,700	154
Harris Teeter Supermarkets	525	26
Herbalife	2,648	209
Hillshire Brands	1,020	34
Ingles Markets, Cl A	396	11
Ingredion	11,314	775
J&J Snack Foods	9,700	859
JM Smucker	4,927	510
Kroger	12,155	480
Lancaster Colony	1,200	106
Lifevantage * (A)	6,644	11
Medifast *	931	24
Molson Coors Brewing, Cl B	10,944	614
Nu Skin Enterprises, Cl A	1,187	164
Omega Protein *	23,400	288
Pantry *	16,661	280
Post Holdings *	500	25
Pricesmart *	85	10
Rite Aid *	15,025	76
Roundy’s * (A)	1,360	13
Safeway	11,400	371
Sanderson Farms	1,000	72
Snyders-Lance	8,462	243
Spartan Stores	31,047	754
Spectrum Brands Holdings	11,132	785
Sprouts Farmers Market * (A)	13,844	532

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SUPERVALU * (A)	22,038	$161
Susser Holdings * (A)	4,009	262
SYSCO, Cl A	12,377	447
TreeHouse Foods *	5,958	411
United Natural Foods *	456	34
Universal (A)	5,400	295
USANA Health Sciences * (A)	4,700	355
Vector Group	3,523	58
WD-40	400	30
Weis Markets	3,800	200
WhiteWave Foods, Cl A *	49,022	1,125

		15,996

Energy — 5.2%
Abraxas Petroleum * (A)	5,943	19
Alon USA Energy	841	14
Amyris * (A)	3,746	20
Antero Resources *	5,600	355
Apco Oil and Gas International *	637	10
Arch Coal (A)	4,746	21
Athlon Energy *	8,586	260
Atwood Oceanics, Cl A *	1,100	59
Bill Barrett * (A)	600	16
Bonanza Creek Energy *	9,848	428
Bristow Group	700	52
C&J Energy Services *	1,110	26
Cabot Oil & Gas	17,647	684
Cal Dive International *	5,814	12
Callon Petroleum *	2,924	19
CARBO Ceramics (A)	436	51
Carrizo Oil & Gas *	6,354	284
Cheniere Energy *	5,573	240
Clean Energy Fuels * (A)	1,529	20
Cloud Peak Energy *	596	11
Comstock Resources (A)	1,190	22
Concho Resources *	5,571	602
Contango Oil & Gas *	500	24
Crosstex Energy	1,172	42
Dawson Geophysical *	793	27
Delek US Holdings	12,625	434
Denbury Resources *	17,800	292
Diamondback Energy, Cl A *	11,667	617
Dresser-Rand Group *	1,809	108
Dril-Quip *	5,800	637
Emerald Oil * (A)	25,565	196
Endeavour International *	5,314	28
Energen	2,800	198
Energy XXI Bermuda	15,910	430
EPL Oil & Gas * (A)	31,318	893
EQT	5,614	504
Era Group *	500	15
EXCO Resources	3,362	18
Exterran Holdings *	19,495	667
Forum Energy Technologies *	9,126	258
Frank’s International	16,356	442
Frontline * (A)	4,672	17
FX Energy * (A)	2,924	11
Gastar Exploration *	3,746	26
Geospace Technologies *	128	12
Golar LNG (A)	3,200	116
Goodrich Petroleum *	10,587	180
Gulfmark Offshore, Cl A	15,642	737

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gulfport Energy *	8,966	$566
Halcon Resources, Cl A * (A)	5,738	22
Hallador Energy	1,311	11
Helix Energy Solutions Group *	33,035	766
Helmerich & Payne	16,549	1,391
Hercules Offshore *	9,373	61
HollyFrontier	2,212	110
Key Energy Services *	30,781	243
Knightsbridge Tankers	1,151	11
Kodiak Oil & Gas *	9,063	102
Kosmos Energy *	3,836	43
L&L Energy * (A)	6,173	10
Laredo Petroleum Holdings *	21,329	591
LinnCo	2,688	83
Magnum Hunter Resources *	4,668	34
Matador Resources * (A)	22,674	423
McDermott International * (A)	67,256	616
Midstates Petroleum *	3,496	23
Nabors Industries	23,824	405
Natural Gas Services Group *	1,469	40
Newfield Exploration *	16,416	404
Newpark Resources, Cl A *	30,660	377
Nordic American Tankers, Cl US (A)	1,392	13
Northern Oil And Gas * (A)	17,433	263
Nuverra Environmental Solutions * (A)	660	11
Oasis Petroleum *	18,347	862
Oceaneering International, Cl A	2,699	213
Oil States International *	5,240	533
Panhandle Oil and Gas, Cl A	600	20
Parker Drilling *	47,556	387
Patterson-UTI Energy	4,000	101
PDC Energy, Cl A *	5,817	310
Peabody Energy	6,595	129
Penn Virginia *	1,095	10
Pioneer Energy Services *	1,540	12
Pioneer Natural Resources	2,964	546
QEP Resources	4,252	130
Quicksilver Resources * (A)	4,219	13
Range Resources	3,533	298
Resolute Energy * (A)	1,282	12
Rex Energy *	4,893	96
RigNet, Cl A *	519	25
Ring Energy *	18,194	222
Rosetta Resources *	23,878	1,147
Rowan, Cl A *	2,818	100
RPC	560	10
Sanchez Energy * (A)	442	11
SandRidge Energy, Cl A * (A)	4,400	27
Scorpio Tankers	1,366	16
SEACOR Holdings, Cl A *	500	46
SemGroup, Cl A	5,754	375
SM Energy	1,490	124
Spectra Energy	16,772	597
Stone Energy, Cl A * (A)	13,184	456
Superior Energy Services	18,090	481
Swift Energy, Cl A * (A)	16,856	228
Tesoro	14,233	833
TETRA Technologies * (A)	58,167	719
TGC Industries	1,464	11
Tidewater, Cl A	702	42

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Triangle Petroleum * (A)	1,490	$12
Ultra Petroleum * (A)	5,018	109
Unit *	468	24
Uranium Energy * (A)	5,681	11
USEC * (A)	2,040	13
Vaalco Energy *	3,345	23
W&T Offshore	1,343	21
Warren Resources *	87,500	275
Western Refining	22,338	947
Willbros Group *	1,500	14
World Fuel Services (A)	1,200	52
WPX Energy *	5,234	107

		27,523

Financials — 18.8%
1st Source	4,900	156
1st United Bancorp	1,336	10
Acadia Realty Trust † (A)	31,915	792
Affiliated Managers Group *	5,315	1,153
Alexander & Baldwin	251	10
Alexander’s †	100	33
Alexandria Real Estate Equities † (A)	10,520	669
Alleghany *	298	119
Allied World Assurance Holdings	4,300	485
Allstate	7,797	425
Altisource Residential †	525	16
American Assets Trust † (A)	26,990	848
American Campus Communities † (A)	37,105	1,195
American Capital *	8,900	139
American Equity Investment Life Holding (A)	4,000	106
American Financial Group	13,800	797
American National Insurance	2,700	309
American Realty Capital Properties †	784	10
American Residential Properties *†	606	10
Ameriprise Financial	5,114	588
Ameris Bancorp *	612	13
Amerisafe	1,639	69
Ames National, Cl B	463	10
Anworth Mortgage Asset †	45,189	190
Aon	8,060	676
Apartment Investment & Management, Cl A †	3,753	97
Apollo Commercial Real Estate Finance †	2,950	48
Apollo Investment	5,567	47
Arch Capital Group *	3,336	199
Ares Capital	16,991	302
Ares Commercial Real Estate † (B)	773	10
Argo Group International Holdings	4,487	209
Armada Hoffler Properties †	1,038	10
Arthur J. Gallagher	2,336	110
Artisan Partners Asset Management, Cl A	4,241	276
Ashford Hospitality Prime †	960	17
Aspen Insurance Holdings	8,500	351

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Associated Banc-Corp	3,600	$63
Associated Estates Realty † (A)	3,300	53
Assurant	9,796	650
Assured Guaranty	6,000	142
Astoria Financial	752	10
AV Homes *	560	10
Axis Capital Holdings	20,598	980
Banc of California	742	10
Banco Latinoamericano de Exportaciones, Cl E	21,159	593
Bancorp *	689	12
Bancorpsouth, Cl A	583	15
Bank Mutual	1,761	12
Bank of Hawaii (A)	900	53
Bank of Marin Bancorp	278	12
Bank of the Ozarks (A)	15,770	892
BankUnited	18,200	599
Banner (A)	19,965	895
BBCN Bancorp	29,949	497
Berkshire Hills Bancorp	12,000	327
BGC Partners, Cl A	3,162	19
BioMed Realty Trust †	4,615	84
BlackRock Kelso Capital	2,400	22
Boston Private Financial Holdings	92,003	1,161
Brandywine Realty Trust † (A)	29,277	413
BRE Properties, Cl A †	1,181	65
Bridge Capital Holdings *	649	13
Brown & Brown	1,363	43
Calamos Asset Management, Cl A	11,402	135
Camden Property Trust †	600	34
CapitalSource	2,762	40
Capstead Mortgage † (A)	1,900	23
Cardinal Financial	10,604	191
Cash America International	276	11
Cathay General Bancorp	2,100	56
CBL & Associates Properties †	32,207	578
CBOE Holdings	1,322	69
CBRE Group, Cl A *	27,866	733
Cedar Realty Trust †	1,931	12
Center Bancorp, Cl A	1,704	32
Chambers Street Properties † (A)	5,859	45
Charter Financial	994	11
Chatham Lodging Trust †	669	14
Chemical Financial	10,100	320
Chesapeake Lodging Trust †	3,000	76
Chimera Investment †	70,826	220
Citizens, Cl A * (A)	1,512	13
City National	5,410	429
CNA Financial	12,400	532
CNB Financial	608	12
CNO Financial Group	117,143	2,072
CoBiz Financial	67,820	811
Colony Financial †	1,591	32
Commerce Bancshares	1,767	79
CommonWealth †	20,800	485
Community Trust Bancorp	10,100	456
Corporate Office Properties Trust †	1,260	30
Corrections Corp of America †	2,250	72
Cousins Properties, Cl A †	14,402	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cowen Group, Cl A *	3,345	$13
Credit Acceptance, Cl A *	230	30
CubeSmart †	3,500	56
CVB Financial (A)	14,812	253
CYS Investments † (A)	35,080	260
DCT Industrial Trust †	9,100	65
DDR †	4,325	66
DFC Global *	2,400	27
DiamondRock Hospitality † (A)	4,812	56
Dime Community Bancshares	15,500	262
Douglas Emmett †	1,822	42
Duke Realty †	7,266	109
DuPont Fabros Technology † (A)	13,658	337
Dynex Capital †	1,219	10
E*Trade Financial *	12,220	240
Eagle Bancorp * (A)	39,079	1,197
East West Bancorp	44,145	1,544
EastGroup Properties †	14,305	829
Education Realty Trust, Cl A †	108,032	953
eHealth *	444	21
Employers Holdings	19,017	602
Encore Capital Group *	303	15
Endurance Specialty Holdings	18,849	1,106
Enstar Group *	400	56
EPR Properties, Cl A †	1,000	49
Equity Lifestyle Properties †	1,800	65
Equity One, Cl A † (A)	16,210	364
Erie Indemnity, Cl A	2,000	146
Essex Property Trust †	690	99
Evercore Partners, Cl A	700	42
Everest Re Group	7,460	1,163
Excel Trust †	2,400	27
Extra Space Storage †	2,600	110
Ezcorp, Cl A *	1,038	12
FBL Financial Group, Cl A	2,500	112
Federal Agricultural Mortgage, Cl C	381	13
Federal Realty Investment Trust †	1,637	166
Federated Investors, Cl B (A)	11,866	342
FelCor Lodging Trust †	6,100	50
Fidelity National Financial, Cl A	3,700	120
Fifth Street Finance	1,600	15
Fifth Third Bancorp	35,039	737
Financial Engines (A)	13,821	960
First American Financial	3,200	90
First Busey	2,233	13
First Cash Financial Services *	1,400	87
First Commonwealth Financial (A)	2,982	26
First Financial Bancorp	3,100	54
First Financial Bankshares, Cl A (A)	900	60
First Financial Northwest	979	10
First Horizon National (A)	40,038	466
First Industrial Realty Trust †	4,500	79
First Midwest Bancorp	35,569	623
First NBC Bank Holding *	9,738	315
First Niagara Financial Group	64,170	681
First Potomac Realty Trust †	3,400	40
First Republic Bank	2,614	137
First Security Group *	4,976	11
FirstMerit, Cl A	3,695	82
Flagstar Bancorp *	556	11

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Flushing Financial	1,600	$33
FNB (Pennsylvania)	11,200	141
Forest City Enterprises, Cl A *	32,540	621
Forestar Group *	22,860	486
Fox Chase Bancorp, Cl A	613	11
Franklin Street Properties †	5,100	61
Fulton Financial	4,400	58
FXCM, Cl A	33,714	601
GAMCO Investors, Cl A	400	35
Gaming and Leisure Properties * †	1,300	66
Genworth Financial, Cl A *	10,545	164
Geo Group †	2,419	78
Getty Realty † (A)	3,100	57
GFI Group	4,000	16
Glacier Bancorp, Cl A	34,227	1,020
Gladstone Capital	1,198	11
Gladstone Commercial † (A)	1,220	22
Gladstone Investment	1,292	10
Glimcher Realty Trust †	5,600	52
Government Properties Income Trust, Cl A †	2,000	50
Gramercy Property Trust * †	6,858	39
Greenhill	694	40
Greenlight Capital Re *	1,000	34
GSV Capital * (A)	1,797	22
Hampton Roads Bankshares *	6,129	11
Hancock Holding, Cl A	31,547	1,157
Hanmi Financial, Cl Commodity	18,586	407
Hanover Insurance Group, Cl A	26,696	1,594
Hartford Financial Services Group	17,767	644
Hatteras Financial †	2,449	40
HCC Insurance Holdings	1,700	78
Healthcare Realty Trust † (A)	3,400	72
Hercules Technology Growth Capital, Cl A	7,084	116
Heritage Commerce	1,359	11
Hersha Hospitality Trust, Cl A †	6,370	35
HFF, Cl A *	563	15
Highwoods Properties †	13,955	505
Hilltop Holdings *	610	14
Home BancShares	364	14
Home Federal Bancorp	659	10
Home Loan Servicing Solutions	1,783	41
Home Properties †	588	32
HomeTrust Bancshares *	627	10
Horace Mann Educators, Cl A	22,271	702
Horizon Technology Finance	711	10
Hospitality Properties Trust †	33,700	911
Host Hotels & Resorts † (A)	27,977	544
Howard Hughes *	643	77
Hudson City Bancorp, Cl A	15,642	148
Hudson Pacific Properties †	1,170	26
Hudson Valley Holding	589	12
Huntington Bancshares	148,998	1,438
IBERIABANK	14,299	899
Independent Bank	800	31
Infinity Property & Casualty	6,577	472
Inland Real Estate † (A)	51,900	546
International Bancshares	1,315	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Invesco Mortgage Capital †	1,778	$26
Investment Technology Group *	715	15
Investors Bancorp, Cl A	10,868	278
Investors Real Estate Trust † (A)	1,800	15
iStar Financial * †	1,894	27
Janus Capital Group (A)	37,174	460
Jones Lang LaSalle	690	71
KCAP Financial	1,244	10
KCG Holdings, Cl A *	880	11
Kemper, Cl A	2,400	98
Kilroy Realty †	1,275	64
Kite Realty Group Trust †	2,276	15
LaSalle Hotel Properties †	22,535	695
Legg Mason (A)	2,550	111
Leucadia National	1,893	54
Lexington Realty Trust †	80,268	820
Liberty Property Trust †	2,295	78
LPL Financial Holdings	655	31
LTC Properties †	2,500	88
Mack-Cali Realty †	2,177	47
Main Street Capital	423	14
MainSource Financial Group	1,220	22
Manning & Napier, Cl A	843	15
Markel *	99	57
MarketAxess Holdings	3,601	241
MB Financial	2,400	77
MBIA *	5,600	67
MCG Capital	2,267	10
Meadowbrook Insurance Group	27,900	194
Medical Properties Trust †	5,500	67
Mercury General	500	25
MFA Financial †	98,238	694
MGIC Investment *	7,929	67
Mid-America Apartment Communities †	8,232	500
Monmouth Real Estate Investment, Cl A †	1,086	10
Montpelier Re Holdings	18,100	527
Moody’s	12,013	943
MSCI, Cl A *	2,800	122
NASDAQ OMX Group, Cl A	1,407	56
National Bank Holdings, Cl A	516	11
National Health Investors †	800	45
National Penn Bancshares	60,597	687
National Retail Properties † (A)	1,600	49
National Western Life Insurance, Cl A	200	45
Navigators Group *	800	51
NBT Bancorp	800	21
Nelnet, Cl A	932	39
New Residential Investment †	6,854	46
New York Mortgage Trust † (A)	3,009	21
NGP Capital Resources	1,322	10
Northfield Bancorp	1,122	15
NorthStar Realty Finance †	3,462	47
Northwest Bancshares	4,100	61
Ocwen Financial *	4,200	233
OFG Bancorp	26,700	463
Old National Bancorp, Cl A (A)	62,156	955
Old Republic International	4,000	69
Omega Healthcare Investors † (A)	28,500	849
OmniAmerican Bancorp, Cl A *	888	19

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

One Liberty Properties †	635	$13
Oppenheimer Holdings, Cl A	660	16
Oritani Financial	4,100	66
Pacific Continental	884	14
PacWest Bancorp (A)	48,463	2,046
Park National (A)	300	25
Parkway Properties † (A)	1,187	23
PartnerRe	14,009	1,477
Pebblebrook Hotel Trust † (A)	30,641	943
PennantPark Investment	4,200	49
Pennsylvania †	27,100	514
PennyMac Mortgage Investment Trust †	20,434	469
Peoples Bancorp	427	10
People’s United Financial (A)	9,000	136
PHH *	1,000	24
Phoenix *	230	14
Platinum Underwriters Holdings	7,872	482
Popular *	13,850	398
Portfolio Recovery Associates *	1,200	63
Post Properties † (A)	10,295	466
Principal Financial Group, Cl A	7,000	345
PrivateBancorp, Cl A	7,952	230
ProAssurance	11,539	559
Prospect Capital	37,340	419
Prosperity Bancshares	11,480	728
Protective Life	1,100	56
Provident Financial Services	11,461	221
PS Business Parks †	800	61
Pzena Investment Management, Cl A	1,239	15
Radian Group (A)	58,918	832
RAIT Financial Trust †	16,683	150
Ramco-Gershenson Properties † (A)	2,300	36
Raymond James Financial	1,947	102
Rayonier †	1,691	71
Realogy Holdings *	2,975	147
Realty Income † (A)	1,400	52
Redwood Trust † (A)	1,200	23
Regency Centers †	1,119	52
Regional Management *	1,170	40
Regions Financial	49,700	491
Reinsurance Group of America, Cl A	12,448	964
RenaissanceRe Holdings	1,520	148
Resource Capital †	4,312	26
Retail Opportunity Investments †	689	10
RLI	800	78
RLJ Lodging Trust †	12,849	312
Ryman Hospitality Properties †(A)	1,086	45
S&T Bancorp (A)	5,000	127
Sabra Health Care †	2,365	62
Safeguard Scientifics *	39,071	785
Selective Insurance Group	29,595	801
Senior Housing Properties Trust †	4,630	103
Signature Bank NY, Cl B *	12,816	1,377
Silver Bay Realty Trust †	1,655	26
Solar Capital	6,566	148
Solar Senior Capital	545	10
Southwest Bancorp *	1,279	20

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sovran Self Storage †	1,800	$117
Spirit Realty Capital †	10,129	100
St. Joe *	1,651	32
StanCorp Financial Group	11,800	782
Starwood Property Trust †	4,235	117
State Bank Financial	1,268	23
Stellus Capital Investment	700	10
Sterling Financial	5,261	179
Stifel Financial * (A)	15,373	737
Strategic Hotels & Resorts * †	8,200	78
Summit Hotel Properties †	1,225	11
Sun Bancorp *	3,246	11
Sun Communities †	1,400	60
Sunstone Hotel Investors †	5,100	68
SunTrust Banks	17,321	638
Susquehanna Bancshares	41,226	529
SVB Financial Group, Cl B *	8,083	848
Symetra Financial	18,800	356
Synovus Financial	21,700	78
Tanger Factory Outlet Centers † (A)	2,000	64
Taubman Centers †	1,400	89
TCF Financial (A)	51,322	834
TCP Capital	607	10
TD Ameritrade Holding	17,144	525
Terreno Realty †	654	12
Texas Capital Bancshares *	14,825	922
THL Credit	615	10
Tower Group International * (A)	2,475	8
Trustmark	900	24
Two Harbors Investment †	61,791	573
UMB Financial	180	12
Umpqua Holdings (A)	13,297	254
United Bankshares (A)	4,300	135
United Community Banks *	805	14
United Community Financial *	2,747	10
United Fire Group	4,000	115
Universal Health Realty Income Trust †	296	12
Unum Group	36,718	1,288
Validus Holdings	21,842	880
Valley National Bancorp (A)	2,429	25
ViewPoint Financial Group	3,900	107
Virtus Investment Partners *	3,713	743
Waddell & Reed Financial, Cl A	1,493	97
Walker & Dunlop *	736	12
Walter Investment Management *	1,164	41
Washington †	937	22
Washington Federal	19,700	459
Webster Financial	7,700	240
Weingarten Realty Investors †	1,600	44
WesBanco	12,800	410
Westamerica Bancorporation (A)	900	51
Western Alliance Bancorp *	42,983	1,026
White Mountains Insurance Group	100	60
WhiteHorse Finance	666	10
Whitestone, Cl B †	763	10
Willis Group Holdings	11,615	520
Wilshire Bancorp	1,754	19
Wintrust Financial	600	28
WisdomTree Investments *	29,900	530

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Acceptance * (A)	800	$70
WR Berkley	286	12
WSFS Financial	11,160	865
ZAIS Financial †	582	9
Zions Bancorporation	20,346	610

		99,794

Health Care — 10.7%
Abaxis * (A)	1,600	64
ABIOMED * (A)	882	24
Acadia Healthcare, Cl A * (A)	35,603	1,685
ACADIA Pharmaceuticals * (A)	1,229	31
Accuray *	4,734	41
Achillion Pharmaceuticals *	3,185	11
Acorda Therapeutics *	441	13
Actavis *	5,505	925
Aegerion Pharmaceuticals, Cl A *	4,402	312
Aetna, Cl A	670	46
Affymetrix, Cl A *	4,300	37
Agilent Technologies	15,904	910
Air Methods *	1,800	105
Akorn *	28,913	712
Alere *	2,066	75
Alexion Pharmaceuticals *	5,066	674
Align Technology *	18,580	1,062
Alkermes *	4,000	163
Allscripts Healthcare Solutions *	3,436	53
Alnylam Pharmaceuticals *	6,865	442
AmerisourceBergen	6,134	431
Amicus Therapeutics *	4,902	12
AMN Healthcare Services *	757	11
Amsurg *	10,957	503
Antares Pharma *	5,209	23
Aratana Therapeutics *	7,348	140
Arena Pharmaceuticals * (A)	9,805	57
Ariad Pharmaceuticals *	4,084	28
Array BioPharma *	5,436	27
ArthroCare *	2,478	100
athenahealth * (A)	1,600	215
Auxilium Pharmaceuticals *	612	13
BioMarin Pharmaceuticals *	1,324	93
Bio-Reference Labs *	1,000	26
BioScrip *	1,670	12
Brookdale Senior Living, Cl A *	19,831	539
Bruker BioSciences *	19,364	383
Capital Senior Living *	200	5
Cardiovascular Systems *	6,495	223
CareFusion *	13,842	551
Catamaran *	859	41
Cell Therapeutics * (A)	5,848	11
Celldex Therapeutics, Cl A * (A)	11,037	267
Centene * (A)	1,600	94
Cepheid * (A)	1,800	84
Cerus *	5,403	35
Charles River Laboratories International *	17,380	922
Chelsea Therapeutics International *	3,004	13
Chemed (A)	800	61
ChemoCentryx * (A)	2,128	12
Clovis Oncology *	346	21
Community Health Systems *	11,237	441

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Computer Programs & Systems	800	$49
Conmed (A)	19,585	832
Cooper, Cl A	4,939	612
Corcept Theraputics * (A)	5,556	18
Covance *	11,765	1,036
Cubist Pharmaceuticals *	19,183	1,269
Cyberonics *	156	10
Dendreon * (A)	3,022	9
Dentsply International	11,106	539
DexCom *	26,670	944
Dyax *	3,774	28
Emergent Biosolutions *	1,200	28
Emeritus *	1,400	30
Endo Pharmaceuticals Holdings *	3,342	226
Endocyte * (A)	4,773	51
Endologix *	1,338	23
Envision Healthcare Holdings *	36,796	1,307
ExamWorks Group *	18,418	550
Exelixis * (A)	52,720	323
Galena Biopharma * (A)	3,732	18
Geron *	2,304	11
Globus Medical, Cl A *	581	12
Greatbatch *	32,870	1,454
GTx * (A)	6,494	11
Haemonetics *	1,600	67
Halozyme Therapeutics * (A)	2,500	37
Hanger Orthopedic Group *	1,546	61
Health Management Associates, Cl A *	5,100	67
Health Net, Cl A *	1,800	53
HealthSouth	28,112	937
HeartWare International * (A)	14,656	1,377
Hill-Rom Holdings	1,400	58
HMS Holdings *	480	11
Hologic *	7,635	171
Horizon Pharma * (A)	4,049	31
Humana	11,554	1,193
Hyperion Therapeutics *	13,186	267
ICON *	18,170	734
Idenix Pharmaceuticals * (A)	2,273	14
Idexx Laboratories *	1,226	131
Illumina *	8,752	968
Immunogen * (A)	25,070	368
Impax Laboratories *	2,000	50
Incyte *	3,300	167
Infinity Pharmaceuticals *	786	11
Insulet *	22,327	828
Intercept Pharmaceuticals *	3,810	260
InterMune *	1,670	25
IPC The Hospitalist *	4,396	261
Ironwood Pharmaceuticals, Cl A * (A)	20,702	240
Isis Pharmaceuticals * (A)	11,600	462
Jazz Pharmaceuticals *	10,266	1,299
Karyopharm Therapeutics *	6,366	146
Keryx Biopharmaceuticals * (A)	1,450	19
Kindred Healthcare	20,600	407
KYTHERA Biopharmaceuticals * (A)	6,214	231
LDR Holding * (A)	10,847	256
LHC Group *	500	12
LifePoint Hospitals *	1,200	63

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Magellan Health Services *	9,610	$576
MannKind * (A)	9,300	48
MedAssets *	4,742	94
Medicines *	12,989	502
Medidata Solutions *	720	44
Medivation *	1,438	92
MEDNAX *	29,190	1,558
Merge Healthcare *	4,201	10
Meridian Bioscience (A)	2,500	66
Merit Medical Systems *	3,125	49
Merrimack Pharmaceuticals * (A)	2,136	11
Mettler Toledo International *	592	144
Momenta Pharmaceuticals *	15,167	268
Myriad Genetics * (A)	2,200	46
Navidea Biopharmaceuticals * (A)	4,878	10
Nektar Therapeutics *	8,109	92
Neogen, Cl B *	1,350	62
Novavax *	3,449	18
NPS Pharmaceuticals *	36,578	1,110
NuVasive *	1,300	42
NxStage Medical *	1,027	10
Omeros * (A)	1,972	22
Omnicare	3,200	193
Omnicell *	1,300	33
OncoGenex Pharmaceutical *	1,408	12
Opko Health * (A)	1,431	12
OraSure Technologies *	2,604	16
Orthofix International *	4,400	100
Owens & Minor (A)	950	35
Pacific Biosciences of California *	5,998	31
Pacira Pharmaceuticals *	25,716	1,478
Parexel International *	17,540	792
Patterson	16,815	693
PDL BioPharma (A)	31,100	262
PerkinElmer	13,402	553
Pernix Therapeutics Holdings * (A)	4,566	12
Pharmacyclics *	1,291	137
PharMerica *	19,200	413
Portola Pharmaceuticals *	17,549	452
Premier, Cl A *	21,684	797
Prestige Brands Holdings, Cl A *	4,687	168
Puma Biotechnology * (A)	4,417	457
QIAGEN *	8,077	192
Quest Diagnostics (A)	8,270	443
Questcor Pharmaceuticals	6,945	378
Raptor Pharmaceutical * (A)	977	13
ResMed (A)	4,239	200
Rigel Pharmaceuticals *	4,115	12
Rockwell Medical * (A)	2,762	29
RTI Biologics *	3,333	12
Salix Pharmaceuticals *	8,351	751
Sangamo Biosciences *	980	14
Santarus *	509	16
Sarepta Therapeutics * (A)	830	17
Sciclone Pharmaceuticals *	41,200	208
Seattle Genetics * (A)	13,352	533
Select Medical Holdings	33,500	389
Sequenom * (A)	4,716	11
Sirona Dental Systems, Cl A *	15,316	1,075
Skilled Healthcare Group, Cl A *	2,044	10
Solta Medical * (A)	5,076	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Staar Surgical *	978	$16
STERIS, Cl A	1,400	67
Supernus Pharmaceuticals * (A)	1,449	11
Symmetry Medical *	1,500	15
Synageva BioPharma, Cl A * (A)	4,174	270
Synergy Pharmaceuticals * (A)	2,164	12
Synta Pharmaceuticals * (A)	2,347	12
Tandem Diabetes Care *	13,429	346
Targacept *	2,169	9
Team Health Holdings *	33,152	1,510
TearLab * (A)	18,859	176
Techne, Cl A	900	85
Teleflex	3,789	356
Tenet Healthcare *	3,525	148
TESARO * (A)	14,876	420
Theravance, Cl A * (A)	1,400	50
Thoratec *	1,500	55
Unilife * (A)	3,311	15
United Therapeutics *	10,414	1,178
Universal Health Services, Cl B	2,241	182
US Physical Therapy	900	32
Valeant Pharmaceuticals International *	4,704	552
Vertex Pharmaceuticals *	7,274	540
ViroPharma *	2,500	125
Vivus *	1,052	10
Volcano *	2,000	44
WellCare Health Plans *	14,748	1,039
West Pharmaceutical Services	2,200	108
Wright Medical Group *	970	30
XenoPort * (A)	2,066	12
XOMA * (A)	6,744	45
Zeltiq Aesthetics *	600	11
ZIOPHARM Oncology * (A)	3,076	13
Zogenix *	3,571	12

		56,795

Industrials — 17.0%
AAON (A)	3,375	108
AAR	1,100	31
ABM Industries	2,100	60
Acacia Research	772	11
Actuant, Cl A	52,414	1,921
Acuity Brands	12,259	1,340
Advisory Board *	2,000	127
Aecom Technology *	8,100	238
Aegion, Cl A *	456	10
Aerovironment *	1,600	47
AGCO	16,234	961
Air Lease, Cl A	19,167	596
Aircastle	31,832	610
Alaska Air Group	1,600	117
Albany International, Cl A	1,900	68
Alliant Techsystems	7,015	854
Altra Holdings	28,993	992
Ameresco, Cl A *	1,098	11
American Airlines Group *	3,969	100
American Science & Engineering, Cl A	1,366	98
Ampco-Pittsburgh	8,000	156
AO Smith	2,200	119

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Applied Industrial Technologies, Cl A	18,851	$925
ARC Document Solutions *	2,532	21
Arkansas Best	900	30
Armstrong World Industries *	16,025	923
Atlas Air Worldwide Holdings *	800	33
Avis Budget Group *	18,485	747
Barnes Group	26,440	1,013
BE Aerospace *	1,577	137
Beacon Roofing Supply *	5,422	218
Brink’s	3,100	106
Canadian Pacific Railway	3,676	556
Carlisle	22,908	1,819
Casella Waste Systems, Cl A *	2,536	15
Chart Industries *	9,723	930
Chicago Bridge & Iron	2,261	188
Cintas	12,151	724
CIRCOR International	13,550	1,095
Clarcor	1,200	77
Clean Harbors *	29,121	1,746
Colfax *	4,951	315
Con-way	20,516	815
Copa Holdings, Cl A	2,016	323
Copart *	2,400	88
Corporate Executive Board	1,100	85
Covanta Holding	3,100	55
Crane, Cl A	600	40
Curtiss-Wright	36,040	2,243
Delta Air Lines, Cl A	26,696	733
Deluxe	11,400	595
DigitalGlobe * (A)	33,833	1,392
Donaldson, Cl A	1,958	85
Douglas Dynamics	593	10
Dover	6,100	589
Dun & Bradstreet	388	48
Dycom Industries *	29,540	821
Dynamic Materials	986	22
EMCOR Group	24,212	1,028
EnerNOC *	1,300	22
Engility Holdings *	1,216	41
EnPro Industries * (A)	6,551	378
Equifax	2,212	153
ESCO Technologies	3,069	105
Esterline Technologies *	800	82
Exelis	1,677	32
Federal Signal *	3,905	57
Flowserve	12,375	976
Fluor	13,233	1,063
Fortune Brands Home & Security	20,273	926
Forward Air	4,163	182
Franklin Electric (A)	5,956	266
FreightCar America, Cl A	407	11
FTI Consulting * (A)	16,488	678
FuelCell Energy *	5,377	7
G&K Services	20,898	1,301
GATX	700	37
GenCorp *	3,047	55
Generac Holdings *	45,339	2,568
General Cable	9,809	288
Genesee & Wyoming, Cl A *	9,427	906
Gibraltar Industries *	686	13
Gorman-Rupp	1,953	65

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graco	600	$47
GrafTech International * (A)	2,295	26
Graham, Cl A	528	19
Granite Construction	5,570	195
Great Lakes Dredge & Dock *	3,253	30
Greenbrier *	16,261	534
H&E Equipment Services *	355	10
Harsco	3,200	90
Hawaiian Holdings * (A)	41,000	395
HD Supply Holdings * (A)	45,931	1,103
Healthcare Services Group	366	10
Heartland Express	2,631	52
HEICO	2,201	127
Heidrick & Struggles International	411	8
Herman Miller	1,500	44
Hertz Global Holdings *	32,526	931
Hexcel, Cl A *	24,505	1,095
HNI	3,926	152
Hub Group, Cl A *	1,400	56
Hubbell, Cl B	1,284	140
Hyster-Yale Materials Handling	1,266	118
IDEX	13,320	984
II-VI *	602	10
Insteel Industries	905	21
Interface, Cl A	75,103	1,649
ITT	10,115	439
JB Hunt Transport Services	5,716	442
JetBlue Airways *	1,486	13
John Bean Technologies, Cl A	1,377	40
Kadant	29,007	1,175
Kaman, Cl A	2,096	83
KAR Auction Services	19,255	569
Kelly Services, Cl A	1,200	30
Kennametal	1,100	57
Keyw Holding, Cl A * (A)	26,845	361
Kirby *	18,726	1,859
Korn/Ferry International *	9,681	253
Kratos Defense & Security Solutions * (A)	1,570	12
L-3 Communications Holdings	7,300	780
Landstar System	1,100	63
Layne Christensen *	983	17
Lennox International	2,400	204
Lincoln Electric Holdings	11,796	842
LMI Aerospace *	911	13
Lydall *	13,800	243
Manitowoc	2,585	60
Manpowergroup	1,493	128
Marten Transport	2,100	42
MasTec *	4,539	148
Mcgrath Rentcorp	1,900	76
Meritor *	1,468	15
Middleby *	4,590	1,102
Moog, Cl A *	32,150	2,184
MRC Global *	358	12
MSC Industrial Direct, Cl A	6,801	550
Mueller Industries	500	32
Mueller Water Products, Cl A	6,176	58
MYR Group *	395	10
Navistar International *	993	38
Nordson	1,300	97

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwest Pipe *	18,290	$691
Old Dominion Freight Line, Cl A *	21,207	1,124
On Assignment *	11,822	413
Orbital Sciences *	6,628	154
Orion Marine Group *	17,705	213
Oshkosh Truck	13,500	680
Owens Corning *	26,119	1,064
Pall	11,124	949
Parker Hannifin, Cl A	4,644	597
Pentair	2,782	216
Pike Electric *	988	10
Pitney Bowes	24,173	563
Polypore International * (A)	558	22
Quad (A)	12,000	327
Quanex Building Products	1,800	36
Quanta Services *	3,656	115
RBC Bearings *	9,642	682
Regal-Beloit	13,199	973
Republic Airways Holdings *	28,200	302
Resources Connection	2,600	37
Robert Half International	2,370	100
RR Donnelley & Sons (A)	39,687	805
Ryder System	8,900	657
Saia *	9,900	317
Simpson Manufacturing	24,005	882
Skywest	16,400	243
Snap-on	800	88
SolarCity *	576	33
Spirit Aerosystems Holdings, Cl A *	1,500	51
Spirit Airlines *	24,441	1,110
SPX	600	60
Stanley Black & Decker	7,429	599
Steelcase, Cl A	25,800	409
Stericycle, Cl A *	5,738	667
Sterling Construction *	871	10
Stratasys * (A)	585	79
Swift Transportation, Cl A *	636	14
TAL International Group (A)	6,411	368
Taser International *	592	9
Team *	8,132	344
Teledyne Technologies *	12,340	1,134
Terex	8,292	348
Tetra Tech *	19,190	537
Textron	7,400	272
Timken	6,716	370
Toro	1,400	89
Towers Watson, Cl A	4,651	593
TransDigm Group *	1,533	247
TRC *	1,458	10
Trex *	325	26
Trimas *	10,776	430
Trinity Industries	17,026	928
Triumph Group	7,913	602
TrueBlue *	62,141	1,602
Tutor Perini *	3,700	97
Unifirst	644	69
United Rentals *	14,707	1,146
United Stationers	1,000	46
Universal Forest Products	1,908	99
URS	9,414	499
USG *	1,812	51

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UTI Worldwide	2,500	$44
Valmont Industries (A)	5,937	885
Vicor *	2,300	31
Wabash National *	2,806	35
WABCO Holdings *	5,849	546
Wabtec	3,600	267
WageWorks *	22,911	1,362
Waste Connections	1,800	79
Watsco	600	58
Watts Water Technologies, Cl A	6,514	403
Werner Enterprises	1,000	25
WESCO International *	10,956	998
Woodward	1,400	64
Xylem	19,366	670

		89,945

Information Technology — 17.7%
3D Systems *	5,515	512
Accelrys *	1,224	12
ACI Worldwide *	3,453	224
Acxiom *	43,388	1,604
Adtran (A)	28,830	779
Advanced Energy Industries *	1,400	32
Advanced Micro Devices *	2,786	11
Advent Software *	1,000	35
Alliance Data Systems *	4,908	1,290
Alpha & Omega Semiconductor *	1,342	10
Amdocs	22,400	924
Amphenol, Cl A	9,725	867
Angie’s List * (A)	36,526	553
Anixter International *	500	45
Ansys *	2,600	227
AOL *	2,700	126
Applied Materials	45,350	802
Applied Micro Circuits *	1,264	17
Arris Group *	7,200	175
Arrow Electronics, Cl A *	1,900	103
Aruba Networks *	14,830	265
ASML Holding, Cl G	690	65
Aspen Technology *	20,023	837
Atmel *	84,275	660
ATMI *	800	24
Avago Technologies, Cl A	14,300	756
Aviat Networks *	4,831	11
Avnet	8,652	382
Bankrate * (A)	53,870	966
Belden	17,113	1,206
Benchmark Electronics *	25,072	579
Black Box	5,800	173
Blackbaud, Cl A	1,000	38
Bottomline Technologies * (A)	2,964	107
Brightcove *	1,176	17
Broadridge Financial Solutions	1,700	67
BroadSoft *	691	19
Brocade Communications Systems *	100,100	888
CACI International, Cl A * (A)	2,848	209
Cadence Design Systems *	176,819	2,479
CalAmp *	439	12
Calix *	2,331	22
Callidus Software *	1,561	21
Cavium *	17,480	603

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ceva, Cl A *	660	$10
Checkpoint Systems *	1,100	17
Ciena * (A)	45,372	1,086
Cirrus Logic *	520	11
Citrix Systems *	8,160	516
Cognex	2,800	107
Coherent *	4,934	367
Cohu	1,032	11
CommVault Systems *	2,300	172
Computer Sciences	10,700	598
Compuware	957	11
comScore *	429	12
Comtech Telecommunications	7,332	231
Concur Technologies * (A)	10,070	1,039
Constant Contact *	29,427	914
Convergys	33,801	711
CoreLogic *	15,646	556
Cornerstone OnDemand *	24,646	1,315
CoStar Group *	13,173	2,432
Cray *	1,586	44
Cree * (A)	2,093	131
Criteo ADR * (A)	7,253	248
CSG Systems International	16,700	491
Cypress Semiconductor (A)	4,610	48
Dealertrack Technologies * (A)	46,733	2,247
Demandware *	20,270	1,300
Diebold (A)	24,362	804
Diodes *	1,800	42
DST Systems	600	54
DTS *	502	12
EarthLink	109,834	557
Ebix * (A)	1,665	25
Echo Global Logistics * (A)	1,761	38
EchoStar, Cl A *	2,900	144
Electronics for Imaging *	1,300	50
Emulex *	28,391	203
Entegris *	6,300	73
Entropic Communications *	4,525	21
Envestnet *	21,353	861
EPAM Systems *	372	13
Euronet Worldwide *	1,400	67
ExlService Holdings *	10,058	278
Factset Research Systems	644	70
Fair Isaac	800	50
Fairchild Semiconductor International *	28,661	383
FARO Technologies *	1,300	76
FEI	1,500	134
Fidelity National Information Services, Cl B	12,186	654
Finisar * (A)	2,013	48
FireEye *	5,803	253
First Solar *	11,438	625
FleetCor Technologies *	6,958	815
FleetMatics Group *	41,091	1,777
Flir Systems	2,745	83
FormFactor *	1,809	11
Forrester Research	1,400	54
Fusion-io *	1,884	17
Gartner *	2,600	185
Genpact *	40,574	745
Global Cash Access Holdings *	2,457	25

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Payments	16,511	$1,073
Glu Mobile * (A)	4,445	17
GT Advanced Technologies *	3,775	33
Guidewire Software, Cl Z *	24,995	1,227
Harris	11,700	817
Heartland Payment Systems (A)	21,893	1,091
Hittite Microwave, Cl A *	500	31
IAC	1,300	89
iGate *	306	12
Immersion *	2,588	27
Infinera *	36,640	358
Infoblox *	814	27
Informatica *	2,900	120
Ingram Micro, Cl A *	1,651	39
Inphi *	37,361	482
Insight Enterprises *	9,500	216
Integrated Device Technology *	40,230	410
Interactive Intelligence Group *	7,594	512
InterDigital	1,000	30
International Rectifier *	1,600	42
Intersil, Cl A	2,061	24
IntraLinks Holdings, Cl A *	49,357	598
InvenSense, Cl A * (A)	1,500	31
IPG Photonics * (A)	900	70
Ixia *	24,204	322
j2 Global (A)	1,700	85
Jabil Circuit	24,100	420
Jack Henry & Associates	172	10
JDS Uniphase *	5,425	70
Juniper Networks *	20,887	471
Kemet *	2,428	14
KLA-Tencor	13,133	847
Kopin *	2,825	12
KVH Industries *	779	10
Lattice Semiconductor *	105,521	581
Leidos Holdings * (A)	7,452	346
Lender Processing Services	1,114	42
Lexmark International, Cl A	7,099	252
LinkedIn, Cl A *	2,275	493
Littelfuse	800	74
LivePerson * (A)	2,007	30
LogMeIn *	14,320	480
LSI Logic	14,595	161
LTX-Credence *	1,585	13
Manhattan Associates *	2,570	302
Mantech International, Cl A	900	27
Marvell Technology Group	25,200	362
MAXIMUS	14,516	639
MaxLinear, Cl A *	1,231	13
Measurement Specialties *	2,900	176
Mentor Graphics	2,400	58
Mercury Systems *	1,090	12
Methode Electronics	2,700	92
Micrel (A)	7,000	69
Microchip Technology	13,385	599
Micros Systems * (A)	1,138	65
Microsemi *	1,731	43
MicroStrategy, Cl A *	118	15
Millennial Media *	1,526	11
MKS Instruments	11,514	345
ModusLink Global Solutions *	2,358	14
MoneyGram International *	2,123	44

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monolithic Power Systems *	2,213	$77
Monotype Imaging Holdings	454	14
Monster Worldwide *	2,868	20
MoSys * (A)	2,392	13
MTS Systems, Cl A	1,000	71
Multi-Fineline Electronix *	784	11
National Instruments	1,606	51
NCR *	3,736	127
NETGEAR *	1,600	53
Netscout Systems *	4,329	128
NetSuite *	1,400	144
NeuStar, Cl A *	1,000	50
NIC * (A)	4,100	102
Nuance Communications *	6,474	98
NVE *	200	12
OmniVision Technologies * (A)	2,077	36
ON Semiconductor *	4,398	36
OpenTable * (A)	8,298	659
OSI Systems *	1,300	69
Palo Alto Networks *	19,972	1,148
Pandora Media *	41,306	1,099
Peregrine Semiconductor * (A)	1,230	9
Pericom Semiconductor, Cl A *	1,168	10
Photronics * (A)	31,059	280
Plantronics	1,100	51
Plexus * (A)	1,500	65
PMC-Sierra *	8,500	55
Polycom *	8,000	90
Power Integrations	14,147	790
Procera Networks * (A)	1,396	21
PROS Holdings *	332	13
PTC *	87,366	3,092
QLIK Technologies *	1,425	38
QLogic *	1,076	13
Rackspace Hosting *	2,588	101
Rambus *	1,900	18
RealNetworks *	1,305	10
RealPage *	552	13
Red Hat *	9,462	530
Responsys *	1,557	43
RF Micro Devices, Cl A *	87,275	450
Riverbed Technology *	2,585	47
Rofin-Sinar Technologies *	1,100	30
Rovi *	1,112	22
Ruckus Wireless *	1,603	23
Sanmina *	1,177	20
Sapient *	2,100	36
Scansource *	3,394	144
Science Applications International	4,258	141
Seagate Technology	19,200	1,078
Semtech *	12,693	321
ServiceNow *	8,611	482
ServiceSource International *	38,758	325
ShoreTel *	1,358	13
Shutterstock * (A)	17,285	1,446
Silicon Graphics International * (A)	2,400	32
Silicon Image *	1,886	12
Silicon Laboratories *	1,600	69
Skyworks Solutions *	4,477	128
SolarWinds *	3,400	129

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Solera Holdings	9,600	$679
Sonus Networks *	21,550	68
Spansion, Cl A *	827	11
Splunk *	7,310	502
SS&C Technologies Holdings *	20,671	915
SunEdison *	5,722	75
SunPower, Cl A * (A)	821	24
Sykes Enterprises *	13,191	288
Symantec, Cl A	22,148	522
Synaptics * (A)	12,754	661
Synopsys *	19,196	779
Syntel *	1,400	127
Tableau Software, Cl A *	24,468	1,687
Take-Two Interactive Software, Cl A *	2,400	42
Tangoe * (A)	689	12
Tech Data *	12,100	624
TeleTech Holdings *	3,816	91
Teradyne *	33,901	597
Tessera Technologies	4,036	79
TIBCO Software, Cl E *	9,438	212
TiVo *	2,757	36
Total System Services	2,800	93
Trimble Navigation *	5,604	194
TriQuint Semiconductor *	1,215	10
Trulia * (A)	18,102	639
Tyler Technologies *	7,663	783
Ubiquiti Networks *	239	11
Ultimate Software Group *	7,514	1,151
Ultra Clean Holdings *	30,172	303
Ultratech * (A)	1,800	52
Unisys *	670	22
United Online	4,242	58
Universal Display *	324	11
Valueclick * (A)	3,600	84
Veeco Instruments *	2,300	76
VeriFone Holdings *	2,297	62
Verint Systems *	23,905	1,027
Viasat * (A)	1,100	69
VirnetX Holding *	514	10
Virtusa *	18,918	721
Vishay Intertechnology *	29,200	387
Vishay Precision Group *	192	3
VistaPrint * (A)	900	51
Vringo * (A)	3,344	10
Web.com Group *	46,511	1,479
WebMD Health, Cl A * (A)	1,121	44
Western Digital	13,200	1,108
WEX *	9,412	932
Wix.com * (A)	17,630	473
WNS Holdings ADR *	30,750	674
Workday, Cl A *	6,791	565
Xilinx	14,680	674
Yelp, Cl A *	11,186	771
Zebra Technologies, Cl A *	8,114	439
Zillow, Cl A * (A)	12,445	1,017
Zix *	2,433	11
Zynga, Cl A *	17,369	66

		93,940

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Materials — 4.7%
Advanced Emissions Solutions *	258	$14
Air Products & Chemicals	3,736	418
AK Steel Holding *	1,859	15
Albemarle	13,090	830
Allegheny Technologies (A)	28,439	1,013
AMCOL International	1,500	51
American Vanguard, Cl B	413	10
Aptargroup	1,800	122
Ashland	2,600	252
Avery Dennison	1,272	64
Axiall	3,045	144
Balchem	1,400	82
Ball	4,242	219
Bemis	1,700	70
Berry Plastics Group *	454	11
Cabot	11,600	596
Calgon Carbon *	5,791	119
Carpenter Technology	1,300	81
Century Aluminum *	5,100	53
Chemtura *	1,310	37
Clearwater Paper *	800	42
Cliffs Natural Resources (A)	3,818	100
Coeur Mining *	2,514	27
Commercial Metals, Cl A	1,225	25
Compass Minerals International, Cl A	1,100	88
Crown Holdings *	4,800	214
Cytec Industries	4,614	430
Domtar	4,000	377
Eagle Materials	700	54
Eastman Chemical	4,248	343
Ecolab	1	—
Ferro *	2,300	29
Flotek Industries * (A)	1,999	40
Glatfelter	1,700	47
Globe Specialty Metals	5,200	94
Gold Resource	2,088	9
Graphic Packaging Holding *	1,313	13
Greif, Cl A	16,019	839
H.B. Fuller	4,209	219
Handy & Harman *	715	17
Headwaters, Cl A *	1,045	10
Horsehead Holding * (A)	2,100	34
Huntsman	28,438	700
Innophos Holdings	7,557	367
Innospec	250	12
International Flavors & Fragrances	1,082	93
Intrepid Potash *	674	11
Kaiser Aluminum	2,571	181
KapStone Paper and Packaging *	17,728	990
Koppers Holdings	480	22
Kraton Performance Polymers *	491	11
Louisiana-Pacific *	2,066	38
Martin Marietta Materials, Cl A	700	70
Materion	595	18
Minerals Technologies	15,798	949
Molycorp * (A)	2,100	12
Neenah Paper, Cl A	14,000	599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nucor	7,430	$397
Olin (A)	34,800	1,004
OM Group *	1,300	47
Owens-Illinois *	21,175	758
Packaging Corp of America	2,600	164
PolyOne	66,461	2,349
PPG Industries	2,938	557
Reliance Steel & Aluminum	1,200	91
Resolute Forest Products * (A)	1,718	28
Rock Tenn, Cl A	4,728	496
Rockwood Holdings	6,784	488
Royal Gold, Cl A	1,590	73
RPM International	3,100	129
RTI International Metals * (A)	28,987	992
Schnitzer Steel Industries, Cl A	300	10
Schulman A	3,575	126
Schweitzer-Mauduit International	10,535	542
Scotts Miracle-Gro, Cl A (A)	14,570	907
Sealed Air	4,056	138
Sensient Technologies	20,742	1,006
Sherwin-Williams, Cl A	3,377	620
Silgan Holdings	28,588	1,373
Sonoco Products (A)	1,400	58
Steel Dynamics	14,474	283
Stillwater Mining *	2,600	32
SunCoke Energy *	1,349	31
Tahoe Resources *	3,516	59
Texas Industries * (A)	600	42
UFP Technologies *	13,800	348
United States Steel	3,182	94
Universal Stainless & Alloy *	346	12
US Silica Holdings (A)	492	17
Valspar	1,860	133
Walter Energy (A)	713	12
Wausau Paper	1,147	15
Westlake Chemical	172	21
Worthington Industries	309	13
WR Grace *	1,400	138
Zep	713	13

		24,941

Telecommunication Services — 0.5%
8x8 *	1,214	12
Boingo Wireless *	1,603	10
Cbeyond *	1,495	10
Cincinnati Bell, Cl A * (A)	7,194	26
Cogent Communications Group	1,395	56
Consolidated Communications Holdings (A)	1,600	32
Frontier Communications (A)	7,286	34
inContact * (A)	1,263	10
Inteliquent	18,500	211
Iridium Communications * (A)	38,100	239
Level 3 Communications *	4,006	133
Lumos Networks	1,400	29
NTELOS Holdings	12,700	257
Premiere Global Services *	16,400	190
RingCentral, Cl A * (A)	13,011	239
SBA Communications, Cl A *	2,217	199
Shenandoah Telecommunications	520	13
T-Mobile US *	2,876	97

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

tw telecom, Cl A *	5,300	$162
USA Mobility	15,500	221
Vonage Holdings *	87,900	293
Windstream Holdings (A)	10,320	82

		2,555

Utilities — 3.1%
AGL Resources	15,041	710
ALLETE	18,665	931
Alliant Energy	1,300	67
American States Water	3,400	98
American Water Works	3,741	158
Aqua America	336	8
Atmos Energy	2,500	113
Avista (A)	32,600	919
Black Hills, Cl A	700	37
California Water Service Group, Cl A	2,800	64
Chesapeake Utilities	8,200	492
Cleco	26,477	1,234
CMS Energy	10,600	284
Dynegy, Cl A * (A)	654	14
Edison International	8,399	389
El Paso Electric, Cl A	4,700	165
Empire District Electric (A)	4,400	100
Great Plains Energy	54,770	1,328
Hawaiian Electric Industries (A)	4,800	125
Idacorp, Cl A	6,816	353
Integrys Energy Group	1,000	54
ITC Holdings	1,478	142
Laclede Group (A)	2,600	118
MDU Resources Group	5,300	162
MGE Energy	1,600	93
National Fuel Gas	516	37
New Jersey Resources	750	35
Northwest Natural Gas	1,400	60
NorthWestern	2,600	113
NRG Energy	4,979	143
OGE Energy	1,800	61
Otter Tail	1,800	53
Pepco Holdings (A)	2,200	42
Piedmont Natural Gas (A)	1,800	60
Pinnacle West Capital	1,100	58
PNM Resources	38,030	917
Portland General Electric	63,318	1,912
Questar	434	10
SCANA	24,932	1,170
South Jersey Industries, Cl A	88	5
Southwest Gas	17,130	958
TECO Energy	1,800	31
UGI	20,300	842
UIL Holdings	23,625	915
UNS Energy	1,300	78
Vectren	2,100	74
Westar Energy, Cl A	1,900	61
WGL Holdings	1,200	48
Xcel Energy	20,564	575

		16,416

Total Common Stock (Cost $357,677) ($ Thousands)		500,124

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund	8,119	$936

Total Exchange Traded Fund (Cost $613) ($ Thousands)		936

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,509	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—
EXCO Resources Expires 01/13/14	3,362	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 11.7%
SEI Liquidity Fund, L.P.
0.070%**†† (B)	62,198,594	62,199

Total Affiliated Partnership (Cost $62,199) ($ Thousands)		62,199

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	28,913,984	28,914

Total Cash Equivalent (Cost $28,914) ($ Thousands)		28,914

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.076%, 02/06/14	$164	164
0.071%, 07/24/14	54	54
0.040%, 01/09/14	775	775

Total U.S. Treasury Obligations (Cost $993) ($ Thousands)		993

Total Investments — 111.8% (Cost $450,396) ($ Thousands) ‡		$593,166

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	87	Mar-2014	$344
S&P Mid 400 Index E-MINI	70	Mar-2014	219

			$563

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2013

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $530,481 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $60,819 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $62,199 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard and Poor’s

Ser — Series

††	At December 31, 2013, the tax basis cost of the Fund’s investments was $450,396 ($ Thousands), and the unrealized appreciation and depreciation were $151,274 ($ Thousands) and ($8,502) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$500,124	$—	$—	$500,124
Exchange Traded Fund	936	—	—	936
Rights	—	—	—	—
Warrants	—	—	—	—
U.S. Treasury Obligations	—	993	—	993
Affiliated Partnership	—	62,199	—	62,199
Cash Equivalent	28,914	—	—	28,914

Total Investments in Securities	$529,974	$63,192	$—	$593,166

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$563	$—	$—	$563

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 16.9%
Abercrombie & Fitch, Cl A (A)	8,238	$271
Advance Auto Parts	3,400	376
AMC Networks, Cl A *	2,600	177
American Eagle Outfitters	21,403	308
BorgWarner	10,900	609
Chipotle Mexican Grill, Cl A *	985	525
Cinemark Holdings	4,800	160
Dillard’s, Cl A	1,800	175
Discovery Communications, Cl A *	4,825	436
Dollar General *	9,147	552
Foot Locker, Cl A	5,000	207
Fossil Group *	100	12
GameStop, Cl A (A)	13,725	676
Gap	5,700	223
Global Sources *	1,300	11
Graham Holdings, Cl B	270	179
H&R Block	800	24
Harley-Davidson, Cl A	19,341	1,339
Hasbro	5,965	328
Hilton Worldwide Holdings *	13,300	296
Interpublic Group	15,090	267
Jack in the Box *	200	10
Liberty Media *	430	63
Lululemon Athletica * (A)	6,350	375
Macy’s	5,600	299
Marriott Vacations Worldwide *	400	21
Mattel	3,600	171
Michael Kors Holdings *	11,600	942
Mohawk Industries *	3,600	536
NetFlix *	1,285	473
Newell Rubbermaid, Cl B	12,559	407
Norwegian Cruise Line Holdings *	9,900	351
O’Reilly Automotive *	3,400	438
Panera Bread, Cl A *	1,500	265
PetSmart	7,140	520
Polaris Industries	1,500	219
Ralph Lauren, Cl A	570	101
Ross Stores	9,600	719
Sally Beauty Holdings *	14,351	434
Scripps Networks Interactive, Cl A	2,700	233
Service International	8,500	154
Signet Jewelers	6,075	478
Starwood Hotels & Resorts Worldwide	800	64
Steven Madden *	1,700	62
Tesla Motors * (A)	2,065	311
Thor Industries	1,100	61
Under Armour, Cl A * (A)	2,950	257
Urban Outfitters *	10,400	386
VF	3,640	227
Whirlpool	1,580	248
Williams-Sonoma	6,200	361
Wyndham Worldwide	3,100	228
Wynn Resorts	2,025	393

		16,958

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 4.6%
Avon Products	9,800	$169
Bunge	2,900	238
Coca-Cola Enterprises	11,968	528
Darling International *	22,127	462
Dean Foods	5,200	89
Dr Pepper Snapple Group	4,300	210
Hershey	500	49
Ingredion	7,796	534
JM Smucker	5,627	583
Kroger	16,396	648
Lorillard	730	37
Molson Coors Brewing, Cl B	8,280	465
Nu Skin Enterprises, Cl A	1,900	262
Seaboard	4	11
SYSCO, Cl A	9,364	338

		4,623

Energy — 6.1%
Antero Resources *	4,300	273
Baker Hughes	1,400	77
Cabot Oil & Gas	12,300	477
Chesapeake Energy	5,400	146
Cimarex Energy	2,100	220
Concho Resources *	3,880	419
CVR Energy	3,400	148
Denbury Resources *	600	10
Devon Energy	1,300	80
Dril-Quip *	1,600	176
Energen	400	29
Ensco, Cl A	2,800	160
EQT	5,046	453
Frank’s International	11,100	300
HollyFrontier	1,200	60
Marathon Oil	4,300	152
Marathon Petroleum	2,700	248
McDermott International *	25,439	233
Murphy Oil	3,300	214
Nabors Industries	11,765	200
Newfield Exploration *	12,416	306
Oceaneering International, Cl A	2,400	189
Pioneer Natural Resources	2,243	413
Range Resources	2,672	225
REX American Resources *	200	9
SM Energy	2,200	183
Southwestern Energy, Cl A *	5,500	216
Spectra Energy	12,685	452
Tesoro	1,600	93

		6,161

Financials — 16.1%
Affiliated Managers Group *	2,990	649
Alexandria Real Estate Equities †	7,143	455
Allstate	5,897	322
American Campus Communities †	13,057	421
American Capital Agency, Cl A †	8,100	156
American Financial Group	3,000	173
Ameriprise Financial	5,469	629
Annaly Capital Management †	21,100	210
Aon	5,800	486
Ashford Hospitality Trust †	4,400	36

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Axis Capital Holdings	6,700	$319
Camden Property Trust †	600	34
CBRE Group, Cl A *	28,200	741
Cedar Shopping Centers †	1,600	10
CIT Group	2,500	130
CNA Financial	3,800	163
E*Trade Financial *	2,000	39
East West Bancorp	11,300	395
Endurance Specialty Holdings	6,638	389
Everest Re Group	300	47
Fifth Third Bancorp	39,501	831
Franklin Street Properties †	10,000	120
General Growth Properties †	6,600	133
Hancock Holding, Cl A	9,504	349
Hartford Financial Services Group	13,438	487
HCC Insurance Holdings	300	14
Healthcare Trust of America, Cl A †	5,200	51
Hospitality Properties Trust †	6,300	170
Host Hotels & Resorts †	21,160	411
Huntington Bancshares	24,100	233
ING US	5,400	190
Invesco	2,300	84
Invesco Mortgage Capital †	1,800	26
Jones Lang LaSalle	1,960	201
Kemper, Cl A	400	16
KeyCorp	19,600	263
McGraw-Hill	3,700	289
MFA Financial †	5,300	37
Moody’s	8,375	657
NASDAQ OMX Group, Cl A	2,600	104
Nelnet, Cl A	1,500	63
PartnerRe	5,864	618
ProAssurance	1,400	68
Raymond James Financial	600	31
Regions Financial	17,300	171
Reinsurance Group of America, Cl A	8,107	628
Resource Capital †	11,900	71
RLJ Lodging Trust †	6,800	165
Safety Insurance Group	200	11
Signature Bank NY, Cl B *	3,700	398
Starwood Property Trust †	7,200	200
Summit Hotel Properties †	600	5
SunTrust Banks	14,000	515
T. Rowe Price Group	2,800	235
Taubman Centers †	400	26
TCF Financial	18,795	305
TD Ameritrade Holding	13,000	398
Unum Group	9,326	327
Ventas †	3,900	223
Waddell & Reed Financial, Cl A	3,500	228
Willis Group Holdings	8,785	394
XL Group, Cl A	6,300	201
Zions Bancorporation	12,594	377

		16,128

Health Care — 12.0%
Actavis *	3,275	550
Agilent Technologies	13,400	766

Description	Shares	Market Value ($ Thousands)

Alexion Pharmaceuticals *	6,170	$821
Allergan	200	22
AmerisourceBergen	4,639	326
Becton Dickinson	600	67
Brookdale Senior Living, Cl A *	12,500	340
Bruker BioSciences *	14,000	277
C.R. Bard	1,500	201
CareFusion *	15,769	628
Cerner *	1,700	95
Charles River Laboratories International *	6,948	368
Cigna	3,800	332
Cooper, Cl A	2,917	361
Dentsply International	8,400	407
Envision Healthcare Holdings *	9,200	327
Forest Laboratories, Cl A *	4,500	270
HCA Holdings *	5,500	262
Hill-Rom Holdings	1,600	66
Humana	6,100	630
Illumina * (A)	6,100	675
Jazz Pharmaceuticals *	3,800	481
Mettler Toledo International * (A)	890	216
Patterson	11,890	490
Pharmacyclics *	1,500	159
Premier, Cl A *	8,500	312
Quest Diagnostics (A)	6,255	335
Sirona Dental Systems, Cl A *	7,350	516
St. Jude Medical	4,300	267
Techne, Cl A	600	57
United Therapeutics *	900	102
Universal Health Services, Cl B	2,200	179
Valeant Pharmaceuticals International *	3,275	385
Vertex Pharmaceuticals *	5,000	371
WellPoint	400	37
Zimmer Holdings	2,900	270
Zoetis, Cl A	3,400	111

		12,079

Industrials — 16.5%
Acuity Brands (A)	5,375	588
Aecom Technology *	6,200	183
AGCO	3,400	201
Air Lease, Cl A	11,900	370
Alaska Air Group	2,600	191
Amerco *	640	152
Ametek	4,600	242
AO Smith	4,400	237
Armstrong World Industries *	1,700	98
Canadian Pacific Railway	2,555	387
Carlisle	6,575	522
Cintas	7,108	423
Clean Harbors *	7,355	441
CSX	1,200	35
Delta Air Lines, Cl A	18,500	508
DigitalGlobe *	4,300	177
Dover	7,014	677
Flowserve	8,575	676
Fluor	9,616	772
Fortune Brands Home & Security	12,150	555
Generac Holdings *	7,900	447

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

HD Supply Holdings *	14,800	$355
Hertz Global Holdings *	19,700	564
Hexcel, Cl A *	4,300	192
IDEX	200	15
Jacobs Engineering Group *	3,300	208
JB Hunt Transport Services (A)	3,950	305
Kirby *	4,850	482
L-3 Communications Holdings	2,080	222
Lennox International	2,200	187
Lincoln Electric Holdings	3,000	214
Masco	6,800	155
Matson	5,600	146
MRC Global *	5,900	190
MSC Industrial Direct, Cl A	4,350	352
Northrop Grumman	900	103
Old Dominion Freight Line, Cl A *	1,100	58
Oshkosh Truck	4,500	227
Pall	7,725	659
Parker Hannifin, Cl A	3,513	452
Pitney Bowes (A)	5,400	126
Quanta Services *	6,600	208
Regal-Beloit	5,602	413
Rockwell Automation	2,400	284
Rollins	1,200	36
Spirit Aerosystems Holdings, Cl A *	6,500	222
Stanley Black & Decker	5,621	454
Stericycle, Cl A *	4,000	465
Timken	3,100	171
Towers Watson, Cl A	2,320	296
WABCO Holdings *	3,575	334
WW Grainger	930	238
Xylem	12,010	415

		16,630

Information Technology — 15.2%
3D Systems * (A)	2,200	204
Activision Blizzard	3,500	62
Alliance Data Systems * (A)	2,875	756
Amdocs	3,000	124
Amphenol, Cl A	7,150	638
Ansys *	2,300	201
Applied Materials	31,500	557
Arrow Electronics, Cl A *	3,600	195
Aruba Networks *	10,300	184
Avago Technologies, Cl A	9,900	523
Avnet	5,100	225
Booz Allen Hamilton Holding, Cl A	4,200	80
CA	7,100	239
Cabot Microelectronics *	200	9
Cadence Design Systems * (A)	27,151	381
Ciena * (A)	12,200	292
Citrix Systems *	7,274	460
CommVault Systems *	700	52
Comverse *	300	12
CoreLogic *	13,700	487
Diebold	10,610	350
DST Systems	2,200	200
F5 Networks, Cl A *	960	87

Description	Shares	Market Value ($ Thousands)

Fidelity National Information Services, Cl B	9,220	$495
Fiserv, Cl A *	2,200	130
FleetCor Technologies *	3,825	448
Genpact *	7,700	141
Guidewire Software, Cl Z *	4,100	201
Harris	3,100	217
iGate *	200	8
Ingram Micro, Cl A *	7,600	178
Intersil, Cl A	4,300	49
Intuit	400	31
Juniper Networks *	26,697	603
KLA-Tencor	6,250	403
LinkedIn, Cl A *	1,580	343
LSI Logic	23,200	256
Marvell Technology Group	10,800	155
Maxim Integrated Products	1,500	42
Microchip Technology (A)	10,123	453
NetApp	3,500	144
ON Semiconductor *	5,300	44
Palo Alto Networks *	5,450	313
Red Hat *	7,750	434
Rovi *	6,300	124
SanDisk	2,000	141
ServiceNow * (A)	4,825	270
Skyworks Solutions *	7,200	206
Splunk *	3,600	247
Symantec, Cl A	27,658	652
SYNNEX *	400	27
Synopsys *	18,086	734
Syntel *	500	46
Tableau Software, Cl A *	2,750	190
Total System Services	1,200	40
Western Digital	3,400	285
Workday, Cl A *	4,900	407
Xerox	3,200	39
Xilinx (A)	10,150	466

		15,280

Materials — 5.3%
Air Products & Chemicals	2,826	316
Albemarle	6,497	412
Allegheny Technologies (A)	12,856	458
Domtar	400	38
Eastman Chemical	500	40
FutureFuel	600	10
Greif, Cl A	7,041	369
International Flavors & Fragrances	2,300	198
Newmont Mining	9,500	219
Nucor	5,619	300
Owens-Illinois *	9,634	345
Packaging Corp of America	2,500	158
PPG Industries	2,575	488
Reliance Steel & Aluminum	2,400	182
Rock Tenn, Cl A	1,800	189
Rockwood Holdings	4,100	295
Scotts Miracle-Gro, Cl A	5,694	354
Sherwin-Williams, Cl A	2,295	421
Silgan Holdings	6,228	299
Southern Copper	2,900	83

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2013

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

United States Lime & Minerals *	100	$6
Westlake Chemical	1,500	183

		5,363

Telecommunication Services — 0.1%
CenturyTel (A)	3,800	121

Utilities — 4.1%
AES	15,500	225
AGL Resources	8,464	400
American Water Works	4,800	203
Atmos Energy	2,700	123
DTE Energy	3,200	212
Edison International	9,655	447
Great Plains Energy	18,038	437
Portland General Electric	14,441	436
PPL	8,900	268
SCANA	10,220	480
UGI	4,500	186
Xcel Energy	23,558	658

		4,075

Total Common Stock (Cost $83,248) ($ Thousands)		97,418

AFFILIATED PARTNERSHIP — 5.4%
SEI Liquidity Fund, L.P.
0.070% ** †† (B)	5,417,975	5,418

Total Affiliated Partnership (Cost $5,418) ($ Thousands)		5,418

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** ††	2,833,152	2,833

Total Cash Equivalent (Cost $2,833) ($ Thousands)		2,833

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.076%, 02/06/2014	$356	356

Total U.S. Treasury Obligation (Cost $356) ($ Thousands)		356

Total Investments — 105.5% (Cost $91,855) ($ Thousands)‡		$106,025

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
S&P Mid 400 Index E-MINI	12	Mar-2014	$39

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $100,523 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $5,306 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $5,418 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $91,855 ($ Thousands), and the unrealized appreciation and depreciation were $21,422 ($ Thousands) and ($7,252) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$97,418	$—	$—	$97,418
Affiliated Partnership	—	5,418	—	5,418
Cash Equivalent	2,833	—	—	2,833
U.S. Treasury Obligation	—	356	—	356

Total Investments in Securities	$100,251	$5,774	$—	$106,025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.1%

Consumer Discretionary — 7.1%
Bed Bath & Beyond *	30,700	$2,465
Big Lots *	40,413	1,305
Brinker International	27,292	1,264
Canadian Tire, Cl A	23,100	2,163
Cracker Barrel Old Country Store	25,100	2,763
CST Brands	11,214	412
DIRECTV *	86,000	5,942
DSW, Cl A	56,585	2,418
Foot Locker, Cl A	63,700	2,640
GameStop, Cl A	48,800	2,404
Gap	60,400	2,360
Gildan Activewear, Cl A	33,500	1,786
Graham Holdings, Cl B	4,860	3,224
Kohl’s	145,458	8,255
Lear	1,289	104
McDonald’s	25,300	2,455
Morningstar, Cl A	30,100	2,350
Murphy USA *	10,920	454
News *	104,149	1,877
Norwegian Cruise Line Holdings *	17,088	606
Panera Bread, Cl A *	5,076	897
PetSmart	23,169	1,686
Regal Entertainment Group, Cl A	3,042	59
Six Flags Entertainment	10,887	401
Target, Cl A	186,667	11,810
Time Warner Cable, Cl A	33,400	4,526
TJX	41,100	2,619

		69,245

Consumer Staples — 15.6%
Altria Group	151,161	5,803
Archer-Daniels-Midland	64,700	2,808
Bunge	67,131	5,512
Cal-Maine Foods	24,200	1,457
Church & Dwight	8,472	562
Clorox	68,428	6,347
Coca-Cola Enterprises	36,600	1,615
Colgate-Palmolive	33,818	2,205
ConAgra Foods	136,700	4,607
Costco Wholesale	52,798	6,283
CVS Caremark	95,700	6,849
Dr Pepper Snapple Group	103,923	5,063
Energizer Holdings	19,600	2,122
General Mills, Cl A	21,544	1,075
Hershey	89,548	8,707
Hormel Foods	140,139	6,330
Ingredion	25,300	1,732
Kellogg	71,125	4,343
Kimberly-Clark	40,284	4,208
Kroger	168,500	6,661
Lorillard	113,120	5,733
McCormick	45,801	3,157
Metro, Cl A	40,300	2,462
Molson Coors Brewing, Cl B	83,600	4,694
PepsiCo	74,322	6,164
Philip Morris International	9,000	784
Reynolds American	38,407	1,920
Safeway	58,300	1,899

Description	Shares	Market Value ($ Thousands)

Sanderson Farms	41,900	$3,031
SYSCO, Cl A	128,119	4,625
Tyson Foods, Cl A	276,858	9,264
Universal	31,000	1,693
Walgreen	66,800	3,837
Wal-Mart Stores	169,494	13,337
Whole Foods Market	64,873	3,752

		150,641

Energy — 4.4%
Chevron	130,538	16,305
ConocoPhillips	62,800	4,437
Core Laboratories	9,200	1,757
Diamond Offshore Drilling	14,200	808
Exxon Mobil	107,600	10,889
Halliburton	49,500	2,512
Marathon Oil	69,700	2,460
Suncor Energy	73,000	2,559
World Fuel Services	9,773	422

		42,149

Financials — 14.8%
Alleghany *	747	299
Allied World Assurance Holdings	52,435	5,915
Allstate	54,500	2,972
American Capital Agency, Cl A †	55,100	1,063
American Financial Group	79,100	4,566
Arch Capital Group *	54,268	3,239
Assurant	38,200	2,535
Axis Capital Holdings	165,480	7,872
BOK Financial	17,200	1,141
CBOE Holdings	47,900	2,489
Chubb	52,400	5,063
CIT Group	27,978	1,459
Comerica	56,200	2,672
Commerce Bancshares	6,210	279
Cullen/Frost Bankers	32,900	2,449
Endurance Specialty Holdings	39,050	2,291
Erie Indemnity, Cl A	1,700	124
Everest Re Group	90,900	14,169
First Citizens BancShares, Cl A	1,035	230
First Niagara Financial Group	213,400	2,266
Genworth MI Canada	71,000	2,448
HCC Insurance Holdings	95,100	4,388
Huntington Bancshares	274,600	2,650
MFA Financial †	267,640	1,889
National Bank of Canada	48,400	4,026
PartnerRe	144,960	15,283
PennyMac Mortgage Investment Trust †	89,100	2,046
People’s United Financial	43,974	665
Platinum Underwriters Holdings	34,300	2,102
Popular *	55,269	1,588
Primerica	40,700	1,747
Public Storage †	6,344	955
Reinsurance Group of America, Cl A	33,400	2,586
RenaissanceRe Holdings	104,831	10,204
Silver Bay Realty Trust †	7,187	115
SVB Financial Group, Cl B *	24,700	2,590
Tower Group International *	53,817	182

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Travelers	65,600	$5,939
Two Harbors Investment †	182,800	1,696
Unum Group	16,900	593
US Bancorp	228,923	9,248
Validus Holdings	187,096	7,538

		143,571

Health Care — 19.8%
Abbott Laboratories	58,300	2,235
AbbVie	62,700	3,311
Actavis *	22,701	3,814
Aetna, Cl A	94,200	6,461
AmerisourceBergen	129,894	9,133
Amgen, Cl A	71,400	8,151
AstraZeneca ADR	56,700	3,366
Baxter International	75,000	5,216
Becton Dickinson	54,194	5,988
Cardinal Health	195,377	13,053
CareFusion *	19,900	792
Centene *	41,000	2,417
Cigna	28,800	2,519
Covance *	8,965	789
Eli Lilly	82,585	4,212
Express Scripts Holding *	40,100	2,817
Forest Laboratories, Cl A *	44,600	2,677
Henry Schein *	30,570	3,493
Humana	48,654	5,022
Idexx Laboratories *	26,089	2,775
Intuitive Surgical *	7,181	2,758
Jazz Pharmaceuticals *	16,800	2,126
Johnson & Johnson	118,700	10,872
Laboratory Corp of America Holdings *	66,302	6,058
Magellan Health Services *	27,800	1,666
Mallinckrodt *	24,757	1,294
McKesson	81,225	13,110
MEDNAX *	46,200	2,466
Medtronic	52,100	2,990
Merck	208,600	10,440
Myriad Genetics *	3,215	67
Omnicare	41,300	2,493
Pfizer	286,400	8,773
Quest Diagnostics	112,513	6,024
Sirona Dental Systems, Cl A *	579	41
St. Jude Medical	52,400	3,246
Techne, Cl A	47,920	4,537
United Therapeutics *	55,800	6,310
UnitedHealth Group	94,600	7,123
WellCare Health Plans *	33,300	2,345
WellPoint	54,700	5,054
Zimmer Holdings	44,700	4,166

		192,200

Industrials — 5.8%
Alliant Techsystems	43,100	5,245
Cintas	6,697	399
Dun & Bradstreet	17,600	2,160
FTI Consulting *	32,000	1,317
General Dynamics	24,100	2,303
L-3 Communications Holdings	77,600	8,292
Landstar System	16,635	956

Description	Shares	Market Value ($ Thousands)

Lockheed Martin	83,878	$12,469
Northrop Grumman	101,678	11,653
Old Dominion Freight Line, Cl A *	51,000	2,704
Raytheon	72,200	6,549
Rollins	25,500	772
United Parcel Service, Cl B	16,900	1,776

		56,595

Information Technology — 10.7%
Amdocs	319,452	13,174
Apple	4,600	2,581
Aspen Technology *	14,900	623
Avnet	59,000	2,602
Booz Allen Hamilton Holding, Cl A	7,269	139
Broadridge Financial Solutions	71,545	2,828
Brocade Communications Systems *	40,642	360
CACI International, Cl A *	20,600	1,508
CDW	9,292	217
Cisco Systems	225,100	5,053
Citrix Systems *	10,791	683
Dolby Laboratories, Cl A *	67,300	2,595
DST Systems	7,016	637
Factset Research Systems	33,534	3,641
Flextronics International *	253,100	1,967
Genpact *	19,703	362
Harris	103,833	7,249
Hewlett-Packard	55,473	1,552
Ingram Micro, Cl A *	102,600	2,407
Intel	249,200	6,469
International Business Machines	49,471	9,279
Intuit	8,523	650
Jack Henry & Associates	44,900	2,659
Leidos Holdings *	54,750	2,545
Marvell Technology Group	182,300	2,622
Micros Systems *	58,358	3,348
Microsoft	196,700	7,362
Nvidia	195,967	3,139
Oracle, Cl B	69,800	2,671
Paychex	29,041	1,322
Qualcomm	9,300	691
Science Applications International	43,159	1,427
Skyworks Solutions *	89,700	2,562
Synopsys *	63,700	2,584
Tech Data *	30,000	1,548
Ubiquiti Networks *	37,300	1,714
Western Union	7,453	129
Zebra Technologies, Cl A *	15,800	855

		103,754

Materials — 1.4%
Ball	33,400	1,725
Barrick Gold	30,100	530
CF Industries Holdings	11,000	2,564
Compass Minerals International, Cl A	6,966	558
LyondellBasell Industries, Cl A	18,600	1,493
Praxair	11,954	1,554
Scotts Miracle-Gro, Cl A	15,791	983

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Sonoco Products	26,000	$1,085
Westlake Chemical	21,800	2,661

		13,153

Telecommunication Services — 4.9%
AT&T	351,077	12,344
BCE	102,600	4,442
NTT DoCoMo ADR	260,300	4,298
Rogers Communications, Cl B	84,700	3,832
SK Telecom ADR	191,000	4,702
TELUS	135,300	4,755
tw telecom, Cl A *	77,700	2,367
Verizon Communications	128,956	6,337
Vodafone Group ADR	99,900	3,927

		47,004

Utilities — 7.6%
Ameren	71,700	2,592
American Electric Power	109,000	5,095
American States Water	62,800	1,804
American Water Works	75,969	3,211
Atmos Energy	40,700	1,849
Avista	49,700	1,401
Consolidated Edison	168,544	9,317
DTE Energy	84,774	5,628
Edison International	203,126	9,405
Entergy	39,200	2,480
Exelon	150,400	4,119
FirstEnergy	69,900	2,305
Hawaiian Electric Industries	21,752	567
PG&E	193,000	7,774
Portland General Electric	111,200	3,358
PPL	166,600	5,013
Public Service Enterprise Group	148,400	4,755
Southern	58,883	2,421
Vectren	15,653	556

		73,650

Total Common Stock (Cost $710,549) ($ Thousands)		891,962

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	36,305,257	36,305

Total Cash Equivalent (Cost $36,305) ($ Thousands)		36,305

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.095%, 02/06/2014	$366	366
0.057%, 07/24/2014	113	113
0.040%, 01/09/2014	1,025	1,025

Total U.S. Treasury Obligations (Cost $1,504) ($ Thousands)		1,504

Total Investments — 96.0% (Cost $748,358) ($ Thousands)‡		$929,771

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	590	Mar-2014	$542

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $968,709 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $748,358 ($ Thousands), and the unrealized appreciation and depreciation were $191,095 ($ Thousands) and ($9,682) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$891,962	$—	$—	$891,962
Cash Equivalent	36,305	—	—	36,305
U.S. Treasury Obligations	—	1,504	—	1,504

Total Investments in Securities	$928,267	$1,504	$—	$929,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$542	$—	$—	$542

Total Other Financial Instruments	$542	$—	$—	$542

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.9%

Australia — 6.4%
AGL Energy	126,241	$1,697
Amcor	260,481	2,459
BHP Billiton	66,275	2,253
BlueScope Steel *	121,203	631
Brambles	233,892	1,915
CFS Retail Property Trust Group †	677,761	1,179
Coca-Cola Amatil	917,571	9,875
Computershare	148,051	1,507
CSL	78,960	4,871
Federation Centres †	612,422	1,282
Flight Centre Travel Group	46,653	1,984
GPT Group †	534,044	1,625
Hansen Technologies	41,039	45
Incitec Pivot	514,793	1,234
Insurance Australia Group	217,675	1,134
Lend Lease Group	76,863	766
Metcash, Cl A	2,340,600	6,617
Mineral Resources	16,897	179
Orora *	260,481	270
QBE Insurance Group	329,415	3,392
Ramsay Health Care	3,002	116
REA Group	10,072	340
Recall Holdings *	46,778	170
Rio Tinto	7,300	445
Sonic Healthcare	237,686	3,526
SP AusNet, Cl Miscellaneous	3,451,242	3,844
Sydney Airport	737,082	2,506
Tabcorp Holdings	919,054	2,985
Tatts Group	2,199,095	6,099
Telstra, Cl B	1,553,284	7,296
Transurban Group	192,804	1,180
Treasury Wine Estates	666,642	2,875
Wesfarmers	66,102	2,604
Westfield Group †	558,861	5,045
Westfield Retail Trust †	1,241,252	3,298
Woodside Petroleum	186,674	6,497
Woolworths	140,259	4,248

		97,989

Austria — 0.1%
Oesterreichische Post (A)	20,933	1,006
Verbund (A)	36,862	788

		1,794

Belgium — 0.3%
Belgacom	127,879	3,789

Canada — 12.4%
Alimentation Couche Tard, Cl B	45,800	3,443
Bank of Montreal	148,900	9,924
BCE	292,618	12,668
Bell Aliant	299,869	7,544
Canadian Imperial Bank of Commerce	146,600	12,517
Canadian National Railway	105,200	5,996
Canadian Tire, Cl A	164,400	15,394

Description	Shares	Market Value ($ Thousands)

Cash Store Financial Services, Cl A *	5,200	$8
CGI Group, Cl A *	154,000	5,151
CI Financial	25,300	842
Dollarama	57,100	4,741
Emera	72,400	2,083
Empire, Cl A	64,600	4,413
Encana	213,900	3,861
EnerCare	15,822	149
Fairfax Financial Holdings	2,000	798
First Capital Realty	47,700	795
Fortis, Cl Common Subscription Receipt	202,400	5,801
George Weston	73,100	5,332
Gildan Activewear	32,000	1,705
H&R †	139,500	2,810
Husky Energy	32,500	1,031
Industrial Alliance Insurance and Financial Services	14,300	632
Intact Financial, Cl Common Subscription Receipt	103,500	6,758
K-Bro Linen	4,265	159
Keyera	10,200	614
Laurentian Bank of Canada	3,600	159
Manitoba Telecom Services	250,000	6,986
Manulife Financial	133,500	2,634
Metro, Cl A	241,600	14,757
Morguard †	28,100	435
National Bank of Canada	119,100	9,908
North West	28,182	683
Onex	10,300	556
Pembina Pipeline	35,400	1,247
Power Corp of Canada	30,100	905
Premium Brands Holdings	4,500	96
RioCan, Cl Trust Unit †	244,700	5,704
Rogers Communications, Cl B	200,400	9,066
Rogers Sugar	46,402	235
Saputo	119,500	5,442
Shaw Communications, Cl B	13,600	331
TELUS	41,400	1,424
Tim Hortons	134,500	7,847
TransCanada	107,300	4,902
Valener	33,226	476

		188,962

Denmark — 2.2%
AP Moeller - Maersk, Cl B (A)	87	943
Carlsberg, Cl B (A)	12,248	1,357
Coloplast, Cl B (A)	41,632	2,765
D/S Norden (A)	25,620	1,351
GN Store Nord (A)	31,252	769
H Lundbeck, Cl H (A)	31,623	801
Jyske Bank *(A)	24,541	1,329
Novo Nordisk, Cl B	32,383	5,946
Royal UNIBREW	13,388	1,820
SimCorp (A)	16,400	646
Sydbank *(A)	19,593	522
TDC (A)	1,001,473	9,734
Topdanmark *(A)	224,179	5,917

		33,900

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Finland — 0.1%
Olvi, Cl A	1,700	$67
Orion, Cl B (A)	58,269	1,640

		1,707

France — 0.3%
Boiron	6,078	429
Bonduelle S.C.A.	6,128	163
Dassault Systemes	14,191	1,764
Lagardere SCA	13,095	488
Medica	13,305	348
Societe BIC	7,085	870
Societe De’Edition De Canal +	13,049	111
Tessi	531	66
Vilmorin & Cie	2,548	341

		4,580

Germany — 1.2%
Constantin Medien *	14,561	34
Fielmann (A)	40,237	4,720
Fresenius (A)	32,621	5,024
Kabel Deutschland Holding	2,938	381
Merck KGaA (A)	1,105	199
Stada Arzneimittel (A)	84,893	4,210
Suedzucker (A)	141,494	3,829
Wincor Nixdorf (A)	4,085	284

		18,681

Guernsey — 0.6%
Amdocs	222,273	9,167

Hong Kong — 2.8%
ASM Pacific Technology	54,800	459
Cheung Kong Infrastructure Holdings	591,000	3,731
Chow Tai Fook Jewellery Group	1,821,000	2,715
CLP Holdings, Cl B	1,720,500	13,602
Hutchison Whampoa	12,000	163
Kerry Properties	54,000	188
Li & Fung	2,122,000	2,737
Link †	1,084,500	5,259
PCCW	1,893,000	847
Power Assets Holdings	870,000	6,917
Prosperity †	586,000	171
Sunlight †	590,000	228
Swire Pacific, Cl A	100,000	1,172
Transport International Holdings, Cl B	14,000	30
Uni-Bio Science Group *	5,500,000	191
Wynn Macau	230,000	1,043
Yue Yuen Industrial Holdings	673,500	2,250

		41,703

Ireland — 0.2%
Greencore Group	212,765	786
ICON *	31,233	1,262
Kerry Group, Cl A	14,861	1,034

		3,082

Israel — 1.2%
Azrieli Group	63,154	2,100

Description	Shares	Market Value ($ Thousands)

Check Point Software Technologies *	72,450	$4,674
Formula Systems 1985	3,851	98
Given Imaging *	22,493	677
Ituran Location and Control	6,055	132
Osem Investments	39,949	976
Strauss Group	29,468	564
Teva Pharmaceutical Industries	222,091	8,881

		18,102

Italy — 0.3%
CSP International Fashion Group	1,207	2
Snam Rete Gas (A)	335,639	1,879
Terna Rete Elettrica Nazionale (A)	480,102	2,402

		4,283

Japan — 5.9%
Ajis (A)	1,300	19
Alfresa Holdings (A)	14,800	736
Alpen (A)	19,900	358
Artnature (A)	3,900	88
Benesse, Cl A (A)	27,800	1,119
Bic Camera * (A)	416	234
Can Do (A)	38,400	557
Coca-Cola West (A)	40,000	849
Doutor Nichires Holdings (A)	11,500	192
Duskin (A)	21,400	406
Dydo Drinco (A)	52,100	2,190
FamilyMart, Cl H (A)	61,900	2,833
Fancl (A)	240,200	2,601
Gree *	10,900	108
Hakuhodo DY Holdings (A)	118,200	918
Hiday Hidaka (A)	3,720	77
House Foods Group (A)	152,600	2,309
Idemitsu Kosan (A)	18,400	420
Ito En (A)	137,300	2,879
Itochu-Shokuhin (A)	3,900	127
Japan Petroleum Exploration (A)	10,300	391
Kappa Create Holdings (A)	24,200	459
Kasumi (A)	16,300	101
Kewpie (A)	477,800	6,649
KEY Coffee (A)	16,900	255
Kobayashi Pharmaceutical (A)	25,400	1,421
Kose (A)	169,400	5,390
Kura (A)	22,100	334
Lawson (A)	20,200	1,515
Lion, Cl H (A)	1,153,400	6,448
Mandom (A)	33,200	1,053
Marudai Food (A)	82,000	240
Matsumotokiyoshi Holdings (A)	78,500	2,742
Matsuya Foods (A)	16,600	274
Maxvalu Tokai (A)	3,300	48
McDonald’s Holdings Japan (A)	250,500	6,409
Megmilk Snow Brand (A)	43,000	543
Ministop (A)	76,300	1,194
Morinaga (A)	177,000	364
Morinaga Milk Industry (A)	285,025	847
MOS Food Services (A)	28,000	532

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Namco Bandai Holdings (A)	34,900	$776
Nihon Shokuhin Kako	2,000	7
Nippon Flour Mills (A)	98,000	484
Nippon Telegraph & Telephone (A)	40,500	2,186
Nisshin Oillio Group (A)	134,000	436
Noevir Holdings (A)	50,000	908
NTT DOCOMO (A)	708,100	11,683
Ohsho Food Service (A)	21,000	644
Omron, Cl JP (A)	11,800	523
Oracle Japan (A)	53,000	1,941
Osaka Gas (A)	32,000	126
Otsuka (A)	14,300	1,830
Otsuka Holdings (A)	47,400	1,371
Ricoh (A)	202,000	2,152
Rock Field (A)	27,700	497
Royal Holdings (A)	45,100	677
Shizuoka Gas (A)	30,000	179
Sogo Medical (A)	3,500	134
Starbucks Coffee Japan (A)	58,400	649
Suzuken (A)	34,200	1,110
TKC (A)	8,200	140
Tokai (A)	9,200	269
Watami Food Services *(A)	9,600	126
Yamazaki Baking (A)	192,000	1,973
Yoshinoya Holdings (A)	155,400	1,905

		88,955

Netherlands — 0.5%
Royal Dutch Shell, Cl A	212,233	7,576

New Zealand — 1.1%
Argosy Property	181,940	137
Auckland International Airport	1,310,526	3,808
Chorus	17,569	21
Contact Energy	224,546	948
Fisher & Paykel Healthcare	161,061	511
Fletcher Building	179,860	1,260
Infratil	102,751	192
Port of Tauranga	37,108	418
Restaurant Brands New Zealand	21,157	49
Ryman Healthcare	109,672	708
Sky City Entertainment Group	541,477	1,662
Sky Network Television	241,603	1,161
Summerset Group Holdings	69,427	186
Telecom Corp of New Zealand	3,123,080	5,925
Trade Me Group, Cl H	46,016	154

		17,140

Norway — 2.5%
Norsk Hydro (A)	71,309	319
Orkla (A)	981,359	7,669
Statoil (A)	668,809	16,259
Telenor (A)	553,074	13,211

		37,458

Portugal — 1.0%
EDP - Energias de Portugal	3,459,315	12,727
Portucel	122,445	491
Semapa-Sociedade de Investimento e Gestao	25,343	284

Description	Shares	Market Value ($ Thousands)

Sonaecom - SGPS	260,450	$922

		14,424

Singapore — 2.5%
CapitaCommercial Trust †	1,981,000	2,275
CapitaMall Trust †	781,000	1,178
China Yuchai International	29,083	607
ComfortDelGro	306,000	487
First †	140,000	118
Keppel	194,000	1,720
Mapletree Industrial Trust †	247,000	261
Metro Holdings	73,539	49
MobileOne	1,251,000	3,240
OSIM International	252,000	459
Sabana Shari’ah Compliant Industrial †	867,000	742
SATS	278,000	711
Sembcorp Industries	121,000	526
Singapore Airlines	183,000	1,509
Singapore Post	2,180,000	2,288
Singapore Press Holdings	951,000	3,103
Singapore Telecommunications	2,343,000	6,792
StarHub	2,770,000	9,412
Wilmar International	987,000	2,673
Yanlord Land Group	394,000	382

		38,532

Spain — 0.7%
Abengoa	703,330	2,109
Abertis Infraestructuras	112,741	2,509
ACS Actividades de Construccion y Servicios	24,620	849
Amadeus IT Holding, Cl A	54,700	2,344
Ebro Foods	7,663	180
EDP Renovaveis *	41,627	221
Enagas	9,726	255
Gas Natural SDG	107,028	2,757

		11,224

Sweden — 1.2%
Axfood	128,061	6,434
KappAhl *(A)	26,114	154
Swedish Match (A)	39,719	1,279
TeliaSonera (A)	1,162,718	9,712

		17,579

Switzerland — 2.1%
Actelion (A)	5,944	506
Allreal Holding, Cl A	25,111	3,487
Aryzta (A)	13,956	1,076
Atel Holding *(A)	1,391	192
Basler Kantonalbank, Cl H (A)	2,216	180
Bell (A)	46	120
Emmi (A)	1,224	376
Galenica (A)	7,468	7,541
Intershop Holdings	15	6
Lindt & Spruengli	8	433
Mobilezone Holding (A)	28,743	304
Mobimo Holding (A)	3,811	799
Novartis (A)	6,270	504
Orior	660	38
PSP Swiss Property (A)	50,358	4,280

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Siegfried Holding	5,821	$1,058
Swiss Prime Site, Cl H (A)	6,147	477
Swisscom (A)	18,636	9,879

		31,256

United Kingdom — 11.3%
Admiral Group	58,716	1,274
Associated British Foods	201,920	8,177
AstraZeneca	302,852	17,930
British American Tobacco	139,620	7,488
British Sky Broadcasting Group	285,606	3,992
Centrica	2,059,974	11,863
Cranswick	60,855	1,195
Dairy Crest Group	18,916	169
GlaxoSmithKline	521,518	13,919
Greggs	477,871	3,407
Imperial Tobacco Group	435,957	16,882
J Sainsbury	1,954,659	11,817
JD Sports Fashion	2,922	71
Next, Cl A	136,540	12,325
Reckitt Benckiser Group	7,276	578
Royal Dutch Shell, Cl A	219,502	7,864
Sage Group	11,841	79
Serco Group	174,456	1,442
Smith & Nephew	696,396	9,931
SSE	454,162	10,305
Synergy Health	46,324	923
Tate & Lyle	669,562	8,972
Unilever	197,131	8,104
WM Morrison Supermarkets	2,791,353	12,066

		170,773

United States — 34.0%
Activision Blizzard	56,727	1,011
Altria Group	170,256	6,536
American Express	83,526	7,578
American Public Education *	8,470	368
AmerisourceBergen	86,189	6,060
Amsurg *	12,299	565
Annaly Capital Management †	465,898	4,645
Archer-Daniels-Midland	207,540	9,007
Associated Banc-Corp	225,516	3,924
Astoria Financial	36,983	511
AT&T	323,949	11,390
Automatic Data Processing	89,227	7,210
Autozone *	28,473	13,608
Baxter International	56,362	3,920
Becton Dickinson	80,901	8,939
Brookline Bancorp, Cl A	62,169	595
Bunge	79,846	6,556
Cablevision Systems, Cl A	546,403	9,797
CACI International, Cl A *	10,430	764
Capella Education	3,316	221
Capitol Federal Financial	649,054	7,860
Cardinal Health	95,353	6,371
CenturyTel	21,452	683
Charles River Laboratories International *	55,617	2,950
Cigna	112,139	9,810
Clorox	212,777	19,737
Colgate-Palmolive	129,732	8,460

Description	Shares	Market Value ($ Thousands)

ConocoPhillips	111,390	$7,870
Consolidated Edison	4,274	236
Constellium, Cl A *	17,864	416
Dealertrack Technologies *	24,599	1,183
Dice Holdings *	238,941	1,732
Dr Pepper Snapple Group	52,255	2,546
DST Systems	102,790	9,327
Edison International	97,800	4,528
Eli Lilly	17,204	877
Empire District Electric	224,797	5,101
Energizer Holdings	12,115	1,311
Enzymotec *	6,000	162
Exxon Mobil	92,447	9,355
First Merchants	9,069	206
Fresh Del Monte Produce	20,624	584
GameStop, Cl A	14,951	737
General Mills, Cl A	322,583	16,100
Great Plains Energy	62,157	1,507
HealthSouth	41,810	1,393
Henry Schein *	62,919	7,189
Hershey	117,151	11,391
Hill-Rom Holdings	123,098	5,089
Hormel Foods	108,836	4,916
Idacorp, Cl A	26,914	1,395
Intuit	19,667	1,501
Intuitive Surgical *	18,833	7,233
Jack Henry & Associates	82,291	4,873
JM Smucker	61,875	6,412
Johnson & Johnson	200,967	18,407
Kaiser Aluminum	6,512	457
Kellogg	118,738	7,251
Kimberly-Clark	128,195	13,391
Kodiak Oil & Gas *	109,755	1,230
L-3 Communications Holdings	8,840	945
Laboratory Corp of America Holdings *	149,403	13,651
Liberty Media—Interactive, Cl A *	302,676	8,883
Lorillard	67,030	3,397
McKesson	60,956	9,838
Medcath *	43,046	59
Medtronic	141,991	8,149
Merck	22,783	1,140
MGE Energy	2,536	147
Monster Worldwide *	259,550	1,851
New York Community Bancorp	72,057	1,214
Northrop Grumman	81,121	9,297
Northwest Bancshares	28,115	416
Nutrisystem	172,365	2,834
Oil-Dri Corp of America	3,429	130
Orchids Paper Products	29,612	973
Otter Tail	36,228	1,060
Owens & Minor	162,976	5,958
Patterson	20,708	853
PDL BioPharma	101,440	856
People’s United Financial	145,317	2,197
PepsiCo	135,131	11,208
PetSmart	6,697	487
Pfizer	381,649	11,690
Philip Morris International	92,157	8,030

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PPL	32,568	$980
Procter & Gamble	98,529	8,021
Provident Financial Services	53,364	1,031
Quest Diagnostics	85,069	4,555
Reading International, Cl A *	16,183	121
ResMed	61,725	2,906
Rockville Financial	29,948	426
Simplicity Bancorp	5,945	96
Southern	117,231	4,819
Steel Dynamics	181,417	3,545
Symantec, Cl A	79,461	1,874
Target, Cl A	89,335	5,652
Territorial Bancorp	7,233	168
Tyson Foods, Cl A	374,042	12,515
Unitil	48,505	1,479
Universal	62,389	3,407
UNS Energy	160,201	9,588
US Bancorp	133,594	5,397
Vector Group	338,674	5,544
VeriSign *	75,520	4,514
Wal-Mart Stores	165,441	13,019
Washington Federal	68,047	1,585
Weis Markets	28,796	1,513
Wintrust Financial	4,088	189
Zions Bancorporation	126,729	3,797

		516,986

Total Common Stock (Cost $1,239,585) ($ Thousands)		1,379,642

PREFERRED STOCK — 0.0%

United States — 0.0%
Wachovia Preferred Funding †	5,113	128

Total Preferred Stock (Cost $139) ($ Thousands)		128

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	76,733,670	76,734

Total Cash Equivalent (Cost $76,734) ($ Thousands)		76,734

U.S. TREASURY OBLIGATIONS (B) (C) — 0.3%
U.S. Treasury Bills
0.055%, 02/06/2014	$2,860	2,860
0.052%, 07/24/2014	1,099	1,098

Total U.S. Treasury Obligations (Cost $3,958) ($ Thousands)		3,958

Total Investments — 96.3% (Cost $1,320,416) ($ Thousands) ‡		$1,460,462

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	197	Mar-2014	$417
FTSE 100 Index	97	Mar-2014	259
Hang Seng Index	15	Jan-2014	27
S&P 500 Index E-MINI	524	Mar-2014	780
SPI 200 Index	37	Mar-2014	132
Topix Index	46	Mar-2014	348

			$1,963

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/28/14	AUD	120,395	USD	106,646	$(867)
1/28/14	CAD	197,771	USD	185,350	(701)
1/28/14	CHF	30,311	USD	34,162	65
1/28/14	DKK	194,891	USD	35,953	(56)
1/28/14	EUR	51,593	USD	70,998	(88)
1/28/14	GBP	113,103	USD	185,382	(1,888)
1/28/14	HKD	323,285	USD	41,701	4
1/28/14	JPY	10,275,696	USD	99,550	1,759
1/28/14	NOK	238,865	USD	39,018	(328)
1/28/14	NZD	20,615	USD	16,910	(21)
1/28/14	SEK	123,792	USD	18,940	(332)
1/28/14	SGD	68,943	USD	54,693	75
1/28/14	USD	1,353	AUD	1,519	3
1/28/14	USD	2,972	CAD	3,158	(2)
1/28/14	USD	367	CHF	326	(1)
1/28/14	USD	424	DKK	2,296	—
1/28/14	USD	808	EUR	586	—
1/28/14	USD	3,650	GBP	2,221	27
1/28/14	USD	220	HKD	1,705	—
1/28/14	USD	284	JPY	29,681	(1)
1/28/14	USD	724	NOK	4,421	4
1/28/14	USD	188	NZD	230	—
1/28/14	USD	523	SEK	3,397	6
1/28/14	USD	475	SGD	600	—

					$(2,342)

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:

Counterparty	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman	(903,671)	901,329	$(2,342)

For the period ended December 31, 2013, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $1,517,044 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $215,792 ($ Thousands) and represented 14.2% of Net Assets.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2013

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,320,416 ($ Thousands), and the unrealized appreciation and depreciation were $162,487 ($ Thousands) and ($22,441) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,329,977	$49,665	$—	$1,379,642
Preferred Stock	128	—	—	128
Cash Equivalent	76,734	—	—	76,734
U.S. Treasury Obligations	—	3,958	—	3,958

Total Investments in Securities	$1,406,839	$53,623	$—	$1,460,462

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,963	$—	$—	$1,963
Forwards *
Unrealized Appreciation	—	1,943	—	1,943
Unrealized Depreciation	—	(4,285)	—	(4,285)

Total Other Financial Instruments	$1,963	$(2,342)	$—	$(379)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ”are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%

Consumer Discretionary — 5.5%
Advance Auto Parts	7,500	$830
Bed Bath & Beyond *	23,300	1,871
Big Lots *	16,600	536
Canadian Tire, Cl A	24,100	2,257
Cogeco Cable	10,500	474
Cracker Barrel Old Country Store	11,300	1,244
DIRECTV *	54,100	3,738
Dollar General *	8,319	502
DSW, Cl A	40,800	1,743
Foot Locker, Cl A	42,700	1,770
Graham Holdings, Cl B	2,600	1,725
Hasbro	37,800	2,079
Kohl’s	43,600	2,474
Madison Square Garden, Cl A *	26,800	1,543
Magna International, Cl A	8,600	706
McDonald’s	29,813	2,893
Morningstar, Cl A	36,822	2,875
Scripps Networks Interactive, Cl A	5,100	441
Target, Cl A	75,123	4,753
Time Warner Cable, Cl A	18,400	2,493
TJX	6,000	382

		37,329

Consumer Staples — 18.3%
Altria Group	117,388	4,507
Archer-Daniels-Midland	38,400	1,667
Brown-Forman, Cl B	12,735	962
Cal-Maine Foods	34,300	2,066
Campbell Soup	14,306	619
Church & Dwight	63,904	4,236
Clorox	36,583	3,393
Coca-Cola Enterprises	49,400	2,180
Colgate-Palmolive	68,913	4,494
ConAgra Foods	112,903	3,805
Costco Wholesale	44,096	5,248
CVS Caremark	68,900	4,931
Dr Pepper Snapple Group	35,300	1,720
Energizer Holdings	16,200	1,753
General Mills, Cl A	88,908	4,437
Harris Teeter Supermarkets	15,800	780
Hershey	64,957	6,316
Hormel Foods	101,460	4,583
JM Smucker	39,207	4,063
Kellogg	45,447	2,775
Kimberly-Clark	43,439	4,538
Kroger	138,516	5,476
Lorillard	156,579	7,935
McCormick	55,807	3,846
Metro, Cl A	35,000	2,138
Molson Coors Brewing, Cl B	35,200	1,976
PepsiCo	41,557	3,447
Philip Morris International	38,511	3,355
Procter & Gamble	56,437	4,595
Reynolds American	87,275	4,363
Safeway	42,200	1,374
Tyson Foods, Cl A	81,000	2,710
Universal	16,000	874
Walgreen	48,400	2,780

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	129,082	$10,157

		124,099

Energy — 2.9%
Chevron	48,800	6,096
ConocoPhillips	50,300	3,554
Core Laboratories	3,300	630
Diamond Offshore Drilling	5,400	307
Exxon Mobil	87,000	8,804
Suncor Energy	9,300	326

		19,717

Financials — 16.9%
Alleghany *	3,600	1,440
Allied World Assurance Holdings	20,831	2,350
Allstate	38,400	2,094
American Capital Agency, Cl A †	38,300	739
American Financial Group	73,600	4,248
Arch Capital Group *	54,338	3,243
Assurant	27,700	1,838
Axis Capital Holdings	81,400	3,872
Canadian Imperial Bank of Commerce	31,000	2,647
CBOE Holdings	34,100	1,772
Chubb	34,200	3,305
Comerica	38,000	1,807
Cullen/Frost Bankers	68,859	5,125
East West Bancorp	52,700	1,843
Endurance Specialty Holdings	20,100	1,179
Erie Indemnity, Cl A	5,400	395
Everest Re Group	42,273	6,589
First Niagara Financial Group	157,700	1,675
FirstMerit, Cl A	78,700	1,749
Genworth MI Canada	23,900	824
Government Properties Income Trust, Cl A †	55,900	1,389
Hancock Holding, Cl A	20,100	737
Hanover Insurance Group, Cl A	17,900	1,069
HCC Insurance Holdings	95,000	4,383
Home Properties †	32,901	1,764
Maiden Holdings	62,300	681
MFA Financial †	126,200	891
Mid-America Apartment Communities †	38,646	2,347
National Bank of Canada	35,700	2,970
PartnerRe	71,379	7,526
PennyMac Mortgage Investment Trust †	50,500	1,160
People’s United Financial	253,013	3,825
Platinum Underwriters Holdings	22,400	1,373
Primerica	33,600	1,442
Prosperity Bancshares	27,100	1,718
Reinsurance Group of America, Cl A	24,700	1,912
RenaissanceRe Holdings	94,358	9,185
Silver Bay Realty Trust †	4,355	70
SVB Financial Group, Cl B *	17,900	1,877
Tanger Factory Outlet Centers †	49,909	1,598
TFS Financial *	85,986	1,042
Tower Group International *	18,921	64
Travelers	49,800	4,509
Two Harbors Investment †	140,000	1,299
Unum Group	49,500	1,736

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

US Bancorp	47,200	$1,907
Validus Holdings	98,367	3,963
White Mountains Insurance Group	5,288	3,189

		114,360

Health Care — 19.9%
Abbott Laboratories	60,100	2,304
AbbVie	45,500	2,403
Actavis *	11,200	1,882
Aetna, Cl A	63,300	4,342
AmerisourceBergen	71,537	5,030
Amgen, Cl A	48,800	5,571
AstraZeneca ADR	53,600	3,182
Baxter International	34,500	2,400
Becton Dickinson	22,400	2,475
Cardinal Health	61,900	4,135
Celgene, Cl A *	3,600	608
Centene *	28,300	1,668
Cigna	20,100	1,758
Cooper, Cl A	2,400	297
Cubist Pharmaceuticals *	26,600	1,832
Eli Lilly	44,380	2,263
Endo Pharmaceuticals Holdings *	27,600	1,862
Express Scripts Holding *	27,600	1,939
Forest Laboratories, Cl A *	32,900	1,975
Greatbatch *	21,800	965
Humana	28,700	2,962
Idexx Laboratories *	17,600	1,872
Intuitive Surgical *	3,000	1,152
Jazz Pharmaceuticals *	15,700	1,987
Johnson & Johnson	135,163	12,379
Laboratory Corp of America Holdings *	53,638	4,901
Life Technologies *	54,295	4,116
Magellan Health Services *	13,600	815
McKesson	29,800	4,810
MEDNAX *	32,800	1,751
Medtronic	29,000	1,664
Merck	132,600	6,637
Omnicare	30,300	1,829
Owens & Minor	12,500	457
PDL BioPharma	96,900	818
Perrigo	31,664	4,859
Pfizer	169,600	5,195
Quest Diagnostics	98,189	5,257
St. Jude Medical	24,200	1,499
Techne, Cl A	43,892	4,155
United Therapeutics *	26,300	2,974
UnitedHealth Group	60,300	4,540
WellCare Health Plans *	23,900	1,683
WellPoint	42,100	3,890
Zimmer Holdings	36,400	3,392

		134,485

Industrials — 6.0%
Alliant Techsystems	41,500	5,050
Dun & Bradstreet	12,300	1,510
FTI Consulting *	19,800	814
General Dynamics	22,900	2,188
L-3 Communications Holdings	55,500	5,931
Landstar System	24,200	1,390
Lockheed Martin	28,400	4,222

Description	Shares	Market Value ($ Thousands)

Northrop Grumman	54,100	$6,200
Old Dominion Freight Line, Cl A *	35,000	1,856
Raytheon	66,100	5,995
Rollins	61,100	1,851
Stericycle, Cl A *	30,579	3,552
Watsco	3,600	346

		40,905

Information Technology — 9.2%
Activision Blizzard	23,400	417
Amdocs	129,100	5,324
Apple	3,100	1,739
Arrow Electronics, Cl A *	7,600	412
Aspen Technology *	10,200	426
Automatic Data Processing	42,846	3,462
Broadridge Financial Solutions	44,500	1,759
CA	48,400	1,629
CACI International, Cl A *	11,100	813
Cisco Systems	134,000	3,008
CSG Systems International	37,600	1,106
Dolby Laboratories, Cl A *	48,900	1,886
Factset Research Systems	16,300	1,770
Flir Systems	11,900	358
Global Payments	10,700	695
Google, Cl A *	1,809	2,027
Harris	65,700	4,587
IAC	21,975	1,510
Ingram Micro, Cl A *	73,000	1,713
Intel	165,200	4,289
International Business Machines	22,343	4,191
Jabil Circuit	52,500	916
Jack Henry & Associates	32,600	1,930
Leidos Holdings *	32,225	1,498
Micros Systems *	34,500	1,979
Microsoft	111,500	4,174
Oracle, Cl B	60,400	2,311
Qualcomm	19,300	1,433
Science Applications International	14,671	485
Skyworks Solutions *	63,700	1,819
Tech Data *	22,200	1,145
Total System Services	14,100	469
Ubiquiti Networks *	17,400	800
Zebra Technologies, Cl A *	7,200	389

		62,469

Materials — 1.2%
Aptargroup	7,900	536
Ball	34,700	1,792
Barrick Gold	24,900	439
Bemis	42,300	1,733
CF Industries Holdings	1,500	350
LyondellBasell Industries, Cl A	8,300	666
Sonoco Products	14,500	605
Westlake Chemical	16,100	1,965

		8,086

Telecommunication Services — 3.5%
AT&T	118,000	4,149
BCE	88,400	3,827
CenturyTel	14,057	448
NTT DoCoMo ADR	130,100	2,148
Rogers Communications, Cl B	68,600	3,103

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SBA Communications, Cl A *	13,400	$1,204
SK Telecom ADR	129,800	3,196
TELUS	32,100	1,174
Verizon Communications	34,076	1,674
Vodafone Group ADR	67,300	2,645

		23,568

Utilities — 10.4%
AGL Resources	65,036	3,072
Alliant Energy	6,300	325
Ameren	60,200	2,177
American Electric Power	81,000	3,786
American States Water	45,000	1,293
Atmos Energy	37,900	1,721
Avista	50,300	1,418
Cleco	24,700	1,151
Consolidated Edison	84,063	4,647
Dominion Resources	13,121	849
DTE Energy	36,580	2,428
Duke Energy	59,129	4,080
Edison International	102,200	4,732
Entergy	41,200	2,607
Exelon	104,400	2,860
Great Plains Energy	13,200	320
ITC Holdings	25,114	2,406
Northeast Utilities	84,838	3,596
OGE Energy	56,484	1,915
PG&E	123,000	4,954
Pinnacle West Capital	30,700	1,625
Portland General Electric	64,100	1,936
PPL	53,000	1,595
Public Service Enterprise Group	90,700	2,906
SCANA	42,609	2,000
Southern	102,351	4,208
UGI	38,500	1,596
Wisconsin Energy	97,404	4,027

		70,230

Total Common Stock (Cost $487,142) ($ Thousands)		635,248

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	38,668,241	38,668

Total Cash Equivalent (Cost $38,668) ($ Thousands)		38,668

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.071%, 7/24/2014	$60	60
0.060%, 2/6/2014	427	427
0.040%, 1/9/2014	630	630

Total U.S. Treasury Obligations (Cost $1,117) ($ Thousands)		1,117

Total Investments — 99.7% (Cost $526,927) ($ Thousands) ‡		$675,033

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	268	Mar-2014	$574

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $677,086 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $526,927 ($ Thousands), and the unrealized appreciation and depreciation were $154,503 ($ Thousands) and ($6,397) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	635,248	—	—	635,248
U.S. Treasury Obligations	—	1,117	—	1,117
Cash Equivalent	38,668	—	—	38,668

Total Investments in Securities	$673,916	$1,117	$—	$675,033

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$574	$—	$—	$574

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3% ‡

Consumer Discretionary — 0.1%
Hilton Worldwide Holdings *	7,150	$159

Financials — 95.2%
Alexandria Real Estate Equities † (A)	50,210	3,194
American Campus Communities †	24,250	781
Apartment Investment & Management, Cl A †	162,684	4,215
Ashford Hospitality Prime †	2,740	50
AvalonBay Communities †	59,511	7,036
Aviv †	21,110	500
BioMed Realty Trust † (A)	158,750	2,877
Boston Properties †	59,760	5,998
Brandywine Realty Trust †	51,100	720
BRE Properties, Cl A †	13,060	714
Brixmor Property Group † (A)	31,620	643
Brookfield Office Properties	62,750	1,208
Camden Property Trust †	23,150	1,317
Cousins Properties, Cl A †	31,890	328
CubeSmart †	128,710	2,052
DDR †	181,550	2,790
Digital Realty Trust, Cl A † (A)	17,030	836
Douglas Emmett †	105,860	2,465
Duke Realty †	190,660	2,868
EastGroup Properties †	7,190	416
Empire State Realty Trust, Cl A †	40,750	623
Equity Residential †	176,220	9,141
Essex Property Trust †	22,470	3,225
Extra Space Storage †	40,130	1,691
Federal Realty Investment Trust †	13,230	1,342
First Industrial Realty Trust †	33,930	592
General Growth Properties †	300,559	6,032
HCP †	209,720	7,617
Health Care †	103,170	5,527
Highwoods Properties †	58,780	2,126
Host Hotels & Resorts †	399,864	7,773
Hudson Pacific Properties †	24,720	540
Kilroy Realty †	44,160	2,216
Kimco Realty †	294,490	5,816
LaSalle Hotel Properties †	13,400	414
Liberty Property Trust † (A)	86,800	2,940
Macerich †	122,179	7,195
Mid-America Apartment Communities †	18,930	1,150
National Health Investors †	3,130	176
ProLogis †	299,276	11,058
Public Storage †	48,271	7,266
Regency Centers †	85,570	3,962
Retail Properties of America, Cl A †	38,870	494
Rexford Industrial Realty †	34,370	454
RLJ Lodging Trust †	105,210	2,559
Simon Property Group †	121,518	18,490
SL Green Realty †	45,020	4,159
Sovran Self Storage †	15,340	1,000
Strategic Hotels & Resorts * †	74,640	705
Sunstone Hotel Investors †	293,750	3,936
Tanger Factory Outlet Centers †	69,740	2,233
Taubman Centers †	44,180	2,824

Description	Shares	Market Value ($Thousands)

UDR †	202,690	$4,733
Ventas †	124,050	7,106
Vornado Realty Trust †	81,350	7,223
Weingarten Realty Investors † (A)	52,700	1,445

		186,791

Total Common Stock (Cost $168,797) ($ Thousands)		186,950

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** ††	8,824,561	8,825

Total Cash Equivalent (Cost $8,825) ($ Thousands)		8,825

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P. 0.070% ** †† (B)	8,273,809	8,274

Total Affiliated Partnership (Cost $8,274) ($ Thousands)		8,274

Total Investments — 104.0% (Cost $185,896) ($ Thousands) ‡‡		$204,049

Percentages are based on Net Assets of $196,266 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2013. The total market value of securities on loan at December 31, 2013 was $7,999 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2013 was $8,274 ($Thousands).

Cl — Class

L.P. — Limited Partnership

‡‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $185,896 ($ Thousands), and the unrealized appreciation and depreciation were $26,356 ($ Thousands) and ($8,203) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$186,950	$—	$—	$186,950
Cash Equivalent	8,825	—	—	8,825
Affiliated Partnership	—	8,274	—	8,274

Total Investments in Securities	$195,775	$8,274	$—	$204,049

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 31.3%
Acquisitions Cogeco Cable II, Term Loan B
3.250%, 09/20/2019	$124	$123
Advanstar Communications, Term Loan
5.500%, 04/29/2019	199	197
Advantage Sales and Marketing, Term Loan
8.250%, 12/12/2017	396	400
Affinia Group
4.750%, 04/25/2020	222	225
Affinion Group Holdings
6.750%, 10/08/2016	483	475
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	596	602
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	490	480
Alinta, 1st Lien Term Loan
6.375%, 08/13/2019	427	427
Alinta, Delayed Term Loan Unfunded (H)
0.500%, 08/13/2018	28	—
Allflex Holdings, Term Loan
4.250%, 06/17/2020	100	100
Alliance Holdings, Term Loan
5.000%, 12/07/2019	744	746
Alliance Laundry System, Term Loan
4.250%, 12/07/2018	532	534
Alliance Laundry Systems, Term Loan
4.250%, 12/10/2018	16	16
Allison Transmission
3.750%, 08/23/2019	124	124
Alpha Natural Resources, Term Loan B
3.500%, 05/31/2020	299	293
AMC Entertainment, Term Loan
3.500%, 04/30/2020	129	129
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	500	501
American Renal Holdings
4.500%, 08/14/2019	547	547
Applied Systems, Term Loan B
4.250%, 12/08/2016	239	240
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	420	421
Aramark
3.747%, 07/26/2016	138	139
Aramark, 1st Lien Term Loan
0.029%, 07/26/2016	32	32
Aramark, Term Loan C
3.747%, 07/26/2016	262	262
Asurion
4.500%, 05/24/2019	874	873
Atlas Energy, Term Loan B
6.500%, 07/31/2019	225	230
August U.S. Holding, Term Loan
5.000%, 04/27/2018	151	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

August UK Holding, Term Loan
5.000%, 04/27/2018	$196	$197
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	81	82
Avaya, Term Loan B3
4.762%, 10/26/2017	324	317
Bass Pro Group LLC
4.000%, 11/15/2019	127	127
BJ’s Wholesale Club
8.500%, 03/31/2020	120	122
4.500%, 09/26/2019	495	498
4.250%, 09/26/2019	1	1
BOOZ Allen Hamilton, Term Loan B
3.750%, 07/27/2019	297	298
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	500	502
Brickman Group Holdings, Term Loan, 2nd Lien
4.000%, 12/17/2021	161	164
Calpine, Term Loan
4.000%, 04/01/2018	195	196
CDW
3.500%, 04/29/2020	62	61
CDW, Term Loan
3.250%, 04/29/2020	436	434
CeramTec Acquisition
4.250%, 08/30/2020	86	86
CeramTec
4.250%, 07/30/2020	214	214
Ceridian, Extended Term Loan
4.415%, 05/09/2017	592	594
Charter Communications Operating, Term Loan E
3.000%, 04/10/2020	319	317
ConvaTec, Term Loan
4.000%, 12/30/2016	658	661
Cristal Inorganic Chemicals
6.026%, 11/15/2014	333	333
Cumulus Media, 1st Lien
4.250%, 12/18/2020	600	603
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	409	411
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	496	498
Davitia, Term Loan B2
4.000%, 08/21/2019	496	499
Del Monte Foods, Term Loan
4.000%, 03/08/2018	372	373
Dex Media West LLC
8.000%, 10/24/2014	501	391
Doncaster PLC, Term Loan
5.500%, 04/09/2020	697	703
Eagle Parent
4.500%, 05/16/2018	591	593
EFS Cogen Holdings
5.000%, 12/17/2020	261	263
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	218	218
4.000%, 05/25/2018	107	107

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Emergency Medical Services, Term Loan
4.000%, 05/25/2018	$24	$24
Endurance International, 1st Lien
5.000%, 11/09/2019	361	362
Energy Transfer Equity L.P.
3.250%, 11/15/2019	698	695
Equinox Fitness Club
0.000%, 01/31/2020 (A)	—	—
Equinox Fitness Club, Term Loan B
4.500%, 01/31/2020	2	2
4.500%, 01/31/2020	744	750
Essential Power LLC
4.250%, 08/07/2019	430	413
First Data, Term Loan
4.164%, 03/24/2018	624	625
Firth Rixson Limited, Term Loan
4.250%, 06/30/2017	496	497
Fortescue Medals Group
4.250%, 06/30/2019	495	501
Freescale Semiconductor
5.000%, 02/13/2020	687	694
Generac Power Systems, Term Loan B
3.500%, 06/22/2018	150	150
Genpact International, Term Loan B
3.500%, 08/30/2019	496	497
Global Cash Access, Term Loan
4.000%, 03/01/2016	203	203
Gray Television, Term Loan B
4.750%, 10/11/2019	172	173
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	199	198
Guitar Center, Extended Term Loan
6.250%, 04/09/2017	596	580
Harbor Freight Tools
4.750%, 07/25/2019	248	251
Harron Communications, L.P., Term Loan B
3.500%, 10/05/2017	417	417
Hilton Hotels, Term Loan B Cov-Lite 1st Lien
4.000%, 09/23/2020	427	430
3.750%, 09/23/2020	147	148
Hologic
3.750%, 08/01/2019	201	202
Hub International, 1st Lien Term Loan B
4.750%, 09/17/2020	700	708
IMS Health
3.750%, 09/01/2017	582	584
Ineos Holdings Limited
4.000%, 04/27/2018	611	613
Integra Telecom, Term Loan B
5.250%, 02/22/2019	308	312
Intelsat Jackson Holdings
3.750%, 06/30/2019	288	290
Inventiv Health, Term Loan B
7.500%, 08/04/2016	113	111
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	350	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ION Trading Technologies Term Loan
4.500%, 05/22/2020	$150	$151
ISS, Term Loan B
3.750%, 04/18/2018	138	138
J. Crew Group, Term Loan B
4.000%, 03/07/2018	684	688
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	274	268
JHT Holding, 2nd Lien Term Loan (D) (E)
12.500%, 04/24/2014	52	17
Kronos, Incremental Term Loan
4.500%, 10/30/2019	993	1,001
Lamar Media
4.000%, 10/01/2016	17	17
Language Line LLC, Term Loan B
6.250%, 06/20/2016	451	450
Lawson Software, Term Loan B2
5.250%, 04/05/2018	577	579
Leslie’s Poolmart
4.250%, 10/16/2019	595	597
Leslie’s Poolmart, Term Loan B
2.000%, 10/11/2019	2	—
Level 3 Communications
4.000%, 08/01/2019	750	753
Light Tower Fiber LLC
8.000%, 04/12/2021	100	101
4.500%, 04/13/2020	138	139
Light Tower Fiber LLC, Term Loan
4.500%, 04/11/2020	61	62
Live Nation, Term Loan
3.500%, 10/20/2016	242	243
MacDermid, Term Loan
4.000%, 06/05/2020	380	382
Media General (H)
4.250%, 07/30/2020	246	248
MEG Energy
3.750%, 03/21/2020	637	640
Merlin Entertainments Group
3.930%, 06/28/2019	271	271
MGM Resorts, Term Loan B
3.500%, 12/20/2019	398	398
Minimax & Co.
4.500%, 08/07/2020	200	201
Mohegan Tribal Gaming Authority
5.500%, 11/19/2019	252	256
MTL Publishing LLC, Term Loan B
4.250%, 03/05/2018	495	496
Navistar International
5.750%, 08/17/2017	155	158
Neiman Marcus Group, 1st Lien Term Loan
5.000%, 10/25/2020	600	607
Nelson Education Limited, Term Loan B1
2.748%, 07/05/2014	466	346
NEP Supershooters, Term Loan
4.750%, 01/22/2020	100	100

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newpage, Term Loan
7.750%, 11/16/2018	$298	$304
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	390	395
Ocwen Financial
5.000%, 02/15/2018	249	251
One Call Medical Term Loan, Lien 1
5.000%, 11/20/2020	568	568
One Call Medical, Term Loan, Lien 2
0.000%, 11/21/2021 (A)	236	237
OXEA, Term Loan
4.250%, 12/06/2019	520	523
Pinnacle Entertainment, Term Loan
3.750%, 08/05/2020	200	200
Progressive Waste Solutions, Term Loan B
3.500%, 10/22/2019	149	149
Quintiles Transnational
3.750%, 06/08/2018	429	428
Raycom TV Broadcasting LLC, Tranche B Term Loan
4.250%, 05/31/2017	393	392
Realogy, Extended Term Loan
4.540%, 10/10/2016	61	61
Redtop Acquistitions
8.250%, 06/22/2021	105	106
4.500%, 12/22/2020	100	100
Rexnord LLC
4.000%, 08/21/2020	287	287
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	671	683
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	89	89
5.750%, 02/13/2019	294	294
Ruby Western Pipeline
3.500%, 03/22/2020	594	594
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/2020	87	87
Salix Pharmaceuticals, Term Loan, 1st Lien
0.000%, 12/17/2019 (A)	151	153
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	425	428
Sealed Air
3.000%, 10/03/2018	258	259
Seaworld
3.000%, 05/30/2020	409	403
Sedgwick CMS Holdings, Term Loan
8.000%, 12/12/2018	88	90
4.250%, 06/12/2018	118	118
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	546	547
Sheridan Healthcare, Term Loan, 1st Lien
4.500%, 06/29/2018	494	495

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sheridan Healthcare, Term Loan, 2nd Lien
0.000%, 12/13/2021 (A)	$450	$453
Smart & Final, Term Loan
4.500%, 11/15/2019	496	495
Sophos Public
6.500%, 05/10/2019	398	398
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	205	205
Standard Aero, Term Loan B2
6.250%, 10/19/2018	185	186
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	174	174
Surgical Care Affiliates, Term Loan B
4.276%, 12/29/2017	594	593
Teine Energy Ltd., Term Loan 2nd Lien
7.500%, 05/17/2019	464	469
Telesat Canada, Term Loan B
3.500%, 03/26/2019	397	398
Templar Energy Term Loan, 2nd Lien
8.000%, 11/25/2020	500	501
Terex
3.500%, 04/28/2017	186	188
Texas Competitive Electric Holdings, Extending Term Loan
4.739%, 10/10/2017	212	147
4.668%, 10/10/2017	435	300
The Pantry, Term Loan B
4.750%, 07/31/2019	743	750
TI Automotive, Term Loan B
5.500%, 03/28/2019	503	510
Trans Union, LLC
4.250%, 02/10/2019	386	388
Travelport, Term Loan
6.250%, 06/26/2019	190	194
Tribune Company
4.000%, 12/31/2019	397	397
4.000%, 11/20/2020	700	696
True Religion Apparel, Term Loan
5.875%, 07/30/2019	650	616
TWCC Holding, Term Loan
7.000%, 12/11/2020	500	513
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	489	489
Univision Communications, Extended Term Loan B
4.000%, 03/31/2017	551	553
Valeant Pharmaceuticals International
3.750%, 02/13/2019	111	111
3.750%, 12/11/2019	494	497
Valeant Pharmaceuticals International, Term Loan E
4.500%, 06/30/2020	496	499
Verint Systems, Term Loan B 1st Lien
4.000%, 09/06/2019	398	400
Virgin Media, Term Loan B
3.500%, 02/15/2020	600	601

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2010 (G)	$2,000	$—
Walter Energy, Term Loan B
6.750%, 04/02/2018	258	253
5.750%, 04/02/2018	91	89
Warner Music Group, Term Loan
3.750%, 07/01/2020	250	250
Waste Industries, Term Loan B
4.000%, 03/17/2017	485	485
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	246	246
West
3.750%, 06/30/2018	333	334
WideOpenWest Finance
4.750%, 03/26/2019	148	149
Windstream, Term Loan B4
3.500%, 01/10/2020	596	596
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	679	679

Total Loan Participations (Cost $63,100) ($ Thousands)		61,266

CORPORATE OBLIGATIONS — 30.9%

Consumer Discretionary — 4.6%
Amazon.com
0.650%, 11/27/2015	450	450
Cequel Communications Holdings I
6.375%, 09/15/2020 (B)	600	615
Comcast
5.850%, 11/15/2015	400	438
Daimler Finance North America
1.102%, 08/01/2018 (B) (C)	250	251
Daimler Finance North America LLC
1.250%, 01/11/2016 (B)	600	601
ERAC USA Finance
1.400%, 04/15/2016 (B)	115	115
Maytag MTN
6.450%, 08/15/2014	500	517
NBCUniversal Enterprise
0.929%, 04/15/2018 (B) (C)	550	552
Newell Rubbermaid
2.000%, 06/15/2015	450	456
Nissan Motor Acceptance
0.946%, 09/26/2016 (B)	700	704
Penske Truck Leasing
2.500%, 07/11/2014 (B)	60	61
Reynolds Group Issuer
6.875%, 02/15/2021	185	199
5.750%, 10/15/2020	210	214
Sinclair Television Group
5.375%, 04/01/2021	500	492
Sirius XM Holdings
5.875%, 10/01/2020 (B)	1,000	1,020
Thomson Reuters
0.875%, 05/23/2016	600	596
Time Warner Cable
5.850%, 05/01/2017	450	491
Volkswagen International Finance
0.676%, 11/18/2016 (B) (C)	600	601

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walt Disney MTN
0.450%, 12/01/2015	$600	$599

		8,972

Consumer Staples — 2.1%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	350	352
BAT International Finance
1.400%, 06/05/2015 (B)	500	504
ConAgra Foods
1.300%, 01/25/2016	375	376
CVS Caremark
1.200%, 12/05/2016	330	330
Heineken
0.800%, 10/01/2015 (B)	325	325
Kellogg
0.469%, 02/13/2015 (C)	550	551
Kraft Foods Group
1.625%, 06/04/2015	500	506
Kroger
0.804%, 10/17/2016 (C)	450	451
Reynolds American
1.050%, 10/30/2015	240	241
SABMiller Holdings
0.932%, 08/01/2018 (B) (C)	500	502

		4,138

Energy — 2.0%
Atlas Pipeline Partners
4.750%, 11/15/2021 (B)	300	275
BP Capital Markets
0.876%, 09/26/2018 (C)	700	701
Devon Energy
0.784%, 12/15/2016 (C)	600	601
Enterprise Products Operating
1.250%, 08/13/2015	40	40
Gibson Energy
6.750%, 07/15/2021 (B)	207	219
MEG Energy
6.375%, 01/30/2023 (B)	500	503
Petrobras Global Finance BV
1.857%, 05/20/2016 (C)	300	299
Statoil
0.699%, 11/08/2018 (C)	300	301
Total Capital Canada
0.624%, 01/15/2016 (C)	170	171
Total Capital International
0.809%, 08/10/2018 (C)	450	453
TransCanada PipeLines
0.750%, 01/15/2016	325	324

		3,887

Financials — 16.3%
ABN AMRO Bank
1.036%, 10/28/2016 (B) (C)	450	451
American Express
0.828%, 05/22/2018 (C)	700	700
American Honda Finance
0.612%, 05/26/2016 (B) (C)	750	752
Australia & New Zealand Banking Group NY
0.801%, 05/15/2018 (C)	300	300
Bank of America
1.500%, 10/09/2015	300	303
Bank of Montreal MTN
0.843%, 04/09/2018 (C)	650	653

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
0.682%, 03/06/2018 (C)	$650	$650
Bank of Nova Scotia
0.950%, 03/15/2016	400	401
0.683%, 09/11/2015 (C)	375	376
Bank of Tokyo-Mitsubishi UFJ
0.852%, 09/09/2016 (B) (C)	650	652
BB&T MTN
1.103%, 06/15/2018 (C)	535	539
BNP Paribas MTN
0.832%, 12/12/2016 (C)	600	601
BPCE MTN
1.488%, 04/25/2016 (C)	450	456
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	528
Capital One
0.696%, 03/22/2016 (C)	550	549
CELCO
1.724%, 01/25/2026	625	625
Citigroup
0.788%, 08/25/2036 (C)	1,500	1,163
Commonwealth Bank of Australia
0.745%, 09/20/2016 (B) (C)	700	702
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.723%, 03/18/2016 (C)	550	551
Credit Agricole
1.096%, 10/03/2016 (B) (C)	750	752
Ford Motor Credit
1.489%, 05/09/2016 (C)	400	406
General Electric Capital MTN
1.109%, 05/09/2016 (C)	600	607
0.957%, 04/02/2018 (C)	300	302
Goldman Sachs Group
1.600%, 11/23/2015	400	404
1.436%, 04/30/2018 (C)	500	506
Hilton USA Trust, Ser HLF Cl AFL
1.169%, 11/05/2030 (B) (C)	245	245
HSBC Bank
0.881%, 05/15/2018 (B) (C)	600	601
Hyundai Capital America
1.625%, 10/02/2015 (B)	150	151
ILFC E-Capital Trust I
1.798%, 12/21/2065 (B) (C)	500	457
International Lease Finance
6.500%, 09/01/2014 (B)	450	465
Intesa Sanpaolo
3.125%, 01/15/2016	300	306
John Deere Capital
0.950%, 06/29/2015	350	353
JPMorgan Chase Capital XXI Ser U
1.192%, 02/02/2037 (C)	1,300	962
Merrill Lynch
1.003%, 09/15/2036 (C)	700	602
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (B)	275	279
1.700%, 06/29/2015 (B)	500	508
1.500%, 01/10/2018 (B)	220	214
Morgan Stanley
1.488%, 02/25/2016 (C)	900	912

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Global Funding
1.300%, 01/12/2015 (B)	$500	$504
0.589%, 05/23/2016 (B) (C)	400	402
Nordea Bank
0.699%, 05/13/2016 (B) (C)	600	602
Pricoa Global Funding I MTN
0.508%, 08/19/2015 (B) (C)	650	651
Principal Life Global Funding II
1.000%, 12/11/2015 (B)	250	250
0.606%, 05/27/2016 (B) (C)	415	416
Prudential Financial MTN
1.021%, 08/15/2018 (C)	500	502
RHP Hotel Properties ‡
5.000%, 04/15/2021	217	214
Royal Bank of Canada MTN
0.612%, 03/08/2016 (C)	600	601
0.473%, 01/06/2015 (C)	300	300
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	210	215
Simon Property Group ‡
6.750%, 05/15/2014	500	503
Societe Generale
1.327%, 10/01/2018 (C)	550	553
State Street Capital Trust IV
1.243%, 06/15/2037 (C)	375	283
Svenska Handelsbanken
0.716%, 09/23/2016 (C)	800	801
Toronto-Dominion Bank MTN
0.702%, 09/09/2016 (C)	200	201
0.418%, 05/01/2015 (C)	400	400
Toyota Motor Credit MTN
0.529%, 05/17/2016 (C)	500	501
0.393%, 09/18/2015 (C)	500	500
UBS MTN
5.875%, 07/15/2016	400	445
Unitrin
6.000%, 05/15/2017	670	735
Ventas Realty ‡
1.550%, 09/26/2016	500	504
Wells Fargo MTN
1.500%, 07/01/2015	750	761
0.869%, 04/23/2018 (C)	575	578
Westpac Banking
0.487%, 01/29/2015 (B) (C)	550	551

		31,957

Health Care — 1.6%
AbbVie
0.998%, 11/06/2015 (C)	550	556
Biomet
6.500%, 08/01/2020	225	236
CHS
7.125%, 07/15/2020	450	467
McKesson
0.950%, 12/04/2015	235	235
Mylan
1.350%, 11/29/2016	450	449
Providence Health & Services Obligated Group
1.047%, 10/01/2016 (C)	800	796
Thermo Fisher Scientific
1.300%, 02/01/2017	145	144
WellPoint
1.250%, 09/10/2015	210	211

		3,094

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.2%
Boart Longyear Management Pty
10.000%, 10/01/2018 (B)	$304	$316
Clean Harbors
5.250%, 08/01/2020	350	361
Glencore Funding
1.396%, 05/27/2016 (B) (C)	675	671
John Deere Capital MTN
0.363%, 06/15/2015 (C)	450	450
Kansas City Southern de Mexico
0.937%, 10/28/2016 (B) (C)	185	185
Pentair Finance
1.350%, 12/01/2015	285	287
Precision Castparts
0.700%, 12/20/2015	135	135

		2,405

Information Technology — 0.6%
Hewlett-Packard
0.638%, 05/30/2014 (C)	600	600
TSMC Global
0.950%, 04/03/2016 (B)	250	249
Western Union
2.375%, 12/10/2015	85	87
1.239%, 08/21/2015 (C)	325	326

		1,262

Materials — 0.8%
FMG Resources August 2006 Pty
8.250%, 11/01/2019 (B)	250	281
Packaging Dynamics
8.750%, 02/01/2016 (B)	500	514
Rio Tinto Finance USA
1.084%, 06/17/2016 (C)	625	629
Walter Energy
8.500%, 04/15/2021	250	208

		1,632

Telecommunication Services — 1.0%
AT&T
0.800%, 12/01/2015	450	449
0.624%, 02/12/2016	450	449
Intelsat Luxembourg
7.750%, 06/01/2021 (B)	325	349
Softbank
4.500%, 04/15/2020 (B)	225	219
Verizon Communications
1.993%, 09/14/2018 (C)	515	541

		2,007

Utilities — 0.6%
Dominion Gas Holdings
1.050%, 11/01/2016 (B)	600	598
Duke Energy Indiana
0.596%, 07/11/2016 (C)	170	170
Duke Energy Ohio
0.382%, 03/06/2015 (C)	300	300

		1,068

Total Corporate Obligations (Cost $61,025) ($ Thousands)		60,422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 27.1%

Automotive — 13.4%
Ally Auto Receivables Trust, Ser 2010-5, Cl B
2.450%, 06/15/2016 (B)	$300	$304
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	487	491
Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	405	405
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	380	381
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	725	725
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	570	571
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	369	369
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	261	262
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.548%, 03/08/2017 (C)	195	195
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	106	106
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	61	61
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	2	2
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	525
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	228	228
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	440	439
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.717%, 03/15/2020 (B) (C)	514	515
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.467%, 01/15/2021 (B) (C)	313	313
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (B)	305	305

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	$156	$156
Capital Auto Receivables Asset, Ser 2013-4, Cl A1
0.547%, 03/21/2016 (C)	295	295
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	564
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	186	186
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	325
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	116
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	65	65
Chesapeake Funding, Ser 2012-1A, Cl A
0.919%, 11/07/2023 (B) (C)	328	329
Chesapeake Funding, Ser 2013-1A, Cl A
0.619%, 01/07/2025 (B) (C)	425	426
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	245	245
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	315	315
Credit Acceptance Auto Loan Trust, Ser 2013-2A Cl A
1.500%, 04/15/2021 (B)	400	400
Credit Acceptance Auto Loan Trust, Ser 2012-1A, Cl A
2.200%, 09/16/2019 (B)	660	665
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	270	270
Enterprise Fleet Financing, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	143	143
Enterprise Fleet Financing, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	515	515
Fifth Third Auto Trust, Ser 2013-A, Cl A2
0.450%, 01/15/2016	483	483
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	225	225
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	398	400
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	177	177
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	673	673

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2013-B, Cl A2B
0.437%, 01/15/2016 (C)	$290	$290
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	157	157
Ford Credit Auto Lease Trust, Ser 2013-A, Cl A2
0.460%, 05/15/2015	338	338
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	34	34
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	486
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	14	14
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	232	232
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	145	145
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.716%, 12/10/2027 (B) (C)	375	375
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (B)	445	451
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	456	455
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (B)	495	496
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A4
1.050%, 04/17/2017 (B)	120	120
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	218	218
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A2
0.570%, 06/15/2016	510	510
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	825	830
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	145	145
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A2
0.500%, 03/15/2016	415	415
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (B)	310	310

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motor PLC, Ser 2012-12A, Cl A1B
0.664%, 02/25/2020 (B) (C)	$166	$166
Motor PLC, Ser 2013-1A, Cl A1
0.665%, 02/15/2021 (B) (C)	396	396
Nissan Auto Lease Trust Ser 2013-B, Cl A2B
0.437%, 01/15/2016 (C)	220	220
Nissan Auto Lease, Ser 2013-A, Cl A2A
0.450%, 09/15/2015	550	550
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	490
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	295	295
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (B)	335	335
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	335	335
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	571	572
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/2017	334	340
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	131	131
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	520	520
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	157	157
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	320	320
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/2015	590	591
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	420	420
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	181	181
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	81	81
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.487%, 05/16/2016 (C)	235	235

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Master Owner Trust, Ser 2013-1, Cl A
0.518%, 02/15/2018 (B) (C)	$235	$235

		26,216

Credit Cards — 3.6%
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.347%, 02/15/2019 (C)	555	554
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	497
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	675	675
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.587%, 07/15/2020 (C)	650	650
Citibank Credit Card Issuance Trust, Ser 2013-A3
0.910%, 07/23/2018	600	602
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.917%, 08/15/2018 (B) (C)	500	507
Discover Card Execution Note Trust, Ser 2013-A3, Cl A3
0.347%, 10/15/2018 (C)	555	554
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	221
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	202
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	439
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.507%, 07/16/2018 (C)	240	240
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	477
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	525	525
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.867%, 06/15/2017 (B) (C)	550	553
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	330	329

		7,025

Financials — 0.2%
ACE Securities Home Equity Loan Trust, Ser 2005-SD3 Cl A
0.565%, 08/25/2045 (C)	109	108
New York City, Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	189	190

		298

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 10.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.505%, 01/25/2035 (C)	$252	$246
Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates, Ser 2004-3, Cl A2B
1.265%, 09/25/2034 (C)	331	327
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	543
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	605
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.867%, 06/15/2017 (C)	500	502
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	440	442
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.617%, 02/15/2018 (C)	280	280
Ally Master Owner Trust, Ser 2013-2, Cl A
0.617%, 04/15/2018 (C)	675	674
Apidos CDO, Ser 2013-12A, Cl A
1.344%, 04/15/2025 (B) (C)	550	541
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/2025 (B) (C)	560	549
Babson CLO, Ser 2013-IA, Cl A
1.342%, 04/20/2025 (B) (C)	600	590
CIFC Funding, Ser 2013-1A, Cl A1
1.396%, 04/16/2025 (B) (C)	485	478
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	220	221
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	280
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	260	260
Ford Credit Floorplan Master Owner Trust
0.637%, 09/15/2018	505	505
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.548%, 01/15/2018 (C)	330	330
GE Business Loan Trust, Ser 2003-2A, Cl B
1.167%, 11/15/2031 (B) (C)	34	29
GE Business Loan Trust, Ser 2004-2A, Cl A
0.387%, 12/15/2032 (B) (C)	57	54
GE Business Loan Trust, Ser 2004-2A, Cl B
0.647%, 12/15/2032 (B) (C)	43	40

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.737%, 02/20/2017 (C)	$640	$642
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 06/20/2017 (C)	455	456
GE Equipment Midticket LLC, Ser 2013-1 A2, Cl A2
0.640%, 03/22/2016	215	215
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Small Ticket, Ser 2013-1A Cl A2
0.730%, 01/25/2016 (B)	185	185
GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (B)	84	84
GE Equipment Transportation, Ser 2013-2 Cl A2
0.610%, 06/24/2016	395	395
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	100	100
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	591	591
GE Equipment Transportation, Ser 2013-1, Cl A2
0.500%, 11/24/2015	251	251
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.597%, 09/15/2018 (B) (C)	625	626
Granite Master Issuer, Ser 2006-3, Cl A4
0.247%, 12/20/2054 (C)	515	510
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	280	282
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (B)	640	640
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	170	169
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (B)	650	648
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.790%, 11/15/2046 (B)	370	369
John Deere Owner Trust
0.550%, 01/15/2016	300	300
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	725	725

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Katonah, Ser 2005-7A, Cl B
0.661%, 11/15/2017 (B) (C)	$700	$684
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (B)	116	116
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.637%, 05/15/2017 (C)	690	692
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/2025 (B) (C)	550	541
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.362%, 04/20/2025 (B) (C)	330	325
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.162%, 04/20/2021 (B) (C)	475	474
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.338%, 10/25/2016 (C)	36	36
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.685%, 03/25/2026 (C)	405	405
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.017%, 12/16/2024 (B) (C)	199	199
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.330%, 11/26/2021 (B) (C)	219	214
Volvo Financial Equipment, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	320	319

		19,564

Total Asset-Backed Securities (Cost $53,165) ($ Thousands)		53,103

MORTGAGE-BACKED SECURITIES — 11.0%

Agency Mortgage-Backed Obligations — 3.5%
FHLMC
6.000%, 09/01/2026	128	142
FNMA
6.500%, 09/01/2026	95	106
6.000%, 11/01/2026 to 04/01/2040	777	863
5.000%, 02/01/2023 to 03/01/2025	234	252
FNMA TBA
3.500%, 01/01/2041	900	941
3.000%, 01/16/2026	3,100	3,163
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.619%, 10/07/2020 (C)	426	428
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.619%, 01/08/2020 (C)	545	547
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.571%, 03/11/2020 (C)	190	190
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.549%, 03/06/2020 (C)	183	184
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.549%, 05/07/2020 (C)	117	117

		6,933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 7.4%
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.746%, 11/25/2034 (C)	$124	$123
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.917%, 04/25/2035 (C)	397	342
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.727%, 10/25/2035 (C)	268	243
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (C)	475	504
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	363	361
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.687%, 09/25/2034 (C)	88	88
COMM Mortgage Trust, Ser 2013-CR10
1.278%, 08/10/2046	294	294
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	246	247
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	469	483
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	527	528
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	225	224
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	348	345
Commercial Mortgage Pass-Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	263	262
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	460	484
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.398%, 11/15/2021 (B) (C)	810	798
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	461	486
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	247	246
GS Mortgage Securities Trust, Ser GC13, Cl A1
1.206%, 07/10/2046	183	183
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.685%, 04/25/2035 (C)	247	239

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FD1
0.655%, 07/25/2035	$439	$437
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	485	501
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (B)	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	130	129
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	328	329
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	126	126
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.673%, 10/25/2036 (C)	514	447
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.790%, 12/25/2034 (C)	174	175
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	145	144
Morgan Stanley Capital I Trust, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (C)	305	310
Morgan Stanley, Ser 12, Cl AXA
1.000%, 03/27/2051 (B)	414	414
MortgageIT Trust, Ser 2005-5, Cl A1
0.425%, 12/25/2035 (C)	760	696
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates, Ser 2005-1, Cl A4
0.565%, 02/25/2035 (C)	86	86
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.487%, 11/20/2034 (C)	183	180
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.467%, 12/20/2034 (C)	151	147
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.387%, 03/20/2035 (C)	87	79
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (B) (C)	326	325
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	407	406

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/2042	$295	$306
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/2044 (C)	277	294
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.464%, 12/15/2044 (C)	300	319
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.434%, 03/25/2036 (C)	323	288
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	417	415
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.610%, 01/25/2035 (C)	279	279
WF RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (B)	186	188
WF RBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	228	229
WF RBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	366	366
WF RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	422	419

		14,560

Total Mortgage-Backed Securities (Cost $21,745) ($ Thousands)		21,493

MUNICIPAL BONDS — 1.6%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	570	571
Grand Parkway Transportation Ser D, RB
1.000%, 10/01/2017 (C)	350	350
New Jersey Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	451
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	375	385
North Carolina, Eastern Municipal Power Agency Ser C, RB
4.430%, 01/01/2014	350	350
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	231
1.044%, 04/01/2014	220	220

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

State of Illinois, GO
4.071%, 01/01/2014	$510	$510

Total Municipal Bonds (Cost $3,069) ($ Thousands)		3,068

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% †**	4,419,665	4,420

Total Cash Equivalent (Cost $4,420) ($ Thousands)		4,420

REPURCHASE AGREEMENT (F) — 0.4%
Goldman Sachs 0.010%, dated 12/31/13, to be repurchased on 01/02/14, repurchase price $700,000 (collateralized by various FNMA obligations, par value $105,096 - $600,000, 3.413% - 6.500%, 09/01/27 - 12/01/38, with total market value of $711,113)	700	700

Total Repurchase Agreement (Cost $700) ($ Thousands)		700

Total Investments — 104.5% (Cost $207,224) ($ Thousands) ‡‡		$204,472

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(48)	Mar-2014	$124
U.S. 2-Year Treasury Note	(21)	Apr-2014	8
U.S. 5-Year Treasury Note	18	Apr-2014	(15)

			$117

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $195,676 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(D)	Security considered illiquid and restricted. The total value of such security as of December 31, 2013 was $17 ($ Thousands) and represented 0.01% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $17 and represented 0.01% of Net Assets.

(F)	Tri-Party Repurchase Agreement.

(G)	Security in default on interest payments.

(H)	Unfunded bank loan.

AMBAC — American Municipal Bond Assurance Corporation

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

‡‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $207,224 ($ Thousands), and the unrealized appreciation and depreciation were $1,261 ($ Thousands) and $(4,013) ($ Thousands), respectively.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2013

The restricted securities held by the Fund as of December 31, 2013, is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien Term Loan	$50	12/16/08	12/16/08	$52	$17	0.01%

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$59,797	$625	$60,422
Asset-Backed Securities	—	53,103	—	53,103
Mortgage-Backed Securities	—	21,493	—	21,493
Common Stock	—	—	—	—
Loan Participations	—	61,249	17	61,266
Municipal Bonds	—	3,068	—	3,068
Cash Equivalent	4,420	—	—	4,420
Repurchase Agreement	—	700	—	700

Total Investments in Securities	$4,420	$199,410	$642	$204,472

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Futures Contracts *
Unrealized Appreciation	$132	$—	$—	$132
Unrealized Depreciation	(15)	—	—	(15)

Total Other Financial Instruments	$117	$—	$—	$117

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.2%

Agency Mortgage-Backed Obligations — 30.3%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$701	$792
7.000%, 06/01/2015 to 03/01/2039	751	823
6.500%, 06/01/2017 to 09/01/2039	1,159	1,241
6.000%, 03/01/2020 to 07/01/2037	3,902	4,264
5.500%, 03/01/2014 to 01/01/2039	11,377	12,413
5.000%, 10/01/2018 to 04/01/2042	21,265	23,053
4.500%, 07/01/2026 to 09/01/2042	1,774	1,897
4.000%, 04/01/2019 to 08/01/2043	9,608	10,056
3.500%, 12/01/2025 to 08/01/2043	18,882	18,999
3.000%, 07/01/2032 to 09/01/2043	3,581	3,385
2.500%, 11/01/2027 to 05/01/2028	7,514	7,454
1.350%, 04/29/2014	560	562
1.250%, 10/02/2019	300	284
FHLMC ARM (A)
3.162%, 02/01/2042	1,029	1,048
2.857%, 05/01/2042	701	705
2.261%, 10/01/2042	701	705
2.240%, 07/01/2043	3,799	3,796
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	32	34
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	807	902
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	210	241
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,157	1,305
FHLMC CMO, Ser 2002-48, Cl 1A
5.779%, 07/25/2033 (A)	16	18
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	207	237
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	166	197
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	228	268
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	239	283
FHLMC CMO, Ser 2005-2945, Cl SA
11.994%, 03/15/2020 (A)	855	980
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	721	808

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	$2,450	$2,710
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	1,015	1,105
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.863%, 05/15/2038 (A)	265	27
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	844	940
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.063%, 01/15/2040 (A)	187	25
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	914	1,014
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	1,142	1,254
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	407	437
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	725	795
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.783%, 10/15/2041 (A)	1,214	242
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.433%, 11/15/2041 (A)	998	189
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.883%, 08/15/2039 (A)	2,211	298
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.783%, 06/15/2042 (A)	175	35
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.883%, 07/15/2042 (A)	91	22
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,260	199
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.883%, 08/15/2042 (A)	181	41
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.983%, 10/15/2042 (A)	561	123
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.983%, 11/15/2042 (A)	184	45
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.983%, 11/15/2042 (A)	188	42
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.983%, 11/15/2042 (A)	282	66
FHLMC CMO, Ser 2012-4147, Cl CS, IO
5.933%, 12/15/2042 (A)	477	109
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.033%, 05/15/2039 (A)	1,721	338

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4199, Cl SB, IO
6.033%, 05/15/2040 (A)	$675	$141
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.083%, 09/15/2042 (A)	577	115
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	923
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,303
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.205%, 01/25/2020 (A)	2,651	134
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.390%, 04/25/2020 (A)	8,353	474
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.823%, 06/25/2020 (A)	5,676	454
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.661%, 08/25/2020 (A)	2,924	213
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.834%, 07/25/2021 (A)	3,142	308
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.733%, 10/25/2021 (A)	1,264	121
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.446%, 12/25/2021 (A)	1,620	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.903%, 09/25/2022 (A)	1,313	78
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl X1, IO
2.248%, 05/25/2018 (A)	5,703	446
FHLMC TBA
3.500%, 01/01/2041	600	595
FNMA
7.000%, 09/01/2026 to 02/01/2039	2,625	2,986
6.500%, 05/01/2017 to 09/01/2038	846	915
6.000%, 10/01/2019 to 07/01/2037	11,739	13,109
5.500%, 06/01/2014 to 04/01/2040	11,942	13,153
5.000%, 01/01/2020 to 05/01/2042	36,584	39,959
4.500%, 04/01/2025 to 12/01/2042	22,162	23,640

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.338%, 11/01/2021	$2,961	$3,209
4.299%, 07/01/2021	2,895	3,114
4.000%, 08/01/2020 to 08/01/2043	27,226	28,127
3.762%, 12/01/2020	3,100	3,252
3.665%, 10/01/2020	1,842	1,937
3.632%, 12/01/2020	2,107	2,191
3.500%, 07/01/2032 to 05/01/2043	34,641	34,612
3.000%, 02/01/2033 to 06/01/2043	27,804	26,758
2.629%, 09/01/2043	544	535
2.500%, 07/01/2027 to 02/25/2044	10,973	10,835
2.460%, 04/01/2023	3,376	3,168
2.374%, 02/01/2043	279	281
2.115%, 02/01/2043	270	270
2.062%, 06/01/2043	1,031	1,027
FNMA ARM (A)
3.028%, 03/01/2042	413	418
2.883%, 05/01/2043	184	185
2.503%, 11/01/2042	521	530
2.471%, 09/01/2043	636	640
2.207%, 07/01/2043	519	518
2.156%, 10/01/2035	3,006	3,167
2.154%, 05/01/2043	2,498	2,498
2.140%, 11/01/2035	359	378
2.136%, 11/01/2035	497	524
2.131%, 11/01/2035 to 01/01/2043	824	850
2.129%, 11/01/2035	374	395
2.114%, 11/01/2035	1,645	1,727
2.113%, 04/01/2043	224	223
2.103%, 01/01/2043	489	489
2.088%, 11/01/2035	409	430
2.073%, 10/01/2035	2,208	2,320
2.056%, 10/01/2035	263	277
2.041%, 06/01/2043	381	379
2.036%, 07/01/2043	296	283
2.010%, 01/01/2043	239	238
1.987%, 04/01/2043	1,482	1,476
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	3,987	783
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,439	160
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	900	193
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,455	265
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	616	671
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	180	212
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	703	792

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	$1,715	$1,862
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	227	245
FNMA CMO, Ser 2006-112, Cl ST, IO
6.535%, 11/25/2036 (A)	3,419	541
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	130	142
FNMA CMO, Ser 2008-22, Cl SI, IO
6.265%, 03/25/2037 (A)	6,053	672
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	617	663
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	4,058	3,867
FNMA CMO, Ser 2010-142, Cl SM, IO
6.365%, 12/25/2040 (A)	291	33
FNMA CMO, Ser 2010-150, Cl SK, IO
6.365%, 01/25/2041 (A)	1,030	153
FNMA CMO, Ser 2010-150, Cl SN, IO
6.365%, 01/25/2041 (A)	1,159	172
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	2,006	376
FNMA CMO, Ser 2011-58, Cl AT
4.000%, 07/25/2041	833	882
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,950	2,121
FNMA CMO, Ser 2011-59, Cl SW, IO
6.475%, 07/25/2041 (A)	1,997	312
FNMA CMO, Ser 2011-63, Cl SW, IO
6.515%, 07/25/2041 (A)	874	116
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.785%, 09/25/2041 (A)	2,147	332
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,694	253
FNMA CMO, Ser 2011-96, Cl SA, IO
6.385%, 10/25/2041 (A)	3,209	464
FNMA CMO, Ser 2012-111, Cl JS, IO
5.935%, 07/25/2040 (A)	929	166
FNMA CMO, Ser 2012-128, Cl SL, IO
5.985%, 11/25/2042 (A)	380	85
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.985%, 11/25/2042 (A)	565	127
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,508	5,152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-133, Cl CS, IO
5.985%, 12/25/2042 (A)	$370	$81
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	1,447	1,391
FNMA CMO, Ser 2012-133, Cl SA, IO
5.985%, 12/25/2042 (A)	190	46
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	502	484
FNMA CMO, Ser 2012-134, Cl SK, IO
5.985%, 12/25/2042 (A)	373	80
FNMA CMO, Ser 2012-17, Cl WS, IO
6.385%, 07/25/2039 (A)	540	98
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	273	304
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.435%, 04/25/2042 (A)	367	64
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,213	1,326
FNMA CMO, Ser 2012-70, Cl YS, IO
6.485%, 02/25/2041 (A)	259	54
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	81	72
FNMA CMO, Ser 2012-74, Cl SA, IO
6.485%, 03/25/2042 (A)	1,049	162
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	161	144
FNMA CMO, Ser 2012-93, Cl SG, IO
5.935%, 09/25/2042 (A)	455	96
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	3,320	3,244
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	3,601	3,443
FNMA CMO, Ser 2013-10, Cl JS, IO
5.985%, 02/25/2043 (A)	1,321	299
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.985%, 02/25/2043 (A)	1,419	336
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	2,201	2,249
FNMA CMO, Ser 2013-19, Cl SK, IO
5.985%, 03/25/2043 (A)	383	92
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	415	404
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,288	1,410
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	7,996	8,716

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-9, Cl SA, IO
5.985%, 03/25/2042 (A)	$1,291	$179
FNMA Interest CMO, Ser 2012-416, Cl A350
3.500%, 11/25/2042	2,171	2,172
FNMA TBA
5.000%, 01/01/2038	3,300	3,584
4.500%, 02/01/2034 to 01/01/2038	3,500	3,706
4.000%, 01/01/2030 to 01/25/2044	38,535	39,675
3.500%, 01/25/2029 to 01/25/2044	34,015	34,180
3.000%, 01/16/2026 to 01/15/2043	31,335	31,662
2.500%, 01/01/2026	500	495
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	251	272
GNMA
8.000%, 11/15/2029 to 09/15/2030	71	79
7.500%, 03/15/2029	104	123
6.500%, 04/15/2026 to 09/15/2035	3,911	4,414
6.000%, 03/15/2014 to 10/20/2040	7,051	7,920
5.000%, 07/20/2040 to 11/20/2040	1,931	2,111
4.500%, 04/20/2041	2,807	3,013
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	2,280	2,548
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	334	359
GNMA CMO, Ser 2007-17, Cl IB, IO
6.083%, 04/20/2037 (A)	1,194	230
GNMA CMO, Ser 2010-31, Cl GS, IO
6.333%, 03/20/2039 (A)	319	52
GNMA CMO, Ser 2010-4, Cl NS, IO
6.223%, 01/16/2040 (A)	11,161	1,982
GNMA CMO, Ser 2010-47, Cl XN, IO
6.383%, 04/16/2034 (A)	108	7
GNMA CMO, Ser 2010-6, Cl AB
3.000%, 11/20/2039	148	147
GNMA CMO, Ser 2010-85, Cl HS, IO
6.483%, 01/20/2040 (A)	256	44
GNMA CMO, Ser 2010-H27, Cl FA
0.549%, 12/20/2060 (A)	1,848	1,830
GNMA CMO, Ser 2010-H28, Cl FE
0.569%, 12/20/2060 (A)	1,120	1,109
GNMA CMO, Ser 2011-40, Cl SA, IO
5.963%, 02/16/2036 (A)	1,004	133

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2011-H08, Cl FG
0.649%, 03/20/2061 (A)	$1,150	$1,144
GNMA CMO, Ser 2011-H09, Cl AF
0.669%, 03/20/2061 (A)	787	783
GNMA CMO, Ser 2012-100, Cl IO, IO
0.891%, 08/16/2052 (A)	1,860	122
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	962	163
GNMA CMO, Ser 2012-98, Cl SA, IO
5.933%, 08/16/2042 (A)	760	128
GNMA CMO, Ser 2013-44, Cl NA
2.500%, 02/20/2043	713	694
GNMA, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	757	776
GNMA, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	2,271	2,331
GNMA, Ser 2013-178, Cl A
2.250%, 03/16/2035	798	798
GNMA, Ser 2013-178, Cl IO, IO
0.950%, 06/16/2055 (A)	1,940	128
GNMA, Ser 2013-193, Cl AB
2.000%, 12/16/2049	960	955
GNMA TBA
4.500%, 01/15/2039	5,200	5,548
4.000%, 01/01/2040	21,600	22,445
3.500%, 01/15/2041 to 01/15/2041	8,000	8,063
3.000%, 01/20/2044	6,060	5,865
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	856	879
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.539%, 11/06/2017 (A)	1,866	1,869
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.639%, 11/05/2020 (A)	1,464	1,471

		587,870

Non-Agency Mortgage-Backed Obligations — 6.9%
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl C
3.168%, 06/15/2030	150	150
ACRE Commercial Mortgage Trust, Ser 2013-FL1, Cl D
4.168%, 06/15/2030	390	390
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.281%, 02/25/2035 (A)	3,170	3,000
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.305%, 03/25/2037 (A)	3,558	2,286
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.355%, 09/25/2046 (A)	794	551
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.347%, 06/25/2045 (A)	2,810	2,616

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.097%, 11/25/2045 (A)	$2,588	$2,019
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	273
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	100	107
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.797%, 06/10/2049 (A)	1,360	1,364
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033	11	12
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.337%, 07/20/2036 (A)	940	933
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	9	9
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	560	583
Bayview Commercial Asset Trust, Ser 2008-4, Cl A2
2.665%, 07/25/2038 (A) (B)	969	963
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.229%, 05/25/2034 (A)	332	320
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.865%, 01/25/2035 (A)	1,299	1,223
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3
7.485%, 11/25/2035 (A)	7,329	1,998
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	2,876	2,975
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	26	26
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	785
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	130	144
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	424	449
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	315	320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	$248	$248
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	887	911
COMM Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046	438	454
COMM Mortgage Trust, Ser 2013-CR11, Cl D
5.340%, 10/10/2046 (B)	169	149
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	263	263
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	1,182	1,193
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	211
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	666	677
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/01/2046 (A)	90	90
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	40	39
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	490	492
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	673	696
Commercial Mortgage Pass-Through Certificates, Ser 2007-C2, Cl AM
5.614%, 01/15/2049 (A)	582	618
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	56
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	230	219
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	162	163
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	559	563
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	615	649
Commercial Mortgage Trust, Ser 2006-GG7, Cl AM
5.820%, 07/10/2038 (A)	400	437
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	140	133

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	$695	$753
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	716	757
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	141	144
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.243%, 08/25/2035 (A)	298	200
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.565%, 09/25/2035 (A) (B)	2,204	1,921
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.572%, 10/25/2033 (A)	1,979	1,883
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	131	134
Credit Suisse First Boston Mortgage Securities, Ser 2005-9, Cl 4A1
19.072%, 10/25/2035 (A)	732	938
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	371	389
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	1,320	1,389
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	475	499
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (B)	717	791
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	775	830
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.577%, 08/10/2044 (A) (B)	2,847	97
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 7AR2
0.615%, 06/20/2034 (A)	490	441
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	723	735
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.966%, 11/19/2044 (A)	1,556	1,148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (B)	$230	$223
Fund America Investors II, Ser 1993-A, Cl A2
3.482%, 06/25/2023 (A)	64	65
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	1,253	1,300
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	657	681
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.994%, 11/10/2008 (A) (C)	549	603
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	4,636
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.894%, 08/10/2044 (A) (B)	1,203	85
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.040%, 07/10/2046 (A)	180	184
GS Mortgage Securities Trust, Ser 2013-GC16
4.244%, 11/10/2046	645	661
3.814%, 11/10/2046	863	887
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.272%, 11/01/2046	1,440	1,476
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.653%, 11/01/2046	410	422
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/01/2046	340	349
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	40	41
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.550%, 10/25/2033 (A)	632	636
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.654%, 07/25/2035 (A)	7,000	6,496
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.590%, 05/19/2034 (A)	3,038	2,974
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.515%, 08/25/2036 (A)	353	342
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,691	1,861
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	462	460

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	$905	$930
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (A)	648	667
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A4
4.096%, 11/15/2045	664	678
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	460	471
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	190	191
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl D
5.081%, 11/15/2045 (A) (B)	220	197
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	654	667
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	100	101
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	111	112
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.078%, 02/12/2051 (A)	500	566
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	292	304
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (B)	564	598
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	451	435
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.567%, 10/15/2030 (A) (B)	720	721
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.717%, 10/15/2030 (A) (B)	550	550
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	400	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	$67	$68
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	290	309
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	921	997
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	460	505
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,456
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	207	208
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	777	788
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	169	171
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.042%, 07/15/2044 (A)	303	307
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.884%, 07/15/2044 (A)	280	311
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	105	107
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.164%, 09/15/2045 (A)	200	229
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.465%, 11/25/2035 (A)	1,084	947
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,288	2,349
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.102%, 02/25/2034 (A)	649	648
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
1.980%, 05/25/2029 (A)	652	654
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	371	376
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.859%, 06/12/2050 (A)	100	111

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	$460	$452
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.887%, 08/15/2045 (A) (B)	2,134	202
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	1,191	1,150
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	940	943
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (A)	130	135
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	1,308	1,346
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	270	253
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	394	378
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	293	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	250	236
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	423	429
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/2042 (A)	4	4
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,010	1,119
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	735	768
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	468
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.275%, 02/25/2047 (A)	59	53
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,105	1,094

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSCF Trust, Ser 2013-1A, Cl A
3.834%, 01/13/2032	$1,680	$1,654
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	229	236
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	198	203
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.521%, 12/25/2034 (A)	593	593
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	38	38
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.412%, 08/25/2034 (A)	1,230	1,190
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.793%, 08/25/2015 (A)	5,217	3,994
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	1,747	1,571
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	300	297
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	546
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	250	235
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	192	183
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	1,051	1,026
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	103
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	260	280
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.455%, 10/25/2047 (A)	2,688	2,489
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR5, Cl A6
2.401%, 05/25/2035 (A)	9,220	8,754

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.024%, 10/25/2046 (A)	$2,689	$2,125
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.839%, 02/25/2047 (A)	4,058	3,202
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 1A
0.839%, 03/25/2047 (A)	1,526	1,192
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	163	165
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (A)	130	134
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.620%, 06/25/2034 (A)	1,341	1,359
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.120%, 02/15/2044 (A) (B)	3,490	136
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,166
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.591%, 06/15/2045 (A) (B)	363	35
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,604

		133,134

Total Mortgage-Backed Securities (Cost $730,948) ($ Thousands)		721,004

CORPORATE OBLIGATIONS — 28.8%

Consumer Discretionary — 1.9%
21st Century Fox America
6.650%, 11/15/2037	180	210
6.200%, 12/15/2034	65	72
6.150%, 03/01/2037	875	962
CCO Holdings LLC
6.625%, 01/31/2022	480	494
5.250%, 09/30/2022 (C)	700	654
Comcast
6.950%, 08/15/2037	300	370
6.500%, 01/15/2015	885	938
6.500%, 01/15/2017	2,385	2,732
5.300%, 01/15/2014	2,340	2,343
4.250%, 01/15/2033	240	223
Comcast Cable Communications Holdings
9.455%, 11/15/2022	570	790
COX Communications
6.950%, 06/01/2038 (B)	20	21
4.700%, 12/15/2042 (B)	10	8

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Daimler Finance North America LLC
2.375%, 08/01/2018 (B)	$1,460	$1,457
1.875%, 09/15/2014 (B)	670	676
1.875%, 01/11/2018 (B)	502	495
1.450%, 08/01/2016 (B)	1,015	1,021
1.300%, 07/31/2015 (B)	150	151
DIRECTV Holdings LLC
6.000%, 08/15/2040	950	938
3.800%, 03/15/2022	228	219
DISH DBS
7.875%, 09/01/2019	690	790
ERAC USA Finance LLC
5.625%, 03/15/2042 (B)	619	632
Ford Motor
4.750%, 01/15/2043	960	866
General Motors
6.250%, 10/02/2043 (B)	200	208
4.875%, 10/02/2023 (B)	425	430
3.500%, 10/02/2018 (B)	1,005	1,028
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (B)	920	955
Home Depot
3.750%, 02/15/2024	880	876
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	864	861
Michaels Stores
7.750%, 11/01/2018 (C)	190	206
NBCUniversal Enterprise
1.974%, 04/15/2019 (B)	575	556
QVC
5.950%, 03/15/2043	20	18
Reynolds Group Issuer
7.125%, 04/15/2019	810	863
6.875%, 02/15/2021	180	194
Taylor Morrison Communities
7.750%, 04/15/2020 (B)	160	176
5.250%, 04/15/2021 (B)	420	408
Thomson Reuters
5.650%, 11/23/2043	120	122
1.300%, 02/23/2017	445	443
Time Warner
7.700%, 05/01/2032	90	116
6.250%, 03/29/2041	525	583
4.750%, 03/29/2021	730	778
Time Warner Cable
8.250%, 04/01/2019	2,265	2,654
6.550%, 05/01/2037	1,645	1,522
5.500%, 09/01/2041	325	269
Toyota Motor Credit MTN
2.000%, 10/24/2018	345	345
TRW Automotive
4.450%, 12/01/2023 (B)	635	616
United Business Media
5.750%, 11/03/2020 (B)	490	510
Univision Communications
5.125%, 05/15/2023 (B) (C)	310	310
Viacom
5.850%, 09/01/2043	580	610
4.250%, 09/01/2023	1,290	1,287
2.500%, 09/01/2018	295	297
Volkswagen International Finance
2.125%, 11/20/2018 (B)	1,050	1,037
1.125%, 11/18/2016 (B)	1,115	1,112

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WPP Finance 2010
5.625%, 11/15/2043	$90	$89
WPP Finance UK
8.000%, 09/15/2014	240	252
Yum! Brands
5.350%, 11/01/2043	210	204

		36,997

Consumer Staples — 2.0%
Altria Group
9.950%, 11/10/2038	150	229
9.250%, 08/06/2019	1,250	1,647
5.375%, 01/31/2044	620	623
4.750%, 05/05/2021	720	773
4.000%, 01/31/2024	530	518
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,930	3,658
5.375%, 01/15/2020	1,360	1,561
5.000%, 04/15/2020	560	634
2.500%, 07/15/2022	330	305
Anheuser-Busch LLC
5.050%, 10/15/2016	940	1,046
Coca-Cola
2.450%, 11/01/2020	1,060	1,030
Coca-Cola Femsa
2.375%, 11/26/2018	680	675
ConAgra Foods
1.900%, 01/25/2018	480	471
1.300%, 01/25/2016	400	401
CVS Caremark
5.300%, 12/05/2043	175	181
4.000%, 12/05/2023	295	294
2.250%, 12/05/2018	1,395	1,395
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,750
1.125%, 04/29/2018	2,220	2,140
Fomento Economico Mexicano
4.375%, 05/10/2043	220	181
2.875%, 05/10/2023	210	186
Hawk Acquisition Sub
4.250%, 10/15/2020 (B)	440	426
Heineken
1.400%, 10/01/2017 (B)	655	642
Japan Tobacco
2.100%, 07/23/2018 (B)	380	379
Kraft Foods Group
6.500%, 02/09/2040	390	455
5.375%, 02/10/2020	455	513
3.500%, 06/06/2022	1,895	1,847
Lorillard Tobacco
8.125%, 06/23/2019	20	24
Molson Coors Brewing
3.500%, 05/01/2022	100	98
Mondelez International
6.500%, 02/09/2040	655	783
5.375%, 02/10/2020 (C)	925	1,044
PepsiCo
4.000%, 03/05/2042	110	96
2.750%, 03/05/2022	735	698
2.250%, 01/07/2019	885	888
0.700%, 08/13/2015	1,090	1,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod-Ricard
5.750%, 04/07/2021 (B)	$454	$501
4.450%, 01/15/2022 (B)	1,050	1,062
4.250%, 07/15/2022 (B)	260	259
2.950%, 01/15/2017 (B)	360	372
Philip Morris International
4.500%, 03/20/2042 (C)	530	495
2.900%, 11/15/2021	1,030	983
2.500%, 08/22/2022	460	419
Reynolds American
6.750%, 06/15/2017	1,260	1,442
3.250%, 11/01/2022	340	313
Skandinaviska Enskilda Banken
2.375%, 11/20/2018 (B)	1,465	1,456
Tyson Foods
4.500%, 06/15/2022	545	555
WM Wrigley Jr
3.375%, 10/21/2020 (B)	760	751
2.900%, 10/21/2019 (B)	1,074	1,065
2.400%, 10/21/2018 (B)	425	422
2.000%, 10/20/2017 (B)	205	204

		38,981

Energy — 3.6%
Access Midstream Partners
6.125%, 07/15/2022	680	728
Anadarko Finance, Ser B
7.500%, 05/01/2031	910	1,106
Arch Coal
7.000%, 06/15/2019 (C)	920	731
Atwood Oceanics
6.500%, 02/01/2020	220	235
Baker Hughes
7.500%, 11/15/2018	1,230	1,515
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	934
BP Capital Markets PLC
3.875%, 03/10/2015	210	218
3.561%, 11/01/2021	50	50
3.245%, 05/06/2022	160	155
Buckeye Partners
5.850%, 11/15/2043	265	261
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (B)	293	300
4.500%, 04/01/2022 (B)	319	321
CGG
7.750%, 05/15/2017	110	113
Chesapeake Energy
6.875%, 11/15/2020	450	509
6.500%, 08/15/2017 (C)	275	310
Concho Resources
5.500%, 10/01/2022	560	578
5.500%, 04/01/2023	80	82
Conoco Funding
7.250%, 10/15/2031	50	65
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	600	704
Consol Energy
8.250%, 04/01/2020	660	714
Continental Resources
5.000%, 09/15/2022	90	94
4.500%, 04/15/2023	80	81
DCP Midstream Operating
4.950%, 04/01/2022	402	408

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Devon Energy
5.600%, 07/15/2041 (C)	$765	$797
3.250%, 05/15/2022	530	505
2.250%, 12/15/2018	740	732
1.200%, 12/15/2016	740	740
Devon Financing LLC
7.875%, 09/30/2031	260	334
Diamond Offshore Drilling
4.875%, 11/01/2043	420	412
Ecopetrol
7.375%, 09/18/2043	635	688
El Paso LLC
6.950%, 06/01/2028	6,750	6,099
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	595	626
Encana
6.500%, 02/01/2038	360	395
Energen
4.625%, 09/01/2021	557	545
Energy Transfer Equity
7.500%, 10/15/2020	220	247
Energy Transfer Partners
8.250%, 11/15/2029 (B)	1,315	1,600
6.500%, 02/01/2042	217	233
5.950%, 10/01/2043	80	81
5.150%, 02/01/2043	145	133
Enterprise Products Operating LLC
9.750%, 01/31/2014	1,910	1,923
Halliburton
2.000%, 08/01/2018 (C)	725	720
Hess
7.875%, 10/01/2029	1,070	1,364
7.300%, 08/15/2031	10	12
Husky Energy
7.250%, 12/15/2019	314	379
Kerr-McGee
7.875%, 09/15/2031	670	838
6.950%, 07/01/2024	1,505	1,748
Key Energy Services
6.750%, 03/01/2021	1,290	1,322
Kinder Morgan Energy Partners
5.000%, 03/01/2043 (C)	220	203
4.150%, 02/01/2024	395	382
MarkWest Energy Partners
6.250%, 06/15/2022	128	135
5.500%, 02/15/2023	320	322
Murphy Oil
3.700%, 12/01/2022	675	624
Noble Energy
5.250%, 11/15/2043	180	180
4.150%, 12/15/2021	690	710
Occidental Petroleum
3.125%, 02/15/2022	670	653
2.700%, 02/15/2023	580	531
ONEOK Partners
6.200%, 09/15/2043	285	308
3.200%, 09/15/2018	395	404
2.000%, 10/01/2017	440	438
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,999
Peabody Energy
6.500%, 09/15/2020 (C)	630	663
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	1,755

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia Resource Partners
8.375%, 06/01/2020	$504	$556
Petrobras Global Finance BV
3.000%, 01/15/2019	1,190	1,114
2.000%, 05/20/2016	550	550
1.857%, 05/20/2016 (A) (C)	2,700	2,693
Petrobras International Finance
6.125%, 10/06/2016	655	709
5.750%, 01/20/2020	574	591
5.375%, 01/27/2021	2,080	2,064
3.875%, 01/27/2016	600	618
Petro-Canada
6.800%, 05/15/2038	1,665	1,993
Petroleos Mexicanos
5.500%, 06/27/2044	360	329
4.875%, 01/18/2024	255	255
2.266%, 07/18/2018 (A)	270	278
QEP Resources
6.875%, 03/01/2021	520	558
5.250%, 05/01/2023	290	272
Range Resources
5.000%, 08/15/2022	420	413
5.000%, 03/15/2023	330	323
Regency Energy Partners
4.500%, 11/01/2023 (B)	690	628
Rowan
5.400%, 12/01/2042	281	260
Schlumberger Investment
1.950%, 09/14/2016 (B)	810	826
SESI LLC
7.125%, 12/15/2021	180	201
Shell International Finance
4.375%, 03/25/2020	1,160	1,272
3.400%, 08/12/2023	595	580
Sinopec Group Overseas Development
2.750%, 05/17/2017 (B)	490	501
Southern Natural Gas LLC
8.000%, 03/01/2032	170	217
Spectra Energy Partners
5.950%, 09/25/2043	190	203
2.950%, 09/25/2018	290	294
Statoil
3.700%, 03/01/2024	395	392
2.900%, 11/08/2020	1,535	1,525
Talisman Energy
3.750%, 02/01/2021 (C)	265	257
TC Pipelines
4.650%, 06/15/2021	360	364
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	2,113
Transocean
6.375%, 12/15/2021	906	1,018
5.050%, 12/15/2016	300	331
Weatherford International Ltd.
5.950%, 04/15/2042	135	135
4.500%, 04/15/2022	325	327
Western Gas Partners
5.375%, 06/01/2021	160	171
Williams
7.875%, 09/01/2021	588	678
7.750%, 06/15/2031	861	923
WPX Energy
6.000%, 01/15/2022	371	371

		69,906

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 12.9%
Allstate
3.150%, 06/15/2023	$555	$526
Ally Financial
7.500%, 09/15/2020	1,410	1,643
American Express
6.800%, 09/01/2066(A)	1,970	2,099
American Express Credit MTN
1.750%, 06/12/2015	1,216	1,236
American Honda Finance MTN
3.875%, 09/21/2020(B)	1,065	1,104
1.000%, 08/11/2015(B)	1,010	1,014
American International Group
8.250%, 08/15/2018	450	563
8.175%, 05/15/2058(A)	145	175
6.400%, 12/15/2020(C)	355	420
6.250%, 03/15/2037	1,670	1,670
5.850%, 01/16/2018	860	987
American Tower ‡
5.050%, 09/01/2020	379	401
4.500%, 01/15/2018	506	542
3.500%, 01/31/2023	477	435
ANZ National International
1.850%, 10/15/2015(B)	470	477
Assurant
2.500%, 03/15/2018	575	562
AvalonBay Communities ‡
3.625%, 10/01/2020	180	182
Bank of America
6.000%, 09/01/2017	660	754
5.750%, 12/01/2017	350	398
5.650%, 05/01/2018	270	307
5.625%, 10/14/2016	3,135	3,494
5.420%, 03/15/2017	4,400	4,837
5.000%, 05/13/2021	90	98
4.500%, 04/01/2015	180	188
4.100%, 07/24/2023(C)	1,660	1,667
3.875%, 03/22/2017	280	299
3.625%, 03/17/2016	2,275	2,394
2.600%, 01/15/2019	2,270	2,280
1.500%, 10/09/2015	1,916	1,935
1.125%, 11/14/2016	1,985	1,987
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015(B)	350	361
Barclays Bank PLC MTN
6.050%, 12/04/2017(B)(C)	420	470
BBVA US Senior SAU
4.664%, 10/09/2015	1,080	1,135
3.250%, 05/16/2014	1,220	1,230
Bear Stearns
6.400%, 10/02/2017	70	81
4.650%, 07/02/2018	995	1,083
Berkshire Hathaway
3.200%, 02/11/2015	950	979
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	707
2.900%, 10/15/2020	875	868
BNP Paribas MTN
2.375%, 09/14/2017	570	582
Boeing Capital
4.700%, 10/27/2019	490	550
Boston Properties ‡
3.800%, 02/01/2024	440	422
3.125%, 09/01/2023	295	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Bank USA
2.150%, 11/21/2018(C)	$565	$562
1.150%, 11/21/2016	515	514
Chase Capital VI
0.867%, 08/01/2028(A)	1,750	1,426
CIT Group
5.000%, 08/01/2023	580	558
Citigroup
6.875%, 03/05/2038	454	558
6.675%, 09/13/2043	230	265
6.125%, 05/15/2018(C)	1,835	2,124
5.950%, 12/29/2049(A)	360	333
5.900%, 12/29/2049(A)	220	204
5.500%, 09/13/2025	620	653
5.350%, 05/29/2049(A)	390	343
5.000%, 09/15/2014	125	129
4.450%, 01/10/2017	761	825
4.050%, 07/30/2022	460	455
3.875%, 10/25/2023	660	649
3.500%, 05/15/2023	890	829
2.650%, 03/02/2015	385	393
2.500%, 09/26/2018(C)	3,330	3,347
1.700%, 07/25/2016	660	666
0.512%, 06/09/2016(A)	3,650	3,591
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,665
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019(B)	10	11
3.750%, 10/15/2014(B)	1,060	1,087
Commonwealth Bank of Australia NY MTN
1.250%, 09/18/2015	1,200	1,213
Cooperatieve Centrale Raiffeisen-Boerenleenbank MTN
11.000%, 12/31/2049(A)(B)	1,050	1,390
3.875%, 02/08/2022	500	503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.750%, 12/01/2043	910	965
4.625%, 12/01/2023	850	856
Countrywide Financial
6.250%, 05/15/2016	1,080	1,192
Credit Agricole
8.375%, 12/31/2049(A)(B)	1,550	1,759
Credit Suisse MTN
5.400%, 01/14/2020	1,350	1,500
DDR ‡
4.625%, 07/15/2022	685	699
3.375%, 05/15/2023	650	592
Deutsche Bank MTN
4.296%, 05/24/2028(A)	285	258
Discover Bank
4.200%, 08/08/2023	410	404
Equity One ‡
3.750%, 11/15/2022	103	97
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017(B)	3,540	4,003

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	$2,550	$2,611
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	305	301
3.000%, 08/01/2022	540	505
First Industrial MTN
7.500%, 12/01/2017	970	1,102
Five Corners Funding Trust
4.419%, 11/15/2023 (B) (C)	1,070	1,038
Ford Motor Credit LLC
8.125%, 01/15/2020	1,310	1,638
5.875%, 08/02/2021 (C)	230	261
5.750%, 02/01/2021	220	246
4.375%, 08/06/2023 (C)	1,190	1,196
1.700%, 05/09/2016	2,000	2,023
General Electric Capital MTN
6.875%, 01/10/2039	430	553
6.375%, 11/15/2019 (A)	5,870	6,369
5.875%, 01/14/2038	625	712
5.550%, 05/04/2020	2,975	3,423
4.375%, 09/16/2020	2,460	2,666
1.625%, 07/02/2015	410	417
0.721%, 08/15/2036 (A)	1,550	1,276
0.618%, 05/05/2026 (A)	1,950	1,761
0.367%, 03/20/2014 (A)	1,900	1,899
General Motors Financial
4.250%, 05/15/2023 (B)	180	171
3.250%, 05/15/2018 (B)	150	150
2.750%, 05/15/2016 (B)	200	203
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	140
Goldman Sachs Group
7.500%, 02/15/2019	950	1,157
6.750%, 10/01/2037	238	265
6.250%, 02/01/2041 (C)	1,780	2,051
6.150%, 04/01/2018	1,780	2,041
6.000%, 05/01/2014	180	183
5.950%, 01/18/2018	260	296
5.750%, 01/24/2022	110	124
5.375%, 03/15/2020	2,860	3,181
5.350%, 01/15/2016	660	714
5.250%, 07/27/2021	240	263
2.375%, 01/22/2018 (C)	1,860	1,867
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	500	498
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,375
HCP ‡
6.300%, 09/15/2016	1,075	1,210
6.000%, 01/30/2017	1,800	2,017
3.750%, 02/01/2019	1,000	1,039
Health Care ‡
6.500%, 03/15/2041	710	788
5.250%, 01/15/2022	900	959
4.950%, 01/15/2021	2,820	2,982
Highwoods Properties ‡
7.500%, 04/15/2018	1,142	1,333
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,910
HSBC Holdings PLC
6.800%, 06/01/2038	180	221
4.000%, 03/30/2022	685	704

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
2.625%, 09/24/2018	$370	$376
2.375%, 02/13/2015	690	704
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	268
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	378
ING Bank
5.800%, 09/25/2023 (B)	1,385	1,448
ING US
5.500%, 07/15/2022	405	441
2.900%, 02/15/2018	150	153
Inter-American Development Bank MTN
3.875%, 10/28/2041	517	465
International Lease Finance
7.125%, 09/01/2018 (B) (C)	1,080	1,250
6.500%, 09/01/2014 (B)	2,530	2,615
Intesa Sanpaolo MTN
3.625%, 08/12/2015 (B)	500	515
3.125%, 01/15/2016	390	397
John Deere Capital MTN
2.250%, 04/17/2019	370	369
1.700%, 01/15/2020	160	151
JPMorgan Chase
6.000%, 01/15/2018	135	156
4.500%, 01/24/2022	180	190
4.400%, 07/22/2020	210	226
4.350%, 08/15/2021	215	227
4.250%, 10/15/2020	330	350
3.450%, 03/01/2016	2,785	2,921
3.375%, 05/01/2023 (C)	1,520	1,417
3.200%, 01/25/2023 (C)	635	602
1.100%, 10/15/2015	1,670	1,676
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,537
6.000%, 10/01/2017	2,240	2,563
0.574%, 06/13/2016	1,300	1,293
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (A)	1,750	1,391
JPMorgan Chase Capital XXIII
1.241%, 05/15/2047 (A)	1,900	1,368
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	530	504
Lazard Group
4.250%, 11/14/2020	570	569
Lazard Group LLC
6.850%, 06/15/2017	1,132	1,276
Liberty Mutual Group
6.500%, 05/01/2042 (B)	326	358
4.250%, 06/15/2023 (B)	685	661
Lloyds Bank
2.300%, 11/27/2018	550	549
M&T Bank
6.875%, 12/29/2049 (B)	1,740	1,671
Markel
4.900%, 07/01/2022	340	354
3.625%, 03/30/2023	245	231
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	867

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch
8.950%, 05/18/2017 (A)	$1,790	$2,012
8.680%, 05/02/2017 (A)	3,160	3,523
6.050%, 05/16/2016 (C)	350	385
5.700%, 05/02/2017	1,300	1,445
MetLife
6.750%, 06/01/2016	375	426
6.400%, 12/15/2036	220	226
4.875%, 11/13/2043	570	559
4.750%, 02/08/2021	540	584
4.368%, 09/15/2023 (C)	475	485
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	918
Metropolitan Life Global Funding I
5.125%, 06/10/2014 (B)	1,600	1,633
2.500%, 09/29/2015 (B)	1,090	1,123
Mid-America Apartments ‡
4.300%, 10/15/2023	445	433
Morgan Stanley MTN
7.300%, 05/13/2019	545	662
6.625%, 04/01/2018	1,640	1,919
6.000%, 04/28/2015	630	671
5.500%, 07/28/2021	406	454
5.375%, 10/15/2015	595	640
5.000%, 11/24/2025	475	476
4.750%, 03/22/2017	140	153
0.696%, 10/18/2016 (A)	5,965	5,916
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	1,051	1,132
National Australia Bank Ltd.
1.600%, 08/07/2015	450	457
National Rural Utilities Cooperative Finance
3.400%, 11/15/2023	395	382
Nationstar Mortgage
6.500%, 07/01/2021	140	133
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A) (B)	2,975	3,012
New York Life Insurance
6.750%, 11/15/2039 (B)	415	506
2.100%, 01/02/2019	575	572
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (B)	2,200	2,171
Nordea Bank
4.875%, 05/13/2021 (B)	620	641
3.700%, 11/13/2014 (B)	440	452
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	775
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,473
ProLogis ‡
4.250%, 08/15/2023	525	518
Prudential Financial MTN
2.300%, 08/15/2018	400	398
Prudential Holdings LLC
8.695%, 12/18/2023 (B)	1,244	1,579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	$100	$105
7.640%, 09/29/2017 (A)	300	293
6.400%, 10/21/2019	280	323
6.100%, 06/10/2023	550	554
6.000%, 12/19/2023	2,090	2,105
5.000%, 10/01/2014	490	501
4.700%, 07/03/2018	120	122
2.550%, 09/18/2015	200	205
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	103
3.724%, 01/20/2015 (B)	800	816
Simon Property Group ‡
5.750%, 12/01/2015	910	986
SL Green Realty ‡
7.750%, 03/15/2020	1,000	1,175
SLM MTN
5.625%, 08/01/2033	145	120
5.000%, 04/15/2015	120	125
3.875%, 09/10/2015	1,070	1,106
Stadshypotek
1.875%, 10/02/2019 (B)	670	646
Standard Chartered
3.950%, 01/11/2023 (B)	615	570
State Street
4.956%, 03/15/2018	1,380	1,497
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (B)	570	589
3.100%, 01/14/2016 (B)	200	208
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	193
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,860
Tanger Properties ‡
3.875%, 12/01/2023	295	284
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,605
Temasek Financial I MTN
2.375%, 01/23/2023 (B)	690	621
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,075	1,091
1.250%, 10/05/2017	1,150	1,129
UBS MTN
2.250%, 01/28/2014	611	612
Ventas Realty L.P. ‡
4.000%, 04/30/2019	1,750	1,839
Vesey Street Investment Trust I
4.404%, 09/01/2016 (D)	350	376
Wachovia Bank
6.000%, 11/15/2017	250	289
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,407
WEA Finance LLC
7.125%, 04/15/2018 (B)	3,000	3,562
6.750%, 09/02/2019 (B)	1,230	1,463
Wells Fargo MTN
5.375%, 11/02/2043	410	420
4.600%, 04/01/2021	160	175
4.480%, 01/16/2024 (B)	2,658	2,646
3.676%, 06/15/2016 (D)	680	724
3.450%, 02/13/2023	600	567
1.500%, 01/16/2018	420	417

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Capital X
5.950%, 12/15/2036	$620	$609
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	255
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	140
WR Berkley
4.625%, 03/15/2022	296	299
XLIT
5.250%, 12/15/2043	290	292

		249,223

Health Care — 1.7%
AbbVie
2.900%, 11/06/2022 (C)	2,315	2,164
1.750%, 11/06/2017	1,220	1,218
Amgen
6.375%, 06/01/2037	140	161
5.650%, 06/15/2042	475	503
5.375%, 05/15/2043	785	806
5.150%, 11/15/2041	985	981
Celgene
5.250%, 08/15/2043	390	393
2.300%, 08/15/2018	385	383
Express Scripts Holding
3.500%, 11/15/2016	1,990	2,104
2.100%, 02/12/2015	795	806
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	170
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	190	200
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	932
HCA
7.500%, 11/15/2095	3,800	3,287
Humana
7.200%, 06/15/2018	1,150	1,360
3.150%, 12/01/2022 (C)	200	185
Mallinckrodt International Finance
4.750%, 04/15/2023 (B)	1,030	951
3.500%, 04/15/2018 (B)	90	88
Medtronic
4.450%, 03/15/2020	730	800
Merck
2.800%, 05/18/2023	465	431
1.300%, 05/18/2018	635	618
Mylan
5.400%, 11/29/2043	175	176
2.550%, 03/28/2019	660	653
Perrigo
4.000%, 11/15/2023 (B) (C)	835	819
2.300%, 11/08/2018 (B)	490	484
1.300%, 11/08/2016 (B)	490	488
Pfizer
3.000%, 06/15/2023	375	352
Roche Holdings
6.000%, 03/01/2019 (B)	665	778
St. Jude Medical
3.250%, 04/15/2023	665	620
Stryker
1.300%, 04/01/2018	925	899

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tenet Healthcare
6.000%, 10/01/2020 (B)	$600	$626
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	350	333
Thermo Fisher Scientific
5.300%, 02/01/2044	190	192
4.150%, 02/01/2024	260	257
3.600%, 08/15/2021	350	347
3.200%, 03/01/2016	435	455
2.400%, 02/01/2019	265	263
1.300%, 02/01/2017	660	657
UnitedHealth Group
6.000%, 06/15/2017	51	59
5.800%, 03/15/2036	280	308
5.700%, 10/15/2040	510	559
3.875%, 10/15/2020	530	559
WellPoint
5.875%, 06/15/2017	1,155	1,303
5.100%, 01/15/2044	205	203
3.125%, 05/15/2022	685	642
1.250%, 09/10/2015	240	242
Wyeth LLC
5.950%, 04/01/2037	960	1,113
Zoetis
3.250%, 02/01/2023	150	140

		32,068

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	30	28
Aguila 3
7.875%, 01/31/2018 (B)	280	297
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (B)	2,500	2,606
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,407
Catholic Health Initiatives
4.350%, 11/01/2042	80	69
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,391	2,654
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,462	1,597
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,408	2,746
Crane
4.450%, 12/15/2023	260	257
2.750%, 12/15/2018	210	209
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,278	1,441
Eaton
4.150%, 11/02/2042	440	395
2.750%, 11/02/2022	790	742
1.500%, 11/02/2017	430	422
General Electric Capital
0.850%, 10/09/2015	460	462
Glencore Funding LLC
2.500%, 01/15/2019 (B)	360	349

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.616%, 08/15/2016 (A)	$1,558	$1,512
Lockheed Martin
3.350%, 09/15/2021	1,035	1,027
Northrop Grumman
4.750%, 06/01/2043	560	531
3.250%, 08/01/2023	3,235	3,017
Raytheon
3.125%, 10/15/2020	430	431
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	158	182
United Technologies
4.500%, 06/01/2042	540	524
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	997	1,011
Waste Management
7.375%, 05/15/2029	330	402

		24,318

Information Technology — 0.4%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	310
Baidu
3.250%, 08/06/2018	540	546
Intel
4.000%, 12/15/2032	390	359
International Business Machines
1.625%, 05/15/2020	2,075	1,946
Microsoft
4.875%, 12/15/2043	315	322
3.625%, 12/15/2023	1,185	1,187
National Semiconductor
6.600%, 06/15/2017	170	199
Oracle
3.625%, 07/15/2023 (C)	415	412
2.375%, 01/15/2019 (C)	1,440	1,453
1.200%, 10/15/2017	1,050	1,033
TSMC Global Ltd.
1.625%, 04/03/2018 (B)	875	838

		8,605

Materials — 1.4%
ArcelorMittal
4.500%, 02/25/2017 (C)	280	300
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (B)	280	277
Ball
5.000%, 03/15/2022	870	861
4.000%, 11/15/2023	170	152
Barrick Gold
4.100%, 05/01/2023	2,225	2,011
3.850%, 04/01/2022 (C)	270	243
Barrick North America Finance LLC
4.400%, 05/30/2021	1,350	1,300
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	955	971
3.850%, 09/30/2023 (C)	1,345	1,351
3.250%, 11/21/2021	1,400	1,392
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cliffs Natural Resources
4.800%, 10/01/2020 (C)	$350	$348
3.950%, 01/15/2018 (C)	930	939
CodelCo
4.750%, 10/15/2014 (B)	470	483
Dow Chemical
3.000%, 11/15/2022	1,265	1,180
Eagle Spinco
4.625%, 02/15/2021 (B) (C)	160	157
Ecolab
4.350%, 12/08/2021	290	301
FMG Resources
6.375%, 02/01/2016 (B) (C)	120	124
Freeport-McMoRan Copper
3.550%, 03/01/2022	670	637
3.100%, 03/15/2020 (C)	560	544
2.375%, 03/15/2018	170	170
LYB International Finance BV
5.250%, 07/15/2043 (C)	180	181
4.000%, 07/15/2023	300	296
LyondellBasell Industries
5.750%, 04/15/2024	200	224
Mosaic
5.625%, 11/15/2043	210	213
5.450%, 11/15/2033 (C)	185	188
Nacional del Cobre de Chile
5.625%, 10/18/2043 (B)	295	290
Plains Exploration & Production
6.875%, 02/15/2023	40	45
6.500%, 11/15/2020	160	177
Potash Corp of Saskatchewan
4.875%, 03/30/2020 (C)	280	303
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	810	956
3.750%, 09/20/2021	165	167
Rio Tinto Finance USA PLC
9.000%, 05/01/2019	740	966
2.250%, 12/14/2018	545	542
Rock Tenn
4.000%, 03/01/2023	160	153
3.500%, 03/01/2020	320	315
Southern Copper
5.250%, 11/08/2042	1,550	1,257
Vale
5.625%, 09/11/2042	371	337
Vale Overseas Ltd.
6.875%, 11/21/2036	1,510	1,559
4.375%, 01/11/2022 (C)	1,789	1,738
Xstrata Finance Canada Ltd.
2.700%, 10/25/2017 (B)	810	819
2.050%, 10/23/2015 (B)	1,328	1,345

		26,319

Telecommunication Services — 1.8%
America Movil
5.625%, 11/15/2017	440	496
5.000%, 03/30/2020 (C)	750	812
3.125%, 07/16/2022 (C)	1,130	1,043
2.375%, 09/08/2016	415	427

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/2037	$765	$861
6.450%, 06/15/2034	625	702
5.500%, 02/01/2018	80	90
4.450%, 05/15/2021	30	32
4.300%, 12/15/2042(C)	206	175
2.500%, 08/15/2015	1,470	1,509
1.600%, 02/15/2017	745	744
Cellco Partnership
8.500%, 11/15/2018	90	114
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,515
2.250%, 03/06/2017(B)	905	918
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	419
5.500%, 08/01/2023(B)	70	67
Rogers Communications
6.750%, 03/15/2015	1,015	1,087
Softbank
4.500%, 04/15/2020(B)	580	566
Sprint
7.875%, 09/15/2023(B)	520	559
Sprint Capital
8.750%, 03/15/2032	910	976
Telecom Italia Capital
7.175%, 06/18/2019	40	45
Telefonica Chile
3.875%, 10/12/2022(B)(C)	445	406
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	113
5.877%, 07/15/2019	90	100
5.462%, 02/16/2021	50	53
5.134%, 04/27/2020	440	467
4.570%, 04/27/2023	525	518
Verizon Communications
7.750%, 12/01/2030	835	1,066
6.550%, 09/15/2043	1,380	1,614
6.400%, 09/15/2033	4,156	4,780
5.500%, 02/15/2018	1,000	1,130
5.150%, 09/15/2023	3,995	4,289
4.500%, 09/15/2020	1,390	1,488
3.850%, 11/01/2042	130	106
3.650%, 09/14/2018	1,008	1,067
2.500%, 09/15/2016	1,350	1,396
Vodafone Group PLC
2.950%, 02/19/2023	1,015	926
1.500%, 02/19/2018	825	804
0.900%, 02/19/2016	1,199	1,203

		34,683

Utilities — 1.9%
AES
7.375%, 07/01/2021	40	45
4.875%, 05/15/2023	920	860
Ameren
8.875%, 05/15/2014	615	633
American Electric Power
1.650%, 12/15/2017	710	696
Calpine
7.500%, 02/15/2021(B)	687	750
5.875%, 01/15/2024(B)	30	30
Comision Federal de Electricidad
4.875%, 01/15/2024(B)	345	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dominion Gas Holdings
4.800%, 11/01/2043 (B)	$245	$238
Dominion Resources
8.875%, 01/15/2019	610	775
1.950%, 08/15/2016	265	269
Duke Energy
3.950%, 10/15/2023	265	265
1.625%, 08/15/2017	355	353
Duke Energy Florida
3.850%, 11/15/2042	165	144
Duke Energy Ohio
3.800%, 09/01/2023	285	285
Electricite de France
4.600%, 01/27/2020 (B)	220	238
Exelon
5.625%, 06/15/2035	1,060	1,051
FirstEnergy
4.250%, 03/15/2023 (C)	750	699
2.750%, 03/15/2018	280	275
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,222
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	980
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,228
Kentucky Utilities
4.650%, 11/15/2043	185	184
Louisville Gas & Electric
4.650%, 11/15/2043	165	164
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,264
MidAmerican Energy
4.800%, 09/15/2043	35	36
2.400%, 03/15/2019	480	483
Midamerican Energy Holdings
6.500%, 09/15/2037	1,160	1,347
MidAmerican Energy Holdings
5.150%, 11/15/2043 (B)	730	725
Nisource Finance
6.800%, 01/15/2019 (C)	2,261	2,631
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,263
4.550%, 12/01/2041	1,500	1,411
Pacific Gas & Electric
8.250%, 10/15/2018	280	350
5.800%, 03/01/2037	710	783
5.125%, 11/15/2043	440	454
4.450%, 04/15/2042	700	657
3.250%, 06/15/2023	675	640
PPL Capital Funding
4.700%, 06/01/2043	295	266
3.400%, 06/01/2023	320	298
PSEG Power LLC
2.750%, 09/15/2016	320	331
Public Service of New Hampshire
3.500%, 11/01/2023	310	303
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,504
Puget Energy
6.000%, 09/01/2021	790	884
PVNGS II Funding
8.000%, 12/30/2015	877	925
Sempra Energy
4.050%, 12/01/2023	280	277

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern
2.450%, 09/01/2018	$525	$533
Southern California Edison
3.500%, 10/01/2023	880	862
Southwestern Electric Power
3.550%, 02/15/2022	230	225
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,086
Virginia Electric and Power
4.650%, 08/15/2043	405	403
Wisconsin Public Service
4.752%, 11/01/2044	385	389

		37,056

Total Corporate Obligations (Cost $535,571) ($ Thousands)		558,156

ASSET-BACKED SECURITIES — 10.6%

Automotive — 1.4%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	63	63
Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	709	711
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	1,066	1,072
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,311	1,321
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	182	183
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	755	756
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	1,341	1,341
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	1,016	1,010
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	292	292
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	589
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	241	241
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	1,747	1,747
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	140	145

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	$695	$717
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	602
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	380	373
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	350	356
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,500	1,497
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	806	808
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	432
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	498	500
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	517	521
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	666	666
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	906
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	36	36
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	356	356
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	1,330	1,330
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	220	221
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	340	356
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (B)	510	500
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	78	78
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	593	593
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	1,137	1,138

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	$1,060	$1,060
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	106	107
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	235	236
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	26	26
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	97	97
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	86	86
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	294	294
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	312	312
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	1,695	1,695
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	1,329	1,329
Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	485	485
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	266	266
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	990	990

		28,440

Credit Cards — 0.6%
American Express Issuance Trust II, Ser 2013-1, Cl A
0.447%, 02/15/2019 (A)	1,112	1,107
American Express Issuance Trust II, Ser 2013-2, Cl A
0.680%, 08/15/2019	1,451	1,455
BA Credit Card Trust, Ser 2007-A10, Cl A10
0.237%, 12/15/2016 (A)	1,346	1,346
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	352	351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2013-A2, Cl A2
0.267%, 02/15/2017 (A)	$356	$356
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	2,910	2,931
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.600%, 09/10/2020 (A)	2,079	2,083
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	650	649
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.717%, 01/15/2017 (A)	457	457
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	1,140	1,132

		11,867

Mortgage Related Securities — 1.7%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.842%, 04/25/2028 (A)	18	16
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.805%, 03/25/2030 (A)	2,482	1,514
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
7.927%, 08/25/2030	172	171
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.565%, 08/25/2043 (A)	1,648	1,624
Centex Home Equity, Ser 2006-A, Cl AV4
0.415%, 06/25/2036 (A)	4,917	4,314
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.405%, 08/25/2036 (A)	4,200	3,209
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	157	157
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.105%, 05/25/2039 (A) (B)	836	785
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	297	293
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.397%, 03/20/2036 (A)	4,182	4,044
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.535%, 06/25/2035 (A)	1,283	1,266
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.445%, 05/25/2037 (A)	5,500	3,380

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.595%, 06/25/2035 (A)	$3,800	$3,672
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.655%, 07/25/2035 (A)	3,500	3,256
RASC Trust, Ser 2005-AHL2, Cl A2
0.425%, 10/25/2035 (A)	1,245	1,240
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.325%, 01/25/2037 (A)	6,065	3,659

		32,600

Other Asset-Backed Securities — 6.9%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.265%, 12/27/2044 (A) (B)	2,100	2,103
ACS Pass-Through Trust, Ser 2007-1A, Cl G1
0.478%, 06/14/2037 (A) (B)	1,664	1,548
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	1,581	1,582
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	515	517
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.967%, 09/15/2016 (A)	528	530
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	806
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	975	968
Avalon IV Capital Ltd., Ser 2012-1A, Cl C
3.844%, 04/17/2023 (A) (B)	675	676
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.619%, 11/14/2033 (A) (B)	1,060	890
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.438%, 02/25/2035 (A)	2,200	2,233
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.238%, 10/27/2036 (A)	1,750	1,731
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.565%, 09/25/2035 (A)	1,423	1,400
CIT Education Loan Trust, Ser 2007-1, Cl A
0.336%, 03/25/2042 (A) (B)	1,774	1,624
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,812

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	$605	$605
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	176	177
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	193	199
Conseco Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	81	82
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.765%, 06/25/2033 (A)	38	33
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.625%, 10/25/2035 (A)	698	697
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.965%, 10/25/2047 (A)	4,071	3,415
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.318%, 11/15/2036 (A)	156	136
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.425%, 03/25/2036 (A)	5,000	3,292
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	884	888
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	656	657
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.467%, 02/15/2034 (A)	597	516
Detroit Edison Securitization Funding LLC, Ser 2001-1, Cl A6
6.620%, 03/01/2016	1,390	1,448
Educational Funding of the South, Ser 2011-1, Cl A2
0.888%, 04/25/2035 (A)	2,100	2,088
FFMLT Trust, Ser 2005-FF8, Cl M1
0.655%, 09/25/2035 (A)	3,700	3,308
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	765	767
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.637%, 01/15/2016 (A)	279	279
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,247

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	$270	$272
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	1,685	1,822
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,341	1,450
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.929%, 03/18/2029 (A)	550	479
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,168	1,177
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.566%, 06/19/2029 (A)	325	275
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.667%, 02/20/2030 (A)	375	317
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.669%, 02/20/2032 (A)	375	339
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.669%, 03/13/2032 (A)	575	510
GSAMP Trust, Ser 2003-SEA, Cl A1
0.565%, 02/25/2033 (A)	1,807	1,664
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.415%, 05/25/2046 (A)	3,300	2,132
GSAMP Trust, Ser 2006-SEA1, Cl A
0.465%, 05/25/2036 (A) (B)	247	242
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.790%, 11/15/2046 (B)	890	888
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.455%, 11/25/2035 (A)	2,155	1,764
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.345%, 02/25/2036 (A)	694	639
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 07/15/2041 (B)	1,058	1,049
Latitude CLO II, Ser 2006-2A, Cl A2
0.573%, 12/15/2018 (A) (B)	1,000	979
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,138	1,191
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,759	2,943

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.405%, 11/27/2028 (A)	$970	$924
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.445%, 04/25/2029 (A)	490	447
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.418%, 10/27/2036 (A)	799	781
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.348%, 10/25/2033 (A)	1,709	1,613
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.346%, 03/23/2037 (A)	1,343	1,292
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.328%, 11/23/2022 (A)	1,351	1,347
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.318%, 10/26/2026 (A)	1,709	1,706
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.248%, 11/27/2018 (A)	306	305
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.596%, 03/25/2026 (A) (B)	2,634	2,603
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.965%, 04/25/2046 (A) (B)	413	416
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.038%, 07/25/2025 (A)	1,000	1,001
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.498%, 08/25/2021 (A) (B)	1,700	1,655
OHA Credit Partners VII Ltd., Ser 2012-7A, Cl A
1.657%, 11/20/2023 (A) (B)	1,750	1,741
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.368%, 10/15/2037 (A)	2,707	2,295
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.845%, 09/25/2034 (A)	2,717	2,679
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.260%, 12/25/2033 (A)	188	158
Residential Asset Mortgage Products Trust, Ser 2003-RS2, Cl AII
0.845%, 03/25/2033 (A)	35	31
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	872

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Scholar Funding Trust, Ser 2011-A, Cl A
1.138%, 10/28/2043 (A) (B)	$1,342	$1,343
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.641%, 05/15/2028 (A)	336	335
SLM Private Education Loan Trust, Ser 2010-A, Cl 2A
3.417%, 05/16/2044 (A) (B)	779	826
SLM Private Education Loan Trust, Ser 2011-C, Cl A1
1.567%, 12/15/2023 (A) (B)	901	906
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.568%, 08/15/2025 (A) (B)	1,065	1,075
SLM Private Education Loan Trust, Ser 2012-B, Cl A1
1.267%, 12/15/2021 (A) (B)	825	829
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.267%, 08/15/2023 (A) (B)	629	632
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.917%, 10/16/2023 (A) (B)	1,210	1,208
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.917%, 06/15/2045 (A) (B)	1,227	1,253
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.965%, 11/25/2043 (A)	245	239
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.767%, 08/15/2022 (A) (B)	948	944
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.817%, 07/15/2022 (A) (B)	383	383
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	1,830	1,765
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.017%, 02/15/2022 (A) (B)	866	868
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,349	1,319
SLM Student Loan Trust, Ser 2000-A, Cl A2
0.428%, 10/28/2028 (A)	473	470
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.993%, 12/15/2025 (A) (B)	850	842

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.838%, 10/25/2023 (A) (B)	$698	$701
SLM Student Loan Trust, Ser 2004-8, Cl B
0.698%, 01/25/2040 (A)	173	154
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.738%, 04/25/2024 (A) (B)	1,454	1,457
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.338%, 04/25/2025 (A)	123	122
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.438%, 07/27/2026 (A)	525	533
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/2023 (A)	128	128
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.408%, 01/25/2041 (A)	1,900	1,656
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.348%, 01/25/2027 (A)	1,540	1,509
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.308%, 04/25/2022 (A)	270	269
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.398%, 01/25/2041 (A)	1,900	1,657
SLM Student Loan Trust, Ser 2007-2, Cl B
0.408%, 07/25/2025 (A)	391	338
SLM Student Loan Trust, Ser 2007-6, Cl B
1.088%, 04/27/2043 (A)	525	460
SLM Student Loan Trust, Ser 2008-2, Cl B
1.438%, 01/25/2029 (A)	525	458
SLM Student Loan Trust, Ser 2008-3, Cl B
1.438%, 04/25/2029 (A)	525	470
SLM Student Loan Trust, Ser 2008-4, Cl B
2.088%, 04/25/2029 (A)	525	499
SLM Student Loan Trust, Ser 2008-5, Cl B
2.088%, 07/25/2029 (A)	525	514
SLM Student Loan Trust, Ser 2008-6, Cl B
2.088%, 07/25/2029 (A)	525	501
SLM Student Loan Trust, Ser 2008-7, Cl B
2.088%, 07/25/2029 (A)	525	503
SLM Student Loan Trust, Ser 2008-8, Cl B
2.488%, 10/25/2029 (A)	525	528
SLM Student Loan Trust, Ser 2008-9, Cl B
2.488%, 10/25/2029 (A)	525	531
SLM Student Loan Trust, Ser 2010-1, Cl A
0.565%, 03/25/2025 (A)	872	869

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2012-1, Cl A3
1.115%, 09/25/2028 (A)	$1,910	$1,934
SLM Student Loan Trust, Ser 2012-6, Cl B
1.165%, 04/27/2043 (A)	564	514
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.415%, 09/25/2019 (A)	556	553
SLM Student Loan Trust, Ser 2013-2, Cl B
1.665%, 06/25/2043 (A)	281	266
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.465%, 05/26/2020 (A)	551	548
SLM Student Loan Trust, Ser 2013-3, Cl B
1.665%, 09/25/2043 (A)	291	276
SLM Student Loan Trust, Ser 2013-4, Cl A
0.715%, 06/25/2027 (A)	1,467	1,463
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.565%, 10/26/2020 (A)	843	842
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.669%, 02/25/2021 (A)	652	652
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031	843	852
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.438%, 04/28/2029 (A)	375	374
Sound Point CLO Ltd., Ser 2012-1A, Cl C
3.542%, 10/20/2023 (A) (B)	750	750
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.415%, 11/25/2037 (A)	1,527	1,480
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.358%, 01/30/2023 (A) (B)	1,670	1,654
Symphony CLO Ltd., Ser 2012-9A, Cl C
3.496%, 04/16/2022 (A) (B)	750	750
TAL Advantage, Ser 2006-1A, Cl N
0.357%, 04/20/2021 (A) (B)	677	668
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	177	178
Textainer Marine Containers, Ser 2005-1A, Cl A
0.420%, 05/15/2020 (A) (B)	641	635
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.870%, 12/10/2018	1,400	1,403
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,085	1,191

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)		1,565	$1,644
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.330%, 11/26/2021 (A) (B)		1,283	1,258
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.300%, 02/26/2019 (A) (B)		452	448
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.415%, 07/25/2036 (A)		4,000	3,647

			133,326

Total Asset-Backed Securities (Cost $203,525) ($ Thousands)			206,233

SOVEREIGN DEBT — 3.0%
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/2017	BRL	4,031	1,615
10.000%, 01/01/2021	BRL	7,250	2,664
Fed Republic of Brazil
4.250%, 01/07/2025 (C)		1,340	1,276
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	631
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020		691	677
Hungary Government International Bond
5.750%, 11/22/2023		1,408	1,415
Indonesia Government International Bond
5.875%, 03/13/2020		240	254
4.875%, 05/05/2021		200	198
Italy Buoni Poliennali Del Tesoro
3.500%, 12/01/2018	EUR	10,470	14,963
Japan Bank for International Cooperation
3.375%, 07/31/2023		675	663
1.750%, 07/31/2018		1,185	1,175
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,920
Kommunalbanken
1.125%, 05/23/2018 (B)		3,420	3,322
Mexican Bonos
8.000%, 06/11/2020	MXN	32,070	2,736
6.500%, 06/09/2022	MXN	111,589	8,613
Mexico Government International Bond
5.750%, 10/12/2110		1,512	1,399
4.750%, 03/08/2044		1,180	1,063
Province of Ontario Canada
0.950%, 05/26/2015		900	907

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Province of Quebec Canada
2.625%, 02/13/2023	690	$634
Russian Federal Bond - OFZ
7.000%, 01/25/2023	RUB 102,310	3,003
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	1,235	1,439
Slovakia Government International Bond
4.375%, 05/21/2022(B)	1,545	1,594
Slovenia Government International Bond
5.850%, 05/10/2023(B)	310	315
5.500%, 10/26/2022(B)	403	402
4.750%, 05/10/2018(B)	1,010	1,035
South Africa Government International Bond
5.875%, 09/16/2025	1,380	1,435
Spain Government International Bond MTN
4.000%, 03/06/2018(B)	500	508
Turkey Government International Bond
7.000%, 03/11/2019	430	471
6.250%, 09/26/2022	457	474
5.625%, 03/30/2021	161	162
United Mexican States MTN
6.050%, 01/11/2040	248	270

Total Sovereign Debt (Cost $58,540) ($ Thousands)		57,233

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
FHLB
5.500%, 07/15/2036	1,580	1,828
2.500%, 05/26/2015(D)	3,410	3,247
FHLMC
6.750%, 03/15/2031	1,170	1,548
FICO STRIPS
9.800%, 04/06/2018	850	1,126
9.700%, 04/05/2019	1,050	1,431
8.600%, 09/26/2019	2,490	3,293
0.092%, 11/02/2018(E)	1,800	1,631
0.091%, 08/03/2018(E)	1,820	1,665
0.090%, 04/06/2018(E)	1,550	1,433
0.080%, 09/26/2019(E)	100	86
0.070%, 06/06/2019(E)	250	222
0.060%, 03/07/2019(E)	770	687
0.050%, 02/08/2018(E)	510	476
0.040%, 08/03/2018(E)	780	713
0.030%, 08/03/2018(E)	820	750
0.020%, 08/03/2018(E)	1,470	1,344
0.010%, 05/11/2018(E)	3,295	3,037
FNMA
6.250%, 05/15/2029	2,110	2,645
6.001%, 10/09/2019(E)	1,520	1,293
0.120%, 02/24/2014	570	570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Resolution Funding STRIPS
2.283%, 10/15/2019 (E)	$600	$521
2.229%, 07/15/2020 (E)	2,630	2,195
Tennessee Valley Authority
5.250%, 09/15/2039	880	939
4.625%, 09/15/2060	1,370	1,225
3.875%, 02/15/2021	1,510	1,595
1.750%, 10/15/2018	3,140	3,123

Total U.S. Government Agency Obligations (Cost $36,232) ($ Thousands)		38,623

MUNICIPAL BONDS — 1.3%
Arizona State University, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/2043	90	92
Brazos Higher Education Authority, Ser 2006-2, RB
0.261%, 12/26/2024 (A)	560	540
City of Houston, Ser A, GO
6.290%, 03/01/2032	1,850	2,092
City of New York, Ser J, GO
Callable 08/01/23 @ 100
5.000%, 08/01/2025	110	123
City of Richmond, Ser A, GO
Callable 03/01/23 @ 100
5.000%, 03/01/2027	90	101
5.000%, 03/01/2028	90	100
5.000%, 03/01/2029	100	111
County of Clark Nevada, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	510	622
Los Angeles Community College District, Build America Project, GO
6.750%, 08/01/2049	490	614
New Jersey, Economic Development Authority, RB
Callable 06/15/23 @ 100
5.000%, 06/15/2046	120	123
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	620	790
New Jersey State, Turnpike Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 01/01/2043	130	132
New Jersey, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	210	211
New Jersey, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2038	290	294

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
Callable 11/01/23 @ 100
5.000%, 11/01/2042	$190	$197
New York City, Water & Sewer System, Ser BB, RB
Callable 12/15/22 @ 100
5.000%, 06/15/2047	90	92
New York City, Water & Sewer System, Ser EE, RB
Callable 06/15/23 @ 100
5.000%, 06/15/2047	90	92
New York, Liberty Development, RB
Callable 12/15/21 @ 100
5.000%, 12/15/2041	170	172
New York, State Dormitory Authority, Ser A, RB
Callable 12/15/22 @ 100
5.000%, 12/15/2026	80	89
5.000%, 12/15/2027	210	231
New York State, Urban Development, Ser C, RB
Callable 03/15/23 @ 100
5.000%, 03/15/2027	400	440
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	564	672
Northeast Ohio, Regional Sewer District, RB
Callable 05/15/23 @ 100
5.000%, 11/15/2043	190	196
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	390	384
Ohio State, Turnpike Commission, Ser A, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	170	172
Ohio State University, Ser A, RB
4.800%, 06/01/2111	202	175
Pennsylvania Turnpike Commission, Ser C, RB
Callable 12/01/23 @ 100
5.000%, 12/01/2043	140	140
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	660	562
Private Colleges & Universities Authority, Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/2043	190	198
San Antonio, Electric and Gas Authority, RB
Callable 02/01/23 @ 100
5.000%, 02/01/2043	320	326
South Carolina, Student Loan, Ser A2, RB
0.359%, 12/01/2020 (A)	1,850	1,831

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of California, Build America Project, GO
7.600%, 11/01/2040	$450	$593
7.300%, 10/01/2039	790	993
6.650%, 03/01/2022	610	715
State of California, GO
6.200%, 03/01/2019	1,775	2,059
State of California, GO
Callable 09/01/23 @ 100
5.000%, 09/01/2025	250	278
5.000%, 04/01/2042	250	253
5.000%, 11/01/2043	220	222
State of California, Ser B, GO
5.000%, 09/01/2023	350	402
State of Connecticut, Ser C, GO
Callable 07/15/23 @ 100
5.000%, 07/15/2024	120	137
State of Illinois, GO
5.877%, 03/01/2019	2,260	2,468
5.365%, 03/01/2017	315	342
5.100%, 06/01/2033	1,725	1,602
4.350%, 06/01/2018	1,000	1,038
State of Texas, Build America Project, GO
5.517%, 04/01/2039	850	951
Utah Transit Authority, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	340	340

Total Municipal Bonds (Cost $23,107) ($ Thousands)		24,307

LOAN PARTICIPATIONS — 1.0%
Advanced Disposal Services
4.250%, 10/05/2019	309	311
AMR
4.750%, 06/21/2019	648	652
Amscan Holdings
4.250%, 07/23/2019	459	460
Aramark, Term Loan
3.776%, 07/26/2016	133	133
Aramark, Term Loan B
3.668%, 07/26/2016	164	164
Charter Communications, Term Loan, 1st Lien
3.000%, 01/19/2021	698	692
Crown Castle, Term Loan, 1st Lien
3.250%, 01/31/2019	493	493
CSC Holdings, Term Loan B
2.669%, 04/17/2020	698	691
Del Monte Foods, Term Loan
4.000%, 03/08/2018	1,270	1,273
Dunkin’ Brands, Term Loan B-3
3.750%, 02/14/2020	738	740
First Data, 1st Lien Term Loan
4.164%, 09/24/2018	1,000	1,001
First Data, Term Loan
4.164%, 03/24/2018	1,515	1,516
Fortescue Medals Group
4.250%, 06/30/2019	617	624
Gardner Denver, Term Loan, 1st Lien
4.250%, 07/30/2020	520	520
H.J. Heinz
3.250%, 03/27/2019	150	150

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	$499	$502
Hilton Hotels, Term Loan B, Cov-Lite 1st Lien
4.000%, 09/23/2020	185	187
3.750%, 09/23/2020	67	68
Intelsat Jackson Holdings, Term Loan B1
4.250%, 04/02/2018	671	676
Michaels Stores
3.750%, 01/28/2020	94	94
Michaels Stores, Term Loan B
3.750%, 01/28/2020	94	94
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	290	291
NRG Energy, Term Loan
2.750%, 07/01/2018	648	646
Par Pharmaceutical
4.250%, 09/18/2019	658	662
Phillips-Van Heusen, Term Loan B, Tranche 1
3.250%, 02/13/2020	222	223
Schaeffler AG, Term Loan C, 1st Lien
4.250%, 01/27/2017	400	403
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	628	629
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	815	821
Supervalu, 1st Lien Term Loan B
5.000%, 03/21/2019	646	652
Telesat Canada, Term Loan B
3.500%, 03/26/2019	493	494
Univision Communications
4.500%, 09/29/2014	1,734	1,740
Virgin Media, Term Loan B
3.500%, 02/15/2020	740	741
Wendy’s / Arby’s Group
3.250%, 05/15/2019	709	710
Windstream, Term Loan B4
3.500%, 01/10/2020	199	200

Total Loan Participations (Cost $19,142) ($ Thousands)		19,253

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	674

Total Preferred Stock (Cost $647) ($ Thousands)		674

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills
0.062%, 03/20/2014	646	646
0.036%, 02/06/2014	4,140	4,140
0.000%, 04/03/2014	7,990	7,988
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,214
4.500%, 08/15/2039	742	822
3.750%, 11/15/2043	11,961	11,561
3.625%, 08/15/2043	6,746	6,371
3.125%, 11/15/2041	19,840	17,137
3.125%, 02/15/2042	17,615	15,187

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

3.125%, 02/15/2043	$1,524	$1,305
3.000%, 05/15/2042	1,030	864
2.875%, 05/15/2043	11,005	8,919
2.750%, 08/15/2042	9,037	7,160
2.750%, 11/15/2042	5,069	4,008
U.S. Treasury Inflation Protected Securities
2.125%, 02/15/2040	918	1,032
2.125%, 02/15/2041	5,359	6,021
2.000%, 07/15/2014	17,160	17,538
1.250%, 04/15/2014	5,457	5,492
0.750%, 02/15/2042	1,302	1,047
0.500%, 04/15/2015	8,993	9,191
0.375%, 07/15/2023	12,294	11,856
0.125%, 04/15/2016	10,967	11,261
0.125%, 04/15/2017	19,233	19,768
0.125%, 04/15/2018	9,588	9,779
U.S. Treasury Notes
4.000%, 02/15/2014	5,460	5,485
3.500%, 02/15/2018	3,340	3,626
3.125%, 04/30/2017	8,471	9,069
2.750%, 11/15/2023(C)	32,156	31,458
2.500%, 08/15/2023	13,845	13,296
2.375%, 12/31/2020	2,064	2,056
2.000%, 11/30/2020	3,464	3,372
2.000%, 02/15/2023	9,365	8,688
1.875%, 02/28/2014	875	877
1.750%, 03/31/2014 to 03/31/2014	2,410	2,413
1.500%, 12/31/2018	8,816	8,717
1.375%, 11/30/2015 to 11/30/2015	6,533	6,562
1.250%, 11/30/2018(C)	37,868	37,057
0.625%, 08/15/2016	5,430	5,431
0.625%, 10/15/2016	4,188	4,180
0.625%, 12/15/2016(C)	18,031	17,958
0.375%, 06/30/2015	8,095	8,112
0.375%, 08/31/2015	10,521	10,537
0.250%, 09/30/2015	5,604	5,599
0.250%, 10/15/2015	12,669	12,653
0.250%, 10/31/2015	685	684
0.250%, 12/31/2015	2,686	2,679
U.S. Treasury STRIPS
2.638%, 11/15/2027(E)	5,135	3,087

Total U.S. Treasury Obligations (Cost $400,284) ($ Thousands)		386,903

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P.
0.070% ** †(F)	106,029,631	106,030

Total Affiliated Partnership (Cost $106,030) ($ Thousands)		106,030

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	77,001,199	77,001

Total Cash Equivalent (Cost $77,001) ($ Thousands)		77,001

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands) /Contracts	Market Value ($ Thousands)

COMMERCIAL PAPER — 0.3%
Macquarie Bank
0.220%, 02/24/2014 (B) (E)	$5,930	$5,929

Total Commercial Paper (Cost $5,928) ($ Thousands)		5,929

Total Investments — 113.8% (Cost $2,196,955) ($ Thousands) ††		$2,201,346

PURCHASED OPTIONS — 0.0%*‡‡
February 2014, Euro Put, Expires 01/06/2014, Strike Price $1.35	7,480,000	$1
February 2014, U.S. 10 Year Treasury Note Put, Expires 01/24/2014, Strike Price $125.00	36	72
February 2014, U.S. Treasury Bond Put, Expires 01/24/2014, Strike Price	31	90
March 2014, Euro Put, Expires 02/18/2014, Strike Price $1.36	8,800,000	68

Total Purchased Options (Cost $235) ($ Thousands)		$231

PURCHASED SWAPTIONS — 0.0%*‡‡
March 2018, 3-Month LIBOR Put, Expires 03/15/2018, Strike Rate: 4.500%	4,800,000	$586
April 2018, 3-Month LIBOR Put, Expires 03/15/2018, Strike Rate: 4.500%	4,800,000	586
April 2018, 3-Month LIBOR Put, Expires 04/09/2018, Strike Rate: 4.500%	5,810,000	651
January 2019, Euro Put, Expires 12/22/2018, Strike Price $104.00	4,500,000	—

Total Purchased Options (Cost $1,077) ($ Thousands)		$1,823

WRITTEN OPTIONS — 0.0%*‡‡
February 2014, U.S. 10 Year Treasury Note, Put, Expires 01/24/2014, Strike Price $122.50	(72)	$(27)
February 2014, U.S. Treasury Bond Put, Expires 01/24/2014, Strike Price $127	(61)	(32)
November 2020, U.S. CPI Consumers NSA Call, Expires: 11/21/2020, Strike Inflation: 0.00%	(3,990,000)	(1)

Total Written Options (Premiums Received $87) ($ Thousands)		$(60)

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

A list of the open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	81	Dec-2014	$3
90-Day Euro$	39	Mar-2015	(1)
90-Day Euro$	(120)	Mar-2016	64
U.S. 10-Year Treasury Note	61	Mar-2014	(45)
U.S. 2-Year Treasury Note	(447)	Apr-2014	165
U.S. 5-Year Treasury Note	432	Apr-2014	(523)
U.S. Long Treasury Bond	(129)	Mar-2014	217
U.S. Ultra Long Treasury Bond	191	Mar-2014	(500)

			$(620)

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013 is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
2/18/14	AUD	3,350	USD	3,155	$168
2/18/14	EUR	23,876	USD	32,078	(817)
2/18/14	JPY	1,006,730	USD	10,177	595
2/18/14	USD	3,036	AUD	3,350	(49)
2/18/14	USD	5,194	EUR	3,878	149

					$46

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(3,268)	3,485	$217
Citigroup	(44,208)	44,240	32
JPMorgan Chase Bank	(6,218)	6,016	(203)

			$46

For the period ended December 31, 2013, the total amount of all forward foreign currency contracts, as presented in the table ab0ve, are representative of the volume of activity for this derivative type during the period.

A list of outstanding OTC swap agreements held by the Fund at December 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(1,590)	$67

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.49%	3-Month LIBOR	03/15/2046		3,370	$516
Barclays Bank PLC	2.42%	3MonthLIBOR	11/15/2027		1,620	144
Barclays Bank PLC	2.48%	3MonthLIBOR	11/15/2027		1,620	158
Barclays Bank PLC	3-Month LIBOR	3.15%	03/15/2026		7,520	(608)
Citigroup	2.71%	3-Month LIBOR	08/15/2042		3,245	687
Goldman Sachs	3.13%	3-Month LIBOR	04/09/2046		3,550	771
Goldman Sachs	2.80%	3-Month LIBOR	04/09/2026		7,870	(877)

						$791

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

A list of outstanding centrally cleared swap agreements held by the Fund at December 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
BNP Paribas	CDX.NA.HY.21	BUY	5.00	12/20/18	3,450	$(77)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
IRS USD	PAY	0.04%	11/15/2043		2,275	$108

For the period ended December 31, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,936,380 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	For the period ended December 31, 2013, the total amount of open purchased options, purchased swaptions and written options, are representative of the volume of activity for this derivative type during the year

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $103,175 ($ Thousands).

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2013. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $106,030 ($ Thousands).

††	At December 31, 2013, the tax basis cost of the Fund’s investments was $2,196,955 ($ Thousands), and the unrealized appreciation and depreciation were $58,049 ($ Thousands) and $(53,658) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL— Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited P

MTN — Medium Term Note

MXN — Mexican Peso

NCUA — National Credit Union Association

OTC — Over The Counter

PLC — Public Limited Company

PO — Principal only

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$721,004	$—	$721,004
Corporate Obligations	—	556,556	1,600	558,156
U.S. Treasury Obligations	—	386,903	—	386,903
Asset-Backed Securities	—	206,233	—	206,233
Sovereign Debt	—	57,233	—	57,233
U.S. Government Agency Obligations	—	38,623	—	38,623
Loan Participations	—	19,253	—	19,253
Preferred Stock	674	—	—	674
Commercial Paper	—	5,929	—	5,929
Municipal Bonds	—	24,307	—	24,307
Affiliated Partnership	—	106,030	—	106,030
Cash Equivalent	77,001	—	—	77,001

Total Investments in Securities	$77,675	$2,122,071	$1,600	$2,201,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$231	$—	$—	$231
Purchased Swaptions	1,823	—	—	1,823
Written Options	(60)	—	—	(60)
Futures Contracts *
Unrealized Appreciation	449	—	—	449
Unrealized Depreciation	(1,069)	—	—	(1,069)
Forwards Contracts *
Unrealized Appreciation	—	912	—	912
Unrealized Depreciation	—	(866)	—	(866)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	67	—	67
Interest Rate Swaps*
Unrealized Appreciation	—	2,276	—	2,276
Unrealized Depreciation	—	(1,485)	—	(1,485)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(77)	—	(77)
Interest Rate Swaps*
Unrealized Appreciation	—	108	—	108

Total Other Financial Instruments	$1,374	$935	$—	$2,309

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2013

As of December 31, 2013, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $3.5 million, and is the seller (“providing protection”) on a total notional amount of $1.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$23,934	—	—	—	$23,934
Maximum potential amount of future payments	$1,590,000	—	—	—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased creditprotection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

Note: There are collateral arrangements in place that cover multiple derivative arrangements but those amounts have not been included, as potential recoveries are not specific to selling credit protection on certain derivates.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basispoints) [1]	—	—	—	—	—	—
0 - 200	—	—	$1,590,000	—	—	$1,590,000
Greater than 200	—	—	—	—	—	—

Total	—	—	$1,590,000	—	—	$1,590,000

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 39.9%

Agency Mortgage-Backed Obligations — 33.1%
FHLMC
11.000%, 02/17/2021	$138	$139
10.000%, 03/17/2026 to 10/01/2030	736	845
7.500%, 01/01/2032 to 09/01/2038	791	899
6.500%, 10/01/2031 to 09/01/2038	1,200	1,332
6.000%, 08/01/2015 to 09/01/2038	1,886	2,067
5.500%, 06/01/2020 to 01/01/2039	5,591	6,066
5.000%, 03/01/2034 to 04/01/2042	6,416	6,999
4.500%, 04/01/2035 to 09/01/2042	3,618	3,853
4.000%, 07/01/2026 to 08/01/2043	7,245	7,467
3.500%, 03/01/2033 to 08/01/2043	7,384	7,278
3.000%, 07/01/2032 to 08/01/2043	3,077	2,908
2.500%, 11/01/2027 to 05/01/2028	1,539	1,527
2.375%, 01/13/2022	1,500	1,434
1.250%, 10/02/2019	70	66
0.084%, 01/27/2014	1,900	1,900
FHLMC ARM (A)
6.479%, 10/01/2037	211	229
6.355%, 02/01/2037	65	68
6.012%, 04/01/2037	10	11
5.552%, 06/01/2037	97	103
5.055%, 07/01/2036	106	114
4.989%, 01/01/2035	88	94
4.101%, 02/01/2036	298	319
3.218%, 03/01/2036	778	835
3.162%, 02/01/2042	526	535
3.054%, 03/01/2037	242	255
2.930%, 05/01/2037	481	511
2.905%, 04/01/2037	103	110
2.887%, 05/01/2037	347	370
2.859%, 11/01/2036	42	45
2.857%, 05/01/2042	363	365
2.751%, 05/01/2038	185	198
2.480%, 10/01/2037	54	58
2.418%, 11/01/2036	55	58
2.261%, 10/01/2042	369	371
2.240%, 07/01/2043	1,845	1,843
2.026%, 05/01/2037	287	302
1.925%, 04/01/2037	45	48
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	734	808
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	290	327
FHLMC CMO, Ser 2002-48, Cl 1A
5.779%, 07/25/2033 (A)	7	8
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	70	83

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	$96	$112
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	101	119
FHLMC CMO, Ser 2005-2945, Cl SA
11.994%, 03/15/2020 (A)	45	52
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020	114	111
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	171	192
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	135	125
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036	146	142
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	95	86
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036	130	120
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	306	339
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	27	25
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	303	334
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.833%, 11/15/2037 (A)	105	15
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.883%, 05/15/2038 (A)	120	16
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	92	101
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	135	124
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	73	81
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	230	209
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	147	136
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040	78	72
FHLMC CMO, Ser 2010-3645, Cl KP
5.000%, 02/15/2040	597	656

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	$1,487	$1,598
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	598	714
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	301	61
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	331	25
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	492	57
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	221	9
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	441	55
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	221	26
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	498
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	369	47
FHLMC CMO, Ser 2011-3804, Cl FN
0.617%, 03/15/2039 (A)	556	555
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	907	998
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	165	172
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	354	388
FHLMC CMO, Ser 2011-3925, Cl FL
0.617%, 01/15/2041 (A)	804	807
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.783%, 10/15/2041 (A)	1,027	205
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	813	842
FHLMC CMO, Ser 2012-279, Cl F6
0.617%, 09/15/2042 (A)	467	463
FHLMC CMO, Ser 2012-281, Cl F1
0.667%, 10/15/2042 (A)	467	463
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	951	926
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043	593	432

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.083%, 09/15/2042 (A)	$674	$134
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	102	76
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	199	155
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	980	1,008
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	101	76
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,326	192
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	125	139
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	226	255
FHLMC CMO, Ser 239, Cl S30, IO
7.533%, 08/15/2036 (A)	261	50
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	263	295
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	193	217
FHLMC CMO, Ser 2631, Cl SA
14.545%, 06/15/2033 (A)	86	109
FHLMC CMO, Ser 2725, Cl SC
8.823%, 11/15/2033 (A)	33	36
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	42	41
FHLMC CMO, Ser 3001, Cl HP
21.334%, 05/15/2035 (A)	84	116
FHLMC CMO, Ser 3006, Cl QS
19.720%, 07/15/2035 (A)	202	289
FHLMC CMO, Ser 3012, Cl GK
24.000%, 06/15/2035 (A)	117	177
FHLMC CMO, Ser 3217, Cl CX, IO
6.423%, 09/15/2036 (A)	303	46
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	183	168
FHLMC CMO, Ser 3262, Cl SG, IO
6.233%, 01/15/2037 (A)	268	29
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	50	46
FHLMC CMO, Ser 3383, Cl SA, IO
6.283%, 11/15/2037 (A)	311	44
FHLMC CMO, Ser 3422, Cl SE
17.034%, 02/15/2038 (A)	36	45
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	76	5
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	52	48

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	$68	$62
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,027	1,056
FHLMC CMO, Ser 3632, Cl BS
16.945%, 02/15/2040 (A)	100	142
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	527	64
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	692	808
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	173	196
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	114	133
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	369	422
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	469	536
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	535	623
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	185	219
FHLMC CMO, Ser T-76, Cl 2A
3.287%, 10/25/2037 (A)	265	259
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, Cl X1, IO
1.645%, 06/25/2022 (A)	378	37
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	369
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	844
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, Cl AX1, IO
1.205%, 01/25/2020 (A)	1,531	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.823%, 06/25/2020 (A)	309	25
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.661%, 08/25/2020 (A)	489	36
FHLMC Multifamily Structured Pass-Through Certificates, Ser K017, Cl X1, IO
1.446%, 12/25/2021 (A)	304	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser K024, Cl X1, IO
0.903%, 09/25/2022 (A)	338	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.710%, 02/25/2018 (A)	2	—
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	268	301

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
7.500%, 10/01/2037 to 04/01/2039	$537	$608
7.000%, 04/01/2032 to 01/01/2039	362	415
6.500%, 05/01/2027 to 10/01/2038	1,389	1,570
6.000%, 10/01/2019 to 10/01/2040	6,443	7,182
5.500%, 02/01/2021 to 04/01/2040	6,763	7,458
5.000%, 01/01/2020 to 09/01/2041	18,815	20,533
4.640%, 01/01/2021	484	531
4.540%, 01/01/2020	474	521
4.530%, 12/01/2019	478	524
4.500%, 08/01/2021 to 12/01/2041	4,984	5,349
4.390%, 05/01/2021	250	270
4.380%, 01/01/2021 to 04/01/2021	1,461	1,583
4.369%, 02/01/2020	477	520
4.360%, 05/01/2021	1,000	1,080
4.303%, 07/01/2021	1,100	1,183
4.301%, 01/01/2021	289	314
4.300%, 04/01/2021	248	267
4.291%, 06/01/2021	487	524
4.250%, 04/01/2021 to 04/01/2021	750	803
4.240%, 06/01/2021	994	1,065
4.130%, 08/01/2021	969	1,030
4.066%, 07/01/2020	392	421
4.060%, 07/01/2021	1,000	1,061
4.000%, 12/01/2028 to 08/01/2043	5,286	5,440
3.670%, 07/01/2023	1,000	1,010
3.632%, 12/01/2020	1,216	1,265
3.590%, 12/01/2020	476	497
3.505%, 09/01/2020	948	989
3.500%, 01/01/2026 to 08/01/2043	22,756	22,766
3.430%, 10/01/2020	956	991
3.290%, 10/01/2020	349	359
3.230%, 11/01/2020	344	352
3.000%, 03/01/2027 to 05/01/2043	14,559	14,203
2.810%, 06/01/2023	1,000	959
2.770%, 05/01/2022	1,000	975
2.704%, 04/01/2023	1,447	1,379
2.680%, 07/01/2022	1,986	1,918
2.629%, 09/01/2043	301	296
2.510%, 06/01/2023	496	465
2.500%, 11/01/2026 to 02/25/2044	5,543	5,486
2.480%, 06/01/2019	1,000	1,007
2.460%, 04/01/2023	928	871
2.420%, 06/01/2023	496	461
2.374%, 02/01/2043	140	141
2.115%, 02/01/2043	135	135
2.110%, 01/12/2018	586	588
2.062%, 06/01/2043	554	552
FNMA ARM (A)
6.200%, 08/01/2036	42	46
5.806%, 09/01/2037	91	98
3.138%, 03/01/2036	214	227

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.028%, 03/01/2042	$211	$213
2.883%, 05/01/2043	92	92
2.787%, 11/01/2036	150	159
2.748%, 09/01/2037	4	4
2.721%, 11/01/2036	128	138
2.682%, 12/01/2036	136	146
2.593%, 04/01/2036	127	136
2.584%, 04/01/2037	94	100
2.583%, 07/01/2037	261	278
2.570%, 09/01/2036	66	70
2.560%, 12/01/2036	473	504
2.503%, 11/01/2042	274	278
2.471%, 09/01/2043	334	336
2.436%, 07/01/2037	140	148
2.265%, 11/01/2037	279	296
2.207%, 07/01/2043	272	272
2.190%, 11/01/2037	159	169
2.154%, 05/01/2043	1,351	1,351
2.131%, 01/01/2043	272	273
2.113%, 04/01/2043	100	100
2.103%, 01/01/2043	225	225
2.041%, 06/01/2043	382	380
2.036%, 07/01/2043	145	138
2.010%, 01/01/2043	130	130
1.987%, 04/01/2043	763	760
1.713%, 07/01/2037	320	330
0.640%, 11/01/2023	998	999
0.539%, 01/01/2023	196	197
0.529%, 01/01/2023	490	489
0.519%, 01/01/2023	500	501
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	443	87
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	154	168
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	74	72
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	160	181
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	76	89
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	298	336
FNMA CMO, Ser 2003-131, Cl SK
15.871%, 01/25/2034(A)	99	128
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,105
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	44	36
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	108	102
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	$30	$30
FNMA CMO, Ser 2004-89, Cl SM
17.419%, 09/25/2024 (A)	369	484
FNMA CMO, Ser 2005-106, Cl US
23.963%, 11/25/2035 (A)	513	794
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	667	724
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	93	101
FNMA CMO, Ser 2005-72, Cl SB
16.464%, 08/25/2035 (A)	93	120
FNMA CMO, Ser 2005-90, Cl ES
16.464%, 10/25/2035 (A)	120	154
FNMA CMO, Ser 2006-117, Cl GS, IO
6.485%, 12/25/2036 (A)	94	15
FNMA CMO, Ser 2006-118, Cl A2
0.226%, 12/25/2036 (A)	158	154
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	88	79
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	88	85
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	42	41
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	76	74
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	489	547
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	95	104
FNMA CMO, Ser 2007-100, Cl SM, IO
6.285%, 10/25/2037 (A)	262	36
FNMA CMO, Ser 2007-101, Cl A2
0.415%, 06/27/2036 (A)	122	120
FNMA CMO, Ser 2007-112, Cl SA, IO
6.285%, 12/25/2037 (A)	278	39
FNMA CMO, Ser 2007-114, Cl A6
0.365%, 10/27/2037 (A)	200	198
FNMA CMO, Ser 2007-116, Cl HI, IO
1.532%, 01/25/2038 (A)	221	17
FNMA CMO, Ser 2007-29, Cl SG
22.118%, 04/25/2037 (A)	43	61
FNMA CMO, Ser 2007-65, Cl KI, IO
6.455%, 07/25/2037 (A)	175	23

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-72, Cl EK, IO
6.235%, 07/25/2037 (A)	$237	$32
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	11	11
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,066
FNMA CMO, Ser 2007-85, Cl SG
15.839%, 09/25/2037 (A)	63	78
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	279	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.835%, 02/25/2038 (A)	551	65
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	276
FNMA CMO, Ser 2009-103, Cl MB
2.666%, 12/25/2039 (A)	219	221
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	319	342
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	204	40
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	193	178
FNMA CMO, Ser 2009-84, Cl WS, IO
5.735%, 10/25/2039 (A)	134	17
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,444	1,376
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	89	15
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	168	151
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	399	10
FNMA CMO, Ser 2009-99, Cl SC, IO
6.015%, 12/25/2039 (A)	167	20
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (A)	292	324
FNMA CMO, Ser 2010-1, Cl WA
6.183%, 02/25/2040 (A)	114	125
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	136	153
FNMA CMO, Ser 2010-23, Cl KS, IO
6.935%, 02/25/2040 (A)	271	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-35, Cl SB, IO
6.255%, 04/25/2040 (A)	$179	$26
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	78	70
FNMA CMO, Ser 2010-68, Cl SA, IO
4.835%, 07/25/2040 (A)	1,019	125
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	630	726
FNMA CMO, Ser 2011-58, Cl AT
4.000%, 07/25/2041	418	443
FNMA CMO, Ser 2011-87, Cl SG, IO
6.384%, 04/25/2040 (A)	719	143
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,177	151
FNMA CMO, Ser 2012-108, Cl F
0.666%, 10/25/2042 (A)	467	466
FNMA CMO, Ser 2012-112, Cl FD
0.665%, 10/25/2042 (A)	475	474
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,213	239
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,276	2,129
FNMA CMO, Ser 2012-133, Cl JP
2.500%, 07/25/2042	754	725
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	208	201
FNMA CMO, Ser 2012-14, Cl FG
0.566%, 07/25/2040 (A)	819	822
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	1,190	1,163
FNMA CMO, Ser 2012-M15, Cl A
2.745%, 10/25/2022 (A)	927	887
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043	395	281
FNMA CMO, Ser 2013-121, Cl LB
3.000%, 12/25/2043	1,136	1,161
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	946	949
FNMA CMO, Ser 2013-41, Cl WG
2.500%, 11/25/2042	223	217
FNMA CMO, Ser 2013-67, Cl KZ
2.500%, 04/25/2043	203	137
FNMA CMO, Ser 2013-NPL7, Cl A1
3.625%, 11/25/2053	245	244

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	$470	$546
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	274	314
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	322	358
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	361	424
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	302	338
FNMA Interest CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024	104	101
FNMA Interest CMO, Ser 2012-416, Cl A350
3.500%, 11/25/2042	1,117	1,117
FNMA TBA
5.000%, 01/01/2038	3,800	4,127
4.500%, 02/01/2034 to 01/01/2038	3,600	3,814
4.000%, 01/01/2030 to 01/25/2044	26,830	27,621
3.500%, 01/25/2029 to 01/25/2044	11,460	11,512
3.000%, 01/16/2026 to 01/15/2043	17,635	17,769
2.500%, 01/01/2026	885	876
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.934%, 06/25/2042 (A)	425	94
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.731%, 12/25/2042 (A)	232	268
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	194	208
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	83	90
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	205	235
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	387	440
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	455	527
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.385%, 03/25/2045 (A)	465	464
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	258	297
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.385%, 02/25/2036 (A)	204	202
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.425%, 11/25/2046 (A)	290	289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	$905	$944
GNMA
7.500%, 10/15/2037	141	160
7.000%, 09/15/2031	73	86
6.500%, 12/15/2035	702	796
6.000%, 09/20/2038	242	273
GNMA ARM
1.625%, 02/20/2034 (A)	470	488
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	598	674
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	141	151
GNMA CMO, Ser 2003-97, Cl SA, IO
6.383%, 11/16/2033 (A)	402	77
GNMA CMO, Ser 2004-11, Cl SX
17.017%, 02/20/2034 (A)	37	50
GNMA CMO, Ser 2004-28, Cl SV
8.833%, 04/20/2034 (A)	172	191
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	95	103
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	14	14
GNMA CMO, Ser 2004-87, Cl SB
7.484%, 03/17/2033 (A)	130	140
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	246	227
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	451
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	42	37
GNMA CMO, Ser 2006-38, Cl SG, IO
6.483%, 09/20/2033 (A)	154	9
GNMA CMO, Ser 2007-26, Cl SW, IO
6.033%, 05/20/2037 (A)	394	59
GNMA CMO, Ser 2007-27, Cl SD, IO
6.033%, 05/20/2037 (A)	258	40
GNMA CMO, Ser 2007-72, Cl US, IO
6.383%, 11/20/2037 (A)	153	26
GNMA CMO, Ser 2007-78, Cl SA, IO
6.363%, 12/16/2037 (A)	1,650	259
GNMA CMO, Ser 2007-82, Cl SA, IO
6.363%, 12/20/2037 (A)	211	35
GNMA CMO, Ser 2007-9, Cl CI, IO
6.033%, 03/20/2037 (A)	367	55

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	$82	$70
GNMA CMO, Ser 2008-10, Cl S, IO
5.663%, 02/20/2038 (A)	331	46
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	56	51
GNMA CMO, Ser 2008-33, Cl XS, IO
7.533%, 04/16/2038 (A)	143	24
GNMA CMO, Ser 2008-55, Cl SA, IO
6.033%, 06/20/2038 (A)	354	54
GNMA CMO, Ser 2009-106, Cl AS, IO
6.233%, 11/16/2039 (A)	415	73
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	205	44
GNMA CMO, Ser 2009-24, Cl DS, IO
6.133%, 03/20/2039 (A)	389	49
GNMA CMO, Ser 2009-25, Cl SE, IO
7.433%, 09/20/2038 (A)	250	42
GNMA CMO, Ser 2009-43, Cl SA, IO
5.783%, 06/20/2039 (A)	264	39
GNMA CMO, Ser 2009-6, Cl SH, IO
5.873%, 02/20/2039 (A)	224	33
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	118	17
GNMA CMO, Ser 2009-65, Cl TS, IO
6.233%, 12/20/2038 (A)	473	69
GNMA CMO, Ser 2009-66, Cl XS, IO
6.633%, 07/16/2039 (A)	2,632	393
GNMA CMO, Ser 2009-67, Cl SA, IO
5.883%, 08/16/2039 (A)	174	26
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	539
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	282	243
GNMA CMO, Ser 2009-83, Cl TS, IO
5.933%, 08/20/2039 (A)	324	44
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	105
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	390	310
GNMA CMO, Ser 2010-4, Cl NS, IO
6.223%, 01/16/2040 (A)	3,627	644

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl PX, IO
6.533%, 06/20/2037 (A)	$529	$97
GNMA CMO, Ser 2010-6, Cl AB
3.000%, 11/20/2039	77	76
GNMA CMO, Ser 2010-H11, Cl FA
1.164%, 06/20/2060 (A)	691	702
GNMA CMO, Ser 2011-142, Cl IO, IO
0.952%, 09/16/2046 (A)	6,557	351
GNMA CMO, Ser 2011-H08, Cl FD
0.669%, 02/20/2061 (A)	546	544
GNMA CMO, Ser 2012-100, Cl IO, IO
0.891%, 08/16/2052 (A)	623	41
GNMA CMO, Ser 2012-112, Cl IO, IO
0.870%, 02/16/2053 (A)	4,941	337
GNMA CMO, Ser 2012-125, Cl IO, IO
0.856%, 02/16/2053 (A)	2,247	162
GNMA CMO, Ser 2012-H25, Cl FA
0.869%, 12/20/2061 (A)	956	954
GNMA CMO, Ser 2013-153, Cl AB
2.900%, 06/16/2044 (A)	249	255
GNMA CMO, Ser 2013-154, Cl AB
2.900%, 02/16/2044 (A)	757	777
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	489	489
GNMA CMO, Ser 2013-178, Cl IO, IO
0.950%, 06/16/2055 (A)	1,188	78
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	320	318
GNMA CMO, Ser 2013-44, Cl NA
2.500%, 02/20/2043	382	372
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	1,829	125
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	500	486
GNMA CMO, Ser 2013-H21, Cl FB
0.869%, 09/20/2063 (A)	994	1,000
GNMA TBA
4.500%, 01/15/2039	2,400	2,561
4.000%, 01/01/2040	10,600	11,014
3.500%, 01/15/2041	5,000	5,039
3.000%, 01/20/2044	1,855	1,795
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	300	310

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	$403	$414

		334,157

Non-Agency Mortgage-Backed Obligations — 6.8%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (C)	287	286
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.401%, 02/02/2037 (A) (C)	93	91
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (C)	300	303
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (C)	41	41
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	190	197
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.355%, 02/25/2045 (A)	909	900
ASG Resecuritization Trust, Ser 2009-2, Cl A55
4.934%, 05/24/2036 (A) (C)	63	64
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.934%, 05/24/2036 (A) (C)	100	104
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.287%, 03/26/2037 (A) (C)	510	509
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.378%, 10/28/2036 (A) (C)	20	20
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	118	123
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	265	277
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	79	80
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	68	69

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	$47	$48
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	77	81
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	340	364
Banc of America Funding Trust, Ser 2006-G, Cl 2A3
0.337%, 07/20/2036 (A)	376	373
Banc of America Funding, Ser 2004-C, Cl 1A1
5.078%, 12/20/2034 (A)	43	43
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (C)	96	98
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	114	116
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	210	210
Banc of America Merrill Lynch Commercial Mortgage Trust, Ser 2004-6, Cl A3
4.512%, 12/10/2042	4	4
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	312
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	214	233
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	244
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.715%, 05/25/2018 (A)	53	51
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.615%, 08/25/2018 (A)	17	17
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	90	91
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	29	30
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	43	44

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	$600	$550
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	141
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	70	70
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	75	78
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	287	305
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	132	136
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.326%, 04/26/2037 (A) (C)	214	217
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (C)	10	10
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.989%, 04/26/2035 (A) (C)	32	31
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.280%, 07/26/2045 (A) (C)	193	187
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
0.965%, 01/26/2036 (A) (C)	31	31
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.843%, 02/26/2047 (A) (C)	34	33
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	160	158
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.315%, 05/28/2036 (A) (C)	150	139
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.667%, 07/26/2036 (A) (C)	64	64
BCAP Trust, Ser 2011-RR10, Cl 2A1
1.019%, 09/26/2037 (A) (C)	370	334
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.356%, 05/26/2036 (A) (C)	358	336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP Trust, Ser 2012-RR2, Cl 1A1
0.335%, 08/26/2036 (A) (C)	$257	$249
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.993%, 05/25/2034 (A)	42	41
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.210%, 08/25/2035 (A)	122	122
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.865%, 01/25/2035 (A)	383	360
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.806%, 07/25/2034 (A)	253	240
Bear Stearns ALT-A Trust, Ser 2004-7, Cl 2A1
2.586%, 08/25/2034 (A)	361	365
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AMA
6.087%, 06/11/2050 (A)	410	462
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.931%, 06/11/2041 (A) (C)	2,260	20
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.611%, 03/11/2039 (A)	100	108
Bear Stearns Commercial Mortgage Securities, Ser PW18, Cl AM
6.084%, 06/11/2050 (A)	150	170
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.392%, 07/15/2044 (A)	100	105
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.532%, 01/15/2046 (A)	120	129
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (C)	359	387
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.711%, 02/25/2037 (A)	82	82
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.740%, 02/25/2037 (A)	44	44
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.795%, 07/25/2037 (A)	99	99
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.700%, 07/25/2037 (A)	103	103
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	125

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	$90	$90
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.782%, 11/25/2038 (A) (C)	169	170
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (C)	54	55
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	620	625
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	311	320
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.355%, 02/25/2046 (A) (C)	89	84
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (C)	125	122
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.083%, 01/15/2046 (A) (C)	13,666	17
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.234%, 12/11/2049 (A) (C)	11,403	109
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	125	138
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	219	232
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
2.107%, 08/15/2045 (A)	756	83
COMM Mortgage Trust, Ser 2012-LC4, Cl A3
3.069%, 12/10/2044	161	164
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	78
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2018	50	51
COMM Mortgage Trust, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (A)	290	298
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	132	132
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/2046	475	488
COMM Mortgage Trust, Ser 2013-CR11, Cl AM
4.715%, 10/10/2046	143	148

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2013-CR11, Cl D
5.340%, 10/10/2046 (C)	$55	$49
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	168	168
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	486	490
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	70
COMM Mortgage Trust, Ser 2013-CR12, Cl ASB
3.623%, 10/10/2046	344	350
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/01/2046 (A)	30	30
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.086%, 10/10/2046 (A)	10	10
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	247	248
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	327	338
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
5.800%, 12/10/2049 (A)	400	451
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)	68	68
Commercial Mortgage Trust, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	82	82
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	320	337
Commerical Mortgage Pass-Through Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	359	389
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	174	179
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	278	287
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.560%, 08/25/2018 (A)	18	19
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	65	67
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	199	201

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	$100	$107
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	104	108
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.572%, 10/25/2033 (A)	848	807
Credit Suisse First Boston Mortgage Securities, Ser 2004-C5, Cl A4
4.829%, 11/15/2037	58	59
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	191	201
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.858%, 03/15/2039 (A)	215	231
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.535%, 09/26/2046 (A) (C)	61	61
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	2	2
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	161	164
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.704%, 07/28/2036 (A) (C)	96	95
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.419%, 08/28/2047 (A) (C)	93	93
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.169%, 03/27/2046 (A) (C)	244	245
CSMC, Ser 2012-11R, Cl A6
1.168%, 06/28/2047 (A) (C)	402	395
CSMC Trust, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (C)	100	99
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	215	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	$500	$526
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A) (C)	152	151
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A) (C)	256	256
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	272	285
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (C)	360	397
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	509	545
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.679%, 02/25/2020 (A)	65	68
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.598%, 04/26/2037 (A) (C)	21	21
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	316	321
Extended Stay America Trust, Ser 2013-ESH7, Cl A27
2.958%, 12/05/2031 (C)	140	136
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (C)	181	186
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	90	91
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	39	40
FREMF Mortgage Trust, Ser 2012-K23, Cl B
3.656%, 10/25/2045 (A) (C)	250	229
FREMF Mortgage Trust, Ser 2012-K713, Cl B
3.165%, 04/25/2046 (A) (C)	120	112
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (C)	257	266
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	402
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.012%, 10/19/2033 (A)	142	144

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	$112	$116
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	147	150
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	134	142
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	57	58
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	45
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	353	366
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.781%, 11/10/2039 (A) (C)	2,704	37
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	130	122
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	120	117
GS Mortgage Securities Trust, Ser 2007-GG10, Cl A4
5.804%, 08/10/2046 (A) (D)	283	311
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,764
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A5
4.040%, 07/10/2046 (A)	150	154
GS Mortgage Securities Trust, Ser 2013-GC16
4.244%, 11/10/2046	336	344
3.814%, 11/10/2046	450	462
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A4
4.272%, 11/01/2046	470	482
GS Mortgage Securities Trust, Ser 2013-GC16, Cl AS
4.653%, 11/01/2046	130	134
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/01/2046	110	113
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (C)	122	122
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.515%, 09/25/2035 (A) (C)	162	135
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.550%, 10/25/2033 (A)	211	212
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	141	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.665%, 06/25/2035 (A)	$25	$23
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	35	34
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.615%, 10/25/2034 (A)	1,103	1,088
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.266%, 01/25/2035 (A)	1,640	1,461
Impac CMB Trust, Ser 2007-A, Cl M1
0.565%, 05/25/2037 (A)	632	568
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	99	104
Impac Secured Assets CMN Owner Trust, Ser 2004-3, Cl M1
1.065%, 11/25/2034 (A)	720	596
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.515%, 05/25/2036 (A)	95	93
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.515%, 08/25/2036 (A)	106	103
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.415%, 04/25/2037 (A)	284	262
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	896	986
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A1
1.085%, 07/15/2045	220	219
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl A2
3.019%, 08/15/2046	456	468
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl ASB
3.761%, 08/15/2046 (A)	322	331
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A4
4.096%, 11/15/2045	349	356
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	150	153
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	60	60

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl D
5.081%, 11/15/2045 (A) (C)	$100	$90
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	350	357
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	30	30
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	47	48
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.078%, 02/12/2051 (A)	180	204
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	111	116
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A4
4.388%, 07/15/2046 (C)	303	321
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	219	211
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl A
1.567%, 10/15/2030 (A) (C)	230	230
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-INN, Cl C
2.717%, 10/15/2030 (A) (C)	180	180
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	211	213
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	58	59
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	152	162
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.435%, 06/12/2043 (A)	11,273	69
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/2043	477	516

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	$915	$997
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.322%, 05/15/2047 (A)	90	90
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	229	251
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	733	766
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	100	101
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A2
2.665%, 01/15/2046	397	403
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl ASB
3.414%, 01/15/2046	82	83
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.755%, 07/25/2034 (A)	37	37
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.770%, 09/25/2034 (A)	41	42
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.734%, 08/25/2034 (A)	321	320
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.551%, 11/25/2033 (A)	166	168
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.723%, 08/25/2034 (A)	173	172
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A) (C)	60	60
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.042%, 07/15/2044 (A)	129	131
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.884%, 07/15/2044 (A)	60	67
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	43	44
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	214

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.531%, 02/15/2041 (A) (C)	$7,618	$53
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.055%, 06/15/2038 (A)	123	134
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.164%, 09/15/2045 (A)	40	46
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	97	103
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (C)	48	38
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	199	207
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	20	20
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	58	59
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
5.102%, 02/25/2034 (A)	216	216
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.641%, 07/25/2033 (A)	34	35
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	127	129
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.548%, 01/12/2044 (A)	120	129
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.246%, 12/12/2049 (A) (C)	2,938	34
MLCC Mortgage Investors, Ser 2004-A, Cl A1
0.625%, 04/25/2029 (A)	460	431
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.873%, 04/25/2029 (A)	84	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	234	230
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	622	601
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	476	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl ASB
3.912%, 07/15/2046 (A)	$62	$65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/15/2046	648	667
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A4
4.219%, 08/15/2046 (A)	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.943%, 02/15/2046	70	66
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AAB
2.469%, 02/15/2046	176	169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.446%, 02/15/2046	71	66
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	76
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/2040	489	495
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/2042 (A)	2	2
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.398%, 02/12/2044 (A) (C)	7,172	37
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.814%, 06/11/2042 (A)	100	112
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	279	291
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	106
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	177
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	520	524
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl B, PO
0.000%, 07/17/2056 (C)	104	102
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	197	198
Morgan Stanley Re-Remic Trust, Ser 2010-R4, Cl 2A
0.489%, 07/26/2036 (A) (C)	897	895

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Re-Remic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	$146	$148
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	107
Morgan Stanley, Ser 12-IO, Cl AXA
1.000%, 03/27/2051 (C)	139	139
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (C)	443	439
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	209	209
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	172	172
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043	598	598
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.368%, 08/25/2029 (A) (C)	112	112
ORES NPL, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	225	225
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	67	71
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	24	20
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032	560	551
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	131	134
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	251	258
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	91	93
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	337	344
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	426	439
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	37	37
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	78	82
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.521%, 12/25/2034 (A)	593	593

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.621%, 09/25/2033 (A)	$104	$105
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.467%, 12/20/2034 (A)	261	253
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	16	16
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (C)	126	131
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (C)	300	325
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (C)	82	83
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (C)	100	105
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (C)	185	184
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (C)	210	210
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A) (C)	103	100
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (C)	629	627
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A) (C)	125	123
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
3.056%, 05/25/2034 (A)	388	379
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.816%, 06/25/2034 (A)	67	66
Structured Asset Securities, Ser 2003-16, Cl A3
0.665%, 06/25/2033 (A)	39	38
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.384%, 07/25/2033 (A)	216	215
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.517%, 11/25/2033 (A)	51	52

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	$141	$145
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.787%, 12/25/2033 (A)	65	64
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	229	236
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	138
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	289	286
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.955%, 05/10/2063 (A) (C)	764	68
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	235	231
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (C)	75	70
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.187%, 03/10/2046	102	97
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/2046	513	501
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	634	735
Vericrest Opportunity Loan Trust, Ser 2013-1A, Cl A
3.105%, 11/25/2050 (A) (C)	144	144
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	93
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	250	256
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	90	97
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.455%, 10/25/2045 (A)	992	919
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.428%, 10/25/2033 (A)	173	176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.305%, 08/25/2033 (A)	$95	$95
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.425%, 08/25/2033 (A)	48	48
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.427%, 09/25/2033 (A)	151	153
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	41	42
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.010%, 06/25/2033 (A)	24	29
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	371	384
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.451%, 06/25/2034 (A)	69	69
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.451%, 06/25/2034 (A)	103	103
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	127	131
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	326	341
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	209	218
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A) (C)	200	193
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl A4
4.218%, 07/15/2046 (A)	150	154
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	95	95
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.492%, 11/25/2033 (A)	66	67
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	26	26

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.613%, 12/25/2034 (A)	$157	$158
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.613%, 12/25/2034 (A)	157	159
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.711%, 12/25/2034 (A)	76	76
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.620%, 06/25/2034 (A)	295	299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.658%, 07/25/2034 (A)	164	164
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)	280	283
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.629%, 10/25/2034 (A)	86	89
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.629%, 10/25/2034 (A)	173	176
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	36	37
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.673%, 06/25/2035 (A)	152	155
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (C)	125	132
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	800
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.748%, 06/15/2045 (A) (C)	392	37

		68,985

Total Mortgage-Backed Securities (Cost $397,932) ($ Thousands)		403,142

CORPORATE OBLIGATIONS — 23.6%

Consumer Discretionary — 1.6%
21st Century Fox America
7.300%, 04/30/2028	150	176
7.250%, 05/18/2018	50	60
6.900%, 08/15/2039	10	12
6.750%, 01/09/2038	20	23
6.650%, 11/15/2037	25	29
6.150%, 03/01/2037	465	511
6.150%, 02/15/2041	15	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CBS
7.875%, 07/30/2030	$90	$112
5.750%, 04/15/2020	25	28
Comcast
7.050%, 03/15/2033	90	109
6.500%, 01/15/2017	1,280	1,466
4.250%, 01/15/2033	125	116
Comcast Cable Communications Holdings
9.455%, 11/15/2022	200	277
Comcast Cable Holdings
10.125%, 04/15/2022	45	61
COX Communications
6.950%, 06/01/2038 (C)	10	10
5.450%, 12/15/2014	22	23
Cox Enterprises
7.375%, 07/15/2027 (C)	50	58
Daimler Finance North America
2.625%, 09/15/2016 (C)	150	155
Daimler Finance North America LLC
2.375%, 08/01/2018 (C)	790	788
1.875%, 09/15/2014 (C)	328	331
1.875%, 01/11/2018 (C)	247	243
1.450%, 08/01/2016 (C)	500	503
1.300%, 07/31/2015 (C)	490	493
DIRECTV Holdings
5.150%, 03/15/2042	25	22
4.600%, 02/15/2021	100	103
DIRECTV Holdings LLC
6.000%, 08/15/2040	515	509
3.800%, 03/15/2022	215	207
Discovery Communications
4.950%, 05/15/2042	25	23
4.375%, 06/15/2021	53	55
ERAC USA Finance
6.700%, 06/01/2034 (C)	71	79
2.750%, 03/15/2017 (C)	16	16
ERAC USA Finance LLC
5.625%, 03/15/2042 (C)	355	363
Ford Motor
4.750%, 01/15/2043	240	216
Ford Motor Credit
4.375%, 08/06/2023	620	623
Gap
5.950%, 04/12/2021 (D)	133	147
Historic TW
9.150%, 02/01/2023	200	265
Home Depot
3.750%, 02/15/2024	531	529
Johnson Controls
5.250%, 12/01/2041	120	117
4.250%, 03/01/2021	65	68
3.750%, 12/01/2021	69	68
Lowe’s MTN
7.110%, 05/15/2037	110	136
5.125%, 11/15/2041	11	11
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	427	425
Macy’s Retail Holdings
7.450%, 07/15/2017	35	41
5.125%, 01/15/2042	14	13
McDonald’s MTN
5.350%, 03/01/2018	150	171

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBCUniversal Enterprise
1.974%, 04/15/2019(C)	$560	$541
NBCUniversal Media
5.950%, 04/01/2041	50	55
Newell Rubbermaid
4.700%, 08/15/2020	47	49
QVC
5.950%, 03/15/2043	10	9
Rogers Cable
8.750%, 05/01/2032	70	91
TCI Communications
8.750%, 08/01/2015	210	236
7.125%, 02/15/2028	200	246
Thomson Reuters
5.650%, 11/23/2043	60	61
4.700%, 10/15/2019	75	81
3.950%, 09/30/2021	109	109
1.300%, 02/23/2017	235	234
Time Warner
7.700%, 05/01/2032	210	270
7.625%, 04/15/2031	385	487
5.375%, 10/15/2041	12	12
Time Warner Cable
8.250%, 04/01/2019	200	234
7.300%, 07/01/2038	110	110
6.750%, 07/01/2018	40	45
5.875%, 11/15/2040	210	182
5.500%, 09/01/2041	44	36
5.000%, 02/01/2020	320	325
4.000%, 09/01/2021	110	102
Toyota Motor Credit MTN
2.000%, 10/24/2018	349	349
TRW Automotive
4.450%, 12/01/2023(C)	330	320
Viacom
5.850%, 09/01/2043	305	321
4.250%, 09/01/2023	545	544
3.875%, 12/15/2021	75	75
3.250%, 03/15/2023	22	20
2.500%, 09/01/2018	155	156
Volkswagen International Finance
2.125%, 11/20/2018(C)	545	538
1.125%, 11/18/2016(C)	580	579
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance 2010
5.625%, 11/15/2043	40	40
Yum! Brands
5.350%, 11/01/2043	110	107

		16,393

Consumer Staples — 1.8%
Altria Group
5.375%, 01/31/2044	210	211
4.750%, 05/05/2021	230	247
4.000%, 01/31/2024	350	342
2.850%, 08/09/2022	460	424
Anheuser-Busch InBev Finance
4.000%, 01/17/2043	265	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	$930	$1,161
2.500%, 07/15/2022	420	388
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	111
Bunge Finance
8.500%, 06/15/2019	120	147
Coca-Cola
2.450%, 11/01/2020	630	612
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	397
ConAgra Foods
2.100%, 03/15/2018	7	7
1.900%, 01/25/2018	250	245
1.300%, 01/25/2016	205	205
CVS Caremark
6.125%, 09/15/2039	40	45
5.300%, 12/05/2043	90	93
4.000%, 12/05/2023	155	155
2.750%, 12/01/2022	550	508
2.250%, 12/05/2018	795	795
CVS Pass-Through Trust
5.926%, 01/10/2034(C)	93	101
Diageo Capital PLC
4.828%, 07/15/2020	90	100
1.125%, 04/29/2018	1,185	1,142
Diageo Investment
2.875%, 05/11/2022	580	553
Fomento Economico Mexicano
4.375%, 05/10/2043	184	152
Heineken
1.400%, 10/01/2017(C)	240	235
Japan Tobacco
2.100%, 07/23/2018(C)	225	224
Kellogg
3.125%, 05/17/2022	35	33
1.750%, 05/17/2017	115	115
Kimberly-Clark
2.400%, 03/01/2022	12	11
Kraft Foods Group
6.500%, 02/09/2040	205	239
6.125%, 08/23/2018	225	262
5.375%, 02/10/2020	31	35
5.000%, 06/04/2042	50	49
3.500%, 06/06/2022	1,260	1,228
Kroger
7.500%, 04/01/2031	90	109
5.400%, 07/15/2040	14	14
2.200%, 01/15/2017	40	41
Lorillard Tobacco
8.125%, 06/23/2019	370	451
Mondelez International
6.500%, 02/09/2040	450	538
5.375%, 02/10/2020	550	621
PepsiCo
7.900%, 11/01/2018	11	14
4.000%, 03/05/2042	150	131
3.000%, 08/25/2021	31	31
2.750%, 03/05/2022	355	337
2.500%, 05/10/2016	35	36
2.250%, 01/07/2019	455	456
1.250%, 08/13/2017	72	71
0.700%, 08/13/2015	220	220

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod-Ricard
5.750%, 04/07/2021 (C)	$215	$237
4.450%, 01/15/2022 (C)	370	374
4.250%, 07/15/2022 (C)	150	150
Philip Morris International
4.500%, 03/20/2042	240	224
2.500%, 08/22/2022	400	365
Reynolds American
3.250%, 11/01/2022	280	258
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	246
Skandinaviska Enskilda Banken
2.375%, 11/20/2018 (C)	765	760
Tyson Foods
4.500%, 06/15/2022	280	285
Wal-Mart Stores
5.625%, 04/15/2041	20	23
WM Wrigley Jr
3.375%, 10/21/2020 (C)	365	361
2.900%, 10/21/2019 (C)	496	492
2.400%, 10/21/2018 (C)	190	189
2.000%, 10/20/2017 (C)	105	105

		18,113

Energy — 2.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	122
Anadarko Petroleum
7.625%, 03/15/2014	180	182
6.450%, 09/15/2036	160	180
6.375%, 09/15/2017	40	46
5.950%, 09/15/2016	60	67
Apache
5.625%, 01/15/2017	250	281
3.250%, 04/15/2022	109	107
Baker Hughes
7.500%, 11/15/2018	170	209
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	590
BP Capital Markets
3.994%, 09/26/2023	95	96
1.846%, 05/05/2017 (D)	172	174
BP Capital Markets PLC
3.561%, 11/01/2021	80	81
3.245%, 05/06/2022	440	426
Buckeye Partners
5.850%, 11/15/2043	140	138
Cameron International
4.000%, 12/15/2023	21	21
Canadian Natural Resources
7.200%, 01/15/2032	50	60
6.450%, 06/30/2033	50	57
Canadian Oil Sands Ltd.
6.000%, 04/01/2042 (C)	153	156
4.500%, 04/01/2022 (C)	163	164
Cenovus Energy
4.450%, 09/15/2042	19	17
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	21
2.427%, 06/24/2020	14	14
Conoco Funding
7.250%, 10/15/2031	130	168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips
6.000%, 01/15/2020	$100	$117
DCP Midstream Operating
4.950%, 04/01/2022	206	209
Devon Energy
6.300%, 01/15/2019	80	93
5.600%, 07/15/2041	350	365
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	327	312
2.250%, 12/15/2018	390	386
1.200%, 12/15/2016	390	390
Devon Financing LLC
7.875%, 09/30/2031	40	51
Diamond Offshore Drilling
4.875%, 11/01/2043	220	216
Ecopetrol
7.375%, 09/18/2043	325	352
El Paso Pipeline Partners Operating LLC
4.100%, 11/15/2015	185	195
Encana
6.500%, 05/15/2019	100	117
6.500%, 02/01/2038	390	428
Energen
4.625%, 09/01/2021	280	274
Energy Transfer Partners
8.250%, 11/15/2029	675	818
6.500%, 02/01/2042	114	123
5.950%, 10/01/2043	45	46
5.150%, 02/01/2043	70	64
ENI
5.700%, 10/01/2040 (C)	300	292
Enterprise Products Operating
5.700%, 02/15/2042	40	42
Halliburton
6.150%, 09/15/2019	80	95
2.000%, 08/01/2018	375	372
Hess
8.125%, 02/15/2019	260	323
Husky Energy
7.250%, 12/15/2019	163	197
Kerr-McGee
6.950%, 07/01/2024	798	927
Kinder Morgan Energy Partners
5.000%, 03/01/2043 (D)	115	106
4.150%, 02/01/2024	210	203
Magellan Midstream Partners
5.150%, 10/15/2043	35	35
Murphy Oil
3.700%, 12/01/2022	350	323
Noble Energy
5.250%, 11/15/2043	60	60
4.150%, 12/15/2021	230	236
Noble Holding International
5.250%, 03/15/2042	40	38
3.950%, 03/15/2022	12	12
Occidental Petroleum
2.700%, 02/15/2023	489	448
1.750%, 02/15/2017	35	35
ONEOK Partners
6.200%, 09/15/2043	150	162
3.200%, 09/15/2018	205	210
2.000%, 10/01/2017	225	224

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pemex Project Funding Master Trust
6.625%, 06/15/2035	$350	$368
Petrobras Global Finance BV
4.375%, 05/20/2023	39	35
3.000%, 01/15/2019	620	580
2.000%, 05/20/2016	300	300
1.857%, 05/20/2016 (A)	725	723
Petrobras International Finance
5.375%, 01/27/2021	1,170	1,161
Petro-Canada
6.800%, 05/15/2038	475	569
6.050%, 05/15/2018	115	133
Petrofac
3.400%, 10/10/2018 (C)	270	272
Petroleos Mexicanos
5.500%, 06/27/2044	190	173
4.875%, 01/18/2024	130	130
3.500%, 01/30/2023	536	491
2.266%, 07/18/2018 (A)	130	134
Phillips 66
5.875%, 05/01/2042	35	38
4.300%, 04/01/2022	26	26
2.950%, 05/01/2017	33	34
Rowan
5.400%, 12/01/2042	144	133
Schlumberger Investment
3.650%, 12/01/2023	61	60
3.300%, 09/14/2021(C)	47	47
Shell International Finance
4.375%, 03/25/2020	140	153
3.400%, 08/12/2023	465	453
Spectra Energy Capital
8.000%, 10/01/2019	200	238
5.650%, 03/01/2020	100	109
Spectra Energy Partners
5.950%, 09/25/2043	125	134
2.950%, 09/25/2018	155	157
Statoil
5.250%, 04/15/2019	140	159
4.250%, 11/23/2041	27	25
3.700%, 03/01/2024	205	204
3.150%, 01/23/2022	33	32
3.125%, 08/17/2017	50	52
2.900%, 11/08/2020	889	883
Suncor Energy
6.850%, 06/01/2039	50	60
Talisman Energy
7.750%, 06/01/2019	100	120
3.750%, 02/01/2021(D)	135	131
TC Pipelines
4.650%, 06/15/2021	185	187
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,131
Tosco
7.800%, 01/01/2027	65	86
Total Capital
4.250%, 12/15/2021	50	53
2.125%, 08/10/2018	75	75
Total Capital International
3.700%, 01/15/2024	42	42
2.875%, 02/17/2022	37	35
1.550%, 06/28/2017	28	28

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransCanada Pipelines
7.125%, 01/15/2019	$50	$60
6.500%, 08/15/2018	175	206
Transocean
7.350%, 12/15/2041	9	11
6.500%, 11/15/2020	120	137
6.375%, 12/15/2021	411	462
5.050%, 12/15/2016	90	99
Union Pacific Resources Group
7.150%, 05/15/2028	52	60
Weatherford International Ltd.
5.950%, 04/15/2042	92	92
4.500%, 04/15/2022	185	186
Western Gas Partners
5.375%, 06/01/2021	105	112
4.000%, 07/01/2022	35	33
Williams
7.875%, 09/01/2021	366	422

		24,131

Financials — 10.4%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	334
ACE INA Holdings
5.600%, 05/15/2015	100	107
Aflac
8.500%, 05/15/2019	25	32
6.450%, 08/15/2040	25	29
4.000%, 02/15/2022	52	52
African Development Bank
8.800%, 09/01/2019	100	129
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	30	36
American Express
7.000%, 03/19/2018	170	203
American Express Credit MTN
2.800%, 09/19/2016	44	46
1.750%, 06/12/2015	629	639
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	513
2.125%, 10/10/2018	47	47
1.000%, 08/11/2015 (C)	210	211
American International Group
8.250%, 08/15/2018	200	250
8.175%, 05/15/2058 (A)	75	91
6.400%, 12/15/2020 (D)	180	213
5.850%, 01/16/2018	655	751
4.875%, 06/01/2022	30	32
4.125%, 02/15/2024	71	71
American Tower ‡
5.050%, 09/01/2020 (D)	199	210
4.500%, 01/15/2018	260	279
3.500%, 01/31/2023	323	295
American Tower Trust I ‡
1.551%, 03/15/2018 (C)	25	24
Ameriprise Financial
4.000%, 10/15/2023	130	130
Andina de Fomento
3.750%, 01/15/2016	90	94
ANZ National Int’l MTN
3.125%, 08/10/2015 (C)	100	104
AON
6.250%, 09/30/2040	19	22
3.500%, 09/30/2015	11	11

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Associates Corp of North America
6.950%, 11/01/2018	$128	$152
Assurant
2.500%, 03/15/2018	295	288
AvalonBay Communities ‡
3.625%, 10/01/2020	95	96
Bank of America
7.375%, 05/15/2014	400	410
6.500%, 08/01/2016	1,325	1,496
6.100%, 06/15/2017	2,600	2,932
6.000%, 09/01/2017	340	388
5.750%, 12/01/2017	70	80
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,540	1,753
5.625%, 07/01/2020	75	86
5.420%, 03/15/2017	200	220
5.000%, 05/13/2021	410	448
4.100%, 07/24/2023 (D)	1,210	1,215
3.300%, 01/11/2023	300	284
2.600%, 01/15/2019	990	994
1.500%, 10/09/2015	989	999
1.125%, 11/14/2016	1,030	1,031
Bank of Montreal MTN
1.400%, 09/11/2017	108	106
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	43
3.550%, 09/23/2021	34	35
2.950%, 06/18/2015 (D)	125	129
2.400%, 01/17/2017	129	132
Bank of Tokyo-Mitsubishi UFJ
4.100%, 09/09/2023 (C)	200	200
3.850%, 01/22/2015 (C)	100	103
Barclays Bank
5.200%, 07/10/2014	150	154
5.000%, 09/22/2016	100	110
2.750%, 02/23/2015	110	112
BB&T
4.900%, 06/30/2017	200	219
3.950%, 04/29/2016 (D)	160	170
BBVA US Senior SAU
4.664%, 10/09/2015	600	631
Bear Stearns
7.250%, 02/01/2018 (D)	1,500	1,796
Berkshire Hathaway
3.750%, 08/15/2021 (D)	500	516
3.400%, 01/31/2022	65	65
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	127
4.400%, 05/15/2042	41	38
2.900%, 10/15/2020	455	451
BlackRock
6.250%, 09/15/2017	145	168
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	328
BNP Paribas MTN
2.700%, 08/20/2018	380	387
2.375%, 09/14/2017	360	368
Boston Properties ‡
3.800%, 02/01/2024	230	221
3.125%, 09/01/2023	150	137
Capital One Bank USA
2.150%, 11/21/2018 (D)	295	293
1.150%, 11/21/2016	270	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Financial
7.375%, 05/23/2014	$225	$231
4.750%, 07/15/2021	50	53
3.500%, 06/15/2023	159	149
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	135
5.850%, 09/01/2017	140	160
Charles Schwab
3.225%, 09/01/2022	20	19
Citigroup
8.125%, 07/15/2039 (D)	275	386
6.875%, 03/05/2038	166	204
6.375%, 08/12/2014	153	158
6.125%, 05/15/2018	45	52
6.010%, 01/15/2015	219	231
6.000%, 08/15/2017	620	707
5.875%, 01/30/2042	250	281
5.500%, 10/15/2014	115	119
5.500%, 02/15/2017	250	275
5.500%, 09/13/2025	269	283
5.375%, 08/09/2020	340	387
5.300%, 01/07/2016	220	238
4.500%, 01/14/2022	380	403
4.450%, 01/10/2017	565	612
4.050%, 07/30/2022	100	99
3.875%, 10/25/2023	345	339
3.500%, 05/15/2023	250	233
2.650%, 03/02/2015	256	261
2.500%, 09/26/2018	990	995
1.700%, 07/25/2016	340	343
0.788%, 08/25/2036 (A)	1,500	1,163
CME Group
5.750%, 02/15/2014	46	46
CNA Financial
5.875%, 08/15/2020	72	82
Comerica
3.000%, 09/16/2015	35	36
CommonWealth ‡
6.650%, 01/15/2018	60	65
Commonwealth Bank of Australia NY
2.250%, 03/16/2017 (C) (D)	250	257
1.250%, 09/18/2015	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (C)	100	100
3.875%, 02/08/2022	290	292
3.375%, 01/19/2017	370	390
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.750%, 12/01/2043	345	366
4.625%, 12/01/2023	280	282
Credit Agricole
8.375%, 12/31/2049 (A) (C)	170	193
Credit Suisse USA
5.125%, 08/15/2015	170	182
DDR ‡
4.625%, 07/15/2022	360	367
3.375%, 05/15/2023	345	314
Deutsche Bank MTN
3.875%, 08/18/2014	100	102

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Bank
4.200%, 08/08/2023	$260	$256
Discover Financial Services
6.450%, 06/12/2017	250	283
DnB Boligkreditt
2.100%, 10/14/2015(C)(D)	400	410
Duke Realty ‡
3.875%, 02/15/2021	50	49
Equity One ‡
3.750%, 11/15/2022	53	50
ERAC USA Finance
2.250%, 01/10/2014(C)	58	58
ERP Operating ‡
5.750%, 06/15/2017	125	140
4.625%, 12/15/2021	64	67
Farmers Exchange Capital
7.200%, 07/15/2048(C)	1,021	1,166
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	160	158
3.000%, 08/01/2022	285	266
Five Corners Funding Trust
4.419%, 11/15/2023(C)	500	485
Ford Motor Credit LLC
5.875%, 08/02/2021	550	624
3.984%, 06/15/2016	200	213
2.750%, 05/15/2015	800	821
General Electric Capital MTN
6.875%, 01/10/2039	540	694
6.375%, 11/15/2067(A)	150	163
6.150%, 08/07/2037	885	1,033
6.000%, 08/07/2019	645	757
5.875%, 01/14/2038	325	370
5.625%, 09/15/2017	100	114
5.500%, 01/08/2020	180	206
5.400%, 02/15/2017	200	223
5.300%, 02/11/2021	470	526
4.625%, 01/07/2021	540	589
2.300%, 04/27/2017	45	46
2.100%, 12/11/2019	30	29
1.625%, 07/02/2015	180	183
0.721%, 08/15/2036(A)	850	700
0.618%, 05/05/2026(A)	155	140
Goldman Sachs Group
7.500%, 02/15/2019	710	865
6.750%, 10/01/2037	182	202
6.250%, 09/01/2017	350	401
6.250%, 02/01/2041	420	484
6.150%, 04/01/2018	780	894
6.000%, 06/15/2020	880	1,009
5.750%, 01/24/2022	200	225
5.375%, 03/15/2020	950	1,057
3.300%, 05/03/2015	55	57
2.900%, 07/19/2018	220	225
2.375%, 01/22/2018	720	723
GTP Acquisition Partners I
4.347%, 06/15/2016(C)	144	152
HCP MTN ‡
6.300%, 09/15/2016	375	422
6.000%, 06/15/2014	500	512
3.750%, 02/01/2019	653	678
2.625%, 02/01/2020	300	286

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care
6.125%, 04/15/2020	$1,475	$1,660
4.500%, 01/15/2024	102	101
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,570
HSBC Bank
4.125%, 08/12/2020 (C)	100	106
HSBC Bank USA NY
4.625%, 04/01/2014	175	177
HSBC Finance
6.676%, 01/15/2021	850	977
5.500%, 01/19/2016	140	152
HSBC Holdings PLC
4.875%, 01/14/2022	100	108
4.000%, 03/30/2022	391	402
HSBC USA
2.625%, 09/24/2018	195	198
2.375%, 02/13/2015	435	444
Hyundai Capital America
2.125%, 10/02/2017 (C)	60	60
ING Bank
5.800%, 09/25/2023 (C)	670	701
3.750%, 03/07/2017 (C)	200	211
ING US
5.500%, 07/15/2022	210	228
Inter-American Development Bank MTN
3.875%, 10/28/2041	271	244
IntercontinentalExchange Group
4.000%, 10/15/2023	65	65
2.500%, 10/15/2018	85	86
International Lease Finance
7.125%, 09/01/2018 (C) (D)	500	579
6.750%, 09/01/2016 (C)	640	714
Intesa Sanpaolo
3.125%, 01/15/2016	250	255
Invesco Finance
4.000%, 01/30/2024	43	43
Jackson National Life Global Funding
4.700%, 06/01/2018 (C)	100	104
Jefferies Group
6.450%, 06/08/2027	160	166
6.250%, 01/15/2036	120	116
John Deere Capital MTN
5.750%, 09/10/2018	100	116
JPMorgan Chase
5.400%, 01/06/2042	25	27
4.650%, 06/01/2014	85	87
4.500%, 01/24/2022	660	698
3.450%, 03/01/2016	385	404
3.375%, 05/01/2023 (D)	510	475
3.250%, 09/23/2022	240	230
3.200%, 01/25/2023 (D)	430	408
3.150%, 07/05/2016	180	189
1.100%, 10/15/2015	390	391
JPMorgan Chase Bank
6.000%, 10/01/2017	2,522	2,885
JPMorgan Chase Capital XIII
1.197%, 09/30/2034 (A)	500	398
KeyBank
5.800%, 07/01/2014	250	256

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	$120	$114
Lazard Group
4.250%, 11/14/2020	295	294
Lazard Group LLC
6.850%, 06/15/2017	574	647
Liberty Mutual Group
6.500%, 05/01/2042(C)	169	185
4.250%, 06/15/2023(C)	355	343
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds Bank
2.300%, 11/27/2018	285	284
Lloyds TSB Bank MTN
5.800%, 01/13/2020(C)	310	355
Macquarie Bank
5.000%, 02/22/2017(C)	170	184
Macquarie Group
7.625%, 08/13/2019(C)	70	84
7.300%, 08/01/2014(C)	120	124
7.300%, 08/01/2014	1,475	1,529
6.250%, 01/14/2021(C)	96	106
6.000%, 01/14/2020(C)	50	55
Markel
4.900%, 07/01/2022	175	182
3.625%, 03/30/2023	125	118
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039(C)	295	423
5.375%, 12/01/2041(C)	49	51
MassMutual Global Funding II
2.875%, 04/21/2014(C)	100	101
Merrill Lynch MTN
6.875%, 04/25/2018	100	118
6.400%, 08/28/2017	150	173
MetLife
6.750%, 06/01/2016	390	443
6.400%, 12/15/2036	945	971
5.700%, 06/15/2035	15	16
4.875%, 11/13/2043	300	294
4.368%, 09/15/2023(D)	245	250
1.756%, 12/15/2017	210	208
Metropolitan Life Global Funding I
5.125%, 06/10/2014(C)	100	102
2.500%, 09/29/2015(C)	520	536
1.700%, 06/29/2015(C)	213	216
1.500%, 01/10/2018(C)	100	97
Mid-America Apartments ‡
4.300%, 10/15/2023	230	224
Morgan Stanley MTN
7.300%, 05/13/2019	320	389
6.625%, 04/01/2018	2,050	2,399
5.950%, 12/28/2017	200	229
5.750%, 01/25/2021	100	113
5.625%, 09/23/2019(D)	350	398
5.550%, 04/27/2017	100	112
5.500%, 07/28/2021	207	231
5.450%, 01/09/2017(D)	470	521
5.375%, 10/15/2015	290	312
5.000%, 11/24/2025	250	251
4.200%, 11/20/2014	156	161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	$542	$584
National Australia Bank
3.750%, 03/02/2015 (C)	120	124
3.000%, 07/27/2016 (C)	180	188
National City
6.875%, 05/15/2019	50	59
National City Bank
0.612%, 06/07/2017 (A)	600	593
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	81
3.400%, 11/15/2023	205	198
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	165	231
6.600%, 04/15/2034 (C)	35	36
5.810%, 12/15/2024 (A) (C)	760	770
New York Life Global Funding
3.000%, 05/04/2015 (C)	50	52
New York Life Insurance
6.750%, 11/15/2039 (C)	255	311
2.100%, 01/02/2019	330	328
Nomura Holdings MTN
6.700%, 03/04/2020	54	62
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	63
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (C)	1,200	1,184
Nordea Bank
4.875%, 05/13/2021 (C)	250	258
1.625%, 05/15/2018 (C)	220	215
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	430	483
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	53	53
1.550%, 09/29/2014	35	35
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	50	52
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	111
Pipeline Funding
7.500%, 01/15/2030 (C)	625	744
PNC Funding
5.125%, 02/08/2020	90	101
3.300%, 03/08/2022	76	75
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	757
Pricoa Global Funding I
1.600%, 05/29/2018 (C)	150	145
Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014 (D)	225	228
ProLogis ‡
6.875%, 03/15/2020	29	34
4.250%, 08/15/2023	270	267

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prudential Financial MTN
5.625%, 05/12/2041	$10	$11
2.300%, 08/15/2018	205	204
Prudential Holdings LLC
8.695%, 12/18/2023 (C)	574	729
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	188
Rabobank Nederland
3.200%, 03/11/2015 (C)	200	206
Royal Bank of Canada
2.300%, 07/20/2016	120	124
2.000%, 10/01/2018	183	182
1.200%, 09/19/2017	140	139
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	330	338
Santander Holdings USA
3.450%, 08/27/2018	230	236
Santander US Debt Unipersonal
3.724%, 01/20/2015 (C)	100	102
Simon Property Group ‡
10.350%, 04/01/2019	130	176
6.750%, 05/15/2014	50	50
5.650%, 02/01/2020	38	43
4.125%, 12/01/2021	27	28
2.150%, 09/15/2017(D)	125	127
SLM MTN
3.875%, 09/10/2015	390	403
Standard Chartered
3.950%, 01/11/2023 (C)	320	297
State Street
4.956%, 03/15/2018	300	325
3.700%, 11/20/2023	138	137
3.100%, 05/15/2023	72	67
Tanger Properties ‡
3.875%, 12/01/2023	155	149
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	185
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	75
Toyota Motor Credit MTN
3.400%, 09/15/2021	650	660
1.250%, 10/05/2017	250	245
Travelers Property Casualty
7.750%, 04/15/2026	100	128
UBS MTN
5.875%, 12/20/2017	120	138
5.750%, 04/25/2018	100	115
US Bancorp MTN
3.000%, 03/15/2022	33	32
2.950%, 07/15/2022	25	23
2.450%, 07/27/2015	75	77
1.950%, 11/15/2018	100	99
Wachovia Bank MTN
6.000%, 11/15/2017	590	681
0.573%, 03/15/2016 (A)	400	398
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	458
WEA Finance LLC
6.750%, 09/02/2019 (C)	130	155
4.625%, 05/10/2021 (C)	10	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo
5.375%, 11/02/2043	$125	$128
4.125%, 08/15/2023	1,030	1,015
3.500%, 03/08/2022	430	430
3.450%, 02/13/2023	290	274
2.150%, 01/15/2019	46	46
Westpac Banking
4.875%, 11/19/2019	170	189
2.450%, 11/28/2016(C)	200	207
WR Berkley
4.625%, 03/15/2022	153	155
XLIT
5.250%, 12/15/2043	150	151

		105,003

Health Care — 1.2%
AbbVie
2.900%, 11/06/2022	1,270	1,187
1.750%, 11/06/2017	290	289
Actavis
3.250%, 10/01/2022	13	12
Amgen
6.375%, 06/01/2037	75	86
5.750%, 03/15/2040	62	66
5.650%, 06/15/2042	227	240
5.375%, 05/15/2043	410	421
5.150%, 11/15/2041	830	827
4.500%, 03/15/2020	22	24
3.875%, 11/15/2021	100	103
3.450%, 10/01/2020	50	51
Celgene
5.250%, 08/15/2043	205	207
2.300%, 08/15/2018	200	199
1.900%, 08/15/2017	63	63
Express Scripts Holding
2.650%, 02/15/2017	405	417
2.100%, 02/12/2015	455	462
Gilead Sciences
5.650%, 12/01/2041	35	39
GlaxoSmithKline Capital
1.500%, 05/08/2017	160	160
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	160
Humana
7.200%, 06/15/2018	159	188
3.150%, 12/01/2022	400	370
Medco Health Solutions
2.750%, 09/15/2015	35	36
Merck
2.800%, 05/18/2023	240	222
2.400%, 09/15/2022	29	26
1.300%, 05/18/2018	331	322
Mylan
5.400%, 11/29/2043	90	91
2.550%, 03/28/2019	390	386
Perrigo
4.000%, 11/15/2023(C)	240	235
2.300%, 11/08/2018(C)	255	252
1.300%, 11/08/2016(C)	255	254
Pfizer
6.200%, 03/15/2019	120	142
3.000%, 06/15/2023	190	179
Roche Holdings
6.000%, 03/01/2019(C)	136	159

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

St. Jude Medical
3.250%, 04/15/2023	$345	$322
Stryker
1.300%, 04/01/2018	505	491
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	186
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	180	171
Thermo Fisher Scientific
5.300%, 02/01/2044	145	147
4.150%, 02/01/2024	238	236
2.400%, 02/01/2019	140	139
1.300%, 02/01/2017	400	398
UnitedHealth Group
3.875%, 10/15/2020	180	190
3.375%, 11/15/2021	75	74
2.875%, 03/15/2023	50	47
1.625%, 03/15/2019	160	154
WellPoint
5.100%, 01/15/2044	105	104
4.625%, 05/15/2042	41	38
3.125%, 05/15/2022	826	775
2.300%, 07/15/2018	65	64
1.250%, 09/10/2015	50	50
Wyeth LLC
5.950%, 04/01/2037	170	197
Zoetis
4.700%, 02/01/2043	11	10
3.250%, 02/01/2023	190	178

		11,846

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	22	20
2.875%, 05/08/2022	23	22
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	17
3.500%, 07/15/2022	21	18
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	28	27
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	16	17
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023 (C)	1,000	1,042
BAE Systems
5.800%, 10/11/2041 (C)	20	21
4.750%, 10/11/2021 (C)	750	782
BAE Systems Holdings
6.375%, 06/01/2019 (C)	100	116
5.200%, 08/15/2015 (C)	90	96
Boeing
4.875%, 02/15/2020	210	234

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Northern Santa Fe
7.290%, 06/01/2036	$90	$113
5.750%, 03/15/2018	950	1,083
5.400%, 06/01/2041	50	52
4.700%, 10/01/2019	75	82
3.450%, 09/15/2021	16	16
Canadian National Railway
5.850%, 11/15/2017	50	57
Cargill
7.350%, 03/06/2019 (C)	250	303
Caterpillar
0.950%, 06/26/2015	300	302
Catholic Health Initiatives
4.350%, 11/01/2042	30	26
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	236	262
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	346	396
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	705	770
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	165	189
Crane
4.450%, 12/15/2023	140	138
2.750%, 12/15/2018	110	109
CSX
6.250%, 03/15/2018	155	179
Danaher
3.900%, 06/23/2021	22	23
Deere
3.900%, 06/09/2042	153	134
2.600%, 06/08/2022	15	14
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	135	152
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018 (D)	455	507
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019 (D)	39	42
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	20	21
Eaton
7.625%, 04/01/2024	75	91
4.150%, 11/02/2042	110	99
2.750%, 11/02/2022	410	385
1.500%, 11/02/2017	100	98
Fluor
3.375%, 09/15/2021	68	66
General Electric Capital
0.850%, 10/09/2015	110	110
Glencore Funding LLC
2.500%, 01/15/2019 (C)	380	368

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Koninklijke Philips Electronics
5.750%, 03/11/2018	$24	$27
3.750%, 03/15/2022	127	127
Lockheed Martin
4.070%, 12/15/2042	91	80
3.350%, 09/15/2021	650	645
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	167
Northrop Grumman
4.750%, 06/01/2043	290	275
3.250%, 08/01/2023	1,770	1,651
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
Republic Services
3.550%, 06/01/2022	29	28
Ryder System MTN
3.600%, 03/01/2016	35	36
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	18
4.163%, 07/15/2022	131	135
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 02/15/2027	33	33
United Parcel Service of America
8.375%, 04/01/2020	50	65
United Technologies
8.875%, 11/15/2019	110	142
4.500%, 06/01/2042	117	114
Waste Management
4.750%, 06/30/2020	93	101
4.600%, 03/01/2021	90	96
2.600%, 09/01/2016	180	186

		12,658

Information Technology — 0.6%
Apple
2.400%, 05/03/2023	114	102
0.492%, 05/03/2018 (A)	69	69
Arrow Electronics
6.875%, 06/01/2018	95	108
6.000%, 04/01/2020	45	48
3.375%, 11/01/2015	5	5
Baidu
3.250%, 08/06/2018	265	268
Cisco Systems
5.900%, 02/15/2039	150	167
5.500%, 01/15/2040	100	106
eBay
4.000%, 07/15/2042	21	18
2.600%, 07/15/2022	19	17
Hewlett-Packard
6.000%, 09/15/2041	32	32
4.650%, 12/09/2021	20	21
4.375%, 09/15/2021	24	24
HP Enterprise Services
7.450%, 10/15/2029	125	141
Intel
4.800%, 10/01/2041	65	63
4.000%, 12/15/2032	207	191
3.300%, 10/01/2021	70	70

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Business Machines
4.000%, 06/20/2042	$169	$151
1.625%, 05/15/2020	1,196	1,122
Intuit
5.750%, 03/15/2017	75	84
Microsoft
4.875%, 12/15/2043	170	174
4.500%, 10/01/2040	14	13
3.625%, 12/15/2023	714	715
Oracle
6.125%, 07/08/2039	27	31
5.375%, 07/15/2040	17	18
3.625%, 07/15/2023 (D)	271	269
2.375%, 01/15/2019	811	818
1.200%, 10/15/2017	250	246
Texas Instruments
1.650%, 08/03/2019	55	53
TSMC Global Ltd.
1.625%, 04/03/2018 (C)	460	440
Xerox
4.500%, 05/15/2021	13	13
2.950%, 03/15/2017	27	28

		5,625

Materials — 1.0%
Barrick Gold
4.100%, 05/01/2023	840	759
3.850%, 04/01/2022	540	486
BHP Billiton Finance USA
6.500%, 04/01/2019	125	150
4.125%, 02/24/2042	40	36
2.050%, 09/30/2018	44	44
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	439	446
3.850%, 09/30/2023 (D)	780	783
3.250%, 11/21/2021	360	358
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	166
Cliffs Natural Resources
4.875%, 04/01/2021	30	29
4.800%, 10/01/2020	90	89
3.950%, 01/15/2018	260	263
CRH America
6.000%, 09/30/2016	31	35
Dow Chemical
8.550%, 05/15/2019	47	61
5.250%, 11/15/2041	70	70
4.125%, 11/15/2021	61	63
3.000%, 11/15/2022	800	746
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	86
4.900%, 01/15/2041	25	25
1.950%, 01/15/2016	40	41
Ecolab
3.000%, 12/08/2016	220	230
1.450%, 12/08/2017	31	30
Freeport-McMoRan Copper
3.550%, 03/01/2022	250	238
3.100%, 03/15/2020	160	155
2.375%, 03/15/2018	50	50
2.150%, 03/01/2017	81	82
LYB International Finance BV
5.250%, 07/15/2043	95	96
4.000%, 07/15/2023	155	153

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mosaic
5.625%, 11/15/2043	$110	$112
5.450%, 11/15/2033 (D)	204	208
4.875%, 11/15/2041	30	27
4.250%, 11/15/2023	60	59
3.750%, 11/15/2021	25	24
Nacional del Cobre de Chile
5.625%, 10/18/2043 (C)	210	206
Nucor
4.000%, 08/01/2023	39	38
Plains Exploration & Production
6.875%, 02/15/2023	10	11
6.500%, 11/15/2020	50	55
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	59
PPG Industries
9.000%, 05/01/2021	145	186
Praxair
5.200%, 03/15/2017	70	78
Rio Tinto Finance USA Ltd.
9.000%, 05/01/2019	30	39
8.950%, 05/01/2014	80	82
6.500%, 07/15/2018	200	236
3.750%, 09/20/2021	545	550
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	260	259
Southern Copper
5.250%, 11/08/2042	370	300
Teck Resources Limited
6.250%, 07/15/2041	5	5
Union Carbide
7.750%, 10/01/2096	50	55
Vale
5.625%, 09/11/2042	193	175
Vale Overseas Ltd.
6.875%, 11/21/2036	190	196
4.375%, 01/11/2022	885	860
Xstrata Finance Canada Ltd.
2.700%, 10/25/2017 (C)	250	253
2.050%, 10/23/2015 (C)	452	458

		10,301

Telecommunication Services — 1.7%
America Movil
5.625%, 11/15/2017	400	451
3.125%, 07/16/2022 (D)	535	494
2.375%, 09/08/2016	200	206
1.244%, 09/12/2016 (A)	220	222
AT&T
6.300%, 01/15/2038	435	481
5.800%, 02/15/2019	210	241
5.500%, 02/01/2018	100	113
5.350%, 09/01/2040	423	419
4.350%, 06/15/2045	117	99
4.300%, 12/15/2042	250	212
3.875%, 08/15/2021	350	355
1.600%, 02/15/2017	430	429
0.875%, 02/13/2015	75	75
BellSouth Telecommunications
6.300%, 12/15/2015	66	69
British Telecommunications
5.950%, 01/15/2018	200	229
Cellco Partnership
8.500%, 11/15/2018	55	70

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centel Capital
9.000%, 10/15/2019	$65	$77
CenturyLink
7.650%, 03/15/2042	15	13
7.600%, 09/15/2039	60	53
6.450%, 06/15/2021	120	125
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	187
2.250%, 03/06/2017 (C)	770	781
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	175	203
GTE
6.840%, 04/15/2018	150	175
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	64
Orange
8.750%, 03/01/2031	50	69
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	171
Rogers Communications
5.450%, 10/01/2043	33	34
4.100%, 10/01/2023	80	80
Telecom Italia Capital
6.999%, 06/04/2018	150	166
Telefonica Chile
3.875%, 10/12/2022 (C) (D)	210	192
Telefonica Emisiones SAU
6.221%, 07/03/2017	130	147
5.462%, 02/16/2021	23	24
5.134%, 04/27/2020	230	244
4.570%, 04/27/2023	335	330
Verizon Communications
7.750%, 12/01/2030	610	779
6.550%, 09/15/2043	625	731
6.400%, 09/15/2033	1,942	2,234
6.350%, 04/01/2019	120	141
5.500%, 02/15/2018	140	158
5.150%, 09/15/2023	1,505	1,616
4.500%, 09/15/2020	704	754
3.850%, 11/01/2042	200	163
3.650%, 09/14/2018	519	549
2.500%, 09/15/2016	719	743
2.450%, 11/01/2022	140	124
Verizon Global Funding
5.850%, 09/15/2035	40	42
Vodafone Group PLC
5.450%, 06/10/2019	75	85
2.950%, 02/19/2023	540	493
1.625%, 03/20/2017	80	80
1.500%, 02/19/2018	425	414
0.900%, 02/19/2016	620	622

		17,064

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	637
5.090%, 07/01/2015	1,082	1,108
AGL Capital
6.375%, 07/15/2016	50	56
5.250%, 08/15/2019	50	56

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Alabama Power
6.125%, 05/15/2038	$18	$21
5.875%, 12/01/2022	95	108
Ameren
8.875%, 05/15/2014	255	262
American Electric Power
1.650%, 12/15/2017	388	380
American Water Capital
3.850%, 03/01/2024	120	119
Appalachian Power
6.700%, 08/15/2037	100	116
5.950%, 05/15/2033	100	104
Arizona Public Service
5.050%, 09/01/2041	47	48
4.500%, 04/01/2042	15	14
Atmos Energy
4.950%, 10/15/2014	75	77
Boston Gas
4.487%, 02/15/2042 (C)	35	33
Carolina Power & Light
5.300%, 01/15/2019	175	199
3.000%, 09/15/2021	194	190
2.800%, 05/15/2022	25	24
CenterPoint Energy
6.500%, 05/01/2018	50	58
CenterPoint Energy Resources
4.500%, 01/15/2021	81	86
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	204
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	175	174
Consolidated Edison of New York
5.700%, 06/15/2040	38	43
Consumers Energy
6.700%, 09/15/2019	100	121
Detroit Edison
2.650%, 06/15/2022	26	24
Dominion Gas Holdings
4.800%, 11/01/2043 (C)	125	121
Dominion Resources
8.875%, 01/15/2019	340	432
6.400%, 06/15/2018	180	210
5.250%, 08/01/2033	90	95
1.950%, 08/15/2016	165	168
Duke Energy
3.950%, 10/15/2023	135	135
3.550%, 09/15/2021	76	76
1.625%, 08/15/2017	185	184
Duke Energy Carolinas
4.300%, 06/15/2020	39	42
4.250%, 12/15/2041	28	26
Duke Energy Florida
3.850%, 11/15/2042	215	188
Duke Energy Indiana
4.200%, 03/15/2042	30	28
3.750%, 07/15/2020	52	54
Duke Energy Ohio
3.800%, 09/01/2023	150	150
Duke Energy Progress
4.100%, 05/15/2042	25	23
Electricite de France
4.600%, 01/27/2020 (C)	115	124

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enel Finance International
5.125%, 10/07/2019 (C) (D)	$100	$107
Exelon Generation
6.200%, 10/01/2017	100	113
4.000%, 10/01/2020 (D)	120	120
FirstEnergy
4.250%, 03/15/2023	540	503
2.750%, 03/15/2018	70	69
FirstEnergy, Ser C
7.375%, 11/15/2031	480	522
Florida Power & Light
5.950%, 10/01/2033	35	41
5.125%, 06/01/2041	28	30
Jersey Central Power & Light
7.350%, 02/01/2019	100	118
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	58	57
Kansas City Power & Light
5.300%, 10/01/2041	100	100
Kentucky Utilities
4.650%, 11/15/2043	95	95
Louisville Gas & Electric
4.650%, 11/15/2043	85	84
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	62
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	327
MidAmerican Energy
4.800%, 09/15/2043	20	20
2.400%, 03/15/2019	250	252
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	232
5.150%, 11/15/2043 (C)	385	383
3.750%, 11/15/2023 (C)	156	152
Nevada Power
7.125%, 03/15/2019	110	134
6.500%, 08/01/2018	40	47
5.450%, 05/15/2041	50	54
5.375%, 09/15/2040	12	13
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	94
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	80	88
Nisource Finance
5.800%, 02/01/2042	149	155
5.650%, 02/01/2045	50	51
Northern States Power
6.250%, 06/01/2036	100	121
5.350%, 11/01/2039	19	21
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	541
5.250%, 09/30/2040	250	257
Pacific Gas & Electric
8.250%, 10/15/2018	180	225
5.800%, 03/01/2037	70	77
5.625%, 11/30/2017	525	595
5.400%, 01/15/2040	42	45
5.125%, 11/15/2043	230	237
4.500%, 12/15/2041	48	45
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	350	332

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacificorp
6.250%, 10/15/2037	$90	$107
5.650%, 07/15/2018	175	201
PPL Capital Funding
4.700%, 06/01/2043	155	140
3.400%, 06/01/2023	165	154
PPL Energy Supply
4.600%, 12/15/2021	55	53
Progress Energy
3.150%, 04/01/2022	280	270
PSEG Power LLC
5.500%, 12/01/2015	100	108
5.320%, 09/15/2016	40	44
5.125%, 04/15/2020	45	49
4.150%, 09/15/2021	33	33
2.750%, 09/15/2016	200	207
Public Service Electric & Gas
5.375%, 11/01/2039	28	31
2.700%, 05/01/2015	45	46
Public Service of New Hampshire
3.500%, 11/01/2023	205	201
Public Service of Oklahoma
5.150%, 12/01/2019	83	92
San Diego Gas & Electric
6.000%, 06/01/2026	60	72
3.950%, 11/15/2041	14	13
Sempra Energy
6.000%, 10/15/2039	50	55
4.050%, 12/01/2023	150	148
Southern
2.450%, 09/01/2018	273	277
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	55
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	53
3.875%, 06/01/2021	22	23
3.500%, 10/01/2023	560	549
Southern Power
5.150%, 09/15/2041	11	11
Southwestern Electric Power
3.550%, 02/15/2022	120	117
Southwestern Public Service
8.750%, 12/01/2018	90	115
Virginia Electric and Power
4.650%, 08/15/2043	245	244
2.950%, 01/15/2022	330	319
Wisconsin Electric Power
2.950%, 09/15/2021	3	3
Wisconsin Public Service
4.752%, 11/01/2044	200	202

		16,873

Total Corporate Obligations (Cost $233,105) ($ Thousands)		238,007

ASSET-BACKED SECURITIES — 9.0%

Automotive — 1.8%
Ally Auto Receivables Trust, Ser 2010-2, Cl A4
2.090%, 05/15/2015	29	29
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	43	43

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2010-4, Cl A4
1.350%, 12/15/2015	$340	$341
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	703	706
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	535	539
Ally Auto Receivables Trust, Ser 2012-1, Cl A3
0.930%, 02/16/2016	86	87
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	359	359
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	434	434
Ally Auto Receivables Trust, Ser 2013-1, Cl A4
0.840%, 02/15/2018	451	448
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	574	574
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (C)	12	12
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	46	46
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (C)	160	160
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	133	133
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	188	189
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	3	3
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	118	118
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	236	236
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A2
0.510%, 01/08/2016	76	76
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	48	48

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	$64	$64
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A2
0.530%, 11/08/2016	124	123
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A2
0.680%, 10/11/2016	904	904
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	366	366
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	190	193
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (C)	59	58
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	106	106
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	769	768
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	385	386
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	206
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A1B
0.597%, 11/20/2015 (A)	150	150
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.080%, 11/21/2016	281	282
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	261	263
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	347	347
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	472	472
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (C)	96	96
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	70	71
CPS Auto Trust, Ser 2013-C, Cl A
1.620%, 08/15/2016	346	346
CPS Auto Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	316	316
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017	265	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	$105	$105
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	47	46
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	19	19
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A2
0.380%, 02/15/2016	194	194
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A2
0.450%, 08/15/2016	745	745
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A3
1.110%, 09/15/2016	133	133
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	800	784
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	32	32
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A2
0.350%, 06/22/2015	80	80
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	306	306
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A2
0.540%, 01/15/2016	583	583
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A2
0.450%, 04/18/2016	630	630
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (C)	200	202
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	87	88
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	13	13
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	72
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	57	57
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	105	106
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (C)	200	201

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	$38	$38
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	40	40
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A3
1.180%, 02/16/2015	12	11
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A2
0.390%, 04/15/2015	42	42
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A2
0.370%, 09/15/2015	34	34
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (C)	100	101
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl B
2.350%, 11/16/2015	59	60
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (C)	11	10
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	35	35
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	204	204
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A3
0.620%, 07/15/2016	129	129
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/2016	68	68
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	785	785
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A2
0.550%, 09/15/2016	677	677
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	8	8
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	120	121

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2013-B, Cl A2
0.480%, 02/15/2016	$305	$305
Volkswagen Auto Loan Enhanced Trust, Ser 2012-2, Cl A2
0.330%, 07/20/2015	120	119
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	590	590
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	42	42

		18,179

Credit Cards — 0.6%
American Express Issuance Trust II, Ser 2013-1, Cl A
0.447%, 02/15/2019 (A)	581	578
American Express Issuance Trust II, Ser 2013-2, Cl A
0.680%, 08/15/2019	762	764
BA Credit Card Trust, Ser 2007-A10, Cl A10
0.237%, 12/15/2016 (A)	703	703
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	202
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	181	181
Chase Issuance Trust, Ser 2013-A2, Cl A2
0.267%, 02/15/2017 (A)	182	182
Chase Issuance Trust, Ser 2013-A3, Cl A3
0.447%, 04/15/2020 (A)	100	100
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	1,531	1,542
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.600%, 09/10/2020 (A)	1,088	1,090
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	338	337
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.717%, 01/15/2017 (A)	188	188
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	614	610

		6,477

Mortgage Related Securities — 1.6%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.786%, 04/25/2034 (A)	120	113

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.216%, 01/25/2034 (A)	$505	$466
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.141%, 12/25/2034 (A)	654	642
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.976%, 03/25/2035 (A)	343	342
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.925%, 09/25/2033 (A)	214	205
Argent Securities, Ser 2003-W5, Cl M1
1.216%, 10/25/2033 (A)	707	680
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.825%, 06/25/2035 (A)	695	682
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.656%, 07/25/2035 (A)	1	1
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-BO1, Cl M5
1.565%, 10/25/2034 (A)	360	343
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-HE1, Cl 1A2
0.385%, 12/25/2035 (A)	309	308
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.141%, 12/25/2034 (A)	429	398
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.565%, 08/25/2043 (A)	663	654
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.535%, 08/25/2035 (A)	702	693
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.446%, 02/25/2036 (A)	466	459
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.416%, 11/25/2037 (A)	249	246
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	385
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.327%, 01/20/2036 (A)	1,017	991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.317%, 03/20/2036 (A)	$63	$61
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.367%, 03/20/2036 (A)	68	67
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.648%, 03/20/2036 (A)	2,000	1,708
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.367%, 11/20/2036 (A)	567	563
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.515%, 07/25/2034 (A) (C)	67	67
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.585%, 09/25/2035 (A)	751	731
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.485%, 11/25/2035 (A)	681	661
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.885%, 10/25/2033 (A) (C)	190	177
New Century Home Equity Loan Trust, Ser 2005-3, Cl A2D
0.546%, 07/25/2035 (A)	37	37
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.645%, 07/25/2035 (A)	990	983
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.535%, 09/25/2035 (A)	1,450	1,429
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.816%, 03/25/2035 (A)	520	510
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.535%, 10/25/2035 (A)	2	2
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (C)	54	55
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	59	58
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	50	51
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	67	66
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	187	189
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	631	639

		15,662

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 5.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.965%, 12/27/2022 (A) (C)	$122	$123
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.965%, 12/26/2044 (A) (C)	300	298
Access Group, Ser 2004-2, Cl A3
0.428%, 10/25/2024 (A)	400	362
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	546	546
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	265	266
Ally Master Owner Trust, Ser 2011-4, Cl A1
0.967%, 09/15/2016 (A)	242	243
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	630
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	495	492
ALM VII, Ser 2012-7A, Cl A1
1.662%, 10/19/2024 (A) (C)	450	449
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	45	45
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	178	179
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.438%, 02/25/2035 (A)	850	863
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.238%, 10/27/2036 (A)	400	396
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	61	61
Centerpoint Energy Transition Bond II, Ser 2005-A, Cl A3
5.090%, 08/01/2015	395	396
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	44	44
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	130
CIT Education Loan Trust, Ser 2007-1, Cl A
0.336%, 03/25/2042 (A) (C)	715	655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	$370	$370
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.665%, 10/25/2034 (A)	614	562
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.435%, 12/25/2034 (A)	511	466
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.625%, 10/25/2035 (A)	174	174
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.307%, 07/15/2036 (A)	122	107
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	253	254
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	175	175
Educational Funding of the South, Ser 2011-1, Cl A2
0.888%, 04/25/2035 (A)	460	457
EFS Volunteer, Ser 2010-1, Cl A2
1.088%, 10/25/2035 (A) (C)	800	786
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.545%, 09/25/2035 (A)	844	836
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.166%, 08/25/2034 (A)	1,160	1,113
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	480	481
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.637%, 01/15/2016 (A)	130	130
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	626
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.548%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	277
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (C)	235	235

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	$146	$147
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/2044 (C)	193	193
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	150	149
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T4, Cl AT4
1.183%, 08/15/2044 (C)	213	213
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl A7
1.790%, 11/15/2046 (C)	586	585
ING Investment Management, Ser 2012-4A, Cl A1
1.634%, 10/15/2023 (A) (C)	450	447
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 07/15/2041 (C)	328	325
Kondaur Mortgage Asset Trust, Ser 2013-1, Cl A
4.458%, 08/25/2052 (A) (C)	393	415
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	415	434
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (C)	131	131
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.415%, 03/25/2032 (A)	189	189
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	899	959
Nationstar Agency Advance Funding Trust, Ser 2013-T1A, Cl AT1
0.997%, 02/15/2045 (C)	100	99
Nationstar Mortgage Advance Receivable Trust, Ser 2013-T2A, Cl A2
1.679%, 06/20/2046 (C)	200	199
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (C)	113	113
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.418%, 10/27/2036 (A)	417	408
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.348%, 10/25/2033 (A)	758	716

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.346%, 03/23/2037 (A)	$696	$669
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.328%, 11/23/2022 (A)	755	752
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.318%, 10/26/2026 (A)	833	831
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.248%, 11/27/2018 (A)	159	159
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.596%, 03/25/2026 (A) (C)	1,544	1,526
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.965%, 04/25/2046 (A) (C)	190	192
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	17	17
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.066%, 07/25/2025 (A)	450	451
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A) (C)	150	150
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018	328	328
OHA Credit Partners VII Ltd., Ser 2012-7A, Cl A
1.684%, 11/20/2023 (A) (C)	450	448
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-MHQ1, Cl M2
1.291%, 12/25/2034 (A)	500	486
Park Place Securities, Ser 2004-MCW1, Cl M1
1.104%, 10/25/2034 (A)	211	209
Park Place Securities, Ser 2004-WCW2, Cl M1
0.785%, 10/25/2034 (A)	996	995
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	78	81
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.505%, 10/25/2035 (A)	121	119
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.506%, 05/25/2035 (A)	290	286
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.465%, 03/25/2036 (A)	315	296

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	$100	$102
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	456
Scholar Funding Trust, Ser 2011-A, Cl A
1.138%, 10/28/2043 (A) (C)	413	413
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.641%, 05/15/2028 (A)	151	150
SLM Private Education Loan Trust, Ser 2010-A, Cl 2A
3.417%, 05/16/2044 (A) (C)	400	424
SLM Private Education Loan Trust, Ser 2011-C, Cl A1
1.567%, 12/15/2023 (A) (C)	665	669
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.568%, 08/15/2025 (A) (C)	550	555
SLM Private Education Loan Trust, Ser 2012-B, Cl A1
1.267%, 12/15/2021 (A) (C)	422	424
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.267%, 08/15/2023 (A) (C)	343	345
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.917%, 10/16/2023 (A) (C)	97	96
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.917%, 06/15/2045 (A) (C)	655	669
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.965%, 11/25/2043 (A)	180	175
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.767%, 08/15/2022 (A) (C)	724	720
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.817%, 07/15/2022 (A) (C)	199	199
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	1,009	973
SLM Private Education Loan Trust, Ser 2013-C, Cl A1
1.017%, 02/15/2022 (A) (C)	456	457
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	612	599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2000-A, Cl A2
0.428%, 10/28/2028 (A)	$206	$205
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.993%, 12/15/2025 (A) (C)	350	347
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.838%, 10/25/2023 (A) (C)	364	365
SLM Student Loan Trust, Ser 2004-8, Cl B
0.698%, 01/25/2040 (A)	143	128
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.738%, 04/25/2024 (A) (C)	781	782
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.438%, 07/27/2026 (A)	252	256
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.338%, 01/25/2023 (A)	57	57
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.408%, 01/25/2041 (A)	540	471
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.308%, 04/25/2022 (A)	85	85
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.398%, 01/25/2041 (A)	540	471
SLM Student Loan Trust, Ser 2007-2, Cl B
0.408%, 07/25/2025 (A)	178	154
SLM Student Loan Trust, Ser 2007-6, Cl B
1.088%, 04/27/2043 (A)	160	140
SLM Student Loan Trust, Ser 2008-2, Cl B
1.438%, 01/25/2029 (A)	160	140
SLM Student Loan Trust, Ser 2008-3, Cl B
1.438%, 04/25/2029 (A)	160	143
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.888%, 07/25/2022 (A)	1,300	1,356
SLM Student Loan Trust, Ser 2008-4, Cl B
2.088%, 04/25/2029 (A)	160	152
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.538%, 01/25/2018 (A)	237	239
SLM Student Loan Trust, Ser 2008-5, Cl B
2.088%, 07/25/2029 (A)	160	157
SLM Student Loan Trust, Ser 2008-6, Cl B
2.088%, 07/25/2029 (A)	160	153
SLM Student Loan Trust, Ser 2008-7, Cl B
2.088%, 07/25/2029 (A)	160	153

35	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-8, Cl B
2.488%, 10/25/2029 (A)	$160	$161
SLM Student Loan Trust, Ser 2008-9, Cl B
2.488%, 10/25/2029 (A)	160	162
SLM Student Loan Trust, Ser 2010-1, Cl A
0.565%, 03/25/2025 (A)	383	382
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.915%, 05/26/2026 (A)	200	200
SLM Student Loan Trust, Ser 2012-6, Cl B
1.165%, 04/27/2043 (A)	249	227
SLM Student Loan Trust, Ser 2013-1, Cl A2
0.415%, 09/25/2019 (A)	287	285
SLM Student Loan Trust, Ser 2013-2, Cl B
1.665%, 06/25/2043 (A)	128	121
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.465%, 05/26/2020 (A)	287	285
SLM Student Loan Trust, Ser 2013-3, Cl B
1.665%, 09/25/2043 (A)	136	129
SLM Student Loan Trust, Ser 2013-4, Cl A
0.715%, 06/25/2027 (A)	437	436
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.565%, 10/26/2020 (A)	434	433
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.669%, 02/25/2021 (A)	337	337
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031	445	450
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.438%, 04/28/2029 (A)	272	271
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	600	599
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (C)	250	254
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	89	89
Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (C)	121	121
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	216	218
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (C)	229	225
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.570%, 06/25/2035 (A)	8	9

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2005-WF2, Cl A3
0.465%, 05/25/2035 (A)	$260	$257
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.395%, 07/25/2035 (A)	189	188
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.315%, 07/25/2036 (A)	688	672
TAL Advantage, Ser 2006-1A, Cl N
0.357%, 04/20/2021 (A) (C)	245	242
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (C)	177	178
Textainer Marine Containers, Ser 2005-1A, Cl A
0.420%, 05/15/2020 (A) (C)	142	140
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.870%, 12/10/2018	737	738
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.567%, 10/15/2015 (A) (C)	137	139
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (C)	270	291
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	615	646
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.330%, 11/26/2021 (A) (C)	437	429
Vericrest Opportunity Loan Transferee, Ser 2013-NPL6, Cl A1
3.625%, 03/25/2054 (C)	300	299
Vericrest Opportunity Loan Transferee, Ser 2013-RLF1, Cl A1
4.213%, 04/25/2052 (C)	178	178
VOLT, Ser 2013-NPL3, Cl A1
4.250%, 04/25/2053 (C)	228	228
VOLT, Ser 2013-NPL5, Cl A1
3.625%, 04/25/2055	218	218

		50,873

Total Asset-Backed Securities (Cost $89,385) ($ Thousands)		91,191

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
FHLB
5.500%, 07/15/2036	300	347
2.500%, 05/26/2015 (E)	950	905
FHLMC
0.160%, 11/17/2014 (F)	5,000	4,994
0.120%, 05/27/2014 (F)	2,000	2,000
0.110%, 01/21/2014 (F)	1,100	1,100
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,141
9.700%, 04/05/2019	320	436

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)(1)	Market Value ($ Thousands)

8.600%, 09/26/2019	$845	$1,117
3.518%, 12/06/2017 (F)	660	617
1.596%, 10/06/2017	360	339
0.000%, 05/11/2018 to 09/26/2019 (F)	2,225	2,015
FNMA
5.375%, 06/12/2017	50	57
3.788%, 06/01/2017 (F)	600	572
2.561%, 10/09/2019 (F)	3,520	2,993
0.500%, 01/29/2016	1,825	1,824
0.130%, 06/11/2014 (F)	4,000	3,998
0.120%, 02/24/2014 to 06/04/2014	3,770	3,769
0.095%, 01/15/2014 (F)	980	980
Resolution Funding STRIPS
2.191%, 07/15/2020 (F)	2,915	2,433
1.795%, 10/15/2019 (F)	200	174
Tennessee Valley Authority
5.880%, 04/01/2036	250	290
5.250%, 09/15/2039	390	416
4.625%, 09/15/2060	60	54
1.750%, 10/15/2018	1,053	1,047

Total U.S. Government Agency Obligations (Cost $33,740) ($ Thousands)		33,618

SOVEREIGN DEBT — 1.1%
Fed Republic of Brazil
4.250%, 01/07/2025 (D)	670	638
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	197
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/2020	357	350
Indonesia Government International Bond
3.750%, 04/25/2022 (C)	470	424
Israel Government AID Bond
2.517%, 11/15/2019	500	432
2.410%, 03/15/2019	1,000	893
Japan Bank for International Cooperation
3.375%, 07/31/2023	330	324
1.750%, 07/31/2018	580	575
Kommunalbanken
1.125%, 05/23/2018 (C)	940	913
Mexico Government International Bond
5.750%, 10/12/2110	772	714
4.750%, 03/08/2044	60	54
4.000%, 10/02/2023	144	143
Province of Quebec Canada
6.350%, 01/30/2026	70	84
2.625%, 02/13/2023	980	900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Russia Government International Bond
7.500%, 03/31/2030 (C)	$831	$968
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	705	728
Slovenia Government International Bond
5.850%, 05/10/2023 (C)	200	203
5.500%, 10/26/2022 (C)	200	200
4.750%, 05/10/2018 (C)	460	472
South Africa Government International Bond
5.875%, 09/16/2025	750	780
Spain Government International Bond MTN
4.000%, 03/06/2018 (C)	500	508
Turkey Government International Bond
6.250%, 09/26/2022	450	467
United Mexican States MTN
6.050%, 01/11/2040	100	109

Total Sovereign Debt (Cost $11,347) ($ Thousands)		11,076

MUNICIPAL BONDS — 0.8%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	98
Arizona State University, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/2043	30	31
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	537
City of Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	28
City of New York, Ser J, GO
Callable 08/01/23 @ 100
5.000%, 08/01/2025	40	45
City of Richmond, Ser A, GO
Callable 03/01/23 @ 100
5.000%, 03/01/2027	30	34
5.000%, 03/01/2028	30	33
5.000%, 03/01/2029	30	33
County of Clark, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	260	317
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	255	320
New Jersey, Economic Development Authority, RB
Callable 06/15/23 @ 100
5.000%, 06/15/2046	40	41

37	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	$314	$400
New Jersey State, Turnpike Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 01/01/2043	40	41
New Jersey, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	60	60
New Jersey, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2038	100	101
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
Callable 11/01/23 @ 100
5.000%, 11/01/2042	60	62
New York City, Water & Sewer System, Ser BB, RB
Callable 12/15/22 @ 100
5.000%, 06/15/2047	30	30
New York City, Water & Sewer System, Ser EE, RB
Callable 06/15/23 @ 100
5.000%, 06/15/2047	30	30
New York, Liberty Development, RB
Callable 12/15/21 @ 100
5.000%, 12/15/2041	50	51
New York State, Dormitory Authority, Ser A, RB
Callable 12/15/22 @ 100
5.000%, 12/15/2026	30	33
5.000%, 12/15/2027	70	77
New York State, Urban Development, Ser C, RB
Callable 03/15/23 @ 100
5.000%, 03/15/2027	130	143
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	291	347
Northeast Ohio, Regional Sewer District, RB
Callable 05/15/23 @ 100
5.000%, 11/15/2043	60	62
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	120	118
Ohio State, Turnpike Commission, Ser A, RB
Callable 02/15/23 @ 100
5.000%, 02/15/2048	50	50
Ohio State University, Ser A, RB
4.800%, 06/01/2111	261	226

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania, Turnpike Commission, Ser C, RB
Callable 12/01/23 @ 100
5.000%, 12/01/2043	$50	$50
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	113
4.458%, 10/01/2062	340	290
Private Colleges & Universities Authority, Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/2043	60	63
San Antonio, Electric and Gas Authority, RB
Callable 02/01/23 @ 100
5.000%, 02/01/2043	100	102
State of California, Build America Project, GO
7.600%, 11/01/2040	220	290
6.650%, 03/01/2022	500	586
State of California, GO
6.200%, 03/01/2019	300	348
State of California, GO
Callable 09/01/23 @ 100
5.000%, 09/01/2025	80	89
5.000%, 04/01/2042	80	81
5.000%, 11/01/2043	75	76
State of California, Ser B, GO
5.000%, 09/01/2023	110	126
State of Connecticut, Ser C, GO
Callable 07/15/23 @ 100
5.000%, 07/15/2024	40	46
State of Illinois, GO
5.877%, 03/01/2019	120	131
5.665%, 03/01/2018	375	408
5.365%, 03/01/2017	150	163
5.100%, 06/01/2033	535	497
4.950%, 06/01/2023	275	273
4.350%, 06/01/2018	475	493
State of Texas, Build America Project, GO
5.517%, 04/01/2039	250	280
Utah, Transit Authority, RB
Callable 06/15/22 @ 100
5.000%, 06/15/2042	110	110

Total Municipal Bonds (Cost $7,636) ($ Thousands)		7,963

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Bills (F)
0.049%, 03/20/2014	59	59
0.036%, 02/06/2014	1,060	1,060
0.000%, 04/03/2014	3,085	3,085
U.S. Treasury Bonds
7.625%, 02/15/2025	1,485	2,121
6.375%, 08/15/2027	50	66
6.125%, 08/15/2029	50	66
5.250%, 02/15/2029	100	120
5.000%, 05/15/2037	965	1,148
4.750%, 02/15/2037	100	115
4.500%, 05/15/2038	200	222
4.375%, 02/15/2038	250	272
3.750%, 11/15/2043	9,041	8,739

38	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.625%, 08/15/2043	$7,997	$7,552
3.125%, 11/15/2041	14,690	12,689
3.125%, 02/15/2042	5,460	4,708
3.125%, 02/15/2043	340	291
3.000%, 05/15/2042	1,210	1,015
2.875%, 05/15/2043	6,045	4,899
2.750%, 08/15/2042	4,895	3,879
2.750%, 11/15/2042	4,983	3,940
2.625%, 11/15/2020	100	102
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	109	128
2.125%, 02/15/2040	227	255
2.125%, 02/15/2041	1,440	1,618
2.000%, 07/15/2014	3,717	3,799
1.250%, 04/15/2014	971	977
0.750%, 02/15/2042	217	175
0.625%, 02/15/2043	2,814	2,164
0.500%, 04/15/2015	2,570	2,627
0.125%, 04/15/2016	3,211	3,297
0.125%, 04/15/2017	4,113	4,227
0.125%, 04/15/2018	1,531	1,561
U.S. Treasury Notes
4.500%, 05/15/2017	1,000	1,116
4.000%, 02/15/2014 to 02/15/2014	5,450	5,469
3.625%, 08/15/2019	3,180	3,465
3.625%, 02/15/2021	400	432
3.500%, 02/15/2018	600	651
3.500%, 05/15/2020	700	755
3.125%, 04/30/2017	4,242	4,541
3.125%, 05/15/2021	1,250	1,303
2.750%, 11/15/2023(D)	15,539	15,201
2.625%, 08/15/2020	400	408
2.500%, 08/15/2023	7,400	7,106
2.375%, 05/31/2018	500	519
2.375%, 12/31/2020	414	412
2.125%, 08/31/2020	500	494
2.125%, 08/15/2021	2,100	2,034
2.000%, 09/30/2020	9,650	9,433
2.000%, 11/30/2020	8,179	7,962
2.000%, 02/15/2022	200	190
2.000%, 02/15/2023	9,790	9,082
1.875%, 02/28/2014	1,015	1,018
1.750%, 03/31/2014 to 03/31/2014	695	696
1.500%, 08/31/2018	200	199
1.500%, 12/31/2018	5,301	5,241
1.375%, 11/30/2015 to 11/30/2015	3,288	3,337
1.375%, 06/30/2018	10	10
1.250%, 11/30/2018(D)	29,664	29,029
1.000%, 11/30/2019	800	752
0.750%, 10/31/2017	5,930	5,823
0.750%, 12/31/2017	5,950	5,818
0.625%, 08/15/2016	2,826	2,827
0.625%, 10/15/2016	3,868	3,861
0.625%, 12/15/2016(D)	6,663	6,636
0.375%, 06/30/2015	4,545	4,554
0.375%, 08/31/2015	9,813	9,828
0.250%, 05/15/2015	3,210	3,212
0.250%, 07/31/2015	1,123	1,123
0.250%, 09/30/2015	1,046	1,045

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.250%, 10/15/2015	$6,824	$6,815
0.250%, 10/31/2015	1,492	1,490
U.S. Treasury STRIPS
6.291%, 05/15/2024(F)	200	142
5.784%, 05/15/2026(F)	100	64
5.499%, 05/15/2036(F)	100	40
5.410%, 05/15/2029(F)	100	55
5.363%, 02/15/2024(F)	75	54
5.058%, 05/15/2034(F)	175	77
5.025%, 08/15/2027(F)	800	482
5.008%, 08/15/2030(F)	325	169
4.929%, 02/15/2034(F)	250	111
4.887%, 02/15/2028(F)	653	384
4.877%, 11/15/2024(F)	150	104
4.870%, 11/15/2030(F)	950	489
4.822%, 05/15/2028(F)	700	407
4.810%, 08/15/2033(F)	300	136
4.777%, 05/15/2033(F)	425	195
4.750%, 02/15/2030(F)	1,000	534
4.705%, 11/15/2026(F)	1,100	688
4.630%, 05/15/2019(F)	875	788
4.609%, 08/15/2031	100	50
4.578%, 11/15/2029(F)	400	216
4.536%, 08/15/2019(F)	1,350	1,203
4.283%, 02/15/2017(F)	3,660	3,556
4.230%, 05/15/2027(F)	515	314
4.199%, 11/15/2032(F)	250	117
4.187%, 11/15/2031(F)	150	74
4.178%, 05/15/2030(F)	400	211
4.150%, 11/15/2033(F)	750	337
4.131%, 08/15/2018(F)	400	370
4.047%, 02/15/2027(F)	1,350	834
4.001%, 05/15/2031(F)	185	93
3.956%, 11/15/2027 to 11/15/2027 (F)	1,920	1,151
3.836%, 08/15/2020(F)	3,550	3,028
3.737%, 11/15/2016(F)	200	196
3.743%, 02/15/2031	400	203
3.733%, 02/15/2033	100	46
3.528%, 02/15/2029(F)	350	196
3.400%, 05/15/2018(F)	250	234
3.368%, 05/15/2020(F)	3,074	2,654
3.350%, 02/15/2018(F)	925	872
3.285%, 02/15/2032(F)	450	219
3.109%, 11/15/2017(F)	650	618
2.966%, 02/15/2015(F)	100	100
2.930%, 05/15/2035	100	42
2.831%, 11/15/2034	200	86
2.758%, 02/15/2035(F)	100	43
2.642%, 08/15/2021(F)	450	366
2.453%, 05/15/2023(F)	200	149
2.372%, 02/15/2021(F)	3,450	2,868
2.270%, 11/15/2021(F)	1,600	1,285
2.192%, 02/15/2022(F)	750	595
1.896%, 05/15/2021(F)	2,550	2,096
1.462%, 02/15/2020(F)	1,700	1,483
1.392%, 08/15/2026(F)	47	30
0.000%, 02/15/2023	600	453
0.000%, 05/15/2032(F)	100	48

Total U.S. Treasury Obligations (Cost $279,803) ($ Thousands)		272,218

39	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Description	Shares/Face Amount ($Thousands)/ Contracts	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 5.9%
SEI Liquidity Fund, L.P.
0.070% ** † (B)	59,079,388	$59,079

Total Affiliated Partnership (Cost $59,079) ($ Thousands)		59,079

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	37,520,067	37,520

Total Cash Equivalent (Cost $37,520) ($ Thousands)		37,520

COMMERCIAL PAPER — 0.2%
RBS Holdings USA
0.361%, 01/22/2014 (C) (F)	$1,820	1,820

Total Commercial Paper (Cost $1,820) ($ Thousands)		1,820

Total Investments — 114.4% (Cost $1,151,367) ($ Thousands) ††		$1,155,634

PURCHASED OPTIONS — 0.0%*‡‡
February 2014, U.S. 10 Year Treasury Note Put, Expires 01/24/2014, Strike Price $125.00,	12	$24
February 2014, U.S. Treasury Bond Put, Expires 01/24/2014, Strikes Price $131.00,	10	29

Total Purchased Options (Cost $23) ($ Thousands)		$53

WRITTEN OPTIONS — 0.0%*‡‡
February 2014, U.S. 10 Year Treasury Note Put, Expires 01/24/2014, Strike Price $122.50	(24)	$(9)
February 2014, U.S. Treasury Bond Put, Expires 01/24/2014, Strike Price $127.00,	(20)	(11)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%,	(1,490,000)	—

Total Written Options (Premiums Received $31) ($ Thousands)		$(20)

40	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

A list of the open futures contracts held by the Fund at December 31, 2013 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	27	Dec-2014	$11
90-Day Euro$	13	Mar-2015	—
90-Day Euro$	(40)	Mar-2016	21
U.S. 10-Year Treasury Note	13	Mar-2014	(35)
U.S. 10-Year Treasury Note	(123)	Mar-2014	278
U.S. 2-Year Treasury Note	(111)	Apr-2014	30
U.S. 2-Year Treasury Note	15	Apr-2014	(7)
U.S. 5-Year Treasury Note	(87)	Apr-2014	100
U.S. Long Treasury Bond	(39)	Mar-2014	95
U.S. Long Treasury Bond	22	Mar-2014	(16)
U.S. Ultra Long Treasury Bond	5	Mar-2014	(9)
U.S. Ultra Long Treasury Bond	(52)	Mar-2014	170

			$638

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. A list of the outstanding OTC swap agreements held by the Fund at December 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/2027	415	$37
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/2027	420	41
Citigroup	2.71%	3-Month LIBOR	08/15/2042	830	176

					$254

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Citigroup	3.68%	3-Month LIBOR	11/15/2043	725	$35

For the period ended December 31, 2013 the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,010,509 ($ Thousands).

(1)	In U.S. Dollar unless otherwise indicated.

*	None-Income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	For the period ended December 31, 2013, the total amount of all open purchased options and open written options, as presented in the Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $59,079 ($ Thousands).

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $57,508 ($ Thousands).

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2013. The coupon on a step bond changes on a specified date.

(F)	The rate reported is the effective yield at time of purchase.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMBS — Commercial Mortgage Backed Security

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over The Counter

PLC — Public Limited Company

PO — Principal Only

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

RB — Revenue Bond

41	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2013

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

††	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,151,367 ($ Thousands), and the unrealized appreciation and depreciation were $23,894 ($ Thousands) and $(19,627) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$403,142	$—	$403,142
U.S. Treasury Obligations	—	272,218	—	272,218
Corporate Obligations	—	238,007	—	238,007
Asset-Backed Securities	—	91,191	—	91,191
U.S. Government Agency Obligations	—	33,618	—	33,618
Sovereign Debt	—	11,076	—	11,076
Municipal Bonds	—	7,963	—	7,963
Affiliated Partnership	—	59,079	—	59,079
Cash Equivalent	37,520	—	—	37,520
Commercial Paper	—	1,820	—	1,820

Total Investments in Securities	$37,520	$1,118,114	$—	$1,155,634

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$53	$—	$—	$53
Written Options	(20)	—	—	(20)
Futures Contracts*
Unrealized Appreciation	705	—	—	705
Unrealized Depreciation	(67)	—	—	(67)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	254	—	254
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	35	—	35

Total Other Financial Instruments	$(685)	$289	$—	$(396)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended December 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “-” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

42	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 74.4%

Consumer Discretionary — 17.7%
Academy
9.250%, 08/01/2019 (A)	$655	$724
Adelphia Communications (Escrow Security) (E)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	2
Adelphia Communications (Escrow Security), Ser B (E)
0.000%, 02/15/2004	25	—
Affinia Group
7.750%, 05/01/2021	1,760	1,848
Affinion Group
11.500%, 10/15/2015	525	509
7.875%, 12/15/2018	2,060	1,854
Affinity Gaming
9.000%, 05/15/2018	1,675	1,792
Allegion US Holding
5.750%, 10/01/2021 (A)	2,781	2,892
Allison Transmission
7.125%, 05/15/2019 (A)	4,155	4,477
AMC Entertainment
9.750%, 12/01/2020	1,100	1,258
8.750%, 06/01/2019	505	540
American Axle & Manufacturing
6.250%, 03/15/2021	265	282
American Axle & Manufacturing Holdings
7.750%, 11/15/2019	595	677
AmeriGas Finance
7.000%, 05/20/2022	7,922	8,595
6.750%, 05/20/2020	800	874
Armored Autogroup
9.250%, 11/01/2018	595	573
Ashtead Capital
6.500%, 07/15/2022 (A)	4,115	4,388
Autonation
6.750%, 04/15/2018	1,400	1,621
Aventine (Escrow Security) PIK
0.000%, 10/15/2049 (B) (C) (D) (E)	2,750	1
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	867	737
BC Mountain
7.000%, 02/01/2021 (A)	185	187
Belo
7.750%, 06/01/2027	1,675	1,805
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	6,985	7,867
Burlington Holdings
9.000%, 02/15/2018 (A)	479	491
Cablevision Systems
7.750%, 04/15/2018	1,192	1,331
Caesars Entertainment Operating
9.000%, 02/15/2020	2,860	2,781
8.500%, 02/15/2020	1,865	1,795
Caesars Entertainment Resort Properties
8.000%, 10/01/2020 (A)	815	848

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carmike Cinemas
7.375%, 05/15/2019	$750	$818
CCO Holdings
7.375%, 06/01/2020	965	1,045
7.000%, 01/15/2019	1,385	1,459
5.250%, 03/15/2021 (A)	620	592
5.250%, 09/30/2022	1,500	1,401
5.125%, 02/15/2023	3,000	2,783
CDR DB Sub
7.750%, 10/15/2020 (A)	1,600	1,592
Cedar Fair
5.250%, 03/15/2021	500	494
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	3,605	3,695
Chassix
9.250%, 08/01/2018 (A)	725	772
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,775	1,961
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,130	4,140
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	2,085	2,132
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	941
Chrysler Group
8.250%, 06/15/2021	4,110	4,675
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A) (E)	—	—
Cinemark USA
7.375%, 06/15/2021	565	624
5.125%, 12/15/2022	1,390	1,345
4.875%, 06/01/2023	500	470
Claire’s Stores
9.000%, 03/15/2019 (A)	1,590	1,725
8.875%, 03/15/2019	745	767
Clear Channel Communications
9.000%, 12/15/2019	529	540
9.000%, 03/01/2021	1,030	1,040
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	3,045	3,201
7.625%, 03/15/2020	225	234
6.500%, 11/15/2022	4,710	4,810
6.500%, 11/15/2022	895	907
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,013
Columbus International
11.500%, 11/20/2014 (A)	950	1,024
Cooper-Standard Holding
7.375%, 04/01/2018 (A)	1,355	1,362
CSC Holdings
8.625%, 02/15/2019	2,655	3,113
6.750%, 11/15/2021	2,225	2,397
CST Brands
5.000%, 05/01/2023	350	338

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dana Holding
6.750%, 02/15/2021	$1,108	$1,191
6.500%, 02/15/2019	635	675
6.000%, 09/15/2023	155	155
5.375%, 09/15/2021	815	818
Dave & Buster’s
11.000%, 06/01/2018	1,125	1,233
Dave & Buster’s Parent
15.236%, 02/15/2016 (A)	8,130	6,667
DCP
10.750%, 08/15/2015 (A)	2,220	2,292
Diamond Resorts
12.000%, 08/15/2018	3,000	3,315
DISH DBS
7.875%, 09/01/2019	2,680	3,069
6.750%, 06/01/2021	1,365	1,447
5.875%, 07/15/2022	3,435	3,435
5.125%, 05/01/2020	485	486
5.000%, 03/15/2023	1,820	1,697
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	2,000	2,115
Easton-Bell Sports
9.750%, 12/01/2016	1,330	1,393
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,927
Empire Today
11.375%, 02/01/2017 (A)	2,105	2,094
Expo Event Transco
9.000%, 06/15/2021 (A)	700	712
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A) (E)	3,125	2
General Motors
4.875%, 10/02/2023 (A)	2,260	2,288
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,768
Gibson Brands
8.875%, 08/01/2018 (A)	350	369
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	456
8.250%, 08/15/2020	530	592
6.500%, 03/01/2021	2,700	2,862
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,700	4,292
GRD Holdings III
10.750%, 06/01/2019 (A)	3,865	4,213
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,904
13.000%, 07/01/2015	2,740	2,836
Gymboree
9.125%, 12/01/2018	830	765
Hanesbrands
6.375%, 12/15/2020	1,410	1,540
Harrah’s Operating
11.250%, 06/01/2017	530	539
10.000%, 12/15/2018	698	335
Hillman Group
10.875%, 06/01/2018	2,925	3,159
Hilton Worldwide Finance LLC
5.625%, 10/15/2021 (A)	520	540

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Icahn Enterprises
7.750%, 01/15/2016	$1,500	$1,530
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,650	1,720
inVentiv Health
11.000%, 08/15/2018 (A)	370	327
10.750%, 08/15/2018 (A)	555	490
9.000%, 01/15/2018 (A)	750	780
Isle of Capri Casinos
5.875%, 03/15/2021	975	958
J Crew Group
8.125%, 03/01/2019	450	473
Jarden
7.500%, 01/15/2020	575	621
6.125%, 11/15/2022	500	535
JC Penney
7.950%, 04/01/2017	1,190	1,035
6.375%, 10/15/2036	630	469
5.750%, 02/15/2018	855	701
5.650%, 06/01/2020	1,110	871
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	980
L Brands
6.625%, 04/01/2021	1,265	1,388
5.625%, 02/15/2022	1,175	1,201
Landry’s
9.375%, 05/01/2020 (A)	1,640	1,788
Laureate Education
9.250%, 09/01/2019 (A)	4,000	4,350
Libbey Glass
6.875%, 05/15/2020	599	647
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,554
Live Nation Entertainment
7.000%, 09/01/2020 (A)	2,550	2,767
LKQ
4.750%, 05/15/2023 (A)	1,485	1,381
M/I Homes
8.625%, 11/15/2018	1,310	1,418
Marina District Finance
9.875%, 08/15/2018	1,265	1,369
McClatchy
9.000%, 12/15/2022	2,370	2,607
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021 (A)	370	409
MDC Partners
6.750%, 04/01/2020 (A)	6,160	6,445
MGM Resorts International
11.375%, 03/01/2018	1,150	1,461
8.625%, 02/01/2019	1,830	2,146
7.750%, 03/15/2022	685	765
6.750%, 10/01/2020	2,975	3,183
6.625%, 12/15/2021	700	740
5.250%, 03/31/2020	1,140	1,131
Michaels FinCo Holdings
7.500%, 08/01/2018 (A)	2,780	2,891
Michaels Stores
11.375%, 11/01/2016	280	287
7.750%, 11/01/2018	1,360	1,476
5.875%, 12/15/2020 (A)	910	915

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	$400	$403
Millennium (Escrow Security)
7.625%, 11/15/2026 (E)	175	—
MISA Investments
8.625%, 08/15/2018 (A)	970	1,004
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,105	2,268
Monitronics International
9.125%, 04/01/2020	3,975	4,214
MTR Gaming Group
11.500%, 08/01/2019	5,125	5,695
Murphy Oil USA
6.000%, 08/15/2023 (A)	1,025	1,030
Nara Cable Funding
8.875%, 12/01/2018 (A)	1,230	1,322
8.875%, 12/01/2018 (A)	440	469
Neiman Marcus Group
8.750%, 10/15/2021 (A)	230	241
8.000%, 10/15/2021 (A)	3,225	3,370
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,128
New Look Bondco I
8.375%, 05/14/2018 (A)	1,155	1,195
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,103
Ono Finance II
10.875%, 07/15/2019 (A)	690	756
Party City Holdings
8.875%, 08/01/2020	2,785	3,119
PC Nextco Holdings
8.750%, 08/15/2019 (A)	320	328
Peninsula Gaming
8.375%, 02/15/2018 (A)	3,250	3,543
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	890
Pinnacle Entertainment
7.750%, 04/01/2022	595	649
7.500%, 04/15/2021	5,000	5,425
Playa Resorts Holding
8.000%, 08/15/2020 (A)	2,960	3,141
PNK Finance
6.375%, 08/01/2021 (A)	835	854
Quebecor Media
5.750%, 01/15/2023	810	784
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (E) (F)	1,725	17
0.000%, 03/15/2016 (E)	1,915	19
Quiksilver
7.875%, 08/01/2018 (A)	1,310	1,421
Radio Systems
8.375%, 11/01/2019 (A)	705	774
RCN Telecom Services
8.500%, 08/15/2020 (A)	735	742
Reynolds Group Issuer
9.875%, 08/15/2019	7,645	8,505
9.000%, 04/15/2019	3,636	3,900
8.250%, 02/15/2021	1,085	1,158
6.875%, 02/15/2021	2,000	2,155
5.750%, 10/15/2020	4,145	4,228

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Roadhouse Financing
10.750%, 10/15/2017	$2,990	$2,220
RSI Home Products
6.875%, 03/01/2018 (A)	305	319
Sally Holdings
6.875%, 11/15/2019	1,193	1,318
5.750%, 06/01/2022	700	728
5.500%, 11/01/2023	2,030	2,015
Schaeffler Finance
8.500%, 02/15/2019 (A)	235	264
4.750%, 05/15/2021 (A)	670	668
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	250	246
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,198
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	1,855	2,017
Service International
7.625%, 10/01/2018	375	431
7.500%, 04/01/2027	625	659
7.000%, 05/15/2019	630	674
5.375%, 01/15/2022 (A)	795	805
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,375	1,514
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	2,450	2,646
Sinclair Television Group
8.375%, 10/15/2018	275	299
6.125%, 10/01/2022	360	364
5.375%, 04/01/2021	3,705	3,649
Sirius XM Holdings
5.875%, 10/01/2020 (A)	1,000	1,020
5.750%, 08/01/2021 (A)	695	702
4.625%, 05/15/2023 (A)	2,725	2,466
4.250%, 05/15/2020 (A)	5,078	4,799
Sitel
11.000%, 08/01/2017 (A)	2,935	3,133
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,128
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	1,065	1,084
Stackpole International Intermediate
7.750%, 10/15/2021 (A)	2,125	2,210
Stanadyne Holdings
12.000%, 02/15/2015 (G)	1,700	1,063
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,858
Tempur Sealy International
6.875%, 12/15/2020	1,470	1,602
Time Warner Entertainment
8.375%, 07/15/2033	165	180
Toys R Us
10.375%, 08/15/2017	2,015	1,728
Travelport LLC
11.875%, 09/01/2016	495	502
TRW Automotive
4.500%, 03/01/2021 (A)	900	909
UCI International
8.625%, 02/15/2019	1,110	1,110

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	$1,500	$1,631
5.500%, 01/15/2023 (A)	4,770	4,627
Univision Communications
8.500%, 05/15/2021 (A)	2,805	3,086
7.875%, 11/01/2020 (A)	2,350	2,582
6.875%, 05/15/2019 (A)	250	267
5.125%, 05/15/2023 (A)	1,450	1,448
Vail Resorts
6.500%, 05/01/2019	1,190	1,261
Videotron
5.000%, 07/15/2022	2,275	2,224
Viking Cruises
8.500%, 10/15/2022 (A)	160	181
Visteon
6.750%, 04/15/2019	787	836
William Carter
5.250%, 08/15/2021 (A)	145	147
WMG Acquisition
6.000%, 01/15/2021 (A)	1,051	1,092
Wok Acquisition
10.250%, 06/30/2020 (A)	3,190	3,465

		372,375

Consumer Staples — 3.2%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	733
ARAMARK
5.750%, 03/15/2020 (A)	3,075	3,213
B&G Foods
4.625%, 06/01/2021	535	514
BI-LO
8.625%, 09/15/2018 (A)	945	988
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,374
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	2,871	3,144
Central Garden and Pet
8.250%, 03/01/2018	5,625	5,470
Chiquita Brands International
7.875%, 02/01/2021 (A)	760	823
Constellation Brands
4.250%, 05/01/2023	35	33
3.750%, 05/01/2021	270	254
Cott Beverages
8.125%, 09/01/2018	950	1,026
Crestview DS Merger Sub II
10.000%, 09/01/2021 (A)	1,071	1,149
Darling Escrow
5.375%, 01/15/2022 (A)	1,535	1,546
Del Monte
7.625%, 02/15/2019	5,155	5,355
Elizabeth Arden
7.375%, 03/15/2021	200	218
Fleming
10.125%, 04/01/2008 (E)	1,043	—
Harbinger Group
7.875%, 07/15/2019 (A)	4,700	5,047
Hawk Acquisition Sub
4.250%, 10/15/2020 (A)	1,405	1,359
JBS Investments GmbH
7.750%, 10/28/2020 (A)	400	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JBS USA
8.250%, 02/01/2020 (A)	$1,115	$1,210
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	2,014
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	1,000	1,057
New Albertsons
8.000%, 05/01/2031	4,820	3,976
7.750%, 06/15/2026	160	130
7.450%, 08/01/2029	200	164
Pantry
8.375%, 08/01/2020	1,325	1,408
Pilgrim’s Pride
7.875%, 12/15/2018	935	1,019
Post Holdings
7.375%, 02/15/2022	1,425	1,525
7.375%, 02/15/2022 (A)	70	75
6.750%, 12/01/2021 (A)	205	212
Rite Aid
9.250%, 03/15/2020	4,015	4,607
7.700%, 02/15/2027	2,345	2,421
6.750%, 06/15/2021	1,090	1,143
Roundy’s Supermarkets
10.250%, 12/15/2020 (A)	1,061	1,082
Smithfield Foods
6.625%, 08/15/2022	550	583
Spectrum Brands
6.750%, 03/15/2020	400	430
Spectrum Brands Escrow
6.625%, 11/15/2022 (A)	1,385	1,473
6.375%, 11/15/2020 (A)	515	550
SUPERVALU
6.750%, 06/01/2021	5,070	5,007
US Foods
8.500%, 06/30/2019	925	1,013
Vector Group
7.750%, 02/15/2021	2,595	2,744

		67,493

Energy — 10.9%
Access Midstream Partners
6.125%, 07/15/2022	505	540
4.875%, 05/15/2023	380	367
Antero Resources Finance
5.375%, 11/01/2021 (A)	420	424
Arch Coal
8.000%, 01/15/2019 (A)	200	199
7.250%, 06/15/2021	880	673
7.000%, 06/15/2019	450	358
Atlas Energy Holdings Operating
7.750%, 01/15/2021 (A)	1,100	1,056
Atlas Pipeline Partners
6.625%, 10/01/2020	2,324	2,429
5.875%, 08/01/2023 (A)	750	714
4.750%, 11/15/2021 (A)	1,300	1,189
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	1,400	1,431
Atwood Oceanics
6.500%, 02/01/2020	610	651
Berry Petroleum
6.375%, 09/15/2022	330	336

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bill Barrett
7.625%, 10/01/2019	$2,200	$2,365
7.000%, 10/15/2022	1,500	1,556
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,021
7.875%, 04/15/2022	1,355	1,409
7.875%, 04/15/2022 (A)	4,565	4,793
Calumet Specialty Products Partners
9.375%, 05/01/2019	1,380	1,532
7.625%, 01/15/2022 (A)	790	798
Carrizo Oil & Gas
7.500%, 09/15/2020	375	411
Chaparral Energy
8.250%, 09/01/2021	1,830	1,986
7.625%, 11/15/2022	715	765
Checkers & Rally’s Restaurants
11.625%, 11/01/2016 (A)	150	153
Chesapeake Energy
6.875%, 11/15/2020	65	73
6.625%, 08/15/2020	2,420	2,704
6.125%, 02/15/2021	260	279
5.750%, 03/15/2023	5	5
3.250%, 03/15/2016	165	167
Chesapeake Midstream Partners
5.875%, 04/15/2021	305	325
Comstock Resources
7.750%, 04/01/2019	1,325	1,408
Consol Energy
8.000%, 04/01/2017	650	685
Continental Resources
4.500%, 04/15/2023	500	507
Crestwood Midstream Partners
7.750%, 04/01/2019	3,825	4,150
6.125%, 03/01/2022 (A)	1,145	1,174
6.000%, 12/15/2020	3,280	3,378
Crosstex Energy
8.875%, 02/15/2018	1,000	1,051
7.125%, 06/01/2022	520	591
Denbury Resources
8.250%, 02/15/2020	465	512
4.625%, 07/15/2023	515	465
Dresser-Rand Group
6.500%, 05/01/2021	1,850	1,970
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,496
Eagle Rock Energy Partners
8.375%, 06/01/2019	5,755	6,273
El Paso
7.750%, 01/15/2032	320	325
7.250%, 06/01/2018	310	354
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,636
Energy Transfer Equity
5.875%, 01/15/2024	2,865	2,836
Energy XXI Gulf Coast
7.500%, 12/15/2021 (A)	3,365	3,508
EP Energy
9.375%, 05/01/2020	1,050	1,211
7.750%, 09/01/2022	735	823
6.875%, 05/01/2019	895	963

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EV Energy Partners
8.000%, 04/15/2019	$1,310	$1,317
Exterran Holdings
7.250%, 12/01/2018	3,650	3,855
Exterran Partners
6.000%, 04/01/2021 (A)	1,940	1,925
Foresight Energy
7.875%, 08/15/2021 (A)	1,385	1,423
Forest Oil
7.500%, 09/15/2020	7,615	7,615
7.250%, 06/15/2019	26	25
Genesis Energy
5.750%, 02/15/2021	1,585	1,603
Gibson Energy
6.750%, 07/15/2021 (A)	3,100	3,278
Halcon Resources
9.750%, 07/15/2020 (A)	918	956
9.250%, 02/15/2022 (A)	265	270
8.875%, 05/15/2021	11,527	11,642
Hercules Offshore
8.750%, 07/15/2021 (A)	355	396
7.500%, 10/01/2021 (A)	675	716
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,825
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	388
James River Coal
7.875%, 04/01/2019	385	104
Key Energy Services
6.750%, 03/01/2021	1,515	1,553
Kinder Morgan
5.000%, 02/15/2021 (A)	891	878
Kodiak Oil & Gas
8.125%, 12/01/2019	995	1,104
5.500%, 01/15/2021	15	15
5.500%, 02/01/2022	110	109
Laredo Petroleum
9.500%, 02/15/2019	1,646	1,839
7.375%, 05/01/2022	765	830
Legacy Reserves
8.000%, 12/01/2020 (A)	2,040	2,122
6.625%, 12/01/2021 (A)	1,125	1,088
Linn Energy
8.625%, 04/15/2020	285	308
7.750%, 02/01/2021	1,820	1,925
7.000%, 11/01/2019 (A)	3,890	3,929
MarkWest Energy Partners
6.500%, 08/15/2021	310	333
5.500%, 02/15/2023	730	735
MEG Energy
7.000%, 03/31/2024 (A)	565	572
6.500%, 03/15/2021 (A)	616	648
6.375%, 01/30/2023 (A)	4,275	4,302
Memorial Production Partners
7.625%, 05/01/2021	445	457
7.625%, 05/01/2021 (A)	4,755	4,886
Midstates Petroleum
10.750%, 10/01/2020	5,168	5,620
9.250%, 06/01/2021	2,415	2,524
Milagro Oil & Gas
10.500%, 05/15/2016 (E)	1,700	1,275

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Millennium Offshore Services Superholdings
9.500%, 02/15/2018 (A)	$925	$962
Murray Energy
8.625%, 06/15/2021 (A)	2,150	2,225
Newfield Exploration
6.875%, 02/01/2020	625	670
NGL Energy Partners
6.875%, 10/15/2021 (A)	1,600	1,640
Niska Gas Storage US
8.875%, 03/15/2018	2,920	3,037
Northern Oil and Gas
8.000%, 06/01/2020	1,695	1,776
NuStar Logistics
6.750%, 02/01/2021	1,000	1,032
Oasis Petroleum
6.875%, 03/15/2022 (A)	2,045	2,168
Ocean Rig UDW
9.500%, 04/27/2016 (A)	2,600	2,759
Offshore Group Investments
7.125%, 04/01/2023	660	673
Pacific Drilling
5.375%, 06/01/2020 (A)	900	905
Parker Drilling
9.125%, 04/01/2018	1,720	1,823
7.500%, 08/01/2020 (A)	3,710	3,896
PDC Energy
7.750%, 10/15/2022	2,415	2,608
Peabody Energy
6.250%, 11/15/2021	2,485	2,510
6.000%, 11/15/2018	380	405
Penn Virginia Resource Partners
8.375%, 06/01/2020	2,348	2,589
8.250%, 04/15/2018	377	400
6.500%, 05/15/2021 (A)	2,100	2,174
Pioneer Drilling
9.875%, 03/15/2018	915	970
QR Energy
9.250%, 08/01/2020	665	688
Range Resources
5.000%, 08/15/2022	1,500	1,474
5.000%, 03/15/2023	3,945	3,856
Regency Energy Partners
5.500%, 04/15/2023	510	497
4.500%, 11/01/2023	300	273
RKI Exploration & Production
8.500%, 08/01/2021 (A)	480	505
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	1,975	1,827
5.625%, 04/15/2020 (A)	1,625	1,442
Rosetta Resources
5.875%, 06/01/2022	1,050	1,042
Sabine Pass Liquefaction
6.250%, 03/15/2022 (A)	2,455	2,437
5.625%, 02/01/2021 (A)	3,665	3,583
5.625%, 04/15/2023 (A)	5,665	5,297
Samson Investment
10.250%, 02/15/2020 (A)	1,390	1,515
SandRidge Energy
8.125%, 10/15/2022	2,289	2,426
7.500%, 03/15/2021	3,481	3,646
7.500%, 02/15/2023	6,340	6,435

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sea Trucks Group
9.000%, 03/26/2018 (A)	$1,225	$1,176
SESI LLC
7.125%, 12/15/2021	1,400	1,561
Summit Midstream Holdings
7.500%, 07/01/2021 (A)	1,175	1,228
Tesoro Logistics
6.125%, 10/15/2021	585	603
5.875%, 10/01/2020	650	665
5.875%, 10/01/2020 (A)	330	337
Trinidad Drilling
7.875%, 01/15/2019 (A)	250	266
Tullow Oil
6.000%, 11/01/2020 (A)	555	563
Ultra Petroleum
5.750%, 12/15/2018 (A)	2,680	2,754
Unit
6.625%, 05/15/2021	1,300	1,372
Vanguard Natural Resources
7.875%, 04/01/2020	700	735
Western Refining
6.250%, 04/01/2021	250	252
Whiting Petroleum
5.750%, 03/15/2021	1,650	1,708

		228,800

Financials — 6.6%
Ally Financial
8.000%, 11/01/2031	1,230	1,471
7.500%, 09/15/2020	1,475	1,718
6.250%, 12/01/2017	3,000	3,345
5.500%, 02/15/2017	845	915
4.750%, 09/10/2018	1,750	1,831
2.926%, 07/18/2016 (H)	445	455
2.750%, 01/30/2017	1,800	1,807
American Equity Investment Life Holding
6.625%, 07/15/2021	1,400	1,463
American International Group
8.175%, 05/15/2058 (H)	1,290	1,561
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,170	2,278
Aviv Healthcare Properties
6.000%, 10/15/2021 (A)	725	738
Bank of America
8.000%, 12/29/2049 (H)	1,675	1,856
Barclays Bank
7.625%, 11/21/2022	1,310	1,395
CEVA Group
11.625%, 10/01/2016 (A)	2,535	2,649
CIT Group
6.625%, 04/01/2018 (A)	250	281
5.500%, 02/15/2019 (A)	2,410	2,585
5.250%, 03/15/2018	1,360	1,458
4.250%, 08/15/2017	615	640
City National Bank
9.000%, 08/12/2019	3,384	3,984
Corrections Corp of America ‡
4.125%, 04/01/2020	945	926
Credit Acceptance
9.125%, 02/01/2017	2,000	2,100
Credit Suisse Group
7.500%, 12/11/2048 (A)	1,410	1,489

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Denali Borrower
5.625%, 10/15/2020 (A)	$1,355	$1,343
E*TRADE Financial
6.375%, 11/15/2019	1,380	1,482
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	950	997
General Motors Financial
4.250%, 05/15/2023 (A)	305	290
3.250%, 05/15/2018 (A)	170	170
2.750%, 05/15/2016 (A)	305	309
Geo Group
5.875%, 01/15/2022 ‡(A)	1,050	1,042
GLP Capital
4.875%, 11/01/2020 (A)	1,743	1,743
HBOS Capital Funding
6.071%, 06/30/2049 (A) (H)	3,095	3,083
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	4,320	4,439
Icahn Enterprises
8.000%, 01/15/2018	3,000	3,120
6.000%, 08/01/2020 (A)	2,850	2,935
Interactive Data
10.250%, 08/01/2018	930	1,024
International Lease Finance
8.750%, 03/15/2017	2,280	2,685
6.250%, 05/15/2019	1,030	1,115
5.875%, 04/01/2019	2,040	2,173
2.193%, 06/15/2016 (H)	730	734
Jefferies Finance
7.375%, 04/01/2020 (A)	765	796
Jefferies LoanCore
6.875%, 06/01/2020 (A)	875	866
JPMorgan Chase
6.000%, 12/29/2049 (H)	1,060	1,014
5.150%, 04/05/2023 (H)	3,015	2,706
Kennedy-Wilson
8.750%, 04/01/2019	3,550	3,896
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,040	1,050
Liberty Mutual Group
7.000%, 03/15/2037 (A) (H)	1,365	1,406
Marlin Water Trust II
6.310%, 07/15/2003 (A) (E)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,380	1,366
MPH Intermediate Holding 2
8.375%, 08/01/2018 (A)	675	702
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,306
Nationstar Mortgage
9.625%, 05/01/2019	4,230	4,759
6.500%, 08/01/2018	2,000	2,035
6.500%, 07/01/2021	4,525	4,310
6.500%, 06/01/2022	1,120	1,050
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,130
Nuveen Investments
9.500%, 10/15/2020 (A)	6,290	6,306
9.125%, 10/15/2017 (A)	2,220	2,220

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Onex USI Acquisition
7.750%, 01/15/2021 (A)	$3,630	$3,712
Opal Acquisition
8.875%, 12/15/2021 (A)	4,655	4,632
Oxford Finance
7.250%, 01/15/2018 (A)	1,025	1,081
PHH
7.375%, 09/01/2019	710	758
6.375%, 08/15/2021	3,475	3,475
PNC Preferred Funding Trust I
1.893%, 03/29/2049 (A) (H)	100	92
PNC Preferred Funding Trust II
1.465%, 03/29/2049 (A) (H)	5,970	5,492
Realogy
7.875%, 02/15/2019 (A)	1,035	1,136
7.625%, 01/15/2020 (A)	530	595
RHP Hotel Properties ‡
5.000%, 04/15/2021	1,318	1,301
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (A)	595	589
4.147%, 02/01/2014 (A) (H)	305	302
TransUnion Holding
9.625%, 06/15/2018	625	672
8.125%, 06/15/2018	813	858
UPCB Finance III
6.625%, 07/01/2020 (A)	650	691
USB Realty
1.391%, 12/29/2049 (A) (H)	5,800	5,336
Wilton Re Finance
5.875%, 03/30/2033 (A) (H)	1,900	1,871
XL Capital
6.500%, 12/31/2049 (H)	2,210	2,174

		138,314

Health Care — 6.4%
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,512
6.125%, 03/15/2021 (A)	1,000	1,025
Accellent
10.000%, 11/01/2017	905	934
8.375%, 02/01/2017	855	895
Alere
6.500%, 06/15/2020	1,025	1,048
Amsurg
5.625%, 11/30/2020	1,795	1,867
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	3,707
Biomet
6.500%, 08/01/2020	4,461	4,684
6.500%, 10/01/2020	3,170	3,265
CHS
8.000%, 11/15/2019	1,075	1,166
7.125%, 07/15/2020	4,305	4,466
DaVita HealthCare Partners
6.625%, 11/01/2020	4,311	4,624
6.375%, 11/01/2018	235	247
5.750%, 08/15/2022	800	810

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DJO Finance
9.875%, 04/15/2018	$2,080	$2,236
8.750%, 03/15/2018	480	527
7.750%, 04/15/2018	2,780	2,829
Forest Laboratories
5.000%, 12/15/2021 (A)	2,215	2,223
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,145	2,317
HCA
7.500%, 02/15/2022	4,910	5,389
6.500%, 02/15/2020	910	1,000
5.875%, 03/15/2022	2,050	2,117
HCA Holdings
7.750%, 05/15/2021	2,485	2,715
6.250%, 02/15/2021	510	534
Health Management Associates
7.375%, 01/15/2020	1,885	2,109
Healthcare Technology Intermediate
7.375%, 09/01/2018 (A)	1,585	1,648
Healthsouth
8.125%, 02/15/2020	680	745
7.750%, 09/15/2022	487	533
Hologic
6.250%, 08/01/2020	3,070	3,239
Immucor
11.125%, 08/15/2019	5,465	6,148
IMS Health
6.000%, 11/01/2020 (A)	785	834
INC Research
11.500%, 07/15/2019 (A)	2,805	3,121
Kindred Healthcare
8.250%, 06/01/2019	3,085	3,286
Kinetic Concepts
12.500%, 11/01/2019	660	742
10.500%, 11/01/2018	2,280	2,622
Lantheus Medical Imaging
9.750%, 05/15/2017	1,385	1,233
LifePoint Hospitals
5.500%, 12/01/2021 (A)	1,440	1,445
MModal
10.750%, 08/15/2020 (A)	1,760	651
Par Pharmaceutical
7.375%, 10/15/2020	2,110	2,181
Physio-Control International
9.875%, 01/15/2019 (A)	333	373
Prestige Brands
5.375%, 12/15/2021 (A)	1,100	1,111
Radiation Therapy Services
9.875%, 04/15/2017	985	862
8.875%, 01/15/2017	610	616
Radnet Management
10.375%, 04/01/2018	975	973
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	3,799	3,894
Symbion
8.000%, 06/15/2016	1,725	1,828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tenet Healthcare
8.125%, 04/01/2022	$6,515	$7,020
8.000%, 08/01/2020	2,160	2,346
6.750%, 02/01/2020	480	492
6.000%, 10/01/2020 (A)	2,170	2,265
4.750%, 06/01/2020	1,125	1,100
4.500%, 04/01/2021	1,000	948
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (A)	6,125	6,324
Truven Health Analytics
10.625%, 06/01/2020	495	560
United Surgical Partners International
9.000%, 04/01/2020	1,350	1,512
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	1,033	1,112
7.000%, 10/01/2020 (A)	1,627	1,753
6.750%, 08/15/2021 (A)	905	959
5.625%, 12/01/2021 (A)	2,255	2,272
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (A)	5,990	6,574
6.750%, 08/15/2018 (A)	2,425	2,664
6.375%, 10/15/2020 (A)	720	759
WellCare Health Plans
5.750%, 11/15/2020	3,785	3,870

		134,861

Industrials — 8.7%
ACCO Brands
6.750%, 04/30/2020	1,750	1,728
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,315	1,394
Actuant
5.625%, 06/15/2022	3,000	3,037
ADT
6.250%, 10/15/2021 (A)	1,675	1,759
3.500%, 07/15/2022	360	313
Air Medical Group Holdings
9.250%, 11/01/2018	3,405	3,677
Aircastle
7.625%, 04/15/2020	970	1,089
6.750%, 04/15/2017	185	206
4.625%, 12/15/2018	460	463
Aleris International
10.000%, 12/15/2016 (E)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (E)	725	—
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	2,375	2,506
8.500%, 10/15/2018 (A)	1,275	1,380
Alion Science & Technology PIK
12.000%, 11/01/2014	2,120	2,163
Alliant Techsystems
5.250%, 10/01/2021 (A)	385	386
Alphabet Holding
7.750%, 11/01/2017 (A)	1,455	1,502
Alphabet Holding PIK
7.750%, 11/01/2017	3,200	3,300

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	$1,340	$1,347
Amsted Industries
8.125%, 03/15/2018 (A)	320	337
APX Group
8.750%, 12/01/2020	3,695	3,769
6.375%, 12/01/2019	1,375	1,396
ArvinMeritor
10.625%, 03/15/2018	255	272
Atkore International
9.875%, 01/01/2018	2,411	2,592
Avis Budget Car Rental
8.250%, 01/15/2019	1,900	2,071
5.500%, 04/01/2023	2,283	2,212
4.875%, 11/15/2017	55	58
BE Aerospace
6.875%, 10/01/2020	840	922
Boart Longyear Management Pty
10.000%, 10/01/2018 (A)	1,063	1,106
7.000%, 04/01/2021 (A)	3,590	2,684
Bombardier
6.125%, 01/15/2023 (A)	1,340	1,330
5.750%, 03/15/2022 (A)	825	819
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,648
Builders FirstSource
7.625%, 06/01/2021 (A)	1,448	1,513
Building Materials Corp of America
7.500%, 03/15/2020 (A)	300	324
6.875%, 08/15/2018 (A)	1,550	1,647
6.750%, 05/01/2021 (A)	620	671
Case New Holland
7.875%, 12/01/2017	390	460
CDW
8.500%, 04/01/2019	1,715	1,895
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	755	829
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	300	346
CEVA Group
8.375%, 12/01/2017 (A)	1,210	1,264
CHC Helicopter
9.375%, 06/01/2021	1,965	2,014
Clean Harbors
5.250%, 08/01/2020	4,095	4,218
CNH Capital
3.625%, 04/15/2018	815	826
Continental Airlines
7.339%, 04/19/2014	108	110
Continental Airlines, Pass-Through Trust, Ser 2009-2, Cl B
9.250%, 05/10/2017	152	169
CPG Merger Sub
8.000%, 10/01/2021 (A)	2,975	3,094
DAE Aviation Holdings
11.250%, 08/01/2015 (A)	1,500	1,504
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl B
7.125%, 10/15/2014	1,800	1,836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DigitalGlobe
5.250%, 02/01/2021 (A)	$1,930	$1,882
Envision Healthcare
8.125%, 06/01/2019	1,291	1,399
Esterline Technologies
7.000%, 08/01/2020	300	324
FGI Operating
7.875%, 05/01/2020	695	744
Gardner Denver
6.875%, 08/15/2021 (A)	385	384
GenCorp
7.125%, 03/15/2021	1,130	1,209
General Cable
6.500%, 10/01/2022 (A)	865	848
Gibraltar Industries
6.250%, 02/01/2021	787	809
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,136
Griffon
7.125%, 04/01/2018	570	604
H&E Equipment Services
7.000%, 09/01/2022	1,705	1,858
HD Supply
11.500%, 07/15/2020	1,465	1,749
11.000%, 04/15/2020	510	604
8.125%, 04/15/2019	1,325	1,476
7.500%, 07/15/2020	2,375	2,559
Hertz
7.500%, 10/15/2018	1,260	1,359
5.875%, 10/15/2020	620	642
Homer City Generation
8.137%, 10/01/2019	2,410	2,542
Intcomex
13.250%, 12/15/2014	4,193	4,072
Interline Brands
7.500%, 11/15/2018	690	731
Interline Brands PIK
10.000%, 11/15/2018	280	306
Iron Mountain
7.750%, 10/01/2019	1,250	1,394
6.000%, 08/15/2023	715	733
Jack Cooper Finance
9.250%, 06/01/2020 (A)	275	296
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	465	501
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	2,339	2,345
Manitowoc
8.500%, 11/01/2020	910	1,033
Marquette Transportation
10.875%, 01/15/2017	1,292	1,363
Masonite International
8.250%, 04/15/2021 (A)	1,200	1,320
Meritor
6.750%, 06/15/2021	1,015	1,035
Michael Baker International
8.250%, 10/15/2018 (A)	1,017	1,042
Milacron
7.750%, 02/15/2021 (A)	1,375	1,444
Mueller Water Products
8.750%, 09/01/2020	468	524
Navistar International
8.250%, 11/01/2021	1,510	1,563

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nielsen Finance
4.500%, 10/01/2020	$2,270	$2,208
Nielsen Luxembourg SARL
5.500%, 10/01/2021 (A)	2,995	3,040
Nortek
8.500%, 04/15/2021	2,940	3,256
Oshkosh
8.500%, 03/01/2020	2,413	2,666
Polymer Group
7.750%, 02/01/2019	945	1,008
7.750%, 02/01/2019	200	213
Polypore International
7.500%, 11/15/2017	530	560
Quality Distribution
9.875%, 11/01/2018	3,600	3,987
RR Donnelley & Sons
7.000%, 02/15/2022	140	150
6.500%, 11/15/2023	36	36
RSC Equipment Rental
8.250%, 02/01/2021	3,169	3,573
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,686
7.500%, 11/30/2016	9,610	10,859
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	500	547
Sensata Technologies
6.500%, 05/15/2019 (A)	4,093	4,389
4.875%, 10/15/2023 (A)	2,600	2,444
ServiceMaster
8.000%, 02/15/2020	1,240	1,265
7.450%, 08/15/2027	145	123
7.250%, 03/01/2038	2,990	2,228
7.100%, 03/01/2018	255	249
7.000%, 08/15/2020	620	615
Swift Services Holdings
10.000%, 11/15/2018	1,325	1,474
syncreon Group
8.625%, 11/01/2021 (A)	1,756	1,817
Tempel Steel
12.000%, 08/15/2016 (A)	860	830
Terex
6.500%, 04/01/2020	615	658
6.000%, 05/15/2021	2,785	2,879
Tervita
8.000%, 11/15/2018 (A)	705	728
Thermadyne Holdings
9.000%, 12/15/2017	1,858	1,988
TRAC Intermodal
11.000%, 08/15/2019	1,745	1,994
TransDigm
7.500%, 07/15/2021	2,100	2,258
5.500%, 10/15/2020	1,600	1,564
Triumph Group
4.875%, 04/01/2021	545	529
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B) (C) (D) (E)	274	71
3.000%, 10/19/2018	431	136
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,500	1,517

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Rentals North America
9.250%, 12/15/2019	$420	$468
8.375%, 09/15/2020	150	167
8.250%, 02/01/2021	250	282
7.625%, 04/15/2022	325	361
7.375%, 05/15/2020	525	582
Watco
6.375%, 04/01/2023 (A)	2,260	2,237
WESCO Distribution
5.375%, 12/15/2021 (A)	155	155
West
8.625%, 10/01/2018	2,755	2,996
Wise Metals Group
8.750%, 12/15/2018 (A)	625	658

		183,467

Information Technology — 7.5%
ACI Worldwide
6.375%, 08/15/2020 (A)	2,740	2,863
Activision Blizzard
6.125%, 09/15/2023 (A)	550	573
5.625%, 09/15/2021 (A)	7,485	7,747
Advanced Micro Devices
7.500%, 08/15/2022	4,480	4,346
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	1,550	1,728
6.750%, 11/15/2020 (A)	1,625	1,688
Amkor Technology
7.375%, 05/01/2018	260	274
6.625%, 06/01/2021	411	426
6.375%, 10/01/2022	2,035	2,091
Anixter
5.625%, 05/01/2019	455	478
Aspect Software
10.625%, 05/15/2017	3,285	3,310
Audatex North America
6.125%, 11/01/2023 (A)	3,955	4,074
6.000%, 06/15/2021 (A)	4,355	4,562
Avaya
7.000%, 04/01/2019 (A)	1,405	1,377
Belden
5.500%, 09/01/2022 (A)	1,135	1,112
Blackboard
7.750%, 11/15/2019 (A)	580	576
BMC Software Finance
8.125%, 07/15/2021 (A)	4,915	5,062
Brocade Communications Systems
4.625%, 01/15/2023 (A)	3,710	3,432
Carlson Wagonlit
6.875%, 06/15/2019 (A)	955	991
CommScope
8.250%, 01/15/2019 (A)	2,151	2,358
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,810	1,882
Eagle Midco
9.000%, 06/15/2018 (A)	1,785	1,861
Epicor Software
8.625%, 05/01/2019	2,780	3,016
Equinix
4.875%, 04/01/2020	2,175	2,164

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Data
12.625%, 01/15/2021	$1,604	$1,883
11.750%, 08/15/2021 (A)	1,235	1,303
11.750%, 08/15/2021 (A)	2,420	2,553
11.250%, 03/31/2016	458	459
11.250%, 01/15/2021 (A)	1,860	2,053
8.875%, 08/15/2020 (A)	1,670	1,847
8.250%, 01/15/2021 (A)	385	410
7.375%, 06/15/2019 (A)	3,745	3,998
6.750%, 11/01/2020 (A)	2,175	2,262
First Data PIK
8.750%, 01/15/2022 (A)	7,375	7,873
Freescale Semiconductor
10.750%, 08/01/2020	130	148
6.000%, 01/15/2022 (A)	705	714
GXS Worldwide
9.750%, 06/15/2015	3,392	3,502
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,629
6.500%, 06/15/2019	690	747
IAC
4.875%, 11/30/2018 (A)	1,200	1,227
4.750%, 12/15/2022	1,955	1,823
iGate
9.000%, 05/01/2016	4,949	5,258
Infor US
11.500%, 07/15/2018	740	853
9.375%, 04/01/2019	4,635	5,214
j2 Global
8.000%, 08/01/2020	1,925	2,079
Magnachip Semiconductor
6.625%, 07/15/2021	725	738
ManTech International
7.250%, 04/15/2018	795	837
NCR
5.000%, 07/15/2022	1,675	1,593
NCR Escrow
6.375%, 12/15/2023 (A)	3,215	3,283
5.875%, 12/15/2021 (A)	1,300	1,323
NeuStar
4.500%, 01/15/2023	1,195	1,079
Nuance Communications
5.375%, 08/15/2020 (A)	2,250	2,199
NXP
5.750%, 02/15/2021 (A)	2,730	2,853
5.750%, 03/15/2023 (A)	435	443
3.750%, 06/01/2018 (A)	265	267
Perstorp Holding
8.750%, 05/15/2017 (A)	1,235	1,328
Sabre
8.500%, 05/15/2019 (A)	4,450	4,940
SPCM
6.000%, 01/15/2022 (A)	3,181	3,356
SSI Investments II
11.125%, 06/01/2018	1,055	1,145
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,200
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,305	2,305
Stream Global Services
11.250%, 10/01/2014	2,980	2,987
SunEdison
7.750%, 04/01/2019	885	949

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SunGard Data Systems
7.625%, 11/15/2020	$220	$240
7.375%, 11/15/2018	740	783
6.625%, 11/01/2019	800	840
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,000	1,135
Travelport
6.364%, 03/01/2016 (A) (H)	101	101
Travelport PIK
13.875%, 03/01/2016 (A)	468	496
VeriSign
4.625%, 05/01/2023	900	860
Viasystems
7.875%, 05/01/2019 (A)	2,185	2,363
WEX
4.750%, 02/01/2023 (A)	2,825	2,599
Zayo Group
10.125%, 07/01/2020	4,090	4,714
8.125%, 01/01/2020	2,180	2,387

		158,169

Materials — 5.9%
AK Steel
7.625%, 05/15/2020	720	718
APERAM
7.750%, 04/01/2018 (A)	990	1,015
7.375%, 04/01/2016 (A)	1,030	1,058
ArcelorMittal
6.125%, 06/01/2018	2,285	2,508
6.000%, 03/01/2021	375	397
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,502	1,607
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	2,260	2,475
7.000%, 11/15/2020 (A)	1,585	1,601
Ashland
4.750%, 08/15/2022	1,340	1,273
Ball
5.000%, 03/15/2022	1,150	1,138
Berry Plastics
9.750%, 01/15/2021	1,325	1,534
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/2017 (A)	345	349
5.625%, 12/15/2016 (A)	2,390	2,438
BOE Intermediate Holding
9.000%, 11/01/2017 (A)	1,050	1,095
BOE Merger PIK
9.500%, 11/01/2017 (A)	1,715	1,822
BWAY Holding
10.000%, 06/15/2018	815	884
Celanese US Holdings
4.625%, 11/15/2022	4,055	3,883
Cemex
7.250%, 01/15/2021 (A)	3,010	3,115
Commercial Metals
4.875%, 05/15/2023	1,225	1,139
Consolidated Container
10.125%, 07/15/2020 (A)	1,285	1,369
Cornerstone Chemical
9.375%, 03/15/2018 (A)	3,335	3,510

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eldorado
6.125%, 12/15/2020 (A)	$1,125	$1,083
Essar Steel Algoma
9.375%, 03/15/2015 (A)	170	161
Ferro
7.875%, 08/15/2018	1,475	1,556
FMG Resources August 2006 Pty
8.250%, 11/01/2019 (A)	1,150	1,291
6.875%, 02/01/2018 (A)	2,045	2,152
6.875%, 04/01/2022 (A)	2,123	2,314
FQM Akubra
8.750%, 06/01/2020 (A)	1,280	1,389
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,142
Headwaters
7.625%, 04/01/2019	725	781
Hecla Mining
6.875%, 05/01/2021 (A)	2,690	2,582
Hexion US Finance
9.000%, 11/15/2020	1,345	1,342
8.875%, 02/01/2018	2,200	2,285
6.625%, 04/15/2020	1,290	1,322
Huntsman International
8.625%, 03/15/2020	435	481
8.625%, 03/15/2021	1,135	1,283
4.875%, 11/15/2020	490	483
IAMGOLD
6.750%, 10/01/2020 (A)	6,220	5,349
Ineos Finance
8.375%, 02/15/2019 (A)	1,180	1,313
7.500%, 05/01/2020 (A)	1,070	1,173
Ineos Group Holdings
6.125%, 08/15/2018 (A)	1,425	1,430
JMC Steel Group
8.250%, 03/15/2018 (A)	1,500	1,515
KGHM International
7.750%, 06/15/2019 (A)	2,690	2,838
LSB Industries
7.750%, 08/01/2019 (A)	1,570	1,648
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	710	589
Mirabela Nickel
8.750%, 04/15/2018 (A) (E)	2,420	605
Mirabela Nickel PIK
3.500%, 03/28/2014 (A)	442	442
Momentive Performance Materials PIK
1.535%, 06/04/2017 (B) (C) (D)	2,344	2,016
New
7.000%, 04/15/2020 (A)	600	616
6.250%, 11/15/2022 (A)	2,290	2,216
Nexeo Solutions
8.375%, 03/01/2018	750	744
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	1,390	1,181
Novelis
8.750%, 12/15/2020	190	211
8.375%, 12/15/2017	1,455	1,553
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,379	1,417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains Exploration & Production
6.875%, 02/15/2023	$800	$892
6.500%, 11/15/2020	1,530	1,690
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,115	1,154
PolyOne
7.375%, 09/15/2020	910	1,006
Pretium Packaging
11.500%, 04/01/2016	1,670	1,783
Rain CII Carbon
8.250%, 01/15/2021 (A)	200	204
8.000%, 12/01/2018 (A)	310	321
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,382	788
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	405	391
Rockwood Specialties Group
4.625%, 10/15/2020	875	894
Ryerson
11.250%, 10/15/2018	2,305	2,443
9.000%, 10/15/2017	1,110	1,177
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (A)	1,365	1,498
7.750%, 07/15/2017 (A)	300	329
6.625%, 04/15/2021 (A)	845	832
Scotts Miracle-Gro
7.250%, 01/15/2018	35	36
6.625%, 12/15/2020	790	851
Sealed Air
8.375%, 09/15/2021 (A)	975	1,107
8.125%, 09/15/2019 (A)	1,650	1,852
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,453
St. Barbara
8.875%, 04/15/2018 (A)	800	658
Tekni-Plex
9.750%, 06/01/2019 (A)	318	361
TPC Group
8.750%, 12/15/2020 (A)	6,610	7,023
Unifrax I
7.500%, 02/15/2019 (A)	600	621
US Coatings Acquisition
7.375%, 05/01/2021 (A)	1,185	1,264
Vulcan Materials
7.500%, 06/15/2021	530	604
7.000%, 06/15/2018	450	512
Walter Energy
9.875%, 12/15/2020 (A)	5,005	4,329
9.500%, 10/15/2019 (A)	1,250	1,319
8.500%, 04/15/2021 (A)	2,745	2,285

		123,108

Telecommunication Services — 5.8%
CenturyLink
6.750%, 12/01/2023	4,210	4,263
5.800%, 03/15/2022	2,345	2,316
5.625%, 04/01/2020	2,080	2,116
Cincinnati Bell
8.750%, 03/15/2018	3,170	3,328
Clearwire Communications
8.250%, 12/01/2040 (A)	1,482	1,704
Cogent Communications Group
8.375%, 02/15/2018 (A)	775	841

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Crown Castle International
5.250%, 01/15/2023	$865	$848
Digicel Group
8.250%, 09/01/2017 (A)	2,714	2,823
8.250%, 09/30/2020 (A)	4,940	5,119
Eileme 2
11.625%, 01/31/2020 (A)	595	713
GCI
8.625%, 11/15/2019	745	792
6.750%, 06/01/2021	525	503
Gray Television
7.500%, 10/01/2020	1,390	1,477
Intelsat Jackson Holdings
7.500%, 04/01/2021	560	617
7.250%, 10/15/2020	2,880	3,150
6.625%, 12/15/2022	830	855
Intelsat Luxembourg
8.125%, 06/01/2023 (A)	4,120	4,419
7.750%, 06/01/2021 (A)	2,140	2,295
Level 3 Communications
8.875%, 06/01/2019	1,025	1,120
Level 3 Financing
9.375%, 04/01/2019	1,800	2,014
8.625%, 07/15/2020	710	795
8.125%, 07/01/2019	845	925
7.000%, 06/01/2020	1,415	1,493
6.125%, 01/15/2021 (A)	1,620	1,636
Lucent Technologies
6.450%, 03/15/2029	450	398
Lynx I
5.375%, 04/15/2021 (A)	1,985	1,985
Lynx II
6.375%, 04/15/2023 (A)	1,565	1,592
MetroPCS Wireless
7.875%, 09/01/2018	265	284
6.250%, 04/01/2021 (A)	1,110	1,152
NII International Telecom SCA
7.875%, 08/15/2019 (A)	325	245
Sable International Finance
8.750%, 02/01/2020 (A)	68	76
7.750%, 02/15/2017 (A)	1,688	1,762
Satelites Mexicanos
9.500%, 05/15/2017	705	758
SBA Telecommunications
8.250%, 08/15/2019	113	121
5.750%, 07/15/2020	135	140
Softbank
4.500%, 04/15/2020 (A)	1,351	1,317
Sprint
7.875%, 09/15/2023 (A)	12,550	13,491
7.250%, 09/15/2021 (A)	1,975	2,121
7.125%, 06/15/2024 (A)	5,460	5,542
Sprint Capital
8.750%, 03/15/2032	5,135	5,507
6.900%, 05/01/2019	4,525	4,944
Sprint Communications
9.000%, 11/15/2018 (A)	2,035	2,452
7.000%, 03/01/2020 (A)	325	362

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

T-Mobile USA
6.836%, 04/28/2023	$1,115	$1,157
6.731%, 04/28/2022	2,860	2,982
6.633%, 04/28/2021	1,050	1,105
6.500%, 01/15/2024	2,330	2,359
6.125%, 01/15/2022	1,805	1,837
tw telecom holdings
6.375%, 09/01/2023 (A)	120	125
5.375%, 10/01/2022 (A)	435	427
5.375%, 10/01/2022	1,665	1,636
UPCB Finance V
7.250%, 11/15/2021 (A)	3,355	3,640
UPCB Finance VI
6.875%, 01/15/2022 (A)	2,512	2,669
Wind Acquisition Finance
11.750%, 07/15/2017 (A)	700	745
7.250%, 02/15/2018 (A)	310	325
7.250%, 02/15/2018 (A)	2,740	2,884
6.500%, 04/30/2020 (A)	1,189	1,266
Windstream
7.750%, 10/15/2020	500	531
7.750%, 10/01/2021 (A)	1,170	1,240
7.750%, 10/01/2021	1,165	1,235
7.500%, 06/01/2022	745	762
7.500%, 04/01/2023	1,220	1,226
6.375%, 08/01/2023	2,845	2,660

		121,222

Utilities — 1.7%
AES
8.000%, 06/01/2020	430	503
7.375%, 07/01/2021	2,965	3,343
4.875%, 05/15/2023	745	697
AES Gener
8.375%, 12/18/2073 (A) (H)	905	943
Calpine
7.875%, 07/31/2020 (A)	1,301	1,425
7.500%, 02/15/2021 (A)	819	894
6.000%, 01/15/2022 (A)	1,683	1,725
5.875%, 01/15/2024 (A)	340	333
Elwood Energy
8.159%, 07/05/2026	676	725
Enel
8.748%, 09/24/2073 (A) (H)	750	815
Energy Future Intermediate Holding
10.000%, 12/01/2020 (A)	3,765	3,991
Ferrellgas
6.500%, 05/01/2021	2,825	2,881
GenOn Energy
9.875%, 10/15/2020	1,285	1,426
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,895
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,113	1,171
NRG Energy
8.250%, 09/01/2020	345	382
7.875%, 05/15/2021	6,560	7,265
7.625%, 01/15/2018	460	524
6.625%, 03/15/2023	1,749	1,762

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Energy
0.000%, 07/15/2004 (E)	$450	$5
Suburban Propane Partners
7.500%, 10/01/2018	1,525	1,636

		35,341

Total Corporate Obligations (Cost $1,525,480) ($ Thousands)		1,563,150

LOAN PARTICIPATIONS — 10.3%
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	553	556
Active Network, 1st Lien Term Loan
5.500%, 11/06/2020	300	301
Affinion Group Holdings
6.750%, 10/08/2016	1,000	984
Air Medical Group Holdings, Term Loan, 1st Lien
7.625%, 05/21/2018	2,810	2,754
Akorn, 1st Lien Term Loan B (J)
0.000%, 11/13/2020	800	804
Alcatel Lucent, Term Loan
5.750%, 01/29/2019	1,494	1,499
Alinta, 1st Lien Term Loan
6.375%, 08/13/2019	2,553	2,556
Alinta, Delayed Term Loan Unfunded
0.000%, 08/13/2018 (K)	167	—
Allegion U.S. Holding, 1st Lien Term Loan
3.000%, 09/27/2020	455	456
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,750
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	884	885
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,496	1,499
Arctic Glacier Income Fund, Term Loan
6.000%, 05/10/2019	1,096	1,096
Aspect Software
7.000%, 05/07/2016	1,138	1,140
Associated Partners, 1st Lien Term Loan
6.666%, 12/21/2015 (C)	2,250	2,256
Associated Partners, Term Loan
6.674%, 12/21/2015 (C)	2,250	2,256
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	727	749
8.500%, 10/26/2017	4,743	4,886
Asurion, Term Loan
11.000%, 09/02/2019	1,600	1,646
Atlas Energy, Term Loan B
6.500%, 07/31/2019	700	716
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	843	854

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Azure Midstream, 1st Lien Term Loan B
6.500%, 11/12/2018	$470	$472
Bally Technologies, 1st Lien Term Loan B
4.250%, 11/25/2020	2,348	2,364
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	375	383
BJ’s Wholesale Club
8.500%, 03/31/2020	1,460	1,487
BMC Software
5.000%, 08/07/2020	682	685
Bowie Resources, 1st Lien Term Loan
6.750%, 08/16/2020	2,080	2,085
Brickman Group Holdings, Term Loan, 1st Lien (J)
0.000%, 12/18/2020	1,500	1,506
Brickman Group Holdings, Term Loan, 2nd Lien (J)
0.000%, 12/17/2021	803	820
Carestream Health, 1st Lien Term Loan
5.000%, 06/07/2019	2,190	2,216
Carestream Health, 2nd Lien Term Loan
9.500%, 12/05/2019	2,075	2,111
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	400	406
Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/2017 (E)	160	124
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	682	688
Ceridian, 1st Lien Term Loan B
4.415%, 05/09/2017	998	1,001
City Center Holdings, 1st Lien Term Loan B
5.000%, 10/09/2020	1,705	1,728
CKX, Term Loan B
9.000%, 06/21/2017	421	379
Clear Channel Communications, 1st Lien Term Loan B
3.819%, 01/29/2016	2,060	1,993
Clear Channel Communications, 1st Lien Term Loan D
6.919%, 01/22/2019	4,164	3,971
Cleveland Unlimited, Incremental Term Loan B
0.000%, 01/25/2016 (C) (J)	228	228
Cleveland Unlimited, Term Loan
15.000%, 07/25/2016 (C)	562	562
Cleveland Unlimited, Term Loan A
15.000%, 01/25/2016 (C)	418	417
Cleveland Unlimited, Term Loan B
15.000%, 01/25/2016 (C)	93	93

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

15.000%, 07/25/2016 (C)	$187	$187
Cleveland Unlimited, Term Loan C
15.000%, 07/25/2016 (C)	92	92
Community Health Systems, Bridge Loan
0.000%, 07/30/2014	761	761
Community Health Systems, Unfunded Bridge Loan
0.000%, 07/30/2014 (K)	2,500	—
Community Health Systems, Unsecured Bridge Loan (J)
0.000%, 07/30/2014	819	819
Compass Investors, Term Loan, 1st Lien
4.250%, 12/14/2019	700	702
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	400	386
CPM Holdings
10.250%, 03/01/2018	900	907
Crestwood Holdings, 1st Lien Term Loan B
7.000%, 05/24/2019	1,492	1,530
CSM Bakery Supplies, 1st Lien Term Loan
4.750%, 05/22/2020	1,387	1,388
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,196
Cumulus Media, 1st Lien
4.250%, 12/18/2020	750	754
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,499	1,508
Darlin International, Unfunded and Unsecured Bridge Loan (K)
0.000%, 04/01/2014	2,200	—
Dex Media West LLC
8.000%, 10/24/2014	1,761	1,373
Digital Insight, 1st Lien
4.750%, 08/01/2019	900	900
Digital Insight, 2nd Lien
8.750%, 08/01/2019	490	500
Doncasters, Term Loan, 2nd Lien
9.500%, 10/09/2020	350	354
Endurance International, 1st Lien
5.000%, 11/09/2019	1,699	1,706
EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	400	406
Fender Musical Instruments, Terml Loan, 1st Lien
5.750%, 04/03/2019	358	363
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (C)	600	594
First Advantage, Term Loan B
6.250%, 02/13/2019	498	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Foresight Energy, 1st Lien Term Loan B
5.500%, 08/21/2020	$2,000	$2,018
Fortescue Medals Group
4.250%, 06/30/2019	2,270	2,298
Foxwoods, 1st Lien Term Loan B
9.375%, 06/30/2020	3,551	3,335
Gardner Denver, Term Loan, 1st Lien
4.250%, 07/30/2020	725	725
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	560	567
Gentiva Health Services, 1st Lien Term Loan
6.500%, 10/16/2019	1,470	1,453
Getty Images, 1st Lien Term Loan B Cov-Lite
4.750%, 10/03/2019	948	883
Global Aviation Holdings
10.000%, 07/13/2017 (C) (E)	1,869	—
3.000%, 02/13/2018 (C) (E)	605	—
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 06/03/2019	1,000	998
GOGO LLC
11.250%, 06/21/2017	906	978
Gray Television, Term Loan B
4.750%, 10/11/2019	1,016	1,020
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/01/2021	900	905
Gymboree, 1st Lien Term Loan Cov-Lite
5.000%, 02/23/2018	340	317
Harrah’s Entertainment, Extended Term Loan B-6
5.488%, 01/28/2018	737	703
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	713	716
Hilton Hotels, Term Loan B, Cov-Lite 1st Lien
4.000%, 09/23/2020	2,785	2,806
3.750%, 09/23/2020	1,015	1,022
Hostess Brands
6.750%, 04/09/2020	1,360	1,408
Hub International, 1st Lien Term Loan B
4.750%, 09/17/2020	2,000	2,023
Hudson’s Bay, Term Loan, 2nd Lien
8.250%, 10/08/2021	655	676
Ineos Holdings Limited
4.000%, 04/27/2018	1,400	1,404
Infor US, 1st Lien Term Loan B
0.000%, 06/03/2020 (J)	1,400	1,397
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	700	719
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,343	1,359

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intrawest, 1st Lien Term Loan
5.500%, 11/26/2020	$2,000	$2,018
ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	2,150	2,189
JC Penney, Term Loan B, 1st Lien
6.000%, 05/21/2018	1,047	1,023
KIK Custom Products, 1st Lien
5.500%, 04/29/2019	130	128
KIK Custom Products, 2nd Lien
9.500%, 10/29/2019	195	196
Knight Capital, 1st Lien Term Loan B
5.750%, 11/30/2017	132	132
LANDesk Software, 1st Lien Term Loan
5.250%, 08/09/2019	698	701
Laureate Education, 1st Lien Term Loan (J)
0.000%, 06/18/2015	700	703
Lawson Software, Term Loan B2
5.250%, 04/05/2018	459	460
Learning Care Group, Term Loan
6.000%, 05/08/2019	299	300
Light Tower Fiber LLC
8.000%, 04/12/2021	350	352
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	2,500	2,506
Marine District Finance, 1st Lien
6.750%, 08/15/2018	1,445	1,450
Medical Card
12.000%, 09/17/2015	1,323	1,296
3.000%, 09/17/2015	23	23
MedQuist, Term Loan B
7.750%, 08/15/2019	4,797	4,089
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	536	498
Metroflag, 2nd Lien
14.000%, 01/06/2009 (E)	300	—
MISYS PLC, 2nd Lien
12.000%, 06/12/2019	1,250	1,433
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,188	1,195
Mohegan Tribal Gaming Authority
5.500%, 11/19/2019	1,332	1,351
Moxie Liberty, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,810
NANA Development, Term Loan
8.000%, 03/15/2018	565	571
National Financial Partners, 1st Lien Term Loan B
5.250%, 07/01/2020	1,797	1,814
Navistar International
5.750%, 08/17/2017	2,163	2,192

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Neiman Marcus Group, 1st Lien Term Loan
5.000%, 10/25/2020	$3,901	$3,946
Nelson Education Limited, Term Loan B1
2.748%, 07/05/2014	933	692
Nextel Systems
6.000%, 11/13/2018 (C)	1,150	1,124
Nuveen Investments, 2nd Lien Term Loan B
6.500%, 02/28/2019	1,705	1,685
Obsidian Natural Gas Trust
7.000%, 11/02/2015	988	998
Ocean Rig UDW, Term Loan, Lien 1
6.000%, 02/02/2021	700	714
Ocwen Financial
5.000%, 02/15/2018	418	422
One Call Medical, Term Loan, Lien 1 (J)
0.000%, 11/20/2020	2,272	2,270
One Call Medical, Term Loan, Lien 2 (J)
0.000%, 11/21/2021	1,246	1,254
Open Link Financial, Term Loan
7.750%, 10/30/2017	983	984
Otter Products, Term Loan, Lien 1
5.250%, 04/29/2019	285	284
Oxbow Carbon & Minerals, 2nd Lien Cov
8.000%, 01/19/2020	1,250	1,271
P2 Energy Solutions, 1st Lien Cov-Lite
5.000%, 10/30/2020	710	713
Pacific Drilling, 1st Lien Term Loan
4.500%, 05/18/2018	1,990	2,011
Panda Sherman Power, Term Loan
9.000%, 09/14/2018	1,650	1,691
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	1,960	2,009
Panolam Industries International
7.250%, 08/23/2017	747	715
Patheon, Term Loan B
7.250%, 12/06/2018	716	721
Patheon, Unsecured Bridge Loan (J)
0.000%, 12/11/2014	1,545	1,545
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	599	602
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	3,880	3,725
Polymer Group, Term Loan, 1st Lien
0.085%, 12/13/2019	565	567

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Quikrete Holdings, 2nd Lien Term Loan
7.000%, 03/26/2021	$140	$143
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	573	587
Raven Power, 1st Lien Term Loan B
0.000%, 12/18/2020	1,100	1,097
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,612
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	1,858	1,890
Rite Aid, Term Loan, 2nd Lien
5.750%, 07/07/2020	727	744
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	1,500	1,511
Sabre Holdings
5.250%, 02/15/2019	1,915	1,928
Salix Pharmaceuticals, Term Loan, 1st Lien
0.000%, 12/17/2019 (J)	649	655
Samson Investment, 2nd Lien Term Loan
6.000%, 09/19/2018	700	702
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	2,200	2,212
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	1,393	1,421
Smart & Final, Term Loan
4.500%, 11/15/2019	848	846
Sophos Public
6.500%, 05/10/2019	1,403	1,403
Standard Aero, Term Loan B2
6.250%, 10/19/2018	679	684
State Class Tankers, 1st Lien Term Loan B
6.750%, 06/20/2020	835	841
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/13/2019	240	242
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/2020	420	434
Supervalu, 1st Lien Term Loan B
5.000%, 03/21/2019	5,025	5,068
Sutherland Global, 1st Lien
7.250%, 03/06/2019	336	335
Sutherland SGS
7.250%, 03/06/2019	152	151
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,260	2,247
Targus Group International, Term Loan B
12.000%, 05/24/2016	375	308
Texas Competitive Electric Holdings, Extending Term Loan
4.739%, 10/10/2017	478	330

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.668%, 10/10/2017	$1,182	$816
3.739%, 10/10/2014	6,549	4,628
3.668%, 10/10/2014	277	196
Texas Competitive Electric Holdings, Term Loan
3.739%, 10/10/2014	3,431	2,425
The Telex Group, 1st Lien Term Loan B
5.250%, 09/22/2017	98	99
Toys R Us-Delaware
6.000%, 08/21/2019	2,860	2,748
Travelport
5.500%, 06/21/2018	167	165
Travelport, 1st Lien (K)
0.000%, 06/21/2018	833	—
Travelport, 2nd Lien
8.375%, 12/01/2016	1,102	1,121
Travelport, 2nd Lien Term Loan 1
9.500%, 01/31/2016	538	555
Travelport, Term Loan
6.250%, 06/26/2019	1,985	2,033
Tribune Company
4.000%, 11/20/2020	3,285	3,264
True Religion Apparel, Term Loan
5.875%, 07/30/2019	1,500	1,422
TSAM Delaware, 1st Lien
8.250%, 09/12/2019 (C)	1,000	990
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	798	816
Vertafore
9.750%, 10/27/2017	560	568
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/2020	2,000	2,015
Walter Investment Management, 1st Lien Term Loan
4.750%, 12/11/2020	1,020	1,021
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	1,498	1,419
WTG Holdings III
0.000%, 12/11/2020 (J)	1,500	1,505
Zayo Group LLC, Term Loan B
4.000%, 07/02/2019	900	900

Total Loan Participations (Cost $218,751) ($ Thousands)		217,485

COLLATERALIZED DEBT OBLIGATIONS — 9.0%

Financials — 1.5%
Battalion CLO
0.000% ‡‡	1,647	1,647
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,303	2,125
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	4,991

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2006-1A, Cl A1LA
0.542%, 08/01/2021 (A) (H)	$1,944	$1,886
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.742%, 08/01/2021 (A) (H)	21,379	20,096

		30,745

Other Asset-Backed Securities — 7.5%
Benefit Street Partners CLO, Ser 2013-IIIA
0.000%, 01/20/2026	2,528	2,451
Bristol Bay Funding, Ser 2004-1A, Cl B
1.992%, 02/01/2016 (A) (H)	3,700	3,589
Claris III
0.542%, 08/04/2021	6,969	6,481
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	17,510
Figueroa CLO, Ser 2013-2
0.000%, 12/15/2025	2,930	2,930
Grayson CLO, Ser 2006-1A, Cl B
0.942%, 11/01/2021 (A) (H)	5,563	4,826
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	2,457	2,285
Great Lakes CLO, Ser 2012-1A, Cl E
5.743%, 01/15/2023 (A) (H)	2,811	2,642
ICE EM CLO, Ser 2007-1A, Cl A3
1.246%, 08/15/2022 (A) (H)	2,438	2,212
ICE EM CLO, Ser 2007-1A, Cl A2
0.996%, 08/15/2022 (A) (H)	6,665	6,132
Ivy Hill Middle Market Credit Fund, Cl 7A
0.523%, 10/20/2025	3,198	3,032
KKR CLO Trust, Ser 2012-1A, Cl C
4.743%, 12/15/2024 (A) (H)	2,941	2,955
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,471	2,273
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	447	282
Neuberger Berman CLO XIV, Ser 2013-14A
0.000%, 04/28/2025 (A)	2,991	2,602
Neuberger Berman CLO XVI
0.000%,	2,800	2,800
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/2023 (A)	3,580	2,739

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newstar Trust, Ser 2007-1A, Cl A1
0.479%, 09/30/2022 (A) (H)	$6,401	$6,203
NXT Capital CLO, Ser 2012-1A, Cl E
7.742%, 07/20/2022 (A) (H)	2,417	2,417
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,615	2,269
Red River CLO, Ser 2006-1A, Cl C
0.962%, 07/27/2018 (A) (H)	5,456	5,020
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.492%, 08/01/2024 (A) (H)	69,016	63,495
Valhalla CLO, Ser 2004-1A, Cl A2
1.042%, 08/01/2016 (A) (H)	1,908	1,827
Valhalla CLO, Ser 2004-1A, Cl B
1.642%, 08/01/2016 (A) (H)	1,648	1,516
Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	2,693	2,464
Venture XIV CLO, Ser 2013-14A, Cl SFN
0.000%, 08/25/2025 (A)	105	1
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/25/2025 (A)	2,743	2,578
Venture XVI CLO
0.000% ‡‡	2,475	2,475

		158,006

Total Collateralized Debt Obligations (Cost $172,099) ($ Thousands)		188,751

PREFERRED STOCK — 1.3%
Ally Financial, 7.00% (A) (H)	33,745	13,665
Aspen Insurance Holdings, 5.950% (H)	86,000	1,950
Ceva Holdings, 0.00% * (C)	1,214	1,171
Chesapeake Energy, 5.750% (A)	1,321	1,531
Citigroup, 6.880% (H)	175,550	4,449
Dana Holding, 0.000% (A)	5,478	904
Intelsat, 5.750%	12,700	743
Regions Financial, 6.380%	131,800	2,919
SandRidge Energy, 7.000%	8,700	862

Total Preferred Stock (Cost $26,065) ($ Thousands)		28,194

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/2047	$190	$141
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,055	1,519
New Jersey, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/2041	7,710	5,427
4.750%, 06/01/2034	4,235	3,000

Total Municipal Bonds (Cost $10,066) ($ Thousands)		10,087

CONVERTIBLE BONDS — 0.2%
Equinix CV to 11.8599
4.750%, 06/15/2016	268	585
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,102	2,415
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,672	1,045
Mirant CV to 14.7167
0.000%, 06/15/2021 (E)	2,200	—
Salix Pharmaceuticals CV to 15.1947
1.500%, 03/15/2019	550	820

Total Convertible Bonds (Cost $4,791) ($ Thousands)		4,865

COMMON STOCK — 0.2%
Aventine Renewable Energy Holdings *	1,411	14
Ceva Holdings * (C)	561	533
Core-Mark Holding, Cl A	740	56
Dana Holding	67,046	1,315
Delta Air Lines, Cl A	2,256	62
Global Aviation Holdings, Cl A *	97,655	—
HMH Holdings Delaware * (C)	70,144	1,190
LyondellBasell Industries, Cl A	21	2
Neenah Enterprises *	17,244	112
United Continental Holdings *	35	1
VSS AHC, Cl A * (B) (C) (D)	27,106	163

Total Common Stock (Cost $4,692) ($ Thousands)		3,448

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

WARRANTS — 0.0%	Number Of Warrants
Alion Science & Technology, Expires 03/15/17* (B)	1,790	$—
CUI Acquisition * ‡‡‡ (C)	1	90
CUI Acquisition * ‡‡‡ (C)	47,444	480
Medical Card Systems * ‡‡‡	14,662	—

Total Warrants (Cost $4,033) ($ Thousands)		570

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.717%, 03/15/2019 (H)	$1,117	492

Total Asset-Backed Security (Cost $794) ($ Thousands)		492

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.070% ** † (I)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	83,384,662	83,385

Total Cash Equivalent (Cost $83,385) ($ Thousands)		83,385

Total Investments — 99.9% (Cost $2,050,162) ($ Thousands) ††		$2,100,433

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

A list of the outstanding centrally cleared swap agreements held by the Fund at December 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.21	BUY	5.00	12/20/18	16,840	$(697)

For the period ended December 31, 2013, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,102,572 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Maturity date is unavailable.

‡‡‡	Expiration date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Securities considered illiquid. The total value of such securities as of December 31, 2013 was $2,251 ($ Thousands) and represented 0.11% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $14,514 ($ Thousands) and represented 0.69% of Net Assets.

(D)	Securities considered restricted. The total value of such securities as of December 31, 2013 was $2,251 ($ Thousands) and represented 0.11% of Net Assets.

(E)	Security in default on interest payments.

(F)	This security or a partial position of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $6 ($ Thousands).

(G)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2013. The coupon on a step bond changes on a specified date.

(H)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(I)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2013 was $6 ($ Thousands).

(J)	Unsettled bank loan. Interest rate not available

(K)	Unfunded bank loan. Interest rate not available

††	At December 31, 2013, the tax basis cost of the Fund’s investments was $2,050,162 ($ Thousands), and the unrealized appreciation and depreciation were $89,488 ($ Thousands) and $(39,217) ($ Thousands), respectively.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

A summary of restricted securities held by the Fund as of December 31, 2013, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
Momentive Performance Materials PIK	2,344	12/07/10	12/07/10	2,089	2,016	0.10
United Air Lines	274	10/30/06	10/30/06	195	71	0.00
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	163	0.00

				$2,769	$2,173	0.10%

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2013

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,560,441	$2,709	$1,563,150
Loan Participations	—	198,250	19,235	217,485
Collateralized Debt Obligations	—	—	188,751	188,751
Preferred Stock	1,441	25,582	1,171	28,194
Convertible Bonds	—	4,863	2	4,865
Common Stock	1,450	1,190	808	3,448
Warrants	—	—	570	570
Asset-Backed Security	—	492	—	492
Municipal Bonds	—	10,087	—	10,087
Affiliated Partnership	—	6	—	6
Cash Equivalent	83,385	—	—	83,385

Total Investments in Securities	$86,276	$1,800,911	$213,246	$2,100,433

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally cleared swaps
Credit Default Swaps*
Unrealized Depreciation	$—	$(697)	$—	$(697)

Total Other Financial Instruments	$—	$(697)	$—	$(697)

(1)	Of the $213,246 ($ Thousands) in Level 3 securities as of December 31, 2013, $13,765 or 6.45% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Preferred Stock	Convertible Bonds	Common Stock	Warrants
Beginning balance as of October 1, 2013	$2,110	$20,725	$189,596	$1,001	$2	$738	$570
Accrued discounts/premiums	46	3	327	—	—	—	—
Realized gain/(loss)	2	14	6,283	—	—	—	—
Change in unrealized appreciation/(depreciation)	(8)	4	(3,287)	170	—	70	—
Purchases	564	6,721	23,393	—	—	—	—
Sales	(5)	(6,748)	(27,561)	—	—	—	—
Transfer into Level 3	—	6,928	—	—	—	—	—
Transfer out of Level 3	—	(8,412)	—	—	—	—	—

Ending balance as of December 31, 2013	$2,709	$19,235	$188,751	$1,171	$2	$808	$570

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(8)	$8	$460	$—	$—	$—	$—

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.1%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$13,353	$15,020
2.500%, 07/15/2016	18,001	19,751
2.375%, 01/15/2017	15,587	17,153
2.000%, 01/15/2016	18,393	19,601
1.875%, 07/15/2015	18,770	19,784
1.625%, 01/15/2015 to 01/15/2018	35,491	37,360
1.375%, 07/15/2018	14,138	15,323
0.500%, 04/15/2015	21,055	21,517
0.125%, 04/15/2016 to 04/15/2018	125,361	128,443

Total U.S. Treasury Obligations (Cost $295,398) ($ Thousands)		293,952

Total Investments — 99.1% (Cost $295,398) ($ Thousands)†		$293,952

Percentages are based on a Net Assets of $296,644 ($ Thousands).

†	At December 31, 2013, the tax basis cost of the Fund’s investments was $295,398 ($ Thousands), and the unrealized appreciation and depreciation were $1,605 ($ Thousands) and $(3,051) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$293,952	$—	$293,952

Total Investments in Securities	$—	$293,952	$—	$293,952

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 85.0%
Avenue Credit Strategies, Cl I	2,401,844	$27,333
Blackrock Global Long/Short Credit Fund, Cl I	2,988,034	32,301
Diamond Hill Long/Short Fund, Cl Y	984,431	22,169
Driehaus Active Income Fund, Cl I	4,412,863	47,527
Driehaus Select Credit Fund	2,443,179	24,847
Eaton Vance Global Macro Absolute Return Fund, Cl I	2,135,404	20,116
FPA Crescent Fund, Cl R	846,738	27,908
Gabelli ABC Fund, Cl AAA	2,520,212	25,807
Gabelli Enterprise Mergers, Cl Y	513,983	6,897
MainStay Marketfield Fund, Cl I	1,536,079	28,448
Merger Fund, Cl I	3,217,274	51,412
Robeco Boston Partners Long/Short Research Fund, Cl I	2,808,258	40,523
Wasatch Long/Short Fund, Cl R	1,700,739	27,586

Total Registered Investment Companies (Cost $370,951) ($ Thousands)		382,874

COMMON STOCK — 8.0%

Consumer Discretionary — 1.1%
Dunkin’ Brands Group	3,630	175
Fox Factory Holding *	10,320	182
General Motors *	6,340	259
Hilton Worldwide Holdings *	23,990	534
Home Depot	8,490	699
HomeAway *	6,910	282
Lennar, Cl A	4,440	176
Lithia Motors, Cl A	2,510	174
Macy’s	4,160	222
Michael Kors Holdings *	2,180	177
Qunar Cayman Islands ADR *	3,280	87
Ralph Lauren, Cl A	1,900	336
Tiffany	2,420	225
Vitamin Shoppe *	17,420	906
Walt Disney	7,060	539

		4,973

Consumer Staples — 0.2%
Anheuser-Busch InBev ADR	2,060	219
Colgate-Palmolive	2,940	192
Hershey	2,720	265
Monster Beverage *	3,410	231
Prestige Brands Holdings, Cl A *	2,470	88
Rite Aid *	19,780	10’0

		1,095

Energy — 0.4%
Cabot Oil & Gas	7,440	288
Concho Resources *	2,150	232
EOG Resources	2,160	363
Gulfport Energy *	5,640	356
Halliburton	3,500	178
PetroChina ADR	2,440	268

		1,685

Financials — 0.6%
Affiliated Managers Group *	2,320	503
Allstate	3,170	173
Aon	3,110	261

Description	Shares	Market Value ($ Thousands)

Concentradora Fibra Hotelera Mexicana †	108,340	$173
Discover Financial Services	6,470	362
East West Bancorp	13,760	481
Hersha Hospitality Trust, Cl A †	30,200	168
IntercontinentalExchange Group	1,210	272
Safeguard Scientifics *	10,680	215

		2,608

Health Care — 3.3%
Aegerion Pharmaceuticals, Cl A *	4,070	289
Agios Pharmaceuticals *	2,660	64
Akorn *	6,590	162
Alexion Pharmaceuticals *	3,340	444
Align Technology *	3,090	177
Alkermes *	5,580	227
Allergan	2,100	233
AstraZeneca ADR	6,330	376
Basilea Pharmaceuticals *	1,510	179
Bayer	1,321	186
Biogen Idec *	1,110	311
BioMarin Pharmaceuticals *	1,210	85
Bristol-Myers Squibb	16,610	883
Cardinal Health	2,900	194
Catamaran *	7,460	354
Cepheid *	2,240	105
Cerner *	5,470	305
Cooper, Cl A	2,850	353
Covidien	9,390	640
Cubist Pharmaceuticals *	6,670	459
Cyberonics *	1,760	115
Depomed *	28,730	304
Discovery Laboratories *	16,390	37
Dynavax Technologies *	29,270	57
Enanta Pharmaceuticals *	1,150	31
Express Scripts Holding *	7,720	542
Furiex Pharmaceuticals *	4,190	176
Gilead Sciences *	8,050	605
Horizon Pharma *	18,640	142
Idera Pharmaceuticals *	18,510	86
Impax Laboratories *	13,310	334
Ironwood Pharmaceuticals, Cl A *	7,770	90
Johnson & Johnson	2,850	261
Keryx Biopharmaceuticals *	8,910	115
Lannett *	11,670	386
MacroGenics *	660	18
McKesson	5,700	920
Natus Medical *	3,930	88
Neurocrine Biosciences *	20,020	187
NPS Pharmaceuticals *	6,000	182
NxStage Medical *	5,580	56
Parexel International *	14,700	664
Perrigo	1,700	261
Puma Biotechnology *	1,120	116
Receptos *	6,580	191
Rigel Pharmaceuticals *	16,790	48
Roche Holding ADR	13,360	938
Salix Pharmaceuticals *	1,040	94
Stryker	4,890	367
Swedish Orphan Biovitrum *	17,040	177
Targacept *	7,090	29
Team Health Holdings *	5,570	254

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Teleflex	2,720	$255
Theravance, Cl A *	2,970	106
Universal Health Services, Cl B	3,150	256
Zoetis, Cl A	13,690	448

		14,962

Industrials — 0.8%
Ametek	3,442	181
CAI International *	14,800	349
Canadian Pacific Railway	2,880	436
Eaton	6,930	528
Honeywell International	2,340	214
Kirby *	2,300	228
Louis XIII Holdings	84,630	85
Precision Castparts	1,560	420
Proto Labs *	2,370	169
Rockwell Automation	2,830	334
Towers Watson, Cl A	2,890	369
Union Pacific	2,470	415

		3,728

Information Technology — 1.5%
Adobe Systems *	2,950	177
Alliance Data Systems *	680	179
Apple	900	505
Avago Technologies, Cl A	3,770	199
Cavium *	4,890	169
EMC	8,770	220
Facebook, Cl A *	13,240	724
Google, Cl A *	435	487
Intel	13,660	355
NetSuite *	3,170	327
NXP Semiconductor *	10,780	495
Red Hat *	2,350	132
Riverbed Technology *	10,890	197
Salesforce.com *	8,800	486
ServiceNow *	6,370	357
Skyworks Solutions *	3,620	103
Take-Two Interactive Software, Cl A *	8,780	152
TE Connectivity	3,240	178
Visa, Cl A	2,810	626
VMware, Cl A *	5,040	452

		6,520

Materials — 0.1%
International Flavors & Fragrances	2,940	252
Louisiana-Pacific *	20,520	380

		632

Total Common Stock (Cost $32,920) ($ Thousands)		36,203

CASH EQUIVALENT — 8.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%** ††	38,613,560	38,614

Total Cash Equivalent (Cost $38,614) ($ Thousands)		38,614

Total Investments — 101.6% (Cost $442,485) ($ Thousands) ‡		$457,691

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT — (4.1)%

Consumer Discretionary — (0.6)%
Autoliv	(1,910)	$(175)
Autozone *	(360)	(172)
Bed Bath & Beyond *	(2,100)	(169)
Buckle	(2,010)	(106)
Carnival	(2,630)	(106)
Coach	(3,880)	(218)
Ctrip.com International ADR *	(1,740)	(86)
Darden Restaurants	(3,240)	(176)
Ford Motor	(8,500)	(131)
Lowe’s	(2,740)	(136)
Mattel	(3,580)	(170)
Scientific Games, Cl A *	(7,760)	(132)
Target, Cl A	(2,350)	(149)
Twenty-First Century Fox, Cl A	(9,840)	(346)
Under Armour, Cl A *	(2,260)	(197)
zulily, Cl A *	(2,590)	(107)

		(2,576)

Consumer Staples — (0.3)%
Clorox	(5,150)	(478)
ConAgra Foods	(4,100)	(138)
Costco Wholesale	(1,480)	(176)
McCormick	(2,550)	(176)
Procter & Gamble	(2,100)	(171)
Wal-Mart Stores	(2,150)	(169)

		(1,308)

Energy — (0.3)%
China Petroleum & Chemical ADR	(3,440)	(283)
Continental Resources, Cl A *	(1,570)	(176)
Exxon Mobil	(2,520)	(255)
Southwestern Energy, Cl A *	(11,840)	(466)

		(1,180)

Financials — (0.4)%
Arch Capital Group *	(2,900)	(173)
Capital One Financial	(1,790)	(137)
CBRE Group, Cl A *	(5,080)	(134)
Cohen & Steers	(6,370)	(255)
DiamondRock Hospitality †	(14,540)	(168)
First Republic Bank	(5,900)	(309)
Legg Mason	(8,450)	(367)
Mexico Real Estate Management †	(87,220)	(172)

		(1,715)

Health Care — (1.3)%
AbbVie	(6,530)	(345)
Amgen, Cl A	(1,940)	(222)
Arena Pharmaceuticals *	(12,830)	(75)
athenahealth *	(2,600)	(350)
Boston Scientific *	(7,540)	(91)
Celgene, Cl A *	(540)	(91)
Cynosure, Cl A *	(5,340)	(143)
Eisai	(4,560)	(177)
Endologix *	(3,060)	(53)
Fresenius Medical Care & KGaA ADR	(3,200)	(114)

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

GlaxoSmithKline ADR	(3,150)	$(168)
Halozyme Therapeutics *	(4,960)	(74)
HMS Holdings *	(3,290)	(75)
Hologic *	(5,880)	(131)
Idexx Laboratories *	(1,710)	(182)
LifePoint Hospitals *	(5,890)	(311)
Mazor Robotics ADR *	(3,580)	(70)
Medtronic	(4,530)	(260)
Merck	(3,570)	(179)
Merck KGaA	(1,020)	(183)
Neogen, Cl B *	(1,140)	(52)
Novartis ADR	(2,780)	(223)
Organovo Holdings *	(3,940)	(44)
Pfizer	(20,450)	(626)
Quest Diagnostics	(1,310)	(70)
Sirona Dental Systems, Cl A *	(10,960)	(769)
UnitedHealth Group	(1,210)	(91)
Vocera Communications *	(3,150)	(49)
WellPoint	(5,000)	(462)

		(5,680)

Industrials — (0.6)%
Boeing	(950)	(130)
C.H. Robinson Worldwide	(2,300)	(134)
CSX	(6,460)	(186)
Deere	(5,770)	(527)
Emerson Electric	(2,570)	(180)
Fastenal, Cl A	(2,790)	(132)
Kansas City Southern	(2,780)	(344)
Manitowoc	(5,660)	(132)
Nordson	(2,260)	(168)
Stericycle, Cl A *	(1,520)	(177)
TAL International Group	(6,010)	(345)
Werner Enterprises	(7,090)	(175)

		(2,630)

Information Technology — (0.7)%
Accenture, Cl A	(2,060)	(169)
Citrix Systems *	(2,620)	(166)
Factset Research Systems	(1,200)	(130)
Informatica *	(3,230)	(134)
Infosys ADR	(3,170)	(179)
Linear Technology	(2,890)	(132)
OpenTable *	(2,200)	(175)
Oracle, Cl B	(5,160)	(197)
Power Integrations	(1,630)	(91)
SanDisk	(5,580)	(394)
Symantec, Cl A	(16,340)	(385)
Tech Data *	(2,620)	(135)
Texas Instruments	(7,050)	(310)
Textura *	(3,660)	(110)
Twitter *	(1,370)	(87)
VeriFone Holdings *	(8,910)	(239)
Western Union	(18,230)	(314)

		(3,347)

Materials — 0.0%
Albemarle	(2,080)	(132)

Total Common Stock Sold Short (Proceeds $(17,945)) ($Thousands)		(18,568)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.0)%
Consumer Staples Select Sector SPDR Fund	(4,720)	$(203)
CurrencyShares Euro Trust	(1,900)	(258)
iShares NASDAQ Biotechnology Index Fund	(4,340)	(985)
Market Vectors Biotech ETF	(5,330)	(472)
Market Vectors Pharmaceutical ETF	(10,800)	(574)
SPDR Health Care Select ETF	(7,940)	(440)
SPDR S&P 500 ETF Trust	(7,180)	(1,326)

		(4,258)

Total Exchange Traded Funds Sold Short (Proceeds $(3,773)) ($ Thousands)		(4,258)

Total Securities Sold Short (Proceeds $(21,718)) ($ Thousands) ‡‡		$(22,826)

Percentages are based on Net Assets of $450,283 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $442,485 ($ Thousands), and the unrealized appreciation and depreciation were $16,826 ($ Thousands) and ($1,620) ($ Thousands), respectively.

‡‡	At December 31, 2013, the tax basis proceeds of the Fund’s securities sold short was $21,718 ($ Thousands), and the unrealized appreciation and depreciation were $60 ($ Thousands) and ($1,168) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments and securities sold short carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$382,874	$—	—	$382,874
Common Stock	36,203	—	—	36,203
Cash Equivalent	38,614	—	—	38,614

Total Investments in Securities	$457,691	$—	$—	$457,691

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(18,568)	$—	$—	$(18,568)
Exchange Traded Funds	(4,258)	—	—	(4,258)

Total Securities Sold Short	$(22,826)	$—	$—	$(22,826)

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been round to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 12.9%

Sovereign Debt — 12.9%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 4/15/2018 to 04/15/2018	EUR	13,583	$19,453
Canada Government
2.375%, 09/10/2014		1,250	1,269
0.875%, 02/14/2017		1,200	1,200
Chile Government International Bond
3.875%, 08/05/2020		250	260
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020 to 04/15/2020	EUR	10,376	15,806
1.500%, 04/15/2016	EUR	1,501	2,156
0.100%, 04/15/2023	EUR	27,074	36,388
Development Bank of Japan
5.125%, 02/01/2017		200	224
Export Development Canada
2.250%, 05/28/2015		250	257
1.500%, 05/15/2014		500	502
0.750%, 12/15/2017		750	734
0.500%, 09/15/2015		1,250	1,253
France Government Bond
1.100%, 07/25/2022	EUR	1,159	1,670
France Government Bond OAT
2.250%, 07/25/2020	EUR	536	837
1.800%, 07/25/2040	EUR	1,320	2,054
1.600%, 07/25/2015	EUR	494	706
1.300%, 07/25/2019	EUR	15,424	22,832
1.100%, 07/25/2022	EUR	3,896	5,614
0.250%, 07/25/2018 to 07/25/2024	EUR	8,051	11,106
French Treasury Note
2.350%, 09/15/2035	EUR	602	752
2.100%, 07/25/2023	EUR	2,491	3,885
1.850%, 07/25/2027	EUR	393	602
0.450%, 07/25/2016	EUR	397	565
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	648	880
2.350%, 09/15/2019	EUR	1,352	1,902
2.150%, 09/15/2014	EUR	694	968
2.100%, 09/15/2016	EUR	278	394
Province of British Columbia
2.000%, 10/23/2022		750	673
Province of Ontario Canada
2.450%, 06/29/2022		250	231
0.950%, 05/26/2015		250	252
Svensk Exportkredit
5.125%, 3/1/2017		150	169
United Kingdom GILT Inflation Linked
2.500%, 04/16/2020	GBP	1,147	2,256
2.000%, 01/26/2035	GBP	622	1,419
1.875%, 11/22/2022	GBP	17,515	34,527

Description	Face Amount (1) (Thousands) /Shares		Market Value ($ Thousands)

1.250%, 11/22/2027 to 11/22/2055	GBP	3,071	$6,495
1.125%, 11/22/2037	GBP	466	953
0.625%, 03/22/2040 to 11/22/2042	GBP	1,246	2,360
0.375%, 03/22/2062	GBP	313	599
0.125%, 03/22/2024 to 03/22/2044	GBP	5,871	9,797

Total Sovereign Debt (Cost $190,446) ($ Thousands)			194,000

FOREIGN COMMON STOCK — 3.3%

Australia — 0.2%
AGL Energy		13,899	187
ALS		4,596	36
APA Group		20,222	109
Asciano		5,498	28
ASX		950	31
Aurizon Holdings		9,275	41
BHP Billiton		1,444	49
Brambles		3,731	31
Caltex Australia		5,379	97
CFS Retail Property Trust Group †		17,960	31
Coca-Cola Amatil		6,171	66
Cochlear		1,697	89
Computershare		25,553	260
Crown		4,311	65
CSL		2,169	134
Echo Entertainment Group		14,750	32
Harvey Norman Holdings		22,915	65
Insurance Australia Group		7,664	40
Metcash, Cl A		17,072	48
Origin Energy		6,909	87
Qantas Airways *		27,446	27
Ramsay Health Care		3,903	151
Santos		7,343	96
Sonic Healthcare		6,780	101
SP AusNet, Cl Miscellaneous		122,879	137
Tabcorp Holdings		16,759	54
Tatts Group		26,867	75
Telstra, Cl B		40,064	188
Toll Holdings		6,200	31
Transurban Group		5,588	34
Treasury Wine Estates		13,243	57
Wesfarmers		1,475	58
Westfield Group †		3,250	30
Westfield Retail Trust †		8,300	22
Woodside Petroleum		2,705	94
Woolworths		3,001	91
WorleyParsons		6,000	89

			2,861

Austria — 0.0%
Andritz		1,380	87
Erste Group Bank		1,116	39
OMV		2,820	135
Telekom Austria		21,023	159
Verbund		2,185	47
Vienna Insurance Group Wiener Versicherung Gruppe		974	49
Voestalpine		1,556	75

			591

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Belgium — 0.1%
Ageas	983	$42
Anheuser-Busch InBev	1,099	117
Belgacom	7,806	231
Colruyt	2,862	160
Delhaize Group	1,344	80
KBC Groep *	675	38
Solvay	545	86
Telenet Group Holding *	2,272	136
UCB, Cl A	3,467	259
Umicore	2,024	95

		1,244

Canada — 0.3%
Agnico Eagle Mines	1,067	28
Alimentation Couche Tard, Cl B	1,403	105
Atco, Cl I	3,268	143
Bank of Montreal	535	36
Bank of Nova Scotia, Cl C	668	42
Barrick Gold	1,727	31
BCE	3,420	148
Bell Aliant	4,261	107
Blackberry *	20,617	153
Bombardier, Cl B	2,867	12
CAE	5,499	70
Cameco	1,287	27
Canadian National Railway	1,068	61
Canadian Pacific Railway	510	77
Canadian Tire, Cl A	691	65
Canadian Utilities, Cl A	4,940	166
Catamaran *	3,742	178
CGI Group, Cl A *	5,895	197
CI Financial	1,596	53
Crescent Point Energy, Cl F	1,225	48
Dollarama	1,042	86
Empire, Cl A	1,369	94
Encana	2,274	41
Enerplus	2,352	43
Finning International	1,508	39
First Quantum Minerals (Canada)	3,335	60
Fortis, Cl Common Subscription Receipt	5,621	161
Franco-Nevada	1,000	41
George Weston	1,379	101
Gildan Activewear	1,192	64
H&R †	636	13
Husky Energy	1,708	54
Imperial Oil	528	23
Intact Financial, Cl Common Subscription Receipt	860	56
Loblaw	1,424	57
Magna International, Cl A	748	61
Metro, Cl A	831	51
National Bank of Canada	509	42
Open Text	2,266	208
Pengrowth Energy	7,109	44
Potash Corp of Saskatchewan	2,157	71
RioCan, Cl Trust Unit †	1,451	34
Rogers Communications, Cl B	1,908	86
Saputo	1,119	51
Shaw Communications, Cl B	4,071	99
Shoppers Drug Mart, Cl B	995	54

Description	Shares	Market Value ($ Thousands)

Silver Wheaton, Cl H	353	$7
SNC-Lavalin Group	961	43
Suncor Energy	689	24
Teck Resources, Cl B	2,423	63
TELUS	3,640	126
Thomson Reuters, Cl B	1,875	71
Tim Hortons	1,738	101
Toronto-Dominion Bank	372	35
TransAlta	10,581	134
Turquoise Hill Resources *	6,748	22
Valeant Pharmaceuticals International *	1,731	203
Vermilion Energy	783	46

		4,356

China — 0.0%
Sands China	7,200	59
Yangzijiang Shipbuilding Holdings	63,108	59

		118

Denmark — 0.1%
AP Moeller - Maersk, Cl A	6	62
AP Moeller - Maersk, Cl B	7	76
Carlsberg, Cl B	863	96
Coloplast, Cl B	2,672	177
Danske Bank *	2,438	56
Novo Nordisk, Cl B	704	129
Novozymes, Cl B	3,477	147
TDC	16,097	156
Tryg	1,050	102
William Demant Holding *	1,463	143

		1,144

Finland — 0.1%
Elisa	5,193	138
Fortum	7,714	177
Kone, Cl B	1,544	70
Metso	980	42
Neste Oil	5,640	112
Nokia *	29,461	236
Nokian Renkaat	1,678	81
Orion, Cl B	6,265	176
Pohjola Bank, Cl A	1,100	22
Sampo, Cl A	1,991	98
Stora Enso, Cl R	8,191	82
UPM-Kymmene, Cl V	4,939	84
Wartsila OYJ Abp	1,289	63

		1,381

France — 0.2%
Accor	875	41
Aeroports de Paris, Cl A	373	42
Air Liquide	611	87
ArcelorMittal	4,854	87
Arkema	601	70
AtoS	855	78
Bureau Veritas	900	26
Capital Gemini	1,281	87
Carrefour	1,886	75
Casino Guichard Perrachon	507	59
Christian Dior, Cl B	255	48
Cie Generale de Geophysique - Veritas *	4,910	85

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Cie Generale d’Optique Essilor International	1,564	$167
CNP Assurances	1,903	39
Danone	624	45
Dassault Systemes	711	88
Electricite de France	3,371	119
Eutelsat Communications	168	5
Fonciere Des Regions †	434	38
GDF Suez	2,949	69
Groupe Eurotunnel	4,624	49
ICADE †	347	32
Iliad	495	102
Klepierre †	731	34
L’Oreal	335	59
LVMH Moet Hennessy Louis Vuitton	241	44
Orange	9,037	112
Pernod-Ricard	333	38
Remy Cointreau	588	49
Renault	708	57
Sanofi	1,412	150
Schneider Electric	577	50
SCOR	357	13
Suez Environnement	2,291	41
Technip	781	75
Thales, Cl A	738	48
Total	1,483	91
Unibail-Rodamco †	139	36
Valeo	335	37
Veolia Environnement	5,498	90
Vinci	1,013	67
Vivendi	3,157	83
Wendel	279	41

		2,753

Germany — 0.2%
Allianz	347	62
Bayer	703	99
Beiersdorf	629	64
Brenntag	242	45
Celesio	2,792	88
Continental	286	63
Deutsche Bank	542	26
Deutsche Boerse	557	46
Deutsche Lufthansa *	2,426	51
Deutsche Telekom	10,128	174
E.ON	5,099	94
Fraport Frankfurt Airport Services Worldwide	761	57
Fresenius	614	94
Fresenius Medical Care	1,513	108
Hannover Rueckversicherung	619	53
Henkel & KGaA	793	83
Infineon Technologies	9,810	105
LANXESS	600	40
Linde	210	44
MAN	398	49
Merck KGaA	517	93
Metro *	1,246	60
Muenchener Rueckversicherungs	274	61
OSRAM Licht *	641	36
RWE	3,914	144
SAP	1,462	125

Description	Shares	Market Value ($ Thousands)

Siemens	424	$58
Suedzucker	2,511	68
Telefonica Deutschland Holding	14,068	116
ThyssenKrupp *	1,832	45
United Internet	4,008	171
Volkswagen	135	37

		2,459

Greece — 0.0%
Coca-Cola HBC	1,128	33

Hong Kong — 0.2%
AIA Group	5,800	29
ASM Pacific Technology	31,100	260
Cathay Pacific Airways	27,000	57
Cheung Kong Infrastructure Holdings	53,438	337
CLP Holdings, Cl B	54,000	427
Galaxy Entertainment Group *	9,000	81
Genting Singapore	45,000	53
HKT Trust	111,920	110
Hong Kong & China Gas	102,200	235
Hopewell Holdings	21,000	71
Hopewell Hong Kong Properties *	660	0
Hutchison Whampoa	5,000	68
Kerry Logistics Network *	6,500	9
Kerry Properties	13,000	45
Li & Fung	78,000	101
Link †	16,500	80
MGM China Holdings	10,400	45
MTR	13,000	49
NWS Holdings	28,000	43
PCCW	560,000	251
Power Assets Holdings	48,602	387
Shangri-La Asia	16,000	31
SJM Holdings	12,000	40
Swire Pacific, Cl A	4,000	47
Yue Yuen Industrial Holdings	13,000	43

		2,899

Ireland — 0.1%
Accenture, Cl A	975	80
Actavis *	632	106
Allegion *	217	10
Bank of Ireland *	212,075	74
Covidien	1,548	105
CRH	4,534	114
Eaton	755	57
Ingersoll-Rand	651	40
Kerry Group, Cl A	3,404	237
Perrigo	1,406	216
Ryanair Holdings ADR *	1,980	93
Seagate Technology	1,313	74

		1,206

Israel — 0.1%
Bank Hapoalim	9,043	51
Bank Leumi Le-Israel *	20,570	84
Bezeq The Israeli Telecommunication	87,057	147
Delek Group	450	172
Israel *	261	137
Israel Chemicals	12,621	105
Mizrahi Tefahot Bank	6,105	80

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

NICE Systems	6,805	$279
Teva Pharmaceutical Industries	5,350	214

		1,269

Italy — 0.1%
Assicurazioni Generali	2,134	50
Atlantia	3,095	70
CNH Industrial *	4,168	48
Enel	19,926	87
Enel Green Power	26,232	66
Eni	3,019	73
Finmeccanica *	7,633	58
Luxottica Group	1,251	67
Pirelli & C.	3,530	61
Prysmian	1,992	51
Saipem	2,096	45
Snam Rete Gas	25,202	141
Telecom Italia	224,157	197
Tenaris	2,393	52
Terna Rete Elettrica Nazionale	28,255	142

		1,208

Japan — 0.6%
ABC-Mart, Cl H	1,300	57
Acom *	7,800	26
Aeon, Cl H	4,800	65
Air Water	2,000	27
Ajinomoto	6,000	87
Alfresa Holdings	1,300	65
ANA Holdings	20,000	40
Asahi Group Holdings	1,900	53
Asahi Kasei	4,000	31
Astellas Pharma	1,000	59
Bank of Yokohama	4,000	22
Benesse, Cl A	1,200	48
Bridgestone	800	30
Calbee	1,900	46
Central Japan Railway	400	47
Chiba Bank, Cl B	3,000	20
Chubu Electric Power *	7,600	98
Chugai Pharmaceutical	2,500	55
Chugoku Bank	4,000	51
Chugoku Electric Power	8,300	129
Coca-Cola West	2,500	53
Daicel	3,000	25
Daiichi Sankyo	3,000	55
Dainippon Sumitomo Pharma	2,300	36
Daito Trust Construction	200	19
Daiwa House Industry	1,000	19
Daiwa Securities Group	5,000	50
East Japan Railway	400	32
Eisai	1,000	39
Electric Power Development	4,200	122
FamilyMart, Cl H	2,300	105
FUJIFILM Holdings	400	11
Fukuoka Financial Group	5,000	22
Hachijuni Bank	5,000	29
Hakuhodo DY Holdings	4,900	38
Hankyu Hanshin Holdings	7,000	38
Hirose Electric	200	29
Hisamitsu Pharmaceutical	1,000	51
Hitachi Chemical	839	13
Hitachi Metals	2,000	28
Hokkaido Electric Power *	6,700	77

Description	Shares	Market Value ($ Thousands)

Hokuriku Electric Power	5,900	$80
Idemitsu Kosan	4,800	109
Inpex	5,200	67
Isetan Mitsukoshi Holdings	3,300	47
Itochu Techno-Solutions	2,300	93
Iyo Bank	6,000	59
J Front Retailing	3,000	23
Japan Petroleum Exploration	1,400	53
Japan Prime Realty Investment, Cl A †	6	19
Japan Real Estate Investment †	6	32
Japan Retail Fund Investment, Cl A †	11	23
Japan Tobacco	1,200	39
Joyo Bank	8,000	41
JX Holdings	16,000	82
Kamigumi	3,000	27
Kaneka	4,000	26
Kansai Electric Power *	6,200	71
Kansai Paint	3,000	44
Kao	1,500	47
KDDI	2,400	148
Keikyu	7,000	58
Keio	4,000	27
Keyence	100	43
Kikkoman	2,000	38
Kinden	3,000	32
Kintetsu	15,000	53
Kirin Holdings	3,000	43
Konami	456	10
Kuraray	2,000	24
Kyocera	400	20
Kyowa Hakko Kirin	3,000	33
Kyushu Electric Power *	5,100	65
Lawson	1,400	105
LIXIL Group	800	22
M3 *	39	98
Maruichi Steel Tube	1,300	33
McDonald’s Holdings Japan	3,500	89
Medipal Holdings	3,200	42
MEIJI Holdings	1,500	96
Miraca Holdings	1,800	85
Mitsubishi Chemical Holdings, Cl B	5,000	23
Mitsubishi Motors *	4,200	45
Mitsubishi Tanabe Pharma	3,800	53
Mitsui Chemicals	9,000	22
Murata Manufacturing	500	44
NEC	12,000	27
Nintendo	200	27
Nippon Building Fund †	4	23
Nippon Electric Glass	4,000	21
Nippon Express	5,000	24
Nippon Meat Packers	3,000	52
Nippon Steel & Sumitomo Metal	9,555	32
Nippon Telegraph & Telephone	3,700	199
Nishi-Nippon City Bank	8,000	21
Nisshin Seifun Group	7,650	79
Nissin Food Products	1,900	80
Nitori Holdings	800	76
Nomura Research Institute	1,800	57

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

NTT Data	800	$30
NTT DOCOMO	14,300	234
Odakyu Electric Railway	3,000	27
Oji Holdings	10,000	51
Ono Pharmaceutical	1,000	88
Oracle Japan	1,300	48
Oriental Land	700	101
Osaka Gas	40,000	157
Otsuka	400	51
Otsuka Holdings	1,800	52
Resona Holdings	7,800	40
Rinnai	700	54
Rohm	800	39
Sankyo	1,100	51
Santen Pharmaceutical	1,400	65
Sekisui Chemical	3,000	37
Seven & I Holdings	1,400	56
Seven Bank	11,800	46
Shikoku Electric Power *	6,500	98
Shimadzu	4,000	35
Shimamura	500	47
Shimizu	6,000	30
Shin-Etsu Chemical, Cl A	400	23
Shiseido	5,200	84
Showa Denko	23,000	33
Showa Shell Sekiyu	10,700	109
SoftBank	1,300	114
Sumitomo	1,400	18
Suntory Beverage & Food	1,400	45
Suruga Bank	2,000	36
Suzuken	1,900	61
Sysmex	1,000	59
Taiyo Nippon Sanso	4,000	29
Takeda Pharmaceutical	900	41
Teijin	10,000	22
Terumo	400	19
Tobu Railway	7,000	34
Toho	1,600	35
Toho Gas	52,063	254
Tohoku Electric Power *	6,400	72
Tokyo Electric Power *	8,200	41
Tokyo Gas	31,000	153
Tokyu	4,000	26
TonenGeneral Sekiyu	37,000	340
Toray Industries	4,000	28
TOTO	2,000	32
Toyo Seikan Group Holdings	1,900	41
Toyo Suisan Kaisha	2,000	60
Toyota Industries	700	32
Toyota Motor	500	31
Tsumura	1,600	43
Ube Industries	17,000	36
Unicharm	1,500	86
USS	2,700	37
West Japan Railway	700	30
Yahoo Japan	12,400	69
Yakult Honsha	1,000	51
Yamaguchi Financial Group	3,000	28
Yamato Holdings	1,400	28
Yamato Kogyo	600	19
Yamazaki Baking	10,000	103

		8,837

Description	Shares	Market Value ($ Thousands)

Netherlands — 0.1%
Aegon	4,287	$40
Akzo Nobel	1,034	81
ASML Holding NV	1,653	155
Corio †	1,083	49
Delta Lloyd	2,203	55
Fugro	1,579	94
Gemalto	1,917	211
Heineken	867	59
ING Groep *	2,732	38
Koninklijke Ahold	4,613	83
Koninklijke DSM	1,235	97
Koninklijke Vopak	2,252	132
LyondellBasell Industries, Cl A	1,757	141
OCI *	1,040	47
QIAGEN *	3,735	87
Randstad Holding	769	50
Reed Elsevier	7,150	152
Royal KPN *	48,403	156
STMicroelectronics	7,564	61
TNT Express NV	3,349	31
Unilever	2,163	87
Wolters Kluwer	4,314	123
Ziggo NV	2,791	128

		2,157

New Zealand — 0.1%
Auckland International Airport	55,944	163
Contact Energy	61,510	260
Fletcher Building	22,187	155
Sky City Entertainment Group	14,448	44
Telecom Corp of New Zealand	99,640	189

		811

Norway — 0.0%
Aker Solutions	3,228	58
DNB, Cl A	4,057	73
Gjensidige Forsikring	3,894	74
Norsk Hydro	19,704	88
Orkla	10,965	85
Seadrill	1,310	53
Statoil	2,091	51
Subsea 7	2,038	39
Telenor	4,097	98
Yara International	2,094	90

		709

Panama — 0.0%
Carnival	1,100	44

Portugal — 0.0%
Banco Espirito Santo *	50,830	73
EDP—Energias de Portugal	46,145	170
Galp Energia SGPS	9,755	160
Jeronimo Martins SGPS	5,196	102
Portugal Telecom SGPS	30,665	133

		638

Singapore — 0.1%
CapitaLand	16,000	38
CapitaMalls Asia	23,000	36
DBS Group Holdings	3,000	41
Global Logistic Properties	17,000	39
Golden Agri-Resources	212,000	91
Hutchison Port Holdings, Cl U	59,000	40
Jardine Cycle & Carriage	3,000	85

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Keppel	7,000	$62
Keppel Land	18,000	48
Olam International	72,000	88
Oversea-Chinese Banking	4,000	32
Sembcorp Industries	7,000	30
SembCorp Marine	14,000	49
Singapore Press Holdings	45,000	147
Singapore Telecommunications	48,000	139
StarHub	52,000	177
United Overseas Bank	2,000	34
Wilmar International	25,000	68

		1,244

Spain — 0.1%
Abertis Infraestructuras	3,168	71
Acciona	70	4
Amadeus IT Holding, Cl A	6,898	296
Distribuidora Internacional de Alimentacion	15,138	136
Enagas	2,650	69
Gas Natural SDG	3,251	84
Grifols	4,255	204
Iberdrola	11,015	70
Inditex	917	151
International Consolidated Airlines Group *	7,033	47
Red Electrica, Cl B	1,399	94
Repsol, Cl A	5,486	138
Telefonica	7,193	117
Zardoya Otis	3,490	63

		1,544

Sweden — 0.1%
Atlas Copco, Cl A	1,818	50
Atlas Copco, Cl B	1,891	48
Boliden	8,251	127
Elekta, Cl B	8,720	134
Getinge, Cl B	3,536	121
Hennes & Mauritz, Cl B	1,697	78
Hexagon, Cl B	2,948	93
Husqvarna, Cl B	10,117	61
Industrivarden, Cl C	2,237	43
Investment Kinnevik, Cl B	1,565	72
Lundin Petroleum *	8,304	162
Millicom International Cellular	574	57
Nordea Bank	3,377	46
Ratos, Cl B	4,826	44
Skandinaviska Enskilda Banken, Cl A	2,527	33
Svenska Cellulosa, Cl B	2,836	87
Swedbank, Cl A	2,347	66
Swedish Match	3,223	104
Tele2, Cl B	5,367	61
Telefonaktiebolaget LM Ericsson, Cl B	17,279	211
TeliaSonera	16,045	134
Volvo, Cl B	2,403	32

		1,864

Switzerland — 0.2%
ABB	2,216	58
ACE	744	77
Actelion	953	81
Adecco	787	63

Description	Shares	Market Value ($ Thousands)

Aryzta	892	$69
Baloise Holding	537	68
Barry Callebaut	52	65
Cie Financiere Richemont	680	68
EMS-Chemie Holding	226	81
Givaudan	59	84
Glencore Xstrata	6,137	32
Holcim	803	60
Kuehne & Nagel International	331	44
Lindt & Spruengli	17	126
Lonza Group	1,119	106
Nestle	1,249	92
Novartis	1,376	110
Partners Group Holding	160	43
Pentair	964	75
Roche Holding	431	121
Schindler Holding	307	45
SGS, Cl B	17	39
Sika	28	100
Sonova Holding	687	93
Swatch Group	806	91
Swatch Group, Cl B	139	92
Swiss Life Holding	52	11
Swisscom	463	245
Syngenta	167	67
TE Connectivity	1,250	69
Transocean	2,094	102
Tyco International	2,113	87

		2,564

United Kingdom — 0.3%
Admiral Group	999	22
AMEC	4,533	82
Anglo American	1,410	31
Antofagasta	4,282	58
Aon	1,040	87
ARM Holdings	16,396	299
Associated British Foods	1,929	78
AstraZeneca	2,421	143
BG Group	4,346	93
BHP Billiton	1,565	49
BP	9,694	78
British American Tobacco	862	46
British Sky Broadcasting Group	2,333	33
BT Group, Cl A	22,256	140
Bunzl	1,394	34
Burberry Group	1,376	35
Capita	2,265	39
Centrica	21,436	123
Compass Group	2,787	45
Croda International	1,447	59
Diageo	1,208	40
Ensco, Cl A	1,382	79
G4S	5,689	25
GlaxoSmithKline	5,929	158
IMI	1,799	45
Imperial Tobacco Group	919	36
Inmarsat	11,267	141
InterContinental Hotels Group	1,657	55
Intertek Group	544	28
ITV	11,950	39
J Sainsbury	7,007	43
Johnson Matthey	1,033	56

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Marks & Spencer Group	4,422	$32
National Grid	10,422	136
Next, Cl A	560	50
Noble	2,036	76
Pearson	1,667	37
Petrofac	2,796	57
Reckitt Benckiser Group	1,075	85
Reed Elsevier	3,034	45
Resolution	5,557	32
Rexam	7,235	64
Rio Tinto	635	36
Rowan, Cl A *	2,081	73
Royal Dutch Shell, Cl A	1,470	53
Royal Dutch Shell, Cl B	1,430	54
SABMiller	864	44
Sage Group	42,310	283
Serco Group	3,002	25
Severn Trent	5,554	157
Shire	3,099	147
Smith & Nephew	12,212	174
Smiths Group	1,958	48
SSE	5,959	135
Tesco	5,643	31
Travis Perkins	1,784	55
TUI Travel	8,063	55
Tullow Oil	7,183	102
Unilever	1,003	41
United Utilities Group, Cl B	13,136	146
Vodafone Group	34,449	135
WM Morrison Supermarkets	17,806	77
WPP	2,771	63

		4,867

Total Foreign Common Stock (Cost $40,472) ($ Thousands)		48,801

COMMON STOCK — 3.2%

Consumer Discretionary — 0.3%
Abercrombie & Fitch, Cl A	616	20
Amazon.com, Cl A *	210	84
Autonation *	925	46
Autozone *	115	55
Bed Bath & Beyond *	871	70
Best Buy	530	21
BorgWarner	982	55
Cablevision Systems, Cl A	2,692	48
CarMax *	974	46
Chipotle Mexican Grill, Cl A *	131	70
Coach	821	46
Comcast, Cl A	1,101	57
Darden Restaurants	1,212	66
Delphi Automotive	1,026	61
DIRECTV *	748	52
Discovery Communications, Cl A *	611	55
Dollar General *	504	30
Dollar Tree *	1,222	69
DR Horton	2,237	50
Expedia	660	46
Family Dollar Stores	827	54
Ford Motor	2,814	43
Fossil Group *	286	34
GameStop, Cl A	1,141	56
Gannett	1,572	46

Description	Shares	Market Value ($ Thousands)

Gap	1,346	$53
Garmin	1,579	73
Genuine Parts	563	47
Goodyear Tire & Rubber	1,413	34
Graham Holdings, Cl B	90	60
H&R Block	1,409	41
Harley-Davidson, Cl A	750	52
Harman International Industries, Cl A	580	48
Hasbro	950	52
Home Depot	660	54
International Game Technology	1,882	34
Johnson Controls	1,192	61
Kohl’s	1,084	62
L Brands	1,100	68
Leggett & Platt	1,194	37
Lennar, Cl A	590	23
Lowe’s	1,189	59
Macy’s	680	36
Marriott International, Cl A	1,390	69
Mattel	979	47
McDonald’s	711	69
NetFlix *	63	23
Newell Rubbermaid, Cl B	1,797	58
News *	3,347	60
Nike, Cl B	721	57
Nordstrom	882	55
Omnicom Group	1,019	76
O’Reilly Automotive *	451	58
priceline.com *	63	73
PulteGroup	1,493	31
Ralph Lauren, Cl A	318	56
Ross Stores	730	55
Scripps Networks Interactive, Cl A	899	78
Staples	3,156	50
Starbucks	728	57
Target, Cl A	839	53
Tiffany	538	50
Time Warner	1,132	79
Time Warner Cable, Cl A	381	52
TJX	1,183	75
TripAdvisor *	637	53
Twenty-First Century Fox, Cl A	1,390	49
Urban Outfitters *	1,312	49
VF	892	56
Viacom, Cl B	751	66
Walt Disney	583	45
Whirlpool	206	32
Wyndham Worldwide	519	38
Wynn Resorts	287	56
Yum! Brands	892	67

		3,966

Consumer Staples — 0.4%
Altria Group	3,188	122
Archer-Daniels-Midland	1,851	80
Avon Products	5,745	99
Beam	1,964	134
Brown-Forman, Cl B	1,540	116
Campbell Soup	4,159	180
Clorox	2,249	209
Coca-Cola	3,925	162

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Coca-Cola Enterprises	3,533	$156
Colgate-Palmolive	2,381	155
ConAgra Foods	4,444	150
Constellation Brands, Cl A *	1,604	113
Costco Wholesale	969	115
CVS Caremark	2,373	170
Dr Pepper Snapple Group	3,659	178
Estee Lauder, Cl A	2,003	151
General Mills, Cl A	3,438	172
Hershey	1,843	179
Hormel Foods	4,156	188
JM Smucker	1,476	153
Kellogg	2,374	145
Kimberly-Clark	1,728	180
Kraft Foods	3,022	163
Kroger	3,477	138
Lorillard	3,205	163
McCormick	2,736	188
Mead Johnson Nutrition, Cl A	1,595	134
Molson Coors Brewing, Cl B	2,464	138
Mondelez International, Cl A	5,619	198
Monster Beverage *	2,798	190
PepsiCo	1,678	139
Philip Morris International	1,529	133
Procter & Gamble	2,259	184
Reynolds American	3,768	188
Safeway	3,655	119
SYSCO, Cl A	5,912	214
Tyson Foods, Cl A	5,020	168
Walgreen	2,355	135
Wal-Mart Stores	1,615	127
Whole Foods Market	2,665	154

		6,180

Energy — 0.2%
Anadarko Petroleum, Cl A	913	72
Apache	962	83
Baker Hughes	1,842	102
Cabot Oil & Gas	2,202	85
Cameron International *	1,419	85
Chesapeake Energy	2,877	78
Chevron	824	103
ConocoPhillips	1,874	132
Consol Energy	2,205	84
Denbury Resources *	4,420	73
Devon Energy	1,312	81
Diamond Offshore Drilling	1,277	73
EOG Resources	554	93
EQT	1,153	104
Exxon Mobil	1,312	133
FMC Technologies *	1,398	73
Halliburton	1,128	57
Helmerich & Payne	1,122	94
Hess	1,139	95
Kinder Morgan	2,406	87
Marathon Oil	2,383	84
Marathon Petroleum	1,088	100
Murphy Oil	1,363	88
Nabors Industries	3,968	67
National Oilwell Varco, Cl A	979	78
Newfield Exploration *	2,882	71
Noble Energy	1,386	94
Occidental Petroleum	1,154	110
Peabody Energy	2,929	57

Description	Shares	Market Value ($ Thousands)

Phillips 66	1,589	$123
Pioneer Natural Resources	370	68
QEP Resources	3,090	95
Range Resources	995	84
Schlumberger, Cl A	1,258	113
Southwestern Energy, Cl A *	2,367	93
Spectra Energy	3,735	133
Tesoro	1,406	82
Valero Energy	1,853	93
Williams	3,163	122
WPX Energy *	4,116	84

		3,626

Financials — 0.3%
Aflac	669	45
Allstate	963	52
American Express	700	63
American International Group	833	43
American Tower, Cl A †	1,028	82
Ameriprise Financial	614	71
Apartment Investment & Management, Cl A †	1,239	32
Assurant	976	65
AvalonBay Communities †	370	44
BB&T	1,475	55
Berkshire Hathaway, Cl B *	465	55
BlackRock	138	44
Boston Properties †	488	49
Capital One Financial	700	54
CBRE Group, Cl A *	1,563	41
Charles Schwab	2,369	62
Chubb	727	70
Cincinnati Financial	1,477	77
Citigroup	379	20
CME Group	580	46
Comerica	1,055	50
Discover Financial Services	1,159	65
Equity Residential †	941	49
Fifth Third Bancorp	1,854	39
Franklin Resources	783	45
Goldman Sachs Group	268	47
Hartford Financial Services Group	1,315	48
HCP †	1,029	37
Health Care †	867	46
Host Hotels & Resorts †	3,192	62
Hudson City Bancorp, Cl A	4,255	40
Huntington Bancshares	5,352	52
IntercontinentalExchange Group	180	40
Invesco	1,179	43
KeyCorp	3,605	48
Kimco Realty †	2,593	51
Legg Mason	1,384	60
Leucadia National	1,306	37
Loews	1,087	52
M&T Bank	449	52
Macerich †	698	41
Marsh & McLennan	1,756	85
McGraw-Hill	1,029	80
Moody’s	673	53
Morgan Stanley	1,399	44
NASDAQ OMX Group, Cl A	1,585	63
Northern Trust	820	51

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

People’s United Financial	3,326	$50
Plum Creek Timber †	1,119	52
PNC Financial Services Group	592	46
Principal Financial Group, Cl A	684	34
Progressive	2,974	81
ProLogis †	1,289	48
Public Storage †	340	51
Regions Financial	2,939	29
Simon Property Group †	325	50
SLM	2,108	55
State Street	770	56
SunTrust Banks	1,338	49
T. Rowe Price Group	572	48
Torchmark, Cl A	643	50
Travelers	849	77
US Bancorp	1,531	62
Ventas †	761	44
Vornado Realty Trust †	658	58
Wells Fargo	1,097	50
Weyerhaeuser †	1,863	59
XL Group, Cl A	1,587	51
Zions Bancorporation	1,284	39

		3,589

Health Care — 0.3%
Abbott Laboratories	3,250	125
AbbVie	1,774	94
Aetna, Cl A	1,342	92
Agilent Technologies	1,375	79
Alexion Pharmaceuticals *	1,062	141
Allergan	1,152	128
AmerisourceBergen	1,216	86
Amgen, Cl A	1,015	116
Baxter International	1,413	98
Becton Dickinson	1,001	111
Biogen Idec *	231	65
Boston Scientific *	6,344	76
Bristol-Myers Squibb	2,520	134
C.R. Bard	1,009	135
Cardinal Health	1,831	122
CareFusion *	1,711	68
Celgene, Cl A *	429	72
Cerner *	2,136	119
Cigna	820	72
DaVita HealthCare Partners *	1,274	81
Dentsply International	1,986	96
Edwards Lifesciences, Cl A *	1,467	97
Eli Lilly	2,348	120
Express Scripts Holding *	1,303	92
Forest Laboratories, Cl A *	2,358	141
Gilead Sciences *	1,324	100
Hospira *	2,090	86
Humana	710	73
Intuitive Surgical *	186	72
Johnson & Johnson	1,072	98
Laboratory Corp of America Holdings *	954	87
Life Technologies *	1,059	80
McKesson	595	96
Medtronic	1,811	104
Merck	2,621	131
Mylan *	2,116	92
Patterson	2,743	113
PerkinElmer	1,796	74

Description	Shares	Market Value ($ Thousands)

Pfizer	3,995	$122
Quest Diagnostics	1,743	93
Regeneron Pharmaceuticals *	331	91
St. Jude Medical	1,964	122
Stryker	1,505	113
Tenet Healthcare *	910	38
Thermo Fisher Scientific	511	57
UnitedHealth Group	1,115	84
Varian Medical Systems *	1,374	107
Vertex Pharmaceuticals *	676	50
Waters *	930	93
WellPoint	1,014	94
Zimmer Holdings	1,217	113
Zoetis, Cl A	1,650	54

		4,997

Industrials — 0.3%
3M	528	74
ADT, Cl A	1,823	74
Boeing	707	97
C.H. Robinson Worldwide	1,277	74
Caterpillar, Cl A	615	56
Cintas	1,538	92
CSX	2,876	83
Cummins	374	53
Danaher, Cl A	910	70
Deere	725	66
Dover	786	76
Dun & Bradstreet	676	83
Emerson Electric	1,127	79
Equifax	1,030	71
Expeditors International of Washington	1,894	84
Fastenal, Cl A	1,456	69
FedEx	91	13
Flowserve	801	63
Fluor	896	72
General Dynamics	849	81
General Electric	2,213	62
Honeywell International	801	73
Illinois Tool Works	945	79
Iron Mountain	2,432	74
Jacobs Engineering Group *	1,059	67
Joy Global	916	54
Kansas City Southern	131	16
L-3 Communications Holdings	643	69
Leidos Holdings *	—	—
Lockheed Martin	290	43
Masco	888	20
Norfolk Southern	909	84
Northrop Grumman	759	87
PACCAR	1,085	64
Pall	857	73
Parker Hannifin, Cl A	653	84
Pitney Bowes	705	17
Precision Castparts	310	84
Quanta Services *	2,414	76
Raytheon	853	77
Republic Services	2,778	92
Robert Half International	1,948	82
Rockwell Automation	815	96
Rockwell Collins	1,049	78
Roper Industries	388	54
Ryder System	976	72

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Snap-on	540	$59
Southwest Airlines, Cl A	4,540	86
Stanley Black & Decker	854	69
Stericycle, Cl A *	907	105
Textron	1,911	70
Union Pacific	428	72
United Parcel Service, Cl B	682	72
United Technologies	672	76
Waste Management	2,460	110
WW Grainger	266	68
Xylem	1,841	64

		3,958

Information Technology — 0.3%
Adobe Systems *	1,333	80
Akamai Technologies *	1,675	79
Altera	2,530	82
Amphenol, Cl A	610	54
Analog Devices	1,415	72
Apple	164	92
Applied Materials	3,455	61
Autodesk, Cl A *	1,679	84
Automatic Data Processing	894	72
Broadcom, Cl A	1,628	48
CA	2,697	91
Cisco Systems	2,297	52
Citrix Systems *	761	48
Cognizant Technology Solutions, Cl A *	730	74
Computer Sciences	1,176	66
Corning, Cl B	3,400	61
eBay *	1,313	72
Electronic Arts *	1,687	39
EMC	2,540	64
F5 Networks, Cl A *	643	58
Fidelity National Information Services, Cl B	1,370	73
First Solar *	548	30
Fiserv, Cl A *	1,220	72
Flir Systems	1,587	48
Google, Cl A *	67	75
Harris	1,195	83
Hewlett-Packard	2,741	77
Intel	2,316	60
International Business Machines	351	66
Intuit	1,158	88
Jabil Circuit	2,109	37
JDS Uniphase *	5,648	73
Juniper Networks *	2,336	53
KLA-Tencor	1,029	66
Lam Research *	616	34
Linear Technology	1,618	74
LSI Logic	7,191	79
MasterCard, Cl A	108	90
Microchip Technology	1,617	72
Micron Technology *	1,195	26
Microsoft	2,162	81
Motorola Solutions	1,017	69
NetApp	1,304	54
Nvidia	2,723	44
Oracle, Cl B	2,124	81
Paychex	2,240	102
Qualcomm	1,313	97

Description	Shares	Market Value ($ Thousands)

Red Hat *	1,136	$64
Salesforce.com *	1,084	60
SanDisk	768	54
Science Applications International	—	—
Symantec, Cl A	2,306	54
Teradata *	1,297	59
Teradyne *	3,211	57
Texas Instruments	1,935	85
Total System Services	2,623	87
VeriSign *	1,285	77
Visa, Cl A	345	77
Western Digital	788	66
Western Union	3,461	60
Xerox	5,181	63
Xilinx	1,139	52
Yahoo! *	1,891	76

		4,144

Materials — 0.2%
Air Products & Chemicals	1,352	151
Airgas	1,173	131
Alcoa	7,387	79
Allegheny Technologies	2,842	101
Avery Dennison	2,568	129
Ball	2,359	122
Bemis	2,664	109
CF Industries Holdings	537	125
Cliffs Natural Resources	2,673	70
Dow Chemical, Cl A	1,634	73
E.I. Du Pont de Nemours	1,080	70
Eastman Chemical	672	54
Ecolab	1,093	114
FMC	1,894	143
Freeport-McMoRan Copper & Gold, Cl B	2,651	100
International Flavors & Fragrances	1,619	139
International Paper	1,802	88
MeadWestvaco	3,031	112
Monsanto	1,214	142
Mosaic	2,520	119
Newmont Mining	6,055	139
Nucor	1,935	103
Owens-Illinois *	3,244	116
PPG Industries	798	152
Praxair	1,132	147
Sealed Air	2,847	97
Sherwin-Williams, Cl A	699	128
Sigma-Aldrich	1,578	148
United States Steel	2,734	81
Vulcan Materials	1,670	99

		3,381

Telecommunication Services — 0.4%
AT&T	36,556	1,285
CenturyTel	32,005	1,020
Crown Castle International	11,990	880
Frontier Communications	192,064	893
Verizon Communications	22,471	1,104
Windstream Holdings	132,799	1,060

		6,242

Utilities — 0.5%
AES	13,993	203

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AGL Resources	4,816	$228
Ameren	6,654	241
American Electric Power	5,065	237
Centerpoint Energy	10,647	247
CMS Energy	8,565	229
Consolidated Edison	4,840	267
Dominion Resources	4,177	270
DTE Energy	3,858	256
Duke Energy	3,256	225
Edison International	6,044	280
Entergy	4,088	259
Exelon	10,072	276
FirstEnergy	9,340	308
Integrys Energy Group	5,110	278
NextEra Energy	2,828	242
NiSource	7,504	247
Northeast Utilities	5,485	232
NRG Energy	7,896	227
Oneok	4,248	264
Pepco Holdings	15,869	303
PG&E	7,874	317
Pinnacle West Capital	4,590	243
PPL	6,977	210
Public Service Enterprise Group	8,298	266
SCANA	4,434	208
Sempra Energy	2,909	261
Southern	8,960	368
TECO Energy	16,524	285
Wisconsin Energy	5,698	236
Xcel Energy	7,505	210

		7,923

Total Common Stock (Cost $39,354) ($ Thousands)		48,006

CORPORATE OBLIGATIONS — 2.3%

Consumer Discretionary — 0.0%
Trustees of Dartmouth College
4.750%, 06/01/2019	$250	278
University of Southern California
5.250%, 10/01/2111	100	105
Yale University MTN
2.900%, 10/15/2014	125	127

		510

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 04/15/2016	300	314

Energy — 0.1%
Chevron
4.950%, 03/03/2019	150	170
Shell International Finance
3.250%, 09/22/2015	250	262
StatoilHydro
2.900%, 10/15/2014	250	255
Total Capital
3.000%, 06/24/2015	250	259
XTO Energy
6.750%, 08/01/2037	300	393

		1,339

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 1.8%
African Development Bank
2.500%, 03/15/2016	$250	$260
1.250%, 09/02/2016	850	860
1.125%, 03/15/2017	200	201
0.875%, 03/15/2018	1,000	973
Andina de Fomento
4.375%, 06/15/2022	250	248
Asian Development Bank
2.750%, 05/21/2014	850	858
2.625%, 02/09/2015	1,000	1,026
1.125%, 03/15/2017	150	151
0.500%, 06/20/2016	1,000	996
Australia & New Zealand Banking Group NY MTN
1.875%, 10/06/2017	250	250
Bank of Montreal MTN
1.400%, 09/11/2017	200	197
Bank of New York Mellon
3.550%, 09/23/2021	200	205
Bank of Nova Scotia
3.400%, 01/22/2015	300	309
1.850%, 01/12/2015	500	508
Berkshire Hathaway Finance
5.400%, 05/15/2018	250	288
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	258
China Development Bank
5.000%, 10/15/2015	250	266
CME Group
5.750%, 02/15/2014	200	201
3.000%, 09/15/2022	100	95
Commonwealth Bank of Australia NY MTN
1.900%, 09/18/2017	150	150
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	250	263
Council of Europe MTN
1.500%, 02/22/2017	850	861
European Bank for Reconstruction & Development
1.625%, 09/03/2015	300	306
1.500%, 03/16/2020	750	711
1.000%, 02/16/2017	600	601
0.750%, 09/01/2017	200	197
European Investment Bank
1.125%, 09/15/2017	850	845
1.000%, 12/15/2017	150	148
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	937
0.625%, 04/18/2016	750	742
HSBC Holdings
5.100%, 04/05/2021	250	278
Inter-American Development Bank
4.500%, 09/15/2014	250	257
3.875%, 09/17/2019	350	381
1.125%, 03/15/2017	300	302

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Bank for Reconstruction & Development
2.375%, 05/26/2015	$250	$257
2.125%, 03/15/2016	300	311
0.875%, 04/17/2017	450	449
0.500%, 04/15/2016	1,000	999
International Finance
2.125%, 11/17/2017	750	770
1.125%, 11/23/2016	750	755
1.000%, 04/24/2017	300	300
KFW
3.500%, 03/10/2014	1,250	1,257
1.000%, 01/12/2015	1,000	1,007
0.875%, 09/05/2017	200	198
Korea Finance
4.625%, 11/16/2021	250	264
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	552
1.375%, 10/23/2019	500	476
0.875%, 09/12/2017	300	296
National Australia Bank Ltd.
1.600%, 08/07/2015	350	355
Nordic Investment Bank MTN
2.625%, 10/06/2014	250	254
1.000%, 03/07/2017	750	751
0.500%, 04/14/2016	750	748
North American Development Bank
2.400%, 10/26/2022	200	177
Oesterreichische Kontrollbank MTN
1.125%, 07/06/2015	150	151
Royal Bank of Canada MTN
1.150%, 03/13/2015	250	252
Svenska Handelsbanken
2.875%, 04/04/2017	200	208
Toronto-Dominion Bank
2.375%, 10/19/2016	250	260
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	152
3.200%, 06/17/2015	100	104
US Bancorp MTN
4.200%, 05/15/2014	500	507
Westpac Banking
4.875%, 11/19/2019	200	222
3.000%, 08/04/2015	250	260

		27,421

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019	75	85
Johnson & Johnson
5.950%, 08/15/2037	300	355
Merck Sharp & Dohme
6.400%, 03/01/2028	50	60
Novartis Securities Investment
5.125%, 02/10/2019	150	170
Sanofi
4.000%, 03/29/2021	150	157

		827

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Industrials — 0.1%
3M MTN
5.700%, 03/15/2037	$150	$173
General Electric Capital
0.850%, 10/09/2015	500	502

		675

Information Technology — 0.2%
Google
3.625%, 05/19/2021	150	156
Microsoft
2.500%, 02/08/2016	350	363
1.625%, 09/25/2015	1,250	1,276
0.875%, 11/15/2017	1,500	1,477

		3,272

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	198

Utilities — 0.0%
Hydro Quebec
2.000%, 06/30/2016	250	257
1.375%, 06/19/2017	150	150
Southern California Gas
5.125%, 11/15/2040	150	161

		568

Total Corporate Obligations (Cost $35,808) ($ Thousands)		35,124

EXCHANGE TRADED FUND — 0.7%
iShares iBoxx Investment Grade Corporate Bond Fund	94,016	10,738

Total Exchange Traded Fund
(Cost $11,050) ($ Thousands)		10,738

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE	342	36

Consumer Staples — 0.0%
Henkel & KGaA	596	69

Total Preferred Stock (Cost $72) ($ Thousands)		105

	Number of Warrants

WARRANTS — 0.0%
Olam International
Expires 12/31/2017 *	4,698	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Turquoise Hill Resources
Expires 01/10/2014 *	6,748	6

Total Rights (Cost $8) ($Thousands)		6

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 36.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††	543,119,064	$543,119

Total Cash Equivalent (Cost $543,119) ($ Thousands)		543,119

U.S. TREASURY OBLIGATIONS — 22.8%
United States Treasury Bills (A)
0.084%, 06/05/2014	$42,750	42,740
0.080%, 05/29/2014	42,750	42,740
0.072%, 04/03/2014	13,000	12,997

U.S. Treasury Inflation Protected Securities
3.625%, 04/15/2028	813	1,075
2.625%, 07/15/2017	33,129	37,265
2.500%, 07/15/2016	1,536	1,685
2.500%, 01/15/2029	605	711
2.375%, 01/15/2025	1,324	1,522
2.125%, 01/15/2019	11,857	13,241
2.125%, 02/15/2041	817	918
2.000%, 07/15/2014	467	477
2.000%, 01/15/2026	453	502
1.875%, 07/15/2015	382	402
1.875%, 07/15/2019	661	734
1.750%, 01/15/2028	640	685
1.625%, 01/15/2015	534	551
1.625%, 01/15/2018	29,765	32,349
1.375%, 07/15/2018	14,691	15,923
1.375%, 01/15/2020	403	433
1.250%, 07/15/2020	593	635
1.125%, 01/15/2021	354	373
0.625%, 07/15/2021	1,741	1,767
0.500%, 04/15/2015	820	838
0.375%, 07/15/2023	16,659	16,067
0.125%, 04/15/2016	872	895
0.125%, 04/15/2018	57,588	58,735
0.125%, 01/15/2022	21,463	20,628
0.125%, 07/15/2022	19,905	19,067
0.125%, 01/15/2023	17,707	16,723

Total U.S. Treasury Obligations (Cost $347,531) ($ Thousands)		342,678

Total Investments — 81.3% (Cost $1,207,860) ($ Thousands)‡		$1,222,577

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	47	Jan-2014	$292
CAC40 10 Euro	257	Jan-2014	740
DAX Index	52	Mar-2014	798
DJ Euro Stoxx 50 Index	789	Mar-2014	1,597
FTSE 100 Index	312	Mar-2014	1,309
FTSE MIB Index	76	Mar-2014	426
FTSE/JSE TOP 40 Index	271	Mar-2014	609
Hang Seng Index	78	Jan-2014	212
H-Shares Index	338	Jan-2014	426
IBEX 35 Plus Index	64	Jan-2014	476
KOSPI 200 Index	124	Mar-2014	281
MSCI EAFE Index E-MINI	280	Mar-2014	1,328
MSCI Emerging Markets Index E-MINI	270	Mar-2014	379
Russell 2000 Index E-MINI	571	Mar-2014	2,936
S&P 500 Index E-MINI	2,642	Mar-2014	9,523
S&P Composite Index	27	Mar-2014	410
S&P Mid 400 Index E-MINI	200	Mar-2014	1,056
S&P TSE 60 Index	41	Mar-2014	235
SGX S&P CNX NIFTY Index	298	Jan-2014	15
SPI 200 Index	47	Mar-2014	257
Taiwan Index	345	Jan-2014	216
Topix Index	402	Mar-2014	2,340
Australian 10-Year Bond	684	Mar-2014	629
Canadian 10-Year Bond	654	Mar-2014	(864)
Euro-BOBL	45	Mar-2014	(64)
Euro-Bund	929	Mar-2014	(2,709)
Euro-Buxl 30 Year Bond	31	Mar-2014	(43)
Euro-Schatz	(23)	Mar-2014	4
Japanese 10-Year Bond	105	Mar-2014	(672)
Long Gilt 10-Year Bond	277	Mar-2014	(901)
Mini Japan 10-YR Bond	539	Mar-2014	(245)
U.S. 10-Year Treasury Note	3,376	Mar-2014	(8,084)
U.S. 2-Year Treasury Note	183	Apr-2014	(75)
U.S. 5-Year Treasury Note	428	Apr-2014	(632)
U.S. Long Treasury Bond	71	Mar-2014	(152)
Brent Crude Penultimate	21	Mar-2014	32
Cocoa	24	Jul-2014	(20)
Cocoa	75	Mar-2014	(31)
Cocoa	44	May-2014	25
Coffee ‘C’	137	Mar-2014	152
Coffee ‘C’	17	May-2014	3
Copper	28	Mar-2014	159
Corn	508	May-2014	(262)
Cotton	125	Mar-2014	328
Cotton	22	May-2014	12
Crude Oil	23	Mar-2014	19
Feeder Cattle	24	Apr-2014	33
Feeder Cattle	162	Jun-2014	108
Feeder Cattle	5	Mar-2014	1
Feeder Cattle	49	May-2014	10
Gasoil	24	Mar-2014	(9)
Gasoline RBOB	16	Mar-2014	24
Gold	106	Feb-2014	(891)
Heating Oil	15	Mar-2014	20
Lean Hogs	149	Apr-2014	(109)
Lean Hogs	56	Feb-2014	(95)
Lean Hogs	245	Jun-2014	11

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Live Cattle	45	Mar-2014	$13
LME Aluminum	51	Feb-2014	1
LME Aluminum	217	Jun-2014	136
LME Copper	117	Jun-2014	817
LME Lead	35	Jun-2014	124
LME Nickel	27	Feb-2014	(77)
LME Nickel	20	Jun-2014	31
LME Zinc	136	Jun-2014	494
LME Zinc	45	Mar-2014	22
Natural Gas	51	Feb-2014	(132)
Silver	112	Mar-2014	(955)
Soybean	41	Jul-2014	(60)
Soybean	137	May-2014	(77)
Soybean Meal	23	Jul-2014	(29)
Soybean Meal	107	Mar-2014	36
Soybean Oil	22	Jul-2014	(7)
Soybean Oil	154	Mar-2014	(175)
Sugar No. 11	259	Feb-2014	(442)
Sugar No. 11	103	Jul-2014	(82)
Wheat	63	May-2014	(183)

			$11,028

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/30/14	AUD	3,100	USD	2,759	$(8)
1/30/14	CAD	4,600	USD	4,306	(21)
1/30/14-3/19/14	CHF	2,155	USD	2,410	(14)
1/30/14-3/19/14	EUR	166,881	USD	228,559	(1,362)
1/30/14-3/19/14	GBP	39,457	USD	64,555	(756)
1/30/14-3/19/14	HKD	25,227	USD	3,253	—
1/30/14-3/19/14	JPY	955,328	USD	9,187	94
1/30/14-3/19/14	USD	9,148	EUR	6,671	43
3/19/14	BRL	5,200	USD	2,174	10
3/19/14	ILS	4,800	USD	1,366	(16)
3/19/14	KRW	365,800	USD	346	—
3/19/14	MXP	47,400	USD	3,599	2
3/19/14	RUB	372,116	USD	11,177	(13)
3/19/14	SGD	7,500	USD	5,984	42
3/19/14	TRY	5,700	USD	2,742	131
3/19/14	TWD	129,700	USD	4,408	45
3/19/14	USD	20,987	BRL	50,700	107
3/19/14	USD	43	CHF	39	1
3/19/14	USD	1,551	GBP	949	20
3/19/14	USD	491	HKD	3,802	—
3/19/14	USD	34,934	ILS	122,600	361
3/19/14	USD	32,697	KRW	34,659,700	76
3/19/14	USD	34,644	MXP	461,100	349
3/19/14	USD	19,764	SGD	24,700	(194)
3/19/14	USD	18,062	TRY	37,400	(929)
3/19/14	USD	20,570	TWD	604,700	(229)
3/19/14	USD	8,178	ZAR	86,000	(55)
3/19/14	ZAR	46,000	USD	4,372	27

					$(2,289)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	(2,767)	2,759	$(8)
Credit Suisse First Boston	(225,130)	224,263	(867)
JPMorgan Chase Bank	(15,971)	15,998	27
Royal Bank of Scotland	(255,219)	254,279	(940)
State Street	(40,824)	40,431	(393)
UBS	(14,191)	14,083	(108)

			$(2,289)

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

A list of open OTC swaps agreements held by the Fund at December 31, 2013, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)(1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
BoA Merrill Lynch	MSCI Taiwan Stock Index	Negative Price Return	Positve Price Return	01/29/14		6,913	$173
BoA Merrill Lynch	Hang Seng China Enterprises Index	Negative Price Return	Positve Price Return	01/30/14	HKD	31,416	56
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positve Price Return	02/13/14	BRL	29,003	226
BoA Merrill Lynch	Euro-Bund	Negative Price Return	Positve Price Return	03/10/14	EUR	29,365	(616)
BoA Merrill Lynch	Russian Trading Systems Index	Negative Price Return	Positve Price Return	03/17/14		11,911	433
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	03/21/14	CHF	13,060	528
BoA Merrill Lynch	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	03/31/14		184,570	(3,539)
Barclays	Brent Crude Penultimate	Negative Price Return	Positve Price Return	03/14/14		42,383	(260)
BoA Merrill Lynch	Corn	Negative Price Return	Positve Price Return	05/16/14		3,428	(201)
Barclays	Crude Oil	Negative Price Return	Positve Price Return	04/30/14		37,620	(311)
Barclays	Gasoil	Negative Price Return	Positve Price Return	03/16/14		13,655	(18)
Barclays	Heating Oil	Negative Price Return	Positve Price Return	04/29/14		9,795	47
Barclays	Lean Hogs	Negative Price Return	Positve Price Return	02/19/14		3,656	(239)
Barclays	Live Cattle	Negative Price Return	Positve Price Return	03/11/14		9,129	134
Barclays	Natural Gas	Negative Price Return	Positve Price Return	04/30/14		5,044	(159)
BoA Merrill Lynch	Soybean	Negative Price Return	Positve Price Return	05/16/14		1,818	(30)
BoA Merrill Lynch	Soybean Meal	Negative Price Return	Positve Price Return	03/17/14		919	(2)
BoA Merrill Lynch	Soybean Oil	Negative Price Return	Positve Price Return	03/24/14		3,670	(149)
Barclays	Unleaded Gasoline RBOB	Negative Price Return	Positve Price Return	04/29/14		12,936	(2)
BoA Merrill Lynch	Wheat	Negative Price Return	Positve Price Return	05/17/14		567	(47)

							$(3,976)

A list of open centrally cleared swaps agreements held by the Fund at December 31, 2013, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	03/20/19	$8,625	$(150)
JPMorgan Chase Bank	US 3-Month LIBOR	1.25%	03/20/19	46,115	(345)
JPMorgan Chase Bank	US 3-Month LIBOR	0.50%	03/16/16	214,735	84
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	03/16/16	25,725	(21)

					$(432)

For the period ended December 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $1,503,197 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2013.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

DJ — Dow Jones

EAFE — Europe, Australasia and Far East

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Spanish Exchange Index

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

OTC — Over The Counter

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2013

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $1,207,860 ($ Thousands), and the unrealized appreciation and depreciation were $23,176 ($ Thousands) and ($8,459) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$194,000	$—	$194,000
Foreign Common Stock	47,243	1,558	—	48,801
Common Stock	48,006	—	—	48,006
Corporate Obligations	—	35,124	—	35,124
Exchange Traded Fund	10,738	—	—	10,738
Preferred Stock	105	—	—	105
Warrants	—	—	—	—
Rights	6	—	—	6
Cash Equivalent	543,119	—	—	543,119
U.S. Treasury Obligations	—	342,678	—	342,678

Total Investments in Securities	$649,217	$573,360	$—	$1,222,577

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$29,105	$—	$—	$29,105
Unrealized Depreciation	(18,077)	—	—	(18,077)
Forwards *
Unrealized Appreciation	—	1,308	—	1,308
Unrealized Depreciation	—	(3,597)	—	(3,597)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	1,597	—	1,597
Unrealized Depreciation	—	(5,573)	—	(5,573)
Centrally Cleared Swaps
Interest Rate Swaps *			—
Unrealized Appreciation	—	84	—	84
Unrealized Depreciation	—	(516)	—	(516)

Total Other Financial Instruments	$11,028	$(6,697)	$—	$4,331

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 25.3%

Consumer Discretionary — 3.4%
AmeriGas Finance
7.000%, 05/20/2022	$150	$163
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	425	469
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	450	476
GRD Holdings III
10.750%, 06/01/2019 (A)	900	981
Icahn Enterprises
6.000%, 08/01/2020 (A)	500	515
Laureate Education
9.250%, 09/01/2019 (A)	1,200	1,305
Live Nation Entertainment
7.000%, 09/01/2020 (A)	110	119
MDC Partners
6.750%, 04/01/2020 (A)	1,850	1,936
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)	100	98
Sitel
11.000%, 08/01/2017 (A)	650	694
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	250	242
Suburban Propane Partners
7.375%, 03/15/2020	200	214
Travelport LLC
11.875%, 09/01/2016	250	254
Unitymedia Hessen
5.500%, 01/15/2023 (A)	1,500	1,455
WMG Acquisition
11.500%, 10/01/2018	620	713
Wok Acquisition
10.250%, 06/30/2020 (A)	160	174

		9,808

Consumer Staples — 1.1%
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	371	406
Harbinger Group
7.875%, 07/15/2019 (A)	1,240	1,331
KeHE Distributors
7.625%, 08/15/2021 (A)	250	265
US Foods
8.500%, 06/30/2019	370	405
Vector Group
7.750%, 02/15/2021	600	635

		3,042

Energy — 4.7%
Atlas Energy Holdings Operating
7.750%, 01/15/2021 (A)	389	373
Atlas Pipeline Partners
5.875%, 08/01/2023 (A)	1,500	1,429
4.750%, 11/15/2021 (A)	400	366
Atlas Resource Escrow
9.250%, 08/15/2021 (A)	150	153
Bill Barrett
7.000%, 10/15/2022	100	104
BreitBurn Energy Partners
7.875%, 04/15/2022	1,300	1,352

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Checkers & Rally’s Restaurants
11.625%, 11/01/2016 (A)	$30	$31
Crestwood Midstream Partners
7.750%, 04/01/2019	810	879
6.125%, 03/01/2022 (A)	300	307
6.000%, 12/15/2020	600	618
Eagle Rock Energy Partners
8.375%, 06/01/2019	935	1,019
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	400	404
Exterran Partners
6.000%, 04/01/2021 (A)	250	248
Gibson Energy
6.750%, 07/15/2021 (A)	450	476
Legacy Reserves
8.000%, 12/01/2020 (A)	500	520
6.625%, 12/01/2021 (A)	250	242
Memorial Production Partners
7.625%, 05/01/2021 (A)	500	514
7.625%, 05/01/2021	110	113
Midstates Petroleum
10.750%, 10/01/2020	400	435
NGL Energy Partners
6.875%, 10/15/2021 (A)	600	615
Pacific Drilling
5.375%, 06/01/2020 (A)	250	252
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,241	1,368
SandRidge Energy
8.125%, 10/15/2022	300	318
7.500%, 03/15/2021	500	524
7.500%, 02/15/2023	200	203
Ultra Petroleum
5.750%, 12/15/2018 (A)	370	380
Unit
6.625%, 05/15/2021	200	211

		13,454

Financials — 9.6%
American Equity Investment Life Holding
6.625%, 07/15/2021	600	627
Bank of America
5.200%, 12/29/2049 (B)	2,500	2,200
Bank of New York Mellon
4.500%, 06/20/2023 (B)	250	222
Barclays
8.250%, 12/31/2099 (B)	750	771
Citigroup
5.950%, 12/29/2049 (B)	1,250	1,157
5.350%, 05/29/2049 (B)	1,250	1,100
Credit Suisse Group
7.500%, 12/11/2048 (A)	300	317
CyrusOne
6.375%, 11/15/2022	500	517
Emigrant Bancorp
6.250%, 06/15/2014 (A)	200	203
EPR Properties ‡
5.750%, 08/15/2022	400	408
Fidelity & Guaranty Life Holdings
6.375%, 04/01/2021 (A)	650	682
Fifth Third Bancorp
5.100%, 12/31/2049 (B)	1,630	1,443

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital
5.250%, 12/31/2049 (B)	$1,000	$935
GLP Capital
4.875%, 11/01/2020 (A)	600	600
Icahn Enterprises
8.000%, 01/15/2018	550	572
ING US
5.650%, 05/15/2053 (B)	2,200	2,139
Itau Unibanco Holding
5.125%, 05/13/2023 (A)	250	231
Jefferies Finance
7.375%, 04/01/2020 (A)	1,000	1,040
Jefferies LoanCore
6.875%, 06/01/2020 (A)	300	297
JPMorgan Chase
5.150%, 04/05/2023 (B)	2,000	1,795
Kennedy-Wilson
8.750%, 04/01/2019	1,445	1,586
Nationstar Mortgage
9.625%, 05/01/2019	101	114
7.875%, 10/01/2020	300	311
6.500%, 08/01/2018	700	712
6.500%, 07/01/2021	800	762
6.500%, 06/01/2022	600	563
Opal Acquisition
8.875%, 12/15/2021 (A)	900	896
PNC Financial Services Group
4.850%, 05/29/2049 (B)	300	269
Prudential Financial
5.625%, 06/15/2043 (B)	1,250	1,225
Schahin II Finance SPV
5.875%, 09/25/2022 (A)	1,437	1,372
Susquehanna Bancshares
5.375%, 08/15/2022	800	768
Wilton Re Finance
5.875%, 03/30/2033 (A) (B)	1,350	1,330

		27,164

Health Care — 0.8%
Symbion
8.000%, 06/15/2016	705	747
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (A)	500	504
VPII Escrow
6.750%, 08/15/2018 (A)	1,000	1,099

		2,350

Industrials — 1.2%
ADT
6.250%, 10/15/2021 (A)	300	315
CEVA Group
8.375%, 12/01/2017 (A)	1,070	1,118
Coleman Cable
9.000%, 02/15/2018	60	63
CPG Merger Sub
8.000%, 10/01/2021 (A)	250	260
Intcomex
13.250%, 12/15/2014	70	68
Marquette Transportation
10.875%, 01/15/2017	50	53
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)	956	926

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RR Donnelley & Sons
6.500%, 11/15/2023	$8	$8
Thermadyne Holdings
9.000%, 12/15/2017	454	486

		3,297

Information Technology — 2.3%
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	450	502
6.750%, 11/15/2020 (A)	400	415
4.625%, 07/01/2017 (A)	500	501
Aspect Software
10.625%, 05/15/2017	945	952
Audatex North America
6.000%, 06/15/2021 (A)	100	105
Eagle Midco
9.000%, 06/15/2018 (A)	600	625
First Data
6.750%, 11/01/2020 (A)	300	312
IAC
4.875%, 11/30/2018 (A)	250	256
Infor US
9.375%, 04/01/2019	300	337
Sabre
8.500%, 05/15/2019 (A)	700	777
Stream Global Services
11.250%, 10/01/2014	985	987
Zayo Group
10.125%, 07/01/2020	600	692

		6,461

Materials — 1.5%
AngloGold Ashanti Holdings
5.125%, 08/01/2022	200	172
Barrick Gold
4.100%, 05/01/2023	1,250	1,130
Eldorado
6.125%, 12/15/2020 (A)	700	674
Hecla Mining
6.875%, 05/01/2021 (A)	470	451
Kaiser Aluminum
8.250%, 06/01/2020	225	254
KGHM International
7.750%, 06/15/2019 (A)	150	158
Mirabela Nickel
8.750%, 04/15/2018 (A) (C)	261	65
3.500%, 03/28/2014 (A)	48	48
TPC Group
8.750%, 12/15/2020 (A)	1,050	1,116
Unifrax I
7.500%, 02/15/2019 (A)	200	207

		4,275

Telecommunication Services — 0.4%
Level 3 Financing
6.125%, 01/15/2021 (A)	150	151
Lynx II
6.375%, 04/15/2023 (A)	500	509
UPCB Finance VI
6.875%, 01/15/2022 (A)	400	425

		1,085

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.3%
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/2023 (A)	$800	$827

Total Corporate Obligations (Cost $71,912) ($ Thousands)		71,763

LOAN PARTICIPATIONS — 20.4%
AABS, Bridge Term Loan
4.875%, 01/15/2038 (D)	474	475
ACA Capital Holdings
4.000%, 08/22/2016	563	564
Active Network, 1st Lien Term Loan
5.500%, 11/06/2020	400	402
Advance Pierre Foods, 1st Lien
5.750%, 07/10/2017	1	1
Advance Pierre Foods, Term Loan
5.750%, 07/10/2017	1	1
Akorn, 1st Lien Term Loan B
0.000%, 11/13/2020 (F)	300	302
Alcatel Lucent, Term Loan
5.750%, 01/29/2019	695	698
Alexander Mann Solutions, 1st Lien
0.000%, 12/18/2019 (F)	350	348
AmWINS Group, 1st Lien Cov-Lite
5.000%, 09/16/2019	81	82
AmWINS Group, 1st Lien Term Loan B
5.000%, 09/06/2019	69	69
Applied Systems, Term Loan, 2nd Lien
8.250%, 06/08/2017	200	200
Apria Helathcare Group, Term Loan
6.750%, 04/06/2020	1,197	1,199
Arctic Glacier Income Fund, 1st Lien Term Loan
6.000%, 05/10/2019	1	1
Arctic Glacier Income Fund, Term Loan
6.000%, 05/10/2019	387	387
Aspect Software
7.000%, 05/07/2016	332	333
Associated Partners, 1st Lien Term Loan
6.666%, 12/21/2015 (D)	750	752
Associated Partners, Term Loan
6.674%, 12/21/2015 (D)	750	752
Astoria Generating, Term Loan Cov-Lite
8.500%, 10/26/2017	568	584
Avaya, Extended Term Loan B-5
8.000%, 03/31/2018	1,439	1,458
Avaya, Term Loan B3
4.762%, 10/26/2017	248	242
Berling Packaging LLC, 2nd Lien Term Loan
8.750%, 04/02/2020	150	153
BJ’s Wholesale Club
4.500%, 09/26/2019	750	754
California Pizza Kitchen, Term Loan
5.250%, 03/29/2018	338	330
CAMP Systems, 1st Lien Term Loan Cov-Lite
4.750%, 11/30/2019	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CAMP Systems, 2nd Lien Term Loan Cov-Lite
8.250%, 11/30/2019	$200	$204
Capital Automotive
6.000%, 04/30/2020	150	155
Catalent Pharma Solutions, Term Loan
6.500%, 12/31/2017	100	101
Cengage Learning Acquisitions, Term Loan B
7.750%, 07/05/2017 (C)	219	170
Cengage Learning, 1st Lien
9.500%, 07/03/2014	119	92
Centaur, 1st Lien Term Loan
5.250%, 02/20/2019	249	251
Ceridian, 1st Lien Term Loan B
4.415%, 05/09/2017	739	741
Cetera Financial Group, 1st Lien Term Loan
6.500%, 08/02/2019	100	101
CHG Healthcare Services, 1st Lien
4.250%, 09/19/2019	740	743
Cooper Gay Swett & Crawford, 2nd Lien Term Loan
8.250%, 10/16/2020	100	97
CPM Holdings
10.250%, 03/01/2018	200	201
6.250%, 08/29/2017	337	338
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	400	402
Cumulus Media, 1st Lien
4.250%, 12/18/2020	900	905
Cunningham Lindsey, 1st Lien Cov-Lite
5.000%, 12/10/2019	199	198
Darlin International, Unfunded and Unsecured Bridge Loan
0.000%, 04/01/2014 (E)	1,150	—
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	546	548
Deltek Systems, 1st Lien Term Loan
5.000%, 10/10/2018	397	398
Digital Insight, 1st Lien
4.750%, 08/01/2019	500	500
Digital Insight, 2nd Lien
8.750%, 08/01/2019	500	510
DJO Finance
4.750%, 09/15/2017	248	250
Doncasters, Term Loan 2nd Lien
9.500%, 10/09/2020	250	253
DS Waters, 1st Lien Term Loan Cov-Lite
5.250%, 08/19/2020	100	101
Endurance International, 1st Lien
5.000%, 11/09/2019	250	251
Endurance International, 1st Lien Term Loan
6.250%, 11/09/2019	546	549
Entrust Ltd. Canada, Term Loan
6.250%, 10/31/2018	105	104
Entrust, U.S., 1st Lien Term Loan
6.250%, 10/31/2018	232	229
Exopack, 1st Lien Term Loan B Cov-Lite
5.250%, 04/24/2019	200	203

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EZE Castel Software, LLC, 2nd Lien Term Loan
8.750%, 04/05/2021	$100	$102
Fender Musical Instruments, Term Loan 1st Lien
5.750%, 04/03/2019	269	272
Filtration Group, 1st Lien Cov-Lite
4.500%, 11/13/2020	400	404
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (D)	150	149
First Advantage, Term Loan B
6.250%, 02/13/2019	697	695
First Data
4.164%, 03/24/2017	500	500
First Data, Term Loan
4.164%, 03/24/2018	280	280
Fleetpride, 1st Lien
5.250%, 11/19/2019	546	539
Fleetpride, 2nd Lien
9.250%, 05/19/2020	310	295
GCA Services Group, 1st Lien Term Loan Cov-Lite
5.250%, 11/01/2019	94	94
GCA Services Group, 2nd Lien Term Loan Cov-Lite
9.250%, 10/11/2020	120	121
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 06/03/2019	300	299
Go Daddy, 1st Lien Term Loan B Cov-Lite
4.000%, 12/17/2018	96	96
GOGO LLC
11.250%, 06/21/2017	477	515
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/01/2021	100	100
6.000%, 11/02/2020	900	896
Grocery Outlet, Term Loan Cov-Lite
5.500%, 12/17/2018	1,489	1,492
Grosvenor Capital Management
0.000%, 11/25/2020 (F)	200	200
Guitar Center, Extended Term Loan
6.250%, 04/09/2017	497	484
Harbourvest Partners LLC, 1st Lien
4.750%, 11/21/2017	736	736
HDV Holdings, Term Loan
5.750%, 12/18/2018	149	148
Helm Financial, Term Loan
6.250%, 06/01/2017	148	147
Hemisphere Media Group, Term Loan
6.250%, 07/30/2020	100	100
Horseshoe Baltimore, Term Loan
8.250%, 04/26/2020	100	103
Hostess Brands
6.750%, 04/09/2020	100	103
Intrawest, 1st Lien Term Loan
5.500%, 11/26/2020	450	454

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ION Trading Technologies, 2nd Lien Term Loan Cov-Lite
8.250%, 05/21/2021	$100	$102
IPC Information Systems
7.750%, 07/31/2017	170	170
IPC Systems, 1st Lien
7.750%, 07/31/2017	198	197
Jacobs Entertainment, 1st Lien Term Loan
6.250%, 10/29/2018	396	394
Keystone Automotive Operations, 1st Lien Term Loan Cov-Lite
0.000%, 08/08/2019 (E)	—	—
Keystone Automotive Operations, Term Loan Cov-Lite
7.000%, 08/08/2019	100	100
Kronos, Incremental Term Loan
4.500%, 10/30/2019	249	251
LANDesk Software, 1st Lien Term Loan
5.250%, 08/09/2019	449	451
Laureate Education
5.000%, 06/15/2018	178	179
Laureate Education, 1st Lien Term Loan
0.000%, 06/18/2015 (F)	250	251
Learning Care Group, Term Loan
6.000%, 05/08/2019	499	501
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 07/19/2020	1,500	1,504
Magic Newco, 1st Lien Term Loan B
5.000%, 12/12/2018	597	601
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/2019	1,850	1,873
Merge Healthcare, Term Loan B
6.000%, 04/23/2019	487	453
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	199	201
MISYS PLC, 2nd Lien
12.000%, 12/12/2019	350	401
Mitchell International, 2nd Lien Term Loan Cov-Lite
8.500%, 10/01/2021	1,150	1,165
NAB Holdings LLC
7.000%, 04/24/2018	234	235
NANA Development, Term Loan
8.000%, 03/15/2018	325	328
Navistar International
5.750%, 08/17/2017	118	120
Neiman Marcus Group, 1st Lien Term Loan
5.000%, 10/25/2020	850	860
Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/2019	1,150	1,144
NexTech Systems, 1st Lien
6.000%, 10/28/2018 (D)	850	830
Nuveen Investments
4.167%, 05/13/2017	250	249

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ocean Rig, 1st Lien Term Loan B2 Cov-Lite
5.500%, 09/02/2016	$499	$505
Oxbow Carbon & Minerals, 2nd Lien Cov-Lite
8.000%, 01/19/2020	100	102
P2 Energy Solutions, 1st Lien Cov-Lite
5.000%, 10/30/2020	700	703
P2 Energy Solutions, 2nd Lien Term Loan Cov-Lite
9.000%, 04/30/2021	150	152
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	359
Panolam Industries International
7.250%, 08/23/2017	207	199
Paradigm
4.750%, 07/30/2019	495	492
Performance Food Group, 2nd Lien Term Loan Cov-Lite
6.250%, 11/07/2019	699	702
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	424	418
Pierre Foods, Term Loan, 2nd Lien
9.500%, 10/02/2017	730	701
Ranpak, 2nd Lien Term Loan
8.500%, 04/10/2020	200	205
Reddy Ice, 1st Lien Term Loan
7.750%, 05/01/2019	1	1
6.750%, 03/28/2019	347	347
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	225	217
Reddy Ice, Term Loan
7.750%, 03/28/2019 (E)	—	—
Rice Drilling B, 2nd Lien Term Loan
8.500%, 10/25/2018	224	228
Royal Adhesives and Sealants, Term Loan
5.500%, 07/31/2018	299	301
Sabre Holdings
5.250%, 02/15/2019	492	496
Santander Asset Management
4.250%, 11/26/2020	100	100
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	500	503
Shelf Drilling
6.250%, 05/31/2018	149	149
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	846	862
Smart & Final, Term Loan
4.500%, 11/15/2019	400	399
Sophos Public
6.500%, 05/10/2019	10	10
Southern Graphic Systems, 1st Lien Cov-Lite
5.000%, 10/17/2019	420	420
Steinway Musical Instruments, 2nd Lien Term Loan
9.250%, 09/18/2020	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sumtotal Systems
7.250%, 11/16/2018	$6	$6
6.250%, 11/16/2018	28	28
Sumtotal Systems, Term Loan Cov-Lite
6.250%, 10/25/2019	858	845
Sutherland Global, 1st Lien
7.250%, 03/06/2019	202	201
Sutherland SGS
7.250%, 03/06/2019	91	91
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	650	646
The Harvard Drug Group, 1st Lien Term Loan B
5.000%, 08/14/2020	258	260
ThermaSys AKA API Heat
6.250%, 05/03/2019	2	2
ThermaSys, Term Loan, 1st Lien
5.250%, 05/03/2019	370	364
TI Automotive, Term Loan B
5.500%, 03/28/2019	348	353
TMS International, 1st Lien Cov-Lite
4.500%, 10/02/2020	400	403
Topaz Power, 1st Lien Term Loan
5.250%, 02/26/2020	397	396
Totes Isotoner, 1st Lien Term Loan B
8.000%, 07/07/2017 (E)	—	—
7.250%, 07/07/2017	85	86
Transtar Industries, Term Loan, 1st Lien
5.500%, 10/09/2018	177	173
Transtar Industries, Term Loan, 2nd Lien
9.750%, 10/02/2019	35	33
Travelport, Term Loan
6.250%, 06/26/2019	2,234	2,289
TSAM Delaware, 1st Lien
8.250%, 09/12/2019 (D)	400	396
US Shipping, 1st Lien Term Loan
9.000%, 04/11/2018	399	408
Varel International, 1st Lien
9.250%, 07/17/2017	200	203
Viking Aquisitions
6.000%, 11/05/2016	79	79
Wall Street Systems, 1st Lien
5.750%, 10/25/2019	546	548
Wall Street Systems, 2nd Lien Term Loan Cov-Lite
9.250%, 04/24/2020	150	151
WTG Holdings III
0.000%, 12/11/2020 (F)	500	502

Total Loan Participations (Cost $57,065) ($ Thousands)		57,854

COLLATERALIZED DEBT OBLIGATIONS — 20.2%

Financials — 2.2%
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)	750	408
Marathon CLO II, Ser 2005-2A, Cl C
2.053%, 12/20/2019 (A) (B)	600	589
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.792%, 08/01/2024 (A) (B)	3,200	2,747

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rockwall CDO, Ser 2006-1A, Cl A2L
0.892%, 08/01/2021 (A) (B)	$200	$178
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.742%, 08/01/2021 (A) (B)	1,700	1,598
Whitehorse II
0.000%, 06/15/2017 (A) (B) (G)	1,100	561

		6,081

Other Asset-Backed Securities — 18.0%
ACA CLO, Ser 2007-1A, Cl C
1.194%, 06/15/2022 (A) (B)	1,150	1,054
ACIS CLO, Ser 2013-1A, Cl D
4.766%, 04/18/2024 (A) (B)	800	779
ACIS CLO, Ser 2013-2A, Cl D
4.111%, 10/14/2022 (A) (B) (D)	1,100	1,051
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (A) (D)	750	604
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (A) (D)	1,500	1,170
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A)	950	878
Black Diamond CLO, Ser 2007-1A, Cl C
0.927%, 04/29/2019 (A) (B)	1,100	1,012
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (A) (D)	950	—
Callidus Debt Partners Clo Fund VI, Ser 2007-6A, Cl B
1.489%, 10/23/2021 (A) (B)	500	463
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (A)	750	717
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.435%, 07/25/2051 (D)	3,445	2,799
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.241%, 11/30/2018 (A) (B)	300	299
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.244%, 10/15/2023 (A) (B) (D)	250	239
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.744%, 10/15/2023 (A) (B) (D)	250	244
Copper River CLO, Ser 2007-1A, Cl C
1.042%, 01/20/2021 (A) (B)	1,000	912
DIVCORE CLO, Ser 2013-1A, Cl B
4.100%, 11/15/2032 (D)	750	748
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.744%, 09/15/2035 (A) (B) (D)	336	320
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (A)	1,000	913
Garrison Funding, CLO, Ser 2013-2A, Cl B
4.904%, 09/20/2033 (A) (B) (D)	250	249
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.242%, 12/20/2018 (A) (B)	1,550	1,489

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.521%, 08/15/2056 (A) (B) (D)	$3,772	$3,109
Grayson CLO, Ser 2006-1A, Cl A2
0.652%, 11/01/2021 (A) (B)	700	633
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	1,000	930
GSC Partners CDO Fund, Ser 2004-5A
0.000%, 11/20/2016 (A) (B) (G)	1,800	709
GSC Partners CDO Fund, Ser 2004-5I
0.000%, 11/20/2016 (B) (G)	100	40
Halcyon Structured Asset Management Long Secured / Short Unsecured CLO, Ser 2007-1A, Cl D
2.538%, 08/07/2021 (A) (B)	1,350	1,326
Highland Park CDO I, Ser 2006-1A, Cl A1
0.568%, 11/25/2051 (A) (B) (D)	2,196	1,908
Ivy Hill Middle Market Credit Fund CLO, Ser 2011-3A, Cl E
6.744%, 01/15/2022 (A) (B)	250	252
Kingsland CLO III, Ser 2006-3A, Cl C1
1.838%, 08/24/2021 (A) (B)	1,100	1,017
KKR Financial CLO, Ser 2007-1A, Cl D
2.491%, 05/15/2021 (A) (B)	2,600	2,484
Legg Mason Real Estate CDO I, Ser 2006-1A, Cl A1T
0.446%, 03/25/2038 (A) (B) (D)	31	31
Liberty CLO, Ser 2005-1A, Cl A3
0.742%, 11/01/2017 (A) (B)	1,600	1,536
MCF CLO III LLC, Ser 2013-3A, Cl D
3.462%, 01/20/2024 (A) (B)	250	229
Newcastle CDO IX, Ser 2007-9A, Cl M5
0.439%, 05/25/2052 (B) (D)	458	447
Newcastle CDO VII, Ser 2006-8A, Cl 1A
0.446%, 11/25/2052 (A) (B) (D)	978	925
Newstar Trust CLO, Ser 2007-1A, Cl C
1.561%, 09/30/2022 (A) (B)	500	469
Newstar Trust CLO, Ser 2012-2A, Cl D
6.492%, 01/20/2023 (A) (B)	500	509
Newstar Trust, CLO, Ser 2013-1A, Cl D
4.814%, 09/20/2023 (A) (B)	600	594
Newstar Trust, CLO, Ser 2013-1A, Cl E
5.564%, 09/20/2023 (A) (B)	250	247
Northwoods Capital VII CDO, Ser 2006-7A, Cl E
3.741%, 10/22/2021 (A) (B)	300	287
Northwoods Capital VII CLO, Ser 2006-7A, Cl D
1.791%, 10/22/2021 (A) (B)	700	668
NStar CDO VIII, Ser 2006-8A, Cl A1
0.488%, 02/01/2041 (D)	2,437	2,215
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (A)	1,000	1,016
Putnam Structured Product Funding, CDO, Ser 2002-1A, Cl A2
0.849%, 01/10/2038 (D)	1,378	1,212
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.498%, 11/20/2046 (B) (D)	2,647	2,131
Resource Capital, Ser CRE1, Cl C
3.666%, 12/15/2028 (D)	400	400
Salus CLO, Ser 2012-1AN, Cl DN
7.002%, 03/05/2021 (D)	250	250

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SRERS Funding CDO, Ser RS, Cl A1B1
0.419%, 05/09/2046 (A) (B) (D)	$1,129	$1,024
Summit Lake CLO, Ser 2005-1A, Cl C1A
0.000%, 02/24/2018 (A)	400	147
T2 Income Fund CLO, Ser 2007-1A, Cl D
2.994%, 07/15/2019 (A) (B)	350	337
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.744%, 07/15/2019 (A) (B)	250	242
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.594%, 06/15/2016 (A) (B) (D)	850	801
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.110%, 09/01/2017 (A) (B) (D)	500	439
TCW Global Project Fund III, Ser 2005-1A, Cl A1
0.910%, 09/01/2017 (A) (B) (D)	1,250	1,175
Telos CLO, Ser 2013-3A, Cl D
4.494%, 01/17/2024 (A) (B)	1,050	1,015
West Coast Funding, Ser 2006-1A, Cl A1A
0.388%, 11/02/2041 (A) (B) (D)	4,522	4,361

		51,055

Total Collateralized Debt Obligations (Cost $56,177) ($ Thousands)		57,136

ASSET-BACKED SECURITIES — 11.7%

Other Asset-Backed Securities — 11.7%
Accredited Mortgage Loan Trust, Ser 2007-1, Cl A3
0.296%, 02/25/2037 (B)	758	700
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.446%, 03/25/2036 (B)	1,750	1,407
Aerco, Ser 2000-2A, Cl A3
0.634%, 07/15/2025 (B)	1,252	756
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.717%, 03/15/2019 (B)	1,411	621
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.216%, 12/25/2034 (B)	750	657
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.619%, 11/14/2033 (A) (B)	815	684
Castle Trust, Ser 2003-1AW, Cl A1
0.917%, 05/15/2027 (A) (B)	12	11
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.616%, 10/25/2037 (A) (B)	1,000	869
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.825%, 12/15/2049 (A) (D)	490	402
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
0.516%, 03/25/2037 (B)	700	570
COMM Mortgage Trust, Ser FL12, Cl E
0.458%, 12/15/2020 (A) (B)	715	697

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser FL12, Cl D
0.398%, 12/15/2020 (A) (B)	$975	$950
COMM Mortgage Trust, Ser FL12, Cl F
0.508%, 12/15/2020 (A) (B)	715	690
Emerald Aviation Finance, Ser 2013-1B, Cl B
6.350%, 10/15/2038 (A) (D)	1,484	1,493
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.506%, 01/25/2036 (B)	500	432
Genesis Funding, Ser 2006-1A, Cl G1
0.408%, 12/19/2032 (A) (B)	512	463
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.871%, 07/25/2030 (B)	2,900	2,581
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.416%, 09/25/2036 (B)	681	400
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.516%, 07/25/2037 (B)	1,439	1,222
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.358%, 01/19/2038	695	565
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.616%, 01/25/2036 (B)	800	670
Home Equity Asset Trust, Ser 2006-3, Cl 2A4
0.476%, 07/25/2036 (B)	1,000	902
Lehman XS Trust, Ser 2005-7N, Cl 1A1A
0.436%, 12/25/2035 (B)	798	732
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.356%, 11/25/2046 (B)	880	701
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.286%, 06/25/2037 (B)	2,038	1,770
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.961%, 02/25/2035 (B)	1,022	926
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.646%, 03/25/2035 (B)	642	558
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.609%, 08/27/2047 (A) (B)	4,031	3,714
ProSight Global
7.500%, 11/20/2020 (D)	250	246
Raspro Trust, Ser 2005-1A, Cl G
0.652%, 03/23/2024 (A) (B) (D)	49	46
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.426%, 04/25/2036 (B)	1,700	1,450
Turbine Engine Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (D)	700	680

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Turbine Engine Securitization, Ser 2013-1A, Cl A
5.125%, 12/15/2048 (D)	$1,100	$1,076
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.316%, 07/25/2037 (A) (B)	1,067	936
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl LXR1
0.868%, 06/15/2020	730	690
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (D)	1,901	1,883

Total Asset-Backed Securities (Cost $33,600) ($ Thousands)		33,150

EXCHANGE TRADED FUNDS — 3.4%
iShares MSCI Spain	63,368	2,444
PowerShares DB U.S. Dollar ETF	220,000	4,734
SPDR EURO STOXX 50 ETF	56,100	2,368

Total Exchange Traded Funds (Cost $8,927) ($ Thousands)		9,546

PREFERRED STOCK — 1.4%
Aspen Insurance Holdings, 5.950% (B)	80,000	1,814
City National, 6.750% (B)	6,000	158
Goldman Sachs Group, 5.500% (B)	60,000	1,337
Morgan Stanley, 7.125% (B)	24,000	627

Total Preferred Stock (Cost $4,250) ($ Thousands)		3,936

MORTGAGE-BACKED SECURITIES — 1.1%

Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2013-4204, Cl QZ
3.000%, 05/15/2043	722	561
FNMA CMO, Ser 2013-2, Cl LZ
3.000%, 02/25/2043	483	412
FNMA CMO, Ser 2013-52, Cl ZA
3.000%, 06/25/2043	368	279
FNMA CMO, Ser 2013-54, Cl KZ
3.000%, 06/25/2043	137	106
FNMA CMO, Ser 2013-54, Cl QZ
3.000%, 06/25/2033	343	292

		1,650

Non-Agency Mortgage-Backed Obligations — 0.5%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.406%, 07/25/2037 (B)	622	405
Credit Suisse Mortgage Capital Certificates, Ser TF2A, Cl F
0.568%, 10/15/2021 (A) (B)	250	242
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.456%, 02/25/2036 (B)	841	668

		1,315

Total Mortgage-Backed Securities (Cost $3,379) ($ Thousands)		2,965

Total Investments — 83.5% (Cost $235,310)($ Thousands) † †		$236,350

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION * † — 0.0%
iShares 20+ Year Treasury Bond ETF Call, Expires 03/22/2014, Strike Price $112.00	3,470	$17

Total Purchased Option (Cost $306) ($ Thousands)		$17

WRITTEN OPTION * † — 0.0%
iShares 20+ Year Treasury Bond ETF Call, Expires 03/22/2014, Strike Price $118.00	(3,470)	$(10)

Total Written Option (Premiums Received $59) ($ Thousands)		$(10)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

A list of open OTC swap agreements held by the Fund at December 31, 2013, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	S&P 1500 Education Services IX	3-Month USD LIBOR Plus 33 Bps	Index Return	01/23/14	$(6,753)	$860

						$860

A list of open centrally cleared swap agreements held by the Fund at December 31, 2013, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month LIBOR	07/18/23	$600	$(4)
Bank of America	1.56%	3 Month LIBOR	07/03/18	7,150	(38)

					$(42)

For the period ended December 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $283,036 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	For the period ended December 31, 2013, the total amount of open pruchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security in default on interest payments.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2013 was $37,032 ($ Thousands) and represented 13.08% of Net Assets.

(E)	Unfunded bank loan. Interest rate not available.

(F)	Unsettled bank loan. Interest rate not available.

(G)	Represents equity/residual tranche.

CDO— Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

ETF — Exchange Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

SPV — Special Purpose Vehicle

††	December 31, 2013, the tax basis cost of the Fund’s investments was $235,310 ($ Thousands), and the unrealized appreciation and depreciation were $13,032 ($ Thousands) and ($11,992) ($ Thousands) respectively.

As of December 31, 2013, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(489)	Credit Suisse 0.25%	$(489)
(1,037)	Barclays, 0.74%	(1,037)
(8,292)	Barclays, 0.99%	(8,292)
(1,022)	Barclays, 1.75%	(1,022)
(700)	Bank of America, 2.25%	(700)
(1,428)	Citi, 1.69%	(1,428)
(845)	Bank of America, 2.24%	(845)
(464)	Citi, 2.04%	(464)
(399)	Bank of America, 1.99%	(399)
(899)	Barclays, 0.74%	(899)
(677)	Nomura, 2.09%	(677)

		$(16,252)

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$71,715	$48	$71,763
Loan Participations	—	54,500	3,354	57,854
Collateralized Debt Obligations	—	26,756	30,380	57,136
Asset-Backed Securities	—	27,324	5,826	33,150
Exchange Traded Funds	9,546	—	—	9,546
Preferred Stock	1,337	2,599	—	3,936
Mortgage-Backed Securities	—	2,965	—	2,965

Total Investments in Securities	$10,883	$185,859	$39,608	$236,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$17	$—	$—	$17
Written Option	(10)	—	—	(10)
Reverse Repurchased Agreements	(16,252)	—	—	(16,252)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	860	—	860
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(42)	—	(42)

Total Other Financial Instruments	$(16,245)	$818	$—	$(15,427)

*	Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2013

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the value ($ Thousands):

	Loan Participations	Collateralized Debt Obligations	Asset-Backed	Corporate Obligation
Beginning balance as of October 1, 2013	$1,003	$29,056	$3,894	$—
Accrued discounts/premiums	—	40	—	—
Realized gain/(loss)	(828)	168	1,787	—
Change in unrealized appreciation/(depreciation)	(5)	79	(14)	—
Purchases	1,229	6,484	250	48
Sales	(178)	(2,093)	(91)	—
Net transfer into Level 3	2,335	3,014	—	—
Net transfer out of Level 3	(202)	(6,368)	—	—

Ending balance as of December 31, 2013	$3,354	$30,380	$5,826	$48

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$(1)	$78	$(4)	$—

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value (in $Thousands) at December 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Collateralized loan obligations	$21,229	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	55-1366
	2,654	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	344-655
	1,170	Option Adjusted Spread off monthly model price	Indicative Quote	311
	2,799	Prior month-end broker mark	Indicative Quote

Total	27,852

Asset-Backed	1,756	Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	247-398
	4,070	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	301-658

Total	5,826

Loans	831	Cost	Trade Price	98-99
	2,523	Prior month-end broker mark	Indicative Quote	100.25

Total	3,354

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 15.2%

Consumer Discretionary — 0.2%
Brookfield Residential Properties *	34,342	$831
Regal Entertainment Group, Cl A	53,030	1,031

		1,862

Energy — 6.3%
Anadarko Petroleum, Cl A	32,230	2,557
Chevron	86,360	10,787
Cimarex Energy	11,090	1,163
ConocoPhillips	21,320	1,506
EOG Resources	14,130	2,372
Exxon Mobil	149,720	15,152
Halliburton	21,690	1,101
Helix Energy Solutions Group *	36,630	849
Hess	19,220	1,595
Murphy Oil	19,080	1,238
Nabors Industries	42,520	722
Noble Energy	20,620	1,404
Occidental Petroleum	47,640	4,531
Rosetta Resources *	16,190	778
Schlumberger, Cl A	21,020	1,894
Valero Energy	37,330	1,881
Whiting Petroleum *	11,340	702

		50,232

Financials — 7.7%
Altisource Residential †	16,820	507
Apartment Investment & Management, Cl A †	17,300	448
Armada Hoffler Properties †	43,324	402
Ashford Hospitality Prime †	27,187	495
Ashford Hospitality Trust †	135,693	1,124
Associated Estates Realty †	71,260	1,144
AvalonBay Communities †	13,710	1,621
BioMed Realty Trust †	24,680	447
Boston Properties †	16,380	1,644
Chambers Street Properties †	167,010	1,278
Chesapeake Lodging Trust †	20,880	528
Corporate Office Properties Trust †	11,360	269
Corrections Corp of America †	16,126	517
Cousins Properties, Cl A †	95,814	987
CubeSmart †	40,410	644
DDR †	76,150	1,170
DiamondRock Hospitality †	112,460	1,299
Digital Realty Trust, Cl A †	16,430	807
EPR Properties, Cl A †	6,080	299
Equity Residential †	39,570	2,052
Franklin Street Properties †	11,420	136
General Growth Properties †	88,340	1,773
Geo Group †	21,430	690
Gramercy Property Trust * †	126,880	730
HCP †	45,830	1,665
Health Care †	28,720	1,538
Hersha Hospitality Trust, Cl A †	204,670	1,140
Home Properties †	7,120	382
Host Hotels & Resorts †	61,220	1,190
Inland Real Estate †	43,220	455
Kennedy-Wilson Holdings	51,610	1,148
Kimco Realty †	36,900	729

Description	Shares	Market Value ($ Thousands)

Kite Realty Group Trust †	173,509	$1,140
Lexington Realty Trust †	98,140	1,002
LTC Properties †	33,260	1,177
Medical Properties Trust †	106,727	1,304
Mid-America Apartment Communities †	22,780	1,384
National Retail Properties †	14,330	435
NorthStar Realty Finance †	44,640	600
Omega Healthcare Investors †	25,900	772
Parkway Properties †	63,423	1,223
Post Properties †	6,890	312
ProLogis †	57,622	2,129
Public Storage †	14,740	2,219
Ramco-Gershenson Properties †	73,207	1,152
Senior Housing Properties Trust †	24,310	540
Simon Property Group †	44,160	6,719
SL Green Realty †	22,764	2,103
Sovran Self Storage †	3,970	259
Spirit Realty Capital †	149,580	1,470
STAG Industrial †	56,510	1,152
Starwood Property Trust †	24,790	687
Strategic Hotels & Resorts * †	22,300	211
Sun Communities †	21,050	898
Ventas †	29,440	1,686
Vornado Realty Trust †	13,950	1,239

		61,071

Materials — 1.0%
Freeport-McMoRan Copper & Gold, Cl B	68,960	2,602
Huntsman	68,000	1,673
Monsanto	30,620	3,569

		7,844

Total Common Stock (Cost $112,028) ($ Thousands)		121,009

FOREIGN COMMON STOCK — 13.9%

Australia — 0.7%
BHP Billiton	135,390	4,602
BlueScope Steel *	159,274	829
Stockland †	97,900	316

		5,747

Austria — 0.1%
Voestalpine	15,730	757

Brazil — 1.4%
Duratex *	127,400	710
Petroleo Brasileiro, ADR	228,870	3,154
Petroleo Brasileiro, Cl A ADR	115,593	1,698
Vale, Cl B ADR	367,690	5,151

		10,713

Canada — 2.0%
Allied Properties, Cl A †	30,850	951
Artis, Cl Trust Unit †	53,700	751
Barrick Gold	41,850	737
Chartwell Retirement Residences †	47,820	450
Cominar †	32,320	561
Dominion Diamond *	53,150	763
Dundee, Cl A (Canada) †	33,630	912

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Shares	Market Value ($ Thousands)

Goldcorp	124,940	$2,709
Granite †	30,720	1,121
New Gold *	57,870	303
North American Palladium *	1,157,070	761
Potash Corp of Saskatchewan	23,400	771
RioCan, Cl Trust Unit †	30,030	700
Suncor Energy	128,120	4,491

		15,981

China — 0.5%
Anhui Conch Cement, Cl H	220,500	818
China Petroleum & Chemical, Cl H	3,779,400	3,085

		3,903

France — 0.8%
Arkema	10,520	1,229
Total	82,670	5,073

		6,302

Germany — 0.1%
Aurubis	13,440	820

Italy — 0.5%
Eni	157,140	3,787

Japan — 0.5%
Denki Kagaku Kogyo	207,000	854
Inpex	130,900	1,679
JFE Holdings	70,900	1,688

		4,221

Netherlands — 1.8%
Koninklijke DSM	24,956	1,966
LyondellBasell Industries, Cl A	20,820	1,671
Royal Dutch Shell, Cl A	273,762	9,772
Ternium ADR	28,200	883

		14,292

Norway — 0.6%
Aker Solutions	99,660	1,781
Det Norske Oljeselskap *	89,590	985
Odfjell Drilling *	106,010	634
Statoil	48,720	1,180

		4,580

Russia — 0.8%
Gazprom OAO ADR	483,070	4,130
MMC Norilsk Nickel ADR	133,890	2,226

		6,356

Singapore — 0.0%
UOL Group	66,000	324

South Africa — 0.1%
Sappi *	263,490	824

Sweden — 0.1%
Lundin Petroleum *	57,580	1,124

Switzerland — 0.5%
Glencore Xstrata	785,568	4,069

Turkey — 0.1%
Koza Altin Isletmeleri	51,390	531

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

United Kingdom — 3.3%
BG Group	316,420	$6,800
BP	701,510	5,670
Johnson Matthey	15,640	850
Mondi	80,510	1,395
Rio Tinto	143,100	8,081
Royal Dutch Shell, Cl B	78,670	2,971

		25,767

Total Foreign Common Stock (Cost $104,026) ($ Thousands)		110,098

CORPORATE OBLIGATIONS — 6.9%

Consumer Discretionary — 0.7%
21st Century Fox America
6.150%, 02/15/2041	$165	184
4.500%, 02/15/2021	260	279
4.000%, 10/01/2023 (A)	185	183
3.000%, 09/15/2022	405	381
Comcast
6.450%, 03/15/2037	185	215
Dana Holding
6.000%, 09/15/2023	148	148
DIRECTV Holdings LLC
3.800%, 03/15/2022	745	716
DISH DBS
5.000%, 03/15/2023	415	387
Dollar General
4.125%, 07/15/2017	94	100
MCE Finance
5.000%, 02/15/2021 (A)	405	395
NBCUniversal Media
4.375%, 04/01/2021	210	222
Omnicom Group
3.625%, 05/01/2022	167	162
Reed Elsevier Capital
8.625%, 01/15/2019	475	596
Sirius XM Radio
4.625%, 05/15/2023 (A)	421	381
Time Warner
4.000%, 01/15/2022	355	359
3.400%, 06/15/2022	595	580
Wynn Las Vegas
5.375%, 03/15/2022	285	288

		5,576

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/2021	210	225
Delhaize Group
6.500%, 06/15/2017	320	359
Kroger
3.400%, 04/15/2022	638	619
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	349
Reynolds American
3.250%, 11/01/2022	330	304
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (A) (B)	235	240
Tyson Foods
4.500%, 06/15/2022	311	317

		2,413

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy — 1.3%
CNOOC Finance
3.000%, 05/09/2023	$641	$572
DCP Midstream
4.750%, 09/30/2021 (A)	220	220
Denbury Resources
4.625%, 07/15/2023	418	377
Energy Transfer Partners
6.125%, 02/15/2017	200	223
5.200%, 02/01/2022	465	490
Enterprise Products Operating
5.200%, 09/01/2020	340	378
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	340	375
KazMunayGas National
7.000%, 05/05/2020 (A)	325	365
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	965
Korea National Oil
3.125%, 04/03/2017 (A)	465	479
Marathon Petroleum
5.125%, 03/01/2021	196	212
Nabors Industries
4.625%, 09/15/2021	360	361
Noble Energy
8.250%, 03/01/2019	153	190
4.150%, 12/15/2021	475	488
Petroleos Mexicanos
3.500%, 07/18/2018 (A)	519	532
Petronas Capital
5.250%, 08/12/2019	330	362
Phillips 66
4.300%, 04/01/2022	377	383
Regency Energy Partners
4.500%, 11/01/2023	114	104
Spectra Energy Capital
6.200%, 04/15/2018	315	355
Transocean
6.500%, 11/15/2020	245	280
6.375%, 12/15/2021	3	3
3.800%, 10/15/2022	291	276
Valero Energy
6.125%, 02/01/2020	480	548
Weatherford International Ltd.
4.500%, 04/15/2022	460	463
Williams
3.700%, 01/15/2023	709	619
Williams Partners
4.000%, 11/15/2021	585	578
3.350%, 08/15/2022	185	172

		10,370

Financials — 2.4%
ING Bank
2.000%, 09/25/2015 (A)	665	676
ABN AMRO Bank
2.500%, 10/30/2018 (A)	1,000	993
American International Group
6.400%, 12/15/2020	325	384
4.875%, 06/01/2022	520	559

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower
4.700%, 03/15/2022 †	$365	$365
3.500%, 01/31/2023 †	485	442
Bank of America
5.200%, 12/29/2049 (B)	397	349
Barclays Bank
7.625%, 11/21/2022	414	441
6.625%, 03/30/2022	195	316
BNP Paribas
5.186%, 06/29/2049 (A) (B)	259	264
Citigroup
5.950%, 12/29/2049 (B)	510	472
Credit Suisse
6.500%, 08/08/2023 (A)	649	688
Danske Bank MTN
5.684%, 12/31/2049 (B)	309	518
Ford Motor Credit LLC
5.875%, 08/02/2021	695	788
Goldman Sachs Group MTN
1.837%, 11/29/2023 (B)	810	823
Hartford Financial Services Group
5.125%, 04/15/2022	655	714
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	399	398
HCP
5.375%, 02/01/2021 †	455	495
Health Care
5.250%, 01/15/2022 †	695	741
Healthcare Realty Trust
5.750%, 01/15/2021 †	285	310
Host Hotels & Resorts
5.250%, 03/15/2022 †	190	198
IPIC GMTN
3.750%, 03/01/2017 (A)	460	485
JPMorgan Chase
5.400%, 01/06/2042	175	189
LBG Capital No.2
15.000%, 12/21/2019	430	887
Lincoln National
4.200%, 03/15/2022	355	362
MetLife
5.700%, 06/15/2035	80	87
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	277
Morgan Stanley MTN
5.500%, 07/28/2021	585	654
Murray Street Investment Trust I
4.647%, 03/09/2017 (C)	55	59
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	504
Nomura Holdings MTN
2.000%, 09/13/2016	804	811
PNC Bank
3.800%, 07/25/2023	960	928
Prudential Financial
5.625%, 06/15/2043 (B)	365	358
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (B)	380	396
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (B)	110	129

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM MTN
7.250%, 01/25/2022	$52	$55
Societe Generale
7.875%, 12/18/2049 (A) (B)	342	344
5.922%, 04/05/2017 (A) (B)	115	120
4.196%, 01/26/2015 (B)	204	281
Standard Chartered MTN
4.000%, 07/12/2022 (B)	775	784

		18,644

Health Care — 0.1%
Actavis
3.250%, 10/01/2022	239	223
HCA
4.750%, 05/01/2023	410	385
Thermo Fisher Scientific
4.150%, 02/01/2024	365	361

		969

Industrials — 0.2%
BE Aerospace
5.250%, 04/01/2022	150	152
CSX
4.750%, 05/30/2042	470	446
Embraer
5.150%, 06/15/2022	149	149
Odebrecht Finance
5.125%, 06/26/2022 (A)	315	308
Republic Services
5.250%, 11/15/2021	320	349

		1,404

Information Technology — 0.3%
Baidu
3.250%, 08/06/2018	418	422
2.250%, 11/28/2017	248	247
Intel
4.800%, 10/01/2041	265	258
Motorola Solutions
3.500%, 03/01/2023	515	476
Oracle
3.875%, 07/15/2020	215	227
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	520
Total System Services
3.750%, 06/01/2023	263	243
2.375%, 06/01/2018	262	255

		2,648

Materials — 0.6%
Ball
5.000%, 03/15/2022	280	277
Barrick North America Finance LLC
4.400%, 05/30/2021	307	296
Basell Finance BV
8.100%, 03/15/2027 (A)	220	278
Cemex
7.250%, 01/15/2021 (A)	395	409
Cia Minera Milpo SAA
4.625%, 03/28/2023 (A)	428	387

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
4.375%, 11/15/2042	$232	$204
4.250%, 11/15/2020	210	223
4.125%, 11/15/2021	270	279
Eagle Spinco
4.625%, 02/15/2021 (A)	66	65
Gerdau Trade
5.750%, 01/30/2021 (A)	102	104
4.750%, 04/15/2023 (A)	365	340
International Paper
7.950%, 06/15/2018	295	358
4.750%, 02/15/2022	490	514
Rio Tinto Finance USA
3.500%, 03/22/2022	154	151
2.875%, 08/21/2022	521	486
Sealed Air
5.250%, 04/01/2023 (A)	332	323
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	354

		5,048

Telecommunication Services — 0.7%
AT&T
5.550%, 08/15/2041	245	248
3.000%, 02/15/2022	465	438
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	500	477
MetroPCS Wireless
6.625%, 04/01/2023 (A)	380	392
MTS International Funding
5.000%, 05/30/2023 (A)	375	351
Rogers Communications
4.000%, 06/06/2022	60	55
Sprint
7.875%, 09/15/2023 (A)	405	436
Telecom Italia Capital
7.175%, 06/18/2019	260	292
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	211
Verizon Communications
7.350%, 04/01/2039	350	435
5.500%, 02/15/2018	465	525
5.150%, 09/15/2023	1,013	1,088
VimpelCom Holdings BV
5.200%, 02/13/2019 (A)	330	330
Virgin Media Finance
5.250%, 02/15/2022	200	174

		5,452

Utilities — 0.3%
CMS Energy
5.050%, 03/15/2022	185	200
Constellation Energy Group
5.150%, 12/01/2020	70	74
Midamerican Energy Holdings
6.125%, 04/01/2036	390	443
ONEOK
4.250%, 02/01/2022	460	433
Pacific Gas & Electric
4.500%, 12/15/2041	185	174

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	$440	$424
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	487

		2,235

Total Corporate Obligations (Cost $55,474) ($ Thousands)		54,759

ASSET-BACKED SECURITIES — 4.9%

Automotive — 2.9%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	1,464	1,466
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	665	666
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	389	389
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/2016	461	460
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,275	1,275
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	550	551
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	794	793
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (A)	1,540	1,588
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	436
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020	594	605
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	584
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	608	608
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.080%, 11/21/2016	1,115	1,119
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	488	488
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	283	283
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	356	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.610%, 09/15/2017	$716	$716
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	299	298
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	551	519
Ford Auto Securitization Trust, Ser 2013-R4A, Cl A1
1.487%, 08/15/2015	645	607
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	238
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.718%, 12/10/2027 (A) (B)	929	929
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,226
Hyundai Auto Lease Securitization Trust, Ser 2013-A, Cl A3
0.660%, 06/15/2016 (A)	880	881
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	623	623
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	1,278	1,279
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	119	119
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/2015	202	202
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl C
1.810%, 04/15/2019	920	909
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	1,035	1,040
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	602	602
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/2015	244	244

		23,271

Credit Cards — 0.8%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,322
Cabela’s Master Credit Card Trust, Ser 2013-1A, Cl A
2.710%, 02/17/2026 (A)	820	758
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	735	721

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	$870	$868
First National Master Note Trust, Ser 2013-2, Cl A
0.697%, 10/15/2019 (B)	794	794
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,003
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	380
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	378

		6,224

Other Asset-Backed Securities — 1.2%
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	1,200	1,205
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.567%, 09/15/2017 (A) (B)	906	906
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	186	186
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	741	741
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	979	979
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.867%, 02/15/2017 (A) (B)	1,390	1,412
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,485	1,487
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.548%, 01/15/2018 (B)	838	838
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.658%, 06/20/2017 (B)	1,075	1,078
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.436%, 03/25/2036 (B)	777	527

		9,359

Total Asset-Backed Securities (Cost $39,000) ($ Thousands)		38,854

MORTGAGE-BACKED SECURITIES — 4.8%

Agency Mortgage-Backed Obligations — 0.5%
FNMA
3.500%, 07/01/2043	3,852	3,836

		3,836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 4.3%
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl A1A
5.415%, 09/10/2047	$1,238	$1,351
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (B)	262	280
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.778%, 03/15/2049 (B)	508	552
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	450	432
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	869
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.804%, 02/25/2047 (A) (B)	645	518
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.791%, 06/15/2038 (B)	330	326
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.770%, 05/15/2046 (B)	566	626
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.356%, 12/25/2036 (A) (B)	828	474
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.868%, 12/05/2031 (A) (B)	425	426
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	551
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (A)	530	450
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	653
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	754	828
GS Mortgage Securities II, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (A) (B)	785	757
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	874	860
GS Mortgage Securities II, Ser 2013-KYO, Cl A
1.018%, 11/08/2029 (A) (B)	860	856
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.416%, 03/25/2035 (A) (B)	442	368

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.285%, 07/25/2036 (A) (B)	$621	$463
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.366%, 10/25/2036 (A) (B)	660	559
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (B)	1,259	1,277
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.706%, 02/12/2049 (B)	300	322
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC18, Cl A1A
5.431%, 06/12/2047 (B)	1,986	2,178
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CIBC20, Cl A1A
5.746%, 02/12/2051 (B)	1,711	1,917
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
5.999%, 02/15/2051 (B)	254	281
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (B)	930	1,041
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,976	2,178
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	925	1,015
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	734	808
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (B)	615	675
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	2,312	2,520
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,356
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.648%, 06/11/2042 (B)	1,408	1,575
Motel 6 Trust, Ser 2012-MTL6, Cl A2
1.948%, 10/05/2025 (A)	590	584
Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.419%, 11/25/2023 (A) (B)	525	522

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	$297	$284
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	555
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A1A
5.719%, 05/15/2043 (B)	1,592	1,741
WF-RBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	822

		33,850

Total Mortgage-Backed Securities (Cost $38,301) ($ Thousands)		37,686

MUNICIPAL BONDS — 0.6%
County of Broward, Airport System Revenue, Ser Q-1, RB
5.000%, 10/01/2042	970	960
Metropolitan Transportation Authority, Ser A, RB
5.000%, 11/15/2038	1,015	1,023
San Antonio, Electric and Gas Authority, RB
5.000%, 02/01/2043	960	977
South Carolina State, Public Service Authority, Ser A, RB
5.750%, 12/01/2043	960	1,030
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2039	960	998

Total Municipal Bonds (Cost $4,982) ($ Thousands)		4,988

EXCHANGE TRADED FUND — 0.3%
iShares U.S. Real Estate ETF	37,800	2,385

Total Exchange Traded Fund (Cost $2,415) ($ Thousands)		2,385

	Number of Warrants

WARRANTS — 0.2%
Oil & Natural Gas
Expires 01/17/2017 *	273,850	1,292

Total Warrants (Cost $1,270) ($Thousands)		1,292

PREFERRED STOCK — 0.1%

Financials — 0.1%
Allstate, 5.100% (B)	5,925	143
Morgan Stanley, 7.125% (B)	30,000	784

Total Preferred Stock (Cost $897) ($ Thousands)		927

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Description	Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.1%
Indonesia Government International Bond MTN 3.375%, 04/15/2023 (A)	$319	$272
Qatar Government International Bond 4.500%, 01/20/2022 (A)	355	376

Total Sovereign Debt (Cost $686) ($ Thousands)		648

U.S. TREASURY OBLIGATIONS — 65.4%
U.S. Treasury Bills
0.035%, 01/23/2014 (D)	109,000	108,999
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	17,821	20,046
2.500%, 07/15/2016	50,722	55,651
2.375%, 01/15/2017	3,086	3,396
2.125%, 01/15/2019	9,067	10,125
2.000%, 07/15/2014	33,081	33,810
2.000%, 01/15/2016	32,024	34,128
1.875%, 07/15/2015	33,140	34,929
1.625%, 01/15/2015	3,749	3,862
1.625%, 01/15/2018	18,227	19,809
1.375%, 07/15/2018	27,677	29,997
0.500%, 04/15/2015	11,564	11,817
0.125%, 04/15/2016	39,703	40,768
0.125%, 04/15/2017	51,438	52,868
0.125%, 04/15/2018	57,199	58,339

Total U.S. Treasury Obligations (Cost $520,708) ($ Thousands)		518,544

Total Investments — 112.4% (Cost $879,787) ($ Thousands)‡		891,190

PURCHASED OPTIONS — 0.1%*††
iShares U.S. Real Estate ETF, Put, Expires 01/17/2015, Strike Price $57.00	1,990	565
iShares U.S. Real Estate ETF, Put, Expires 01/17/2015, Strike Price $59.00	1,017	361
Soybean Futures, Call Option, Expires 02/21/14, Strike Price $1,360.00	61	43
Sugar No. 11 Futures, Call Option, Expires 02/18/14, Strike Price $16.25	111	59

Total Purchased Options (Cost $1,282) ($Thousands)		$1,028

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	(43)	Mar-2014	$(154)
Coffee ‘C’	56	Mar-2014	77
Copper	29	Mar-2014	117
Corn	(201)	Dec-2014	289
Corn	574	Mar-2014	(663)
Corn	58	May-2014	(23)
Cotton	57	Mar-2014	158
Crude Oil	(29)	Jun-2014	(106)
Crude Oil	229	Mar-2014	452
Feeder Cattle	(43)	Mar-2014	(62)
Gasoil	29	Mar-2014	95
Heating Oil	71	Mar-2014	218
KCBT Red Wheat	58	Mar-2014	(329)
Lead	141	Mar-2014	346
Lean Hogs	45	Apr-2014	(39)
Lean Hogs	83	Feb-2014	(16)
Live Cattle	170	Apr-2014	4
LME Aluminum	196	Mar-2014	(32)
LME Aluminum	(129)	Nov-2014	259
LME Nickel	71	Mar-2014	(5)
LME Zinc	269	Mar-2014	768
LME Zinc	(86)	Nov-2014	(197)
Natural Gas	359	Mar-2014	579
Natural Gas	72	Oct-2014	88
Palladium	128	Mar-2014	(311)
Platinum	101	Apr-2014	2
Silver	29	Mar-2014	(249)
Soybean	27	Jul-2014	(37)
Soybean	29	Mar-2014	(49)
Soybean	(43)	May-2014	61
Soybean Meal	103	Mar-2014	(76)
Soybean Oil	112	Mar-2014	(108)
Sugar No. 11	275	Feb-2014	(389)
Wheat	112	Mar-2014	(479)
U.S. 10-Year Treasury Note	(313)	Mar-2014	705
U.S. 2-Year Treasury Note	(29)	Apr-2014	12
U.S. 5-Year Treasury Note	(207)	Apr-2014	323
U.S. Long Treasury Bond	(57)	Mar-2014	107

			$1,336

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($Thousands)
$(7,006)	JPMorgan Securities 0.10%	$(7,006)
(21,584)	Barclays Capital 0.15%	(21,584)
(17,940)	Bank of America 0.16%	(17,940)
(12,725)	Bank of America 0.08%	(12,725)
(31,184)	Bank of America 0.08%	(31,184)
(5,120)	Bank of America 0.08%	(5,120)
(20,244)	Bacrlays Capital 0.04%	(20,244)
(11,859)	Bacrlays Capital 0.01%	(11,859)

		$(127,662)

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
1/3/14	USD	10,803	BRL	25,766	$109
1/3/14-5/3/21	BRL	51,532	USD	21,830	93
1/15/14	AUD	5,826	USD	5,278	72
1/15/14	CNY	26,422	USD	4,327	(33)
1/15/14	JPY	1,891,282	USD	18,327	330
1/15/14	NOK	26,764	USD	4,355	(55)
1/15/14	RUB	204,815	USD	6,220	1
1/15/14	SEK	5,896	USD	902	(16)
1/15/14	SGD	279	USD	223	2
1/15/14	USD	18,793	CNY	114,752	145
1/15/14-1/16/14	CAD	18,296	USD	17,176	(39)
1/15/14-1/30/14	USD	2,765	EUR	2,013	8
1/15/14-2/18/14	EUR	20,018	USD	27,477	(105)
1/15/14-2/18/14	GBP	18,140	USD	29,763	(276)

					$236

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	(182)	183	$1
Deutsche Bank	(5,206)	5,278	72
Brown Brothers Harriman	(34,305)	34,164	(141)
Goldman Sachs	(86,414)	86,781	367
HSBC	(512)	502	(10)
Royal Bank of Scotland	(27,930)	27,667	(263)
Standard Chartered Bank	(11,134)	11,337	203
Standard New York	(2,583)	2,590	7

			$236

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

A list of open OTC swap agreements held by the Fund at December 31, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
Bank of America	CDX.NA.IG.S19V1-5Y Index	SELL	1.00	12/20/17	(3,760)	$73
Bank of America	SOCIETE GENERALE	SELL	3.00	12/20/17	(550)	42
Deutsche Bank	ANADARKO PETROLEUM Corp.	SELL	1.00	09/20/17	(500)	19

						$134

	Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/42	$2,790	$537

					$537

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($Thousands)
JPMorgan Chase Bank	DJ-UBS COMMODITY INDEX 2-MONTH FORWARD	0.13%	Index Return	03/17/14	$(20,167)	$(67)
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 45 Bps	03/17/14	108,063	(3,795)
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	7,833	(275)
UBS Warburg	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 30 Bps	04/15/14	1,633	(58)
Goldman Sachs	S&P 500 TOTAL RETURN INDEX	Index Return	1-Month USD LIBOR Plus 36 Bps	09/15/14	2,292	(81)

						$(4,276)

A list of open Centrally cleared swap agreements held by the Fund at December 31, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	CDX.NA.HY.S21.V1- 5Y Index	BUY	5.00	12/20/18	$5,900	$(267)

						$(267)

For the period ended December 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

Percentages	are based on Net Assets of $793,208 ($Thousands).
*	Non-income producing security.

†	Real Estate Investment Trust.

††	For the period ended December 31, 2013, the total amount of all open purchased options, as presented in the Consolidated Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2013.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on December 31, 2013. The coupon on a step bond changes on a specific date.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan

DJ — Dow Jones

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd. — Limited

MTN — Medium Term Note

NOK — Norwegian Krone

OTC — Over The Counter

RB — Revenue Bond

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

USD — United States Dollar

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $879,787 ($ Thousands), and the unrealized appreciation and depreciation were $22,026 ($ Thousands) and ($10,623) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,009	$—	$—	$121,009
Foreign Common Stock	109,278	820	—	110,098
Corporate Obligations	—	54,759	—	54,759
Asset-Backed Securities	—	38,854	—	38,854
Mortgage-Backed Securities	—	37,686	—	37,686
Municipal Bonds	—	4,988	—	4,988
Exchange Traded Funds	2,385	—	—	2,385
Warrants	1,292	—	—	1,292
Preferred Stock	—	927	—	927
Sovereign Debt	—	648	—	648
U.S. Treasury Obligations	—	518,544	—	518,544

Total Investments in Securities	$233,964	$657,226	$—	$891,190

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,028	$—	$—	$1,028
Futures Contracts *
Unrealized Appreciation	4,660	—	—	4,660
Unrealized Depreciation	(3,324)	—	—	(3,324)
Reverse Repurchase Agreements	(127,662)	—	—	(127,662)
Forwards *
Unrealized Appreciation	—	760	—	760
Unrealized Depreciation	—	(524)	—	(524)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	134	—	134
Interest Rate Swaps *
Unrealized Appreciation	—	537	—	537
Total Return Swaps *
Unrealized Depreciation	—	(4,276)	—	(4,276)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(267)	—	(267)

Total Other Financial Instruments	$(125,298)	$(3,636)	$—	$(128,934)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2013

As of December 31, 2013, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $5.3 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives		333,042	(36,194)	2,215,677	2,512,525
Maximum potential amount of future payments		24,120,000	2,330,000	32,291,465	58,741,465
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)(1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis	—	$—	$—	—	—	$—
points) (1)
0 - 100			5,017,868	—	—	5,017,868
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 150	—		—	—	—	—

Total	—	$—	$5,017,868	—	—	$5,017,868

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT — 5.0%
Bundesobligation
0.250%, 04/13/2018	EUR	3,235	$4,356
Bundesrepublik Deutschland
3.250%, 07/04/2042	EUR	660	998
Canadian Government Bond
4.000%, 06/01/2041	CAD	995	1,065
1.250%, 03/01/2018	CAD	4,670	4,296
Japan Government Five Year Bond
0.400%, 03/20/2018	JPY	831,650	7,976
United Kingdom Gilt
4.500%, 12/07/2042	GBP	605	1,159
1.250%, 07/22/2018	GBP	2,660	4,284

Total Sovereign Debt (Cost $24,678) ($ Thousands)			24,134

MORTGAGE-BACKED SECURITIES — 4.8%

Agency Mortgage-Backed Obligations — 4.8%
FHLMC
2.500%, 05/27/2016		$6,429	6,729
FNMA
5.250%, 09/15/2016		5,908	6,628
3.000%, 07/01/2043 to 10/01/2043		3,866	3,674
FNMA TBA
3.500%, 01/01/2041		6,464	6,421

Total Mortgage-Backed Securities (Cost $23,495) ($ Thousands)			23,452

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
3.625%, 08/15/2043		1,785	1,685
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029		231	317
3.625%, 04/15/2028		228	302
3.375%, 04/15/2032		104	138
2.625%, 07/15/2017		267	300
2.500%, 07/15/2016 to 01/15/2029		582	655
2.375%, 01/15/2017 to 01/15/2027		988	1,123
2.125%, 01/15/2019 to 02/15/2041		474	532
2.000%, 01/15/2016 to 01/15/2026		715	771
1.875%, 07/15/2015 to 07/15/2019		311	342
1.750%, 01/15/2028		227	243
1.625%, 01/15/2015 to 01/15/2018		390	410
1.375%, 07/15/2018 to 01/15/2020		530	571
1.250%, 07/15/2020		447	478
1.125%, 01/15/2021		556	584
0.750%, 02/15/2042		118	95
0.625%, 07/15/2021 to 02/15/2043		1,006	910

Description	Face Amount(1) ($ Thousands)/ Shares/Contracts		Market Value ($ Thousands)

0.500%, 04/15/2015		$466	$476
0.375%, 07/15/2023		627	605
0.125%, 04/15/2016 to 01/15/2023		3,692	3,650
U.S. Treasury Notes
1.000%, 05/31/2018		7,125	6,969

Total U.S. Treasury Obligations (Cost $21,592) ($ Thousands)			21,156

EXCHANGE TRADED FUNDS — 1.9%

Hong Kong — 0.4%
iShares FTSE A50 China Index ETF		1,572,200	1,894

United States — 1.5%
Invesco Municipal Opportunity Trust		147,730	1,730
iShares National AMT-Free Muni Bond ETF		26,673	2,767
Market Vectors High Yield Municipal Index ETF		92,981	2,628
Wisdom Tree Japan Hedged Equity Fund		7,797	396

			7,521

Total Exchange Traded Funds (Cost $9,816) ($ Thousands)			9,415

PREFERRED STOCK — 0.7%
Hersha Hospitality Trust, 6.875% ‡		49,075	1,141
Pebblebrook Hotel Trust, 6.500% ‡		54,050	1,101
Sabra Health Care, 7.125% ‡		43,875	1,029

Total Preferred Stock (Cost $3,675) ($ Thousands)			3,271

TIME DEPOSITS — 82.7%
Brown Brothers Harriman **
0.030%, 01/02/2014		404,475	404,475
0.207%, 01/02/2014	CAD	9	9
0.082%, 01/02/2014	EUR	78	78
0.005%, 01/02/2014	HKD	53	53

Total Time Deposits (Cost $404,615) ($ Thousands)			404,615

Total Investments — 99.4% (Cost $487,871)($ Thousands)			$486,043

PURCHASED SWAPTIONS — 0.2% * ††
February 2014, 3-Month LIBOR Call, Expiration: 02/10/2014, Strike Rate: 1.700%		24,830,000	37

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

Description	Contracts	Market Value ($ Thousands)

February 2014, 3-Month LIBOR Call, Expiration: 02/10/2014, Strike Rate: 1.700%	24,830,000	$241
February 2014, 3-Month LIBOR Call, Expiration: 02/10/2014, Strike Rate: 1.960%	102,780,000	341
January 2014, 3-Month LIBOR Put, Expiration: 01/13/2014, Strike Rate: 1.850%	72,970,000	150

Total Purchased Swaptions (Cost $859) ($ Thousands)		769

PURCHASED OPTION — 0.0% * ††
January 2014, Industrial Select Sector Index, Expires 01/18/2014, Strike Price: $50.00	148	35

Total Purchased Option (Cost $6) ($ Thousands)		35

WRITTEN SWAPTION — 0.0% * ††
January 2014, 3-Month LIBOR Call, Expiration: 01/13/2014, Strike Rate: 1.450%	(24,320,000)	—

Total Written Swaption (Premiums Received $15) ($ Thousands)		$—

A list of the open futures contracts held by the Fund at December 31, 2013, is as follows:

Type of Contract	Number of Contracts Long/Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	51	Mar-2014	$106
Euro-Bobl	14	Mar-2014	(26)
Euro-Bund	(154)	Mar-2014	487
Euro-Buxl 30-Year Bond	3	Mar-2014	(9)
Long Gilt 10-Year Bond	140	Mar-2014	(485)
Mini Japan 10-Year Bond	26	Mar-2014	(16)
MSCI EAFE Index E-MINI	240	Mar-2014	1,154
S&P 500 Index E-MINI	302	Mar-2014	592
S&P TSE 60 Index	17	Mar-2014	57
Topix Index	11	Mar-2014	90
U.S. 5-Year Treasury Note	184	Apr-2014	(289)
U.S. Ultra Long Treasury Bond	43	Mar-2014	(44)

			$1,617

For the period ended December 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/16/14-3/18/14	CAD	7,079	USD	6,634	$(25)
1/16/14-3/18/14	USD	3,730	CAD	3,977	7
1/24/14	JPY	836,982	USD	8,165	200
1/30/14	EUR	3,929	USD	5,398	(15)
1/30/14	USD	54	GBP	33	1
1/30/14-5/10/21	GBP	3,353	USD	5,442	(110)
7/14/14	BRL	28,726	USD	12,517	830
7/14/14	USD	11,761	BRL	28,726	(74)

					$814

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	$(7,965)	$8,165	$200
Brown Brothers Harriman	(743)	741	(2)
Citigroup	(23,448)	24,204	756
HSBC	(5,552)	5,442	(110)
Royal Bank of Canada	(5,434)	5,414	(20)
Royal Bank of Scotland	(9,089)	9,081	(8)
Standard Chartered Bank	(589)	587	(2)

			$814

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

A list of open OTC swap agreements held by the Fund at December 31, 2013, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(2,920)	$7
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(1,140)	12
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(2,470)	(3)
Bank of America	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(1,490)	13
Bank of America	CMBX.NA.BBB.6.V1 Index	SELL	3.00	05/11/63		(2,330)	189
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(5,120)	(30)
Citibank	CDX.EM.20.V1-5Y Index	SELL	5.00	12/20/18		(980)	(3)
Deutsche Bank	iTRAXX- EUROPE 19.V1-5Y	SELL	1.00	06/20/18	EUR	(250)	5
Deutsche Bank	iTRAXX- EUROPE Crossover 19.V1-5Y	SELL	5.00	06/20/18	EUR	(170)	16
Morgan Stanley	PEOPLE’S REPUBLIC OF CHINA	SELL	1.00	09/20/18		(24,120)	106
Morgan Stanley	REPUBLIC OF KOREA	BUY	1.00	09/20/18		24,120	(186)

							$126

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount Thousands	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	JIBAR 3 Month RATE	5.57%	05/07/14	ZAR	938,810	$—
Morgan Stanley	TIIE INDEX 28 DAY LUNAR RATE	4.33%	08/06/14	MXP	138,145	31

						$31

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

A list of open Centrally cleared swap agreements held by the Fund at December 31, 2013, is as follows:

Credit Default Swaps
Broker	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation ($Thousands)
Citibank	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(640)	$12
Citibank	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(1,660)	9
Citibank	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(1,910)	8
Citibank	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(970)	4
Citibank	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(280)	10
Goldman Sachs	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(1,220)	23
Goldman Sachs	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(460)	5
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(1,070)	25
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(590)	12
Morgan Stanley	CDX.NA.HY.21.V1-5Y Index	SELL	5.00	12/20/18		(1,230)	45
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(1,730)	13
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(890)	4
Morgan Stanley	CDX.NA.IG.21.V1-5Y Index	SELL	1.00	12/20/18		(2,320)	19
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(400)	7
Morgan Stanley	iTRAXX-EUROPE 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(170)	1
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(250)	17
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	1.00	12/20/18	EUR	(450)	8
Morgan Stanley	iTRAXX-EUROPE Crossover 20.V1-5Y Index	SELL	5.00	12/20/18	EUR	(430)	30

							$252

Interest Rate Swaps
Broker	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	6 Month GBP LIBOR	3.28%	11/19/43	GBP	320	$(15)
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	3.52%	11/19/43	CAD	560	(15)
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	3.46%	10/29/43	CAD	100	(3)
Morgan Stanley	3 Month USD LIBOR	2.92%	12/17/23		26,430	(361)
Morgan Stanley	1.62%	3 Month USD LIBOR	12/17/18		48,720	329
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	2.06%	11/19/18	CAD	2,330	(17)
Morgan Stanley	6 Month GBP LIBOR	1.70%	11/19/18	GBP	1,400,000	(41)
Morgan Stanley	6 Month GBP LIBOR	1.63%	10/30/18	GBP	60	(2)
Morgan Stanley	3 Month CANADIAN DOLLAR OFFERING RATE	2.07%	10/29/18	CAD	520	(3)

						$(128)

For the period ended December 31, 2013, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $489,007 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.
*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2013.

‡	Real Estate Investment Trust.

††	For the period ended December 31, 2013, the total amount of all open purchased and written options/swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivatives types during the period.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

BRL — Brazilian Real

CAD — Canadian Dollar

DJ — Dow Jones

EAFE — Europe, Austalasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXP — Mexican Peso

OTC — Over The Counter

S&P — Standard & Poor’s

TBA — To Be Announced

TIIE — Equilibrium Interbank Interest Rate

Topix — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

ZAR — South African Rand

†	At December 31, 2013, the tax basis cost of the Fund’s investments was $83,256
($ Thousands), and the unrealized appreciation and depreciation were $577
($ Thousands) and ($2,405) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$24,134	$—	$24,134
Mortgage-Backed Securities	—	23,452	—	23,452
U.S. Treasury Obligations	—	21,156	—	21,156
Exchange Traded Funds	9,415	—	—	9,415
Preferred Stock	—	3,271	—	3,271
Time Deposits	—	404,615	—	404,615

Total Investments in Securities	$9,415	$476,628	$—	$486,043

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Swaptions
Unrealized Appreciation	$—	$769	$—	$769
Purchased Option
Unrealized Appreciation	35	—	—	35
Written Swaption
Unrealized Appreciation	—	—	—	—
Futures *
Unrealized Appreciation	2,486	—	—	2,486
Unrealized Depreciation	(869)	—	—	(869)
Forwards *
Unrealized Appreciation	—	1,038	—	1,038
Unrealized Depreciation	—	(224)	—	(224)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	348	—	348
Unrealized Depreciation	—	(222)	—	(222)
Interest Rate Swaps *
Unrealized Appreciation	—	31	—	31
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	252		252
Interest Rate Swaps *
Unrealized Appreciation	—	329	—	329
Unrealized Depreciation	—	(457)	—	(457)

Total Other Financial Instruments	$1,652	$1,864	$—	$3,516

*	Futures contracts, Forward contracts and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2013

As of December 31, 2013, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $11.2 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	73,946	—	—	81,614	155,560
Maximum potential amount of future payments	1,257,868	—	—	3,760,000	5,017,868
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 100	—	—	35,983,839	—	—	35,983,839
101 - 200	—	—	—	—	—	—
201 - 300	—	—	15,677,626	—	2,330,000	18,007,626
301 - 400	—	—	4,750,000	—	—	4,750,000
Greater than 150	—	—		—	—	—

Total	—	—	56,411,465	—	2,330,000	58,741,465

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2013

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 28, 2014

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 28, 2014